UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of May 31, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 96.7%
	Municipal Bonds — 96.7%
	Arizona — 86.3%
	Arizona Health Facilities Authority, Banner Health,
1,185	Series A, Rev., 5.000%, 01/01/12	1,229
1,225	Series A, Rev., 5.000%, 01/01/14	1,268
660	Arizona Municipal Financing Program, Series 20, COP, VAR, BIG, 7.700%, 08/01/10 (p)	696
2,500	Arizona Power Authority, Crossover, Series A, Rev., SO, 5.250%, 10/01/17	2,882
	Arizona School Facilities Board,
1,000	COP, 5.250%, 09/01/18	1,027
1,500	Series A, COP, NATL-RE, 5.000%, 09/01/12	1,603
3,000	Series A, COP, NATL-RE, 5.250%, 03/01/13 (p)	3,394
2,850	Arizona School Facilities Board, State School Improvement, Rev., 5.250%, 07/01/12 (p)	3,185
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	2,730
	Arizona State Transportation Board Highway,
2,000	Series A, Rev., 5.250%, 07/01/12	2,220
3,000	Series B, Rev., 5.250%, 07/01/12	3,196
	Arizona State University,
1,500	Rev., FSA, 5.250%, 07/01/12	1,669
2,000	Rev., FSA, 5.250%, 07/01/12	2,195
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,205
1,000	COP, NATL-RE, 5.000%, 07/01/17	1,088
	Arizona Student Loan Acquisition Authority,
1,030	Series A-1, Rev., GTD Student Loans, 5.400%, 11/01/09	1,054
1,000	Series A-1, Rev., GTD Student Loans, 5.875%, 11/01/09	1,010
	Arizona Water Infrastructure Finance Authority, Water Quality,
1,500	Series A, Rev., 5.000%, 10/01/18	1,642
1,000	Series A, Rev., 5.375%, 10/01/09	1,023
2,250	Series A, Rev., 5.375%, 10/01/11 (p)	2,475
1,600	Series A, Rev., 5.500%, 10/01/09	1,637
1,110	Series A, Rev., 5.625%, 10/01/09	1,137
2,000	Series A, Rev., 5.750%, 10/01/09	2,049
1,665	City of Casa Grande, Excise Tax, Rev., AMBAC, 5.000%, 04/01/14	1,740
3,000	City of Gilbert, GO, NATL-RE, 5.000%, 07/01/16	3,411
1,520	City of Glendale IDA, Midwestern University, Rev., 5.000%, 05/15/14	1,610
1,090	City of Mesa, GO, NATL-RE, FGIC, 5.375%, 07/01/14	1,221
3,000	City of Mesa IDA, Discovery Health Systems, Series A, Rev., NATL-RE, 5.625%, 01/01/10 (p)	3,120
1,000	City of Mesa, Street & Highway, Rev., FSA, 5.000%, 07/01/12	1,098
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,193
2,000	City of Phoenix, GO, 5.875%, 07/01/10 (p)	2,115
110	City of Phoenix IDA, Statewide, Series A, Rev., GNMA/FNMA/FHLMC COLL, 5.350%, 06/23/09	110
355	City of Phoenix, Street & Highway, Rev., 6.500%, 06/29/09 (p)	357
2,500	City of Phoenix, Street & Highway, Capital Appreciation, Junior Lien, Series A, Rev., NATL-RE, FGIC, Zero Coupon, 07/01/12	2,311
655	City of Scottsdale, GO, 5.250%, 07/01/11 (p)	719
1,345	City of Scottsdale, Unrefunded Balance, GO, 5.250%, 07/01/11	1,423
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,710
1,875	Rev., 5.250%, 07/01/23	2,184
1,125	City of Tempe, Excise Tax, Rev., 5.000%, 07/01/16	1,275
1,500	City of Tucson, GO, NATL-RE, 5.000%, 07/01/18	1,727
1,000	Greater Arizona Development Authority, Series A, Rev., NATL-RE, 5.000%, 08/01/15	1,039
6,450	Maricopa County IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/31/14 (p)	5,550
2,000	Maricopa County, Community College District, Series C, GO, 5.000%, 07/01/19	2,279
1,000	Maricopa County, High School District No. 210-Phoenix, GO, FSA, 5.250%, 07/01/19	1,175
2,000	Maricopa County, School District No. 28-Kyrene Elementary, Capital Appreciation, Series C, GO, NATL-RE, FGIC, Zero Coupon, 01/01/11	1,929
1,265	Maricopa County, School District No. 38-Madison Elementary, Project of 2004, Series A, GO, NATL-RE, 5.000%, 07/01/15	1,363
1,020	Maricopa County, Unified School District No. 11-Peoria, Unrefunded Balance, School Improvement, GO, NATL-RE, FGIC, 4.750%, 07/01/11	1,057
1,225	Maricopa County, Unified School District No. 4-Mesa, GO, FSA, 5.000%, 07/01/11	1,322
1,000	Maricopa County, Unified School District No. 69-Paradise Valley, GO, NATL-RE, 6.350%, 07/01/10	1,053
1,000	Maricopa County, Unified School District No. 69-Paradise Valley, Certificates of Ownership, Series A, GO, NATL-RE, FGIC, 5.250%, 07/01/14	1,110
1,905	Navajo County, Unified School District No. 20, Project of 2005, Series A, Rev., NATL- RE, 5.000%, 07/01/18	2,076
1,500	Northern Arizona University, Research Projects, COP, AMBAC, 5.000%, 09/01/15	1,526
2,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/19	2,121
3,000	Phoenix Civic Improvement Corp., Sub Lien, Series B, Rev., NATL-RE, 5.000%, 07/01/15	3,298
2,000	Phoenix Civic Improvement Corp., Wastewater Systems, Senior Lien, Rev., 5.500%, 07/01/18	2,253
75	Pima County IDA, Single Family Mortgage, Series A, Rev., 6.400%, 06/29/09	75
	Pima County, Justice Building Project,
1,065	Series A, COP, AMBAC, 5.000%, 07/01/16	1,135
1,000	Series A, COP, AMBAC, 5.000%, 07/01/17	1,059
1,560	Pima County, Unified School District No. 12 Sunnyside, GO, FSA, 5.000%, 07/01/14	1,773
	Salt River Project Agricultural Improvement & Power District,
1,600	Series A, Rev., 5.000%, 01/01/18	1,742
1,500	Series A, Rev., 5.000%, 01/01/19	1,679
	Scottsdale IDA, Healthcare,
1,000	Series A, Rev., 5.000%, 09/01/15	1,024
1,200	Series A, Rev., 5.000%, 09/01/18	1,166
	Scottsdale Municipal Property Corp.,
2,500	Rev., 5.000%, 07/01/14	2,841
3,000	Rev., 5.000%, 07/01/17	3,475
1,000	Show Low IDA, Navapache Regional Medical Center, Series A, Rev., ACA, 5.500%, 06/29/09	1,000
2,630	State of Arizona, Series A, COP, FSA, 5.000%, 11/01/11	2,793
1,960	Tucson & Prima Counties IDA, Single Family Mortgage, Series B, Rev.,
	GNMA/FNMA/FHLMC, 4.600%, 06/01/17	1,910
1,000	Tucson Airport Authority, Inc., Rev., FSA, 5.000%, 06/01/12	1,090
1,670	Tucson Airport Authority, Inc., Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/16	1,613
	University of Arizona,
1,365	Series A, COP, AMBAC, 5.000%, 06/01/15	1,436
1,555	Series A, COP, AMBAC, 5.500%, 06/01/12 (p)	1,739
1,000	Series B, COP, AMBAC, 5.000%, 06/01/15	1,038
145	University of Arizona, Unrefunded Balance, Series A, COP, AMBAC, 5.500%, 06/01/12	157
1,100	Yavapai County IDA, Yavapai Regional Medical Center, Series A, Rev., FSA, 5.125%, 06/29/09	1,101
3,000	Yuma County IDA, Multi-Family Mortgage, Series A, Rev., GNMA COLL, 6.100%, 09/20/09	3,182
1,000	Yuma County IDA, Yuma Regional Medical Center, Rev., NATL-RE, 5.500%, 06/29/09 (p)	1,008

		135,125

	Georgia — 0.7%
1,000	Municipal Electric Authority of Georgia, Project No. 1, Series A, Rev., 5.000%, 01/01/12	1,058

	Illinois — 1.3%
1,000	City of Chicago, Wastewater Transmission, Second Lien, Series B, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	1,050
1,000	State of Illinois, GO, 5.000%, 01/01/16	1,073

		2,123

	Michigan — 2.2%
3,000	State of Michigan, Environmental Program, Series A, GO, 5.250%, 05/01/13 (p)	3,419

	North Carolina — 1.4%
2,000	Wake County, Public Improvement, GO, 5.000%, 03/01/19	2,267

	Pennsylvania — 0.7%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/14	1,054

	South Carolina — 0.7%
1,000	South Carolina State Public Service Authority, Santee Cooper, Series A, Rev., 5.375%, 01/01/19	1,066

	Texas — 3.4%
1,700	Eagle Mountain & Saginaw Independent School District, School Building, GO, PSF- GTD, 5.000%, 08/15/17	1,891
3,000	Texas State Transportation Commission, Series A, Rev., 5.250%, 04/01/14	3,413

		5,304

	Total Long-Term Investments (Cost $145,317)	151,416

SHARES

	Short-Term Investment — 2.9%
	Investment Company — 2.9%
4,482	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.290% (b) (l) (m) (Cost $4,482)	4,482

	Total Investments — 99.6% (Cost $149,799)	155,898
	Other Assets in Excess of Liabilities — 0.4%	650

	NET ASSETS — 100.0%	$156,548

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ACA	—	Insured by American Capital Access
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BIG	—	Bond Investment Guarantee
COLL	—	Collateral
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SO	—	Special Obligation
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,584
Aggregate gross unrealized depreciation	(485)

Net unrealized appreciation/depreciation	$6,099

Federal income tax cost of investments	$149,799

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 4,482	$ -
Level 2 – Other significant observable inputs	151,416	-
Level 3 – Significant unobservable inputs	-	-
Total	$ 155,898	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 89.0%
		Asset-Backed Securities — 1.2%
		AmeriCredit Automobile Receivables Trust,
3,578		Series 2005-BM, Class A4, VAR, 0.494%, 05/06/12	3,428
1,400		Series 2006-BG, Class A4, 5.210%, 09/06/13	1,293
3,179		Series 2007-CM, Class A3B, VAR, 0.444%, 05/07/12	3,125
1,200		Series 2008-AF, Class A3, 5.680%, 12/12/12	1,156
2,270		Series 2008-AF, Class A4, 6.960%, 10/14/14	2,073
911		Ameriquest Mortgage Securities, Inc., Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	689
48,000		Asset Backed Securities Corp., Series BA-3832, VAR, 5.760%, 06/20/39	3,150
1,928		Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.679%, 04/25/36 (i)	1,183
		Capital One Auto Finance Trust,
1,767		Series 2007-B, Class A3A, 5.030%, 04/15/12	1,771
160		Series 2007-C, Class A3A, 5.130%, 04/16/12	159
7,752		Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A7, SUB, 4.277%, 09/25/33	6,626
		Citibank Credit Card Issuance Trust,
4,892		Series 2002-C2, Class C2, 6.950%, 02/18/14	4,659
950		Series 2007-A3, Class A3, 6.150%, 06/15/39	924
2,433		Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.689%, 12/25/33	1,570
		CNH Equipment Trust,
1,875		Series 2008-B, Class A3A, 4.780%, 07/16/12	1,901
3,300		Series 2008-B, Class A4A, 5.600%, 11/17/14	3,299
500		Series 2009-A, Class A3, 5.280%, 11/15/12	520
		Countrywide Asset-Backed Certificates,
884		Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	387
11		Series 2004-1, Class 3A, VAR, 0.589%, 04/25/34	7
1,290		Series 2004-1, Class M1, VAR, 0.809%, 03/25/34	664
1,060		Series 2004-1, Class M2, VAR, 0.859%, 03/25/34	660
1,065		Series 2004-6, Class M1, VAR, 0.909%, 10/25/34 (i)	326
973		Credit Suisse Mortgage Capital Certificates, Series 2006-CF1, Class A1, VAR, 0.619%, 11/25/35 (i)	443
1,476		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	976
2,000		Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	2,039
1,400		First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006- FF17, Class A4, VAR, 0.409%, 12/25/36	809
843		GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	489
		Honda Auto Receivables Owner Trust,
4,710		Series 2009-2, Class A3, 2.790%, 01/15/13	4,740
3,200		Series 2009-2, Class A4, 4.430%, 07/15/15	3,238
2,000		Indymac Residential Asset Backed Trust, Series 2006-A, Class A3, VAR, 0.509%, 03/25/36	1,026
		Long Beach Mortgage Loan Trust,
1,500		Series 2004-3, Class M1, VAR, 0.879%, 07/25/34	780
1,575		Series 2006-8, Class 2A2, VAR, 0.399%, 09/25/36	698
2,746		Series 2006-WL2, Class 2A3, VAR, 0.509%, 01/25/36	1,845
412		MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A1, VAR, 0.349%, 08/25/36	388
		MBNA Credit Card Master Note Trust,
2,883		Series 2002-C1, Class C1, 6.800%, 07/15/14	2,713
1,288		Series 2003-C1, Class C1, VAR, 2.044%, 06/15/12	1,240
2,240		MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.850%, 02/15/12 (e)	2,244
4,000		New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	2,380
381		Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.149%, 02/25/33	292
		Residential Asset Securities Corp.,
96		Series 2002-KS4, Class AIIB, VAR, 0.809%, 07/25/32	49
131		Series 2003-KS5, Class AIIB, VAR, 0.889%, 07/25/33	60
153		Series 2003-KS9, Class A2B, VAR, 0.949%, 11/25/33	68
4,901		Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	3,557
304		Union Pacific Railroad Co. 1997 Pass Through Trust, 6.910%, 08/27/17	319
370		Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 01/02/24	340
1,500		Volkswagen Auto Loan Enhanced Trust, Series 2008-1, Class A3, 4.500%,07/20/12	1,525
		Wachovia Asset Securitization, Inc.,
218		Series 2002-HE2, Class A, VAR, 0.739%, 12/25/32 (f)	83
673		Series 2003-HE3, Class A, VAR, 0.559%, 11/25/33	269
		World Omni Auto Receivables Trust,
2,707		Series 2007-B, Class A3A, 5.280%, 01/17/12	2,764
1,400		Series 2009-A, Class A3, 3.330%, 05/15/13	1,414

		Total Asset-Backed Securities (Cost $86,894)	76,358

		Collateralized Mortgage Obligations — 44.5%
		Agency CMO — 34.4%
1,830		Federal Home Loan Bank System, Series 2000-0606, Class Y, 5.270%, 12/28/12	1,961
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
778		Series 8, Class ZA, 7.000%, 03/25/23	781
3,548		Series 29, Class L, 7.500%, 04/25/24	3,848
		Federal Home Loan Mortgage Corp. REMICS,
88		Series 11, Class D, 9.500%, 07/15/19	95
38		Series 22, Class C, 9.500%, 04/15/20	42
57		Series 23, Class F, 9.600%, 04/15/20	62
1		Series 41, Class I, HB, 84.000%, 05/15/20	2
6		Series 47, Class F, 10.000%, 06/15/20	6
20		Series 99, Class Z, 9.500%, 01/15/21	22
1		Series 204, Class E, HB, IF, 1,813.884%, 05/15/23	16
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
21		Series 1065, Class J, 9.000%, 04/15/21	23
7		Series 1079, Class S, HB, IF, 32.725%, 05/15/21	11
29		Series 1084, Class F, VAR, 1.325%, 05/15/21	29
20		Series 1084, Class S, HB, IF, 43.537%, 05/15/21	27
38		Series 1116, Class I, 5.500%, 08/15/21	40
38		Series 1144, Class KB, 8.500%, 09/15/21	42
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	3
1		Series 1196, Class B, HB, IF, 1,153.506%, 01/15/22	21
191		Series 1212, Class IZ, 8.000%, 02/15/22	195
60		Series 1250, Class J, 7.000%, 05/15/22	64
84		Series 1343, Class LA, 8.000%, 08/15/22	94
106		Series 1343, Class LB, 7.500%, 08/15/22	114
176		Series 1370, Class JA, VAR, 1.525%, 09/15/22	177
184		Series 1455, Class WB, IF, 4.487%, 12/15/22	170
838		Series 1466, Class PZ, 7.500%, 02/15/23	897
14		Series 1470, Class F, VAR, 2.627%, 02/15/23	14
1,016		Series 1498, Class I, VAR, 1.525%, 04/15/23	1,017
1,235		Series 1502, Class PX, 7.000%, 04/15/23	1,296
169		Series 1505, Class Q, 7.000%, 05/15/23	181
405		Series 1518, Class G, IF, 8.702%, 05/15/23	422
136		Series 1541, Class M, HB, IF, 21.086%, 07/15/23	181
370		Series 1541, Class O, VAR, 2.400%, 07/15/23	369
103		Series 1558, Class D, 6.500%, 07/15/23	104
36		Series 1570, Class F, VAR, 3.127%, 08/15/23	36
1,289		Series 1573, Class PZ, 7.000%, 09/15/23	1,389
770		Series 1591, Class PV, 6.250%, 10/15/23	828
80		Series 1595, Class D, 7.000%, 10/15/13	84
259		Series 1596, Class D, 6.500%, 10/15/13	267
39		Series 1602, Class SA, HB, IF, 21.531%, 10/15/23	50
51		Series 1607, Class SA, IF, 18.894%, 10/15/13	60
3,571		Series 1608, Class L, 6.500%, 09/15/23	3,851
1,191		Series 1609, Class LG, IF, 16.521%, 11/15/23	1,379
189		Series 1611, Class JA, VAR, 1.625%, 08/15/23	189
180		Series 1611, Class JB, HB, IF, 20.836%, 08/15/23	192
1,564		Series 1642, Class PJ, 6.000%, 11/15/23	1,670
664		Series 1658, Class GZ, 7.000%, 01/15/24	713
21		Series 1671, Class QC, IF, 10.000%, 02/15/24	23
25		Series 1685, Class Z, 6.000%, 11/15/23	25
24		Series 1686, Class SH, IF, 18.394%, 02/15/24	27
560		Series 1695, Class EB, 7.000%, 03/15/24	611
107		Series 1699, Class FC, VAR, 0.975%, 03/15/24	106
452		Series 1700, Class GA, PO, 02/15/24	410
1,401		Series 1706, Class K, 7.000%, 03/15/24	1,514
48		Series 1709, Class FA, VAR, 2.020%, 03/15/24	47
1,500		Series 1720, Class PL, 7.500%, 04/15/24	1,624
110		Series 1745, Class D, 7.500%, 08/15/24	118
1,270		Series 1798, Class F, 5.000%, 05/15/23	1,315
20		Series 1807, Class G, 9.000%, 10/15/20	21
367		Series 1829, Class ZB, 6.500%, 03/15/26	396
53		Series 1844, Class E, 6.500%, 10/15/13	57
2,395		Series 1863, Class Z, 6.500%, 07/15/26	2,547
58		Series 1865, Class D, PO, 02/15/24	39
227		Series 1890, Class H, 7.500%, 09/15/26	246
600		Series 1899, Class ZE, 8.000%, 09/15/26	658
1,614		Series 1927, Class ZA, 6.500%, 01/15/27	1,713
37		Series 1935, Class FL, VAR, 1.075%, 02/15/27	37
496		Series 1963, Class Z, 7.500%, 01/15/27	509
80		Series 1970, Class PG, 7.250%, 07/15/27	88
702		Series 1981, Class Z, 6.000%, 05/15/27	749
811		Series 1983, Class Z, 6.500%, 12/15/23	863
335		Series 1987, Class PE, 7.500%, 09/15/27	335
743		Series 2019, Class Z, 6.500%, 12/15/27	803
303		Series 2025, Class PE, 6.300%, 01/15/13	307
3,036		Series 2033, Class J, 5.600%, 06/15/23	3,098
267		Series 2033, Class SN, HB, IF, 24.125%, 03/15/24	102
704		Series 2038, Class PN, IO, 7.000%, 03/15/28	66
1,299		Series 2040, Class PE, 7.500%, 03/15/28	1,329
987		Series 2054, Class PV, 7.500%, 05/15/28	1,066
466		Series 2055, Class OE, 6.500%, 05/15/13	487
2,265		Series 2075, Class PH, 6.500%, 08/15/28	2,422
2,544		Series 2075, Class PM, 6.250%, 08/15/28	2,716
1,318		Series 2086, Class GB, 6.000%, 09/15/28	1,407
844		Series 2089, Class PJ, IO, 7.000%, 10/15/28	130
4,065		Series 2095, Class PE, 6.000%, 11/15/28	4,338
1,163		Series 2102, Class TC, 6.000%, 12/15/13	1,232
747		Series 2102, Class TU, 6.000%, 12/15/13	791
5,275		Series 2106, Class ZD, 6.000%, 12/15/28	5,532
10,907		Series 2110, Class PG, 6.000%, 01/15/29	11,637
3,008		Series 2115, Class PE, 6.000%, 01/15/14	3,178
1,317		Series 2125, Class JZ, 6.000%, 02/15/29	1,405
2,710		Series 2126, Class CB, 6.250%, 02/15/29	2,863
243		Series 2132, Class SB, HB, IF, 28.738%, 03/15/29	322
182		Series 2134, Class PI, IO, 6.500%, 03/15/19	21
84		Series 2135, Class UK, IO, 6.500%, 03/15/14	7
120		Series 2141, Class IO, IO, 7.000%, 04/15/29	15
259		Series 2163, Class PC, IO, 7.500%, 06/15/29	39
2,240		Series 2169, Class TB, 7.000%, 06/15/29	2,421
1,400		Series 2172, Class QC, 7.000%, 07/15/29	1,521
1,642		Series 2176, Class OJ, 7.000%, 08/15/29	1,744
121		Series 2189, Class SA, IF, 17.671%, 02/15/28	127
743		Series 2201, Class C, 8.000%, 11/15/29	805
582		Series 2209, Class TC, 8.000%, 01/15/30	622
904		Series 2210, Class Z, 8.000%, 01/15/30	977
191		Series 2224, Class CB, 8.000%, 03/15/30	200
657		Series 2230, Class Z, 8.000%, 04/15/30	704
534		Series 2234, Class PZ, 7.500%, 05/15/30	578
411		Series 2247, Class Z, 7.500%, 08/15/30	460
601		Series 2256, Class MC, 7.250%, 09/15/30	643
1,268		Series 2259, Class ZM, 7.000%, 10/15/30	1,358
42		Series 2261, Class ZY, 7.500%, 10/15/30	43
161		Series 2262, Class Z, 7.500%, 10/15/30	170
1,292		Series 2271, Class PC, 7.250%, 12/15/30	1,328
2,184		Series 2283, Class K, 6.500%, 12/15/23	2,378
774		Series 2296, Class PD, 7.000%, 03/15/31	823
10,052		Series 2301, Class PA, 6.000%, 10/15/13	10,593
234		Series 2306, Class K, PO, 05/15/24	203
553		Series 2306, Class SE, IF, IO, 7.730%, 05/15/24	56
778		Series 2313, Class LA, 6.500%, 05/15/31	835
46		Series 2323, Class VO, 6.000%, 10/15/22	46
1,626		Series 2325, Class PM, 7.000%, 06/15/31	1,785
3,714		Series 2344, Class QG, 6.000%, 08/15/16	3,954
9,178		Series 2344, Class ZD, 6.500%, 08/15/31	9,895
782		Series 2344, Class ZJ, 6.500%, 08/15/31	844
795		Series 2345, Class NE, 6.500%, 08/15/31	851
1,147		Series 2345, Class PQ, 6.500%, 08/15/16	1,230
1,062		Series 2351, Class PZ, 6.500%, 08/15/31	1,144
1,287		Series 2353, Class TD, 6.000%, 09/15/16	1,378
1,104		Series 2355, Class BP, 6.000%, 09/15/16	1,180
510		Series 2359, Class PM, 6.000%, 09/15/16	542
2,242		Series 2359, Class ZB, 8.500%, 06/15/31	2,483
2,095		Series 2360, Class PG, 6.000%, 09/15/16	2,218
485		Series 2363, Class PF, 6.000%, 09/15/16	516
949		Series 2366, Class MD, 6.000%, 10/15/16	1,005
1,495		Series 2367, Class ME, 6.500%, 10/15/31	1,605
1,786		Series 2388, Class FB, VAR, 0.944%, 01/15/29	1,764
3,619		Series 2391, Class QR, 5.500%, 12/15/16	3,837
702		Series 2391, Class VQ, 6.000%, 10/15/12	729
87		Series 2392, Class PV, 6.000%, 12/15/20	87
1,173		Series 2394, Class MC, 6.000%, 12/15/16	1,254
1,902		Series 2399, Class OH, 6.500%, 01/15/32	2,051
2,996		Series 2399, Class TH, 6.500%, 01/15/32	3,230
2,753		Series 2410, Class NG, 6.500%, 02/15/32	2,968
786		Series 2410, Class OE, 6.375%, 02/15/32	845
2,156		Series 2410, Class QS, IF, 18.605%, 02/15/32	2,279
672		Series 2410, Class QX, IF, IO, 8.306%, 02/15/32	76
2,030		Series 2412, Class SP, IF, 15.411%, 02/15/32	2,250
3,854		Series 2420, Class XK, 6.500%, 02/15/32	4,156
1,545		Series 2423, Class MC, 7.000%, 03/15/32	1,677
1,645		Series 2423, Class MT, 7.000%, 03/15/32	1,785
1,546		Series 2423, Class TB, 6.500%, 03/15/32	1,667
1,125		Series 2425, Class OB, 6.000%, 03/15/17	1,204
3,360		Series 2430, Class WF, 6.500%, 03/15/32	3,632
2,419		Series 2434, Class TC, 7.000%, 04/15/32	2,628
840		Series 2435, Class CJ, 6.500%, 04/15/32	898
2,800		Series 2435, Class VH, 6.000%, 07/15/19	2,957
2,071		Series 2436, Class MC, 7.000%, 04/15/32	2,252
1,473		Series 2444, Class ES, IF, IO, 7.606%, 03/15/32	161
930		Series 2450, Class GZ, 7.000%, 05/15/32	996
1,178		Series 2450, Class SW, IF, IO, 7.656%, 03/15/32	128
3,636		Series 2455, Class GK, 6.500%, 05/15/32	3,929
919		Series 2458, Class QE, 5.500%, 06/15/17	974
4,236		Series 2460, Class VZ, 6.000%, 11/15/29	4,364
3,805		Series 2463, Class CE, 6.000%, 06/15/17	4,071
2,556		Series 2466, Class PG, 6.500%, 04/15/32	2,705
1,400		Series 2466, Class PH, 6.500%, 06/15/32	1,496
2,374		Series 2474, Class NR, 6.500%, 07/15/32	2,558
10,268		Series 2475, Class S, IF, IO, 7.656%, 02/15/32	1,055
485		Series 2480, Class PV, 6.000%, 07/15/11	507
2,990		Series 2484, Class LZ, 6.500%, 07/15/32	3,243
658		Series 2488, Class WS, IF, 15.962%, 08/15/17	762
260		Series 2498, Class UD, 5.500%, 06/15/16	261
3,360		Series 2500, Class MC, 6.000%, 09/15/32	3,582
1,680		Series 2512, Class PG, 5.500%, 10/15/22	1,759
1,719		Series 2513, Class YO, PO, 02/15/32	1,621
4,047		Series 2515, Class DE, 4.000%, 03/15/32	4,155
3,050		Series 2515, Class MG, 4.000%, 09/15/17	3,154
1,570		Series 2518, Class PX, 5.500%, 09/15/13	1,665
355		Series 2519, Class BT, 8.500%, 09/15/31	369
258		Series 2521, Class PU, 5.500%, 05/15/10	263
2,133		Series 2527, Class VU, 5.500%, 10/15/13	2,172
2,185		Series 2535, Class BK, 5.500%, 12/15/22	2,321
3,360		Series 2537, Class TE, 5.500%, 12/15/17	3,575
700		Series 2541, Class GX, 5.500%, 02/15/17	710
2,000		Series 2543, Class LX, 5.000%, 12/15/17	2,115
2,800		Series 2543, Class YX, 6.000%, 12/15/32	2,960
3,640		Series 2544, Class HC, 6.000%, 12/15/32	3,870
3,429		Series 2549, Class ZG, 5.000%, 01/15/18	3,495
3,763		Series 2552, Class ME, 6.000%, 01/15/33	3,995
1,407		Series 2565, Class MB, 6.000%, 05/15/30	1,451
1,904		Series 2567, Class QD, 6.000%, 02/15/33	2,016
3,000		Series 2571, Class FY, VAR, 1.094%, 12/15/32	2,977
549		Series 2571, Class SK, HB, IF, 33.015%, 09/15/23	809
1,538		Series 2571, Class SY, IF, 17.773%, 12/15/32	1,802
2,580		Series 2574, Class HP, 5.000%, 02/15/18	2,733
5,601		Series 2575, Class ME, 6.000%, 02/15/33	5,931
1,416		Series 2586, Class HD, 5.500%, 03/15/23	1,410
2,068		Series 2586, Class WI, IO, 6.500%, 03/15/33	264
4,569		Series 2591, Class WI, IO, 5.500%, 02/15/30	190
1,550		Series 2594, Class VA, 6.000%, 03/15/14	1,577
2,554		Series 2594, Class VP, 6.000%, 02/15/14	2,588
5,265		Series 2594, Class VQ, 6.000%, 08/15/20	5,538
1,420		Series 2595, Class HC, 5.500%, 04/15/23	1,418
2,051		Series 2596, Class QG, 6.000%, 03/15/33	2,145
4,870		Series 2597, Class DS, IF, IO, 7.206%, 02/15/33	302
6,662		Series 2599, Class DS, IF, IO, 6.656%, 02/15/33	362
8,777		Series 2610, Class DS, IF, IO, 6.756%, 03/15/33	653
8,697		Series 2611, Class SH, IF, IO, 7.306%, 10/15/21	668
1,680		Series 2611, Class UH, 4.500%, 05/15/18	1,743
2,240		Series 2617, Class GR, 4.500%, 05/15/18	2,327
361		Series 2619, Class HR, 3.500%, 11/15/31	366
1,332		Series 2619, Class IM, IO, 5.000%, 10/15/21	89
706		Series 2624, Class IU, IO, 5.000%, 06/15/33	36
10,103		Series 2626, Class NS, IF, IO, 6.206%, 06/15/23	852
1,531		Series 2627, Class SP, IF, 12.705%, 06/15/33	1,415
3,743		Series 2629, Class BY, IO, 4.500%, 03/15/18	268
8,821		Series 2630, Class S, IF, IO, 6.806%, 01/15/17	587
6,360		Series 2631, Class LC, 4.500%, 06/15/18	6,604
21,611		Series 2636, Class Z, 4.500%, 06/15/18	22,500
2,704		Series 2637, Class SA, IF, IO, 5.756%, 06/15/18	209
920		Series 2638, Class DS, IF, 8.256%, 07/15/23	821
2,889		Series 2638, Class SA, IF, IO, 6.756%, 11/15/16	178
1,232		Series 2640, Class UG, IO, 5.000%, 01/15/32	183
12,391		Series 2640, Class UP, IO, 5.000%, 01/15/32	1,146
742		Series 2640, Class UR, IO, 4.500%, 08/15/17	31
1,900		Series 2642, Class SL, IF, 6.591%, 07/15/33	1,802
583		Series 2643, Class HI, IO, 4.500%, 12/15/16	24
595		Series 2646, Class SH, IF, 12.955%, 07/15/33	508
3,933		Series 2649, Class QE, 4.500%, 08/15/17	4,105
1,311		Series 2650, Class PO, PO, 12/15/32	1,147
6,191		Series 2650, Class SO, PO, 12/15/32	5,306
19,883		Series 2651, Class VZ, 4.500%, 07/15/18	20,694
3,745		Series 2655, Class EO, PO, 02/15/33	3,171
2,017		Series 2656, Class SH, HB, IF, 20.567%, 02/15/25	2,162
4,000		Series 2658, Class PE, 4.500%, 11/15/16	4,159
768		Series 2663, Class EO, PO, 08/15/33	614
2,586		Series 2667, Class SW, IF, 6.474%, 01/15/18	2,394
4,942		Series 2668, Class S, IF, 11.311%, 09/15/33	4,484
3,853		Series 2668, Class SB, IF, 6.894%, 10/15/15	3,912
2,071		Series 2671, Class S, IF, 14.127%, 09/15/33	2,204
2,800		Series 2672, Class ME, 5.000%, 11/15/22	2,958
884		Series 2672, Class SJ, IF, 6.849%, 09/15/16	881
9,351		Series 2675, Class CK, 4.000%, 09/15/18	9,403
1,795		Series 2676, Class TS, IF, 15.522%, 01/15/32	1,923
3,592		Series 2682, Class YS, IF, 8.373%, 10/15/33	2,969
259		Series 2683, Class VA, 5.500%, 02/15/21	268
16,000		Series 2684, Class PO, PO, 01/15/33	13,139
300		Series 2684, Class SN, HB, IF, 26.528%, 10/15/33	311
4,480		Series 2684, Class TO, PO, 10/15/33	3,434
1,299		Series 2686, Class GB, 5.000%, 05/15/20	1,341
3,614		Series 2686, Class NS, IF, IO, 7.256%, 10/15/21	285
810		Series 2686, Class SO, IF, 13.511%, 07/15/26	822
2,398		Series 2691, Class SM, IF, 8.633%, 10/15/33	1,932
2,685		Series 2691, Class WS, IF, 8.483%, 10/15/33	2,154
2,681		Series 2692, Class SC, IF, 12.598%, 07/15/33	2,523
1,756		Series 2694, Class SQ, IF, 8.373%, 10/15/33	1,528
1,000		Series 2695, Class DE, 4.000%, 01/15/17	1,037
866		Series 2696, Class CO, PO, 10/15/18	772
944		Series 2696, Class SM, IF, 13.511%, 12/15/26	977
1,470		Series 2697, Class LE, 4.500%, 11/15/20	1,511
7,583		Series 2700, Class S, IF, 8.483%, 11/15/33	6,194
1,791		Series 2702, Class PC, 5.000%, 01/15/23	1,893
1,805		Series 2705, Class SC, IF, 8.483%, 11/15/33	1,473
3,411		Series 2705, Class SD, IF, 8.557%, 11/15/33	3,015
6,900		Series 2707, Class QE, 4.500%, 11/15/18	7,051
2,240		Series 2715, Class OG, 5.000%, 01/15/23	2,354
4,480		Series 2716, Class UN, 4.500%, 12/15/23	4,511
2,240		Series 2720, Class PC, 5.000%, 12/15/23	2,364
11,481		Series 2727, Class BS, IF, 8.558%, 01/15/34	9,471
400		Series 2727, Class PO, PO, 01/15/34	302
38		Series 2733, Class GF, VAR, 0.000%, 09/15/33	38
10,505		Series 2733, Class SB, IF, 7.700%, 10/15/33	8,747
1,254		Series 2739, Class S, IF, 11.311%, 01/15/34	1,141
1,873		Series 2743, Class HC, 4.500%, 12/15/15	1,911
2,150		Series 2743, Class HD, 4.500%, 08/15/17	2,242
5,000		Series 2743, Class HE, 4.500%, 02/15/19	5,085
2,008		Series 2744, Class FE, VAR, 0.000%, 02/15/34	1,678
2,535		Series 2744, Class PE, 5.500%, 02/15/34	2,723
4,827		Series 2744, Class TU, 5.500%, 05/15/32	5,007
5,250		Series 2748, Class KO, PO, 10/15/23	4,726
1,214		Series 2750, Class PO, PO, 06/15/30	1,111
3,027		Series 2752, Class PD, 5.000%, 03/15/26	3,107
1,173		Series 2753, Class S, IF, 11.311%, 02/15/34	1,054
3,120		Series 2755, Class PA, PO, 02/15/29	2,796
3,164		Series 2755, Class SA, IF, 13.511%, 05/15/30	3,263
3,857		Series 2758, Class AO, PO, 03/15/19	3,331
1,976		Series 2762, Class LO, PO, 03/15/34	1,558
1,749		Series 2764, Class UC, 5.000%, 05/15/27	1,803
1,632		Series 2766, Class SX, IF, 15.246%, 03/15/34	1,540
1,048		Series 2769, Class PO, PO, 03/15/34	806
675		Series 2771, Class FG, VAR, 03/15/34	513
5,108		Series 2776, Class SK, IF, 8.558%, 04/15/34	4,207
601		Series 2777, Class SX, IF, 11.604%, 04/15/34	559
960		Series 2778, Class BS, IF, 14.889%, 04/15/34	938
7,477		Series 2778, Class US, IF, IO, 6.856%, 06/15/33	541
1,190		Series 2780, Class JG, 4.500%, 04/15/19	1,233
1,000		Series 2780, Class SY, IF, 15.742%, 11/15/33	1,160
2,000		Series 2809, Class UB, 4.000%, 09/15/17	2,067
2,000		Series 2809, Class UC, 4.000%, 06/15/19	1,980
1,074		Series 2812, Class AB, 4.500%, 10/15/18	1,114
1,442		Series 2812, Class EL, 7.500%, 02/15/27	1,485
359		Series 2827, Class SQ, IF, 7.500%, 01/15/19	357
936		Series 2835, Class QO, PO, 12/15/32	800
367		Series 2836, Class SG, IF, 11.676%, 05/15/34	345
611		Series 2838, Class FQ, VAR, 0.794%, 08/15/34	595
1,093		Series 2840, Class JO, PO, 06/15/23	994
1,721		Series 2841, Class YA, 5.500%, 07/15/27	1,741
822		Series 2846, Class PO, PO, 08/15/34	778
395		Series 2849, Class PO, PO, 08/15/34	385
1,622		Series 2863, Class JA, 4.500%, 09/15/19	1,666
2,000		Series 2864, Class GB, 4.000%, 09/15/19	2,004
4,389		Series 2872, Class JD, 4.500%, 01/15/16	4,477
1,410		Series 2890, Class DO, PO, 11/15/34	1,158
2,890		Series 2911, Class BU, 5.000%, 09/15/23	2,914
5,688		Series 2925, Class MW, VAR, 01/15/35	4,843
2,702		Series 2929, Class MS, HB, IF, 26.645%, 02/15/35	3,296
22,549		Series 2934, Class EC, PO, 02/15/20	20,705
2,185		Series 2934, Class EN, PO, 02/15/18	2,075
7,015		Series 2934, Class HI, IO, 5.000%, 02/15/20	674
4,900		Series 2934, Class KI, IO, 5.000%, 02/15/20	454
2,983		Series 2945, Class SA, IF, 11.674%, 03/15/20	3,162
2,319		Series 2965, Class GD, 4.500%, 04/15/20	2,349
2,716		Series 2967, Class S, HB, IF, 31.931%, 04/15/25	3,550
1,000		Series 2975, Class KO, PO, 05/15/35	876
6,684		Series 2981, Class FA, VAR, 0.744%, 05/15/35	6,531
2,961		Series 2988, Class GS, IF, 15.764%, 06/15/35	3,111
238		Series 2988, Class SD, IF, 15.639%, 03/15/35	247
1,501		Series 2989, Class PO, PO, 06/15/23	1,370
1,772		Series 2990, Class GO, PO, 02/15/35	1,241
4,827		Series 2990, Class SL, HB, IF, 23.231%, 06/15/34	6,059
3,640		Series 2990, Class WP, IF, 16.139%, 06/15/35	4,134
4,000		Series 2992, Class LB, 5.000%, 06/15/20	4,126
2,794		Series 2996, Class SL, IF, 14.925%, 06/15/35	2,929
4,000		Series 2999, Class NC, 4.500%, 12/15/18	4,164
3,500		Series 2999, Class ND, 4.500%, 07/15/20	3,539
1,101		Series 3007, Class AI, IO, 5.500%, 07/15/24	89
588		Series 3014, Class OD, PO, 08/15/35	476
2,526		Series 3022, Class GF, VAR, 0.644%, 08/15/35	2,488
1,211		Series 3022, Class OH, PO, 08/15/35	1,149
1,208		Series 3022, Class SX, IF, 16.014%, 08/15/25	1,375
2,565		Series 3029, Class SO, PO, 09/15/35	2,225
1,123		Series 3044, Class GU, VAR, 10/15/35	1,042
702		Series 3044, Class VO, PO, 10/15/35	596
3,481		Series 3047, Class OB, 5.500%, 12/15/33	3,697
2,704		Series 3051, Class DP, HB, IF, 26.513%, 10/15/25	3,413
812		Series 3058, Class YO, PO, 10/15/35	722
2,500		Series 3064, Class OB, 5.500%, 07/15/29	2,597
2,187		Series 3064, Class SG, IF, 18.852%, 11/15/35	2,488
3,557		Series 3066, Class FH, VAR, 1.418%, 01/15/34	3,518
1,073		Series 3068, Class AO, PO, 01/15/35	999
1,938		Series 3081, Class CT, 5.500%, 04/15/24	1,967
4,603		Series 3100, Class MA, VAR, 6.583%, 12/15/35 (i)	4,261
1,191		Series 3102, Class HS, HB, IF, 23.304%, 01/15/36	1,508
12,786		Series 3117, Class AO, PO, 02/15/36	10,630
2,055		Series 3117, Class EO, PO, 02/15/36	1,676
2,786		Series 3117, Class OK, PO, 02/15/36	2,526
6,708		Series 3122, Class OH, PO, 03/15/36	5,345
7,306		Series 3122, Class OP, PO, 03/15/36	5,985
111		Series 3122, Class ZB, 6.000%, 03/15/36	111
983		Series 3134, Class PO, PO, 03/15/36	770
5,064		Series 3138, Class PO, PO, 04/15/36	4,175
14,551		Series 3147, Class PO, PO, 04/15/36	12,118
1,362		Series 3149, Class SO, PO, 05/15/36	1,205
2,713		Series 3150, Class PO, PO, 05/15/36	2,206
960		Series 3158, Class LX, VAR, 0.000%, 05/15/36	900
2,000		Series 3162, Class OB, 6.000%, 11/15/30	2,088
370		Series 3164, Class CF, VAR, 04/15/33	357
9,947		Series 3171, Class MO, PO, 06/15/36	8,975
1,702		Series 3174, Class CA, 5.500%, 02/15/26	1,737
1,571		Series 3174, Class PX, 5.000%, 06/15/17	1,669
4,491		Series 3179, Class OA, PO, 07/15/36	3,816
3,304		Series 3181, Class AZ, 6.500%, 07/15/36	3,426
11,812		Series 3184, Class OA, PO, 02/15/33	10,654
3,125		Series 3186, Class MT, IF, 4.744%, 07/15/36	3,003
290		Series 3189, Class SN, IF, 17.848%, 11/15/35	292
544		Series 3193, Class FD, VAR, 1.194%, 07/15/36	543
9,004		Series 3194, Class SA, IF, IO, 6.756%, 07/15/36	666
7,030		Series 3195, Class PD, 6.500%, 07/15/36	7,616
35,356		Series 3202, Class HI, IF, IO, 6.306%, 08/15/36	4,221
2,001		Series 3213, Class OA, PO, 09/15/36	1,732
2,085		Series 3218, Class AO, PO, 09/15/36	1,903
4,456		Series 3225, Class EO, PO, 10/15/36	3,663
8,642		Series 3232, Class ST, IF, IO, 6.356%, 10/15/36	755
1,869		Series 3233, Class OP, PO, 05/15/36	1,546
1,992		Series 3234, Class MA, 4.500%, 03/15/28	2,048
949		Series 3245, Class MO, PO, 11/15/36	875
1,364		Series 3253, Class A, 5.000%, 08/15/20	1,422
36,986		Series 3253, Class PO, PO, 12/15/21	34,186
1,717		Series 3256, Class KF, VAR, 12/15/36	1,713
2,081		Series 3256, Class PO, PO, 12/15/36	1,851
5,437		Series 3260, Class CS, IF, IO, 5.796%, 01/15/37	426
1,939		Series 3261, Class OA, PO, 01/15/37	1,711
2,250		Series 3263, Class TP, VAR, 08/15/35	1,959
1,921		Series 3263, Class WE, VAR, 08/15/35	1,851
2,842		Series 3274, Class JO, PO, 02/15/37	2,572
10,156		Series 3275, Class FL, VAR, 0.784%, 02/15/37	9,978
6,302		Series 3286, Class PO, PO, 03/15/37	5,496
9,166		Series 3290, Class SB, IF, IO, 6.106%, 03/15/37	684
5,000		Series 3299, Class KB, 5.000%, 08/15/29	5,168
3,000		Series 3302, Class UT, 6.000%, 04/15/37	3,188
772		Series 3318, Class AO, PO, 05/15/37	660
3,517		Series 3331, Class PO, PO, 06/15/37	2,872
4,000		Series 3334, Class MC, 5.000%, 04/15/33	4,182
7,553		Series 3344, Class SL, IF, IO, 6.256%, 07/15/37	785
3,774		Series 3356, Class PA, 6.000%, 11/15/26	3,880
2,000		Series 3361, Class EF, VAR, 0.944%, 08/15/35	1,970
3,945		Series 3369, Class VA, 6.000%, 07/15/18	4,215
2,411		Series 3371, Class FA, VAR, 0.944%, 09/15/37	2,379
38,225		Series 3387, Class SA, IF, IO, 6.076%, 11/15/37	3,468
8,015		Series 3398, Class PO, PO, 01/15/36	7,454
40,852		Series 3404, Class SC, IF, IO, 5.656%, 01/15/38	2,212
21,645		Series 3424, Class PI, IF, IO, 6.456%, 04/15/38	2,109
40,406		Series 3430, Class AI, IO, 1.417%, 09/15/12	620
850		Series 3443, Class SY, IF, 9.000%, 03/15/37	848
14,135		Series 3455, Class SE, IF, IO, 5.856%, 06/15/38	1,369
20,369		Series 3481, Class SJ, IF, IO, 5.506%, 08/15/38	1,563
7,500		Series 3493, Class LA, 4.000%, 10/15/23	7,175
39,245		Series 3505, Class SA, IF, IO, 5.656%, 01/15/39	2,379
34,292		Series 3511, Class SA, IF, IO, 5.656%, 02/15/39	2,011
		Federal Home Loan Mortgage Corp. STRIPS,
10		Series 134, Class B, IO, 9.000%, 04/01/22	2
20,489		Series 233, Class 11, IO, 5.000%, 09/15/35	2,329
16,886		Series 233, Class 12, IO, 5.000%, 09/15/35	1,774
32,941		Series 233, Class 13, IO, 5.000%, 09/15/35	3,393
10,296		Series 243, Class 16, IO, 4.500%, 11/15/20	831
6,658		Series 243, Class 17, IO, 4.500%, 12/15/20	543
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,282		Series T-41, Class 3A, VAR, 7.500%, 07/25/32	1,393
799		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	866
3,997		Series T-54, Class 2A, 6.500%, 02/25/43	4,178
1,389		Series T-54, Class 3A, 7.000%, 02/25/43	1,502
1,859		Series T-57, Class 1A3, 7.500%, 07/25/43	2,019
684		Series T-57, Class 1AP, PO, 07/25/43	520
611		Series T-58, Class A, PO, 09/25/43	422
938		Series T-59, Class 1AP, PO, 10/25/43	694
6,360		Federal National Mortgage Association Grantor Trust, Series 2004-T2, Class 1A4, 7.500%, 11/25/43	6,982
		Federal National Mortgage Association REMICS,
13		Series 1988-7, Class Z, 9.250%, 04/25/18	15
57		Series 1989-70, Class G, 8.000%, 10/25/19	64
21		Series 1989-78, Class H, 9.400%, 11/25/19	23
36		Series 1989-83, Class H, 8.500%, 11/25/19	40
40		Series 1989-89, Class H, 9.000%, 11/25/19	43
26		Series 1990-1, Class D, 8.800%, 01/25/20	30
6		Series 1990-60, Class K, 5.500%, 06/25/20	6
12		Series 1990-63, Class H, 9.500%, 06/25/20	14
12		Series 1990-93, Class G, 5.500%, 08/25/20	12
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	3
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	5
48		Series 1990-102, Class J, 6.500%, 08/25/20	52
85		Series 1990-120, Class H, 9.000%, 10/25/20	96
7		Series 1990-134, Class SC, HB, IF, 21.084%, 11/25/20	10
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	5
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
35		Series 1991-24, Class Z, 5.000%, 03/25/21	37
19		Series 1992-38, Class Z, 7.500%, 02/25/22	20
7		Series 1992-101, Class J, 7.500%, 06/25/22	7
194		Series 1992-136, Class PK, 6.000%, 08/25/22	208
140		Series 1992-143, Class MA, 5.500%, 09/25/22	149
378		Series 1992-163, Class M, 7.750%, 09/25/22	421
581		Series 1992-188, Class PZ, 7.500%, 10/25/22	629
276		Series 1993-21, Class KA, 7.700%, 03/25/23	308
403		Series 1993-25, Class J, 7.500%, 03/25/23	446
107		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	141
6,693		Series 1993-56, Class PZ, 7.000%, 05/25/23	7,246
167		Series 1993-62, Class SA, IF, 16.737%, 04/25/23	208
3,403		Series 1993-136, Class ZB, VAR, 6.102%, 07/25/23	3,670
5,268		Series 1993-141, Class Z, 7.000%, 08/25/23	5,703
87		Series 1993-165, Class SD, IF, 11.404%, 09/25/23	97
189		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	224
318		Series 1993-167, Class GA, 7.000%, 09/25/23	331
128		Series 1993-179, Class SB, HB, IF, 22.632%, 10/25/23	167
85		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	98
478		Series 1993-199, Class FA, VAR, 0.894%, 10/25/23	476
242		Series 1993-205, Class H, PO, 09/25/23	214
410		Series 1993-220, Class SG, IF, 15.312%, 11/25/13	460
340		Series 1993-225, Class UB, 6.500%, 12/25/23	356
86		Series 1993-230, Class FA, VAR, 0.944%, 12/25/23	85
376		Series 1993-247, Class FE, VAR, 1.344%, 12/25/23	375
174		Series 1993-247, Class SU, IF, 11.323%, 12/25/23	200
638		Series 1993-250, Class Z, 7.000%, 12/25/23	683
2,007		Series 1993-257, Class C, PO, 06/25/23	1,787
1,475		Series 1994-37, Class L, 6.500%, 03/25/24	1,582
7,232		Series 1994-40, Class Z, 6.500%, 03/25/24	7,813
13		Series 1994-55, Class G, 6.750%, 12/25/23	13
4,892		Series 1994-63, Class PK, 7.000%, 04/25/24	5,324
196		Series 1995-2, Class Z, 8.500%, 01/25/25	215
373		Series 1995-19, Class Z, 6.500%, 11/25/23	404
1,536		Series 1996-14, Class SE, IF, IO, 7.790%, 08/25/23	159
50		Series 1996-27, Class FC, VAR, 0.844%, 03/25/17	50
2,065		Series 1996-48, Class Z, 7.000%, 11/25/26	2,251
132		Series 1996-59, Class J, 6.500%, 08/25/22	143
1,355		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	44
91		Series 1997-27, Class J, 7.500%, 04/18/27	98
151		Series 1997-29, Class J, 7.500%, 04/20/27	166
1,481		Series 1997-32, Class PG, 6.500%, 04/25/27	1,581
1,040		Series 1997-39, Class PD, 7.500%, 05/20/27	1,135
537		Series 1997-42, Class EN, 7.250%, 07/18/27	572
155		Series 1997-42, Class ZC, 6.500%, 07/18/27	168
–	(h)	Series 1997-51, Class PM, IO, 7.000%, 05/18/12	–	(h)
2,116		Series 1997-61, Class ZC, 7.000%, 02/25/23	2,275
414		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	51
79		Series 1998-4, Class C, PO, 04/25/23	71
1,649		Series 1998-36, Class ZB, 6.000%, 07/18/28	1,704
505		Series 1998-43, Class SA, IF, IO, 16.513%, 04/25/23	126
796		Series 1998-66, Class SB, IF, IO, 7.841%, 12/25/28	97
424		Series 1999-17, Class C, 6.350%, 04/25/29	455
2,171		Series 1999-18, Class Z, 5.500%, 04/18/29	2,307
935		Series 1999-38, Class SK, IF, IO, 7.741%, 08/25/23	99
239		Series 1999-52, Class NS, HB, IF, 22.516%, 10/25/23	318
594		Series 1999-62, Class PB, 7.500%, 12/18/29	657
1,807		Series 2000-2, Class ZE, 7.500%, 02/25/30	2,000
846		Series 2000-20, Class SA, IF, IO, 8.791%, 07/25/30	99
145		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	22
856		Series 2001-4, Class PC, 7.000%, 03/25/21	936
593		Series 2001-5, Class OW, 6.000%, 03/25/16	627
576		Series 2001-7, Class PF, 7.000%, 03/25/31	626
2,816		Series 2001-7, Class PR, 6.000%, 03/25/16	3,004
3,185		Series 2001-10, Class PR, 6.000%, 04/25/16	3,379
1,509		Series 2001-30, Class PM, 7.000%, 07/25/31	1,625
1,132		Series 2001-31, Class VD, 6.000%, 05/25/31	1,171
2,609		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	336
1,480		Series 2001-36, Class DE, 7.000%, 08/25/31	1,608
3,218		Series 2001-44, Class MY, 7.000%, 09/25/31	3,500
574		Series 2001-44, Class PD, 7.000%, 09/25/31	624
672		Series 2001-44, Class PU, 7.000%, 09/25/31	730
5,599		Series 2001-48, Class Z, 6.500%, 09/25/21	6,084
597		Series 2001-49, Class Z, 6.500%, 09/25/31	643
467		Series 2001-52, Class KB, 6.500%, 10/25/31	503
164		Series 2001-52, Class XM, 6.500%, 11/25/10	168
1,679		Series 2001-52, Class XN, 6.500%, 11/25/15	1,806
5,000		Series 2001-60, Class PX, 6.000%, 11/25/31	5,320
1,960		Series 2001-60, Class QS, HB, IF, 23.419%, 09/25/31	2,455
4,858		Series 2001-61, Class Z, 7.000%, 11/25/31	5,277
808		Series 2001-71, Class MB, 6.000%, 12/25/16	865
1,758		Series 2001-71, Class QE, 6.000%, 12/25/16	1,880
432		Series 2001-72, Class SX, IF, 16.747%, 12/25/31	480
2,334		Series 2001-74, Class MB, 6.000%, 12/25/16	2,506
1,669		Series 2001-80, Class PE, 6.000%, 07/25/29	1,734
555		Series 2002-1, Class HC, 6.500%, 02/25/22	600
539		Series 2002-1, Class SA, HB, IF, 24.184%, 02/25/32	713
376		Series 2002-1, Class UD, HB, IF, 23.297%, 12/25/23	481
2,064		Series 2002-2, Class UC, 6.000%, 02/25/17	2,194
5,974		Series 2002-3, Class OG, 6.000%, 02/25/17	6,387
2,840		Series 2002-5, Class PK, 6.000%, 02/25/22	3,024
1,288		Series 2002-7, Class OG, 6.000%, 03/25/17	1,378
4,212		Series 2002-7, Class TG, 6.000%, 03/25/17	4,503
1,288		Series 2002-11, Class QG, 5.500%, 03/25/17	1,367
4,623		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	148
82		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	92
6,626		Series 2002-16, Class PG, 6.000%, 04/25/17	7,088
8,954		Series 2002-18, Class PC, 5.500%, 04/25/17	9,418
1,299		Series 2002-19, Class PE, 6.000%, 04/25/17	1,389
245		Series 2002-21, Class LO, PO, 04/25/32	224
2,041		Series 2002-21, Class PE, 6.500%, 04/25/32	2,198
1,680		Series 2002-24, Class AJ, 6.000%, 04/25/17	1,810
4,778		Series 2002-28, Class PK, 6.500%, 05/25/32	5,145
2,394		Series 2002-31, Class S, IF, 18.579%, 05/25/17	2,825
1,372		Series 2002-37, Class Z, 6.500%, 06/25/32	1,478
14,409		Series 2002-38, Class QE, 6.000%, 06/25/17	15,404
1,120		Series 2002-42, Class C, 6.000%, 07/25/17	1,209
5,601		Series 2002-48, Class GH, 6.500%, 11/25/32	6,036
5,000		Series 2002-54, Class PG, 6.000%, 09/25/22	5,335
1,008		Series 2002-55, Class QE, 5.500%, 09/25/17	1,066
11,977		Series 2002-56, Class UC, 5.500%, 09/25/17	12,691
5,232		Series 2002-57, Class AE, 5.500%, 09/25/17	5,544
126		Series 2002-61, Class PE, 5.500%, 05/25/16	126
1,386		Series 2002-63, Class KC, 5.000%, 10/25/17	1,454
1,217		Series 2002-71, Class AP, 5.000%, 11/25/32	1,274
8,500		Series 2002-71, Class KM, 5.000%, 11/25/17	8,969
295		Series 2002-73, Class S, IF, 15.478%, 11/25/09	307
391		Series 2002-73, Class TE, 5.500%, 03/25/29	391
3,534		Series 2002-74, Class LD, 5.000%, 01/25/16	3,568
3,587		Series 2002-74, Class PD, 5.000%, 11/25/15	3,609
2,031		Series 2002-74, Class VB, 6.000%, 11/25/31	2,053
1,915		Series 2002-77, Class S, IF, 13.917%, 12/25/32	2,029
3,008		Series 2002-83, Class CS, 6.881%, 08/25/23	3,268
410		Series 2002-91, Class UH, IO, 5.500%, 06/25/22	29
279		Series 2002-93, Class PD, 3.500%, 02/25/29	280
4,621		Series 2002-94, Class BK, 5.500%, 01/25/18	4,924
563		Series 2003-8, Class SB, IF, IO, 7.341%, 03/25/16	16
2,284		Series 2003-9, Class NZ, 6.500%, 02/25/33	2,453
2,589		Series 2003-14, Class TI, IO, 5.000%, 03/25/33	249
3,752		Series 2003-22, Class UD, 4.000%, 04/25/33	3,563
952		Series 2003-27, Class DW, 4.500%, 04/25/17	985
1,400		Series 2003-32, Class KC, 5.000%, 05/25/18	1,480
9,730		Series 2003-33, Class IA, IO, 6.500%, 05/25/33	1,193
2,614		Series 2003-34, Class AX, 6.000%, 05/25/33	2,776
2,256		Series 2003-34, Class ED, 6.000%, 05/25/33	2,339
923		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	110
1,960		Series 2003-39, Class LW, 5.500%, 05/25/23	1,982
2,800		Series 2003-41, Class PE, 5.500%, 05/25/23	2,922
1,092		Series 2003-42, Class GB, 4.000%, 05/25/33	1,105
9,363		Series 2003-45, Class AI, IO, 5.500%, 05/25/33	387
1,120		Series 2003-47, Class PE, 5.750%, 06/25/33	1,177
1,467		Series 2003-52, Class SX, HB, IF, 22.024%, 10/25/31	1,773
803		Series 2003-60, Class NJ, 5.000%, 07/25/21	820
2,829		Series 2003-64, Class SX, IF, 12.705%, 07/25/33	2,549
1,009		Series 2003-65, Class CI, IO, 4.500%, 03/25/15	19
604		Series 2003-67, Class VQ, 7.000%, 01/25/19	635
452		Series 2003-68, Class QP, 3.000%, 07/25/22	456
2,594		Series 2003-71, Class DS, IF, 6.909%, 08/25/33	2,083
25,900		Series 2003-72, Class IE, IO, 5.500%, 08/25/33	2,683
8,946		Series 2003-73, Class HF, VAR, 0.759%, 01/25/31	8,865
697		Series 2003-74, Class SH, IF, 9.614%, 08/25/33	577
3,526		Series 2003-76, Class SH, IF, 13.583%, 09/25/31	3,608
11,777		Series 2003-80, Class SY, IF, IO, 7.341%, 06/25/23	1,139
1,580		Series 2003-81, Class LC, 4.500%, 09/25/18	1,630
2,000		Series 2003-82, Class VB, 5.500%, 08/25/33	2,128
7,281		Series 2003-83, Class PG, 5.000%, 06/25/23	7,658
1,644		Series 2003-91, Class SD, IF, 11.985%, 09/25/33	1,633
1,323		Series 2003-92, Class GA, 4.500%, 09/25/18	1,365
471		Series 2003-92, Class SH, IF, 9.117%, 09/25/18	447
3,360		Series 2003-106, Class US, IF, 8.612%, 11/25/23	2,860
449		Series 2003-106, Class WS, IF, 9.182%, 02/25/23	415
724		Series 2003-113, Class PC, 4.000%, 03/25/15	734
7,553		Series 2003-116, Class SB, IF, IO, 7.291%, 11/25/33	752
6,000		Series 2003-117, Class JB, 3.500%, 06/25/33	5,925
2,240		Series 2003-122, Class TE, 5.000%, 12/25/22	2,362
1,850		Series 2003-124, Class SV, IF, 11.181%, 03/25/31	1,802
1,680		Series 2003-128, Class KE, 4.500%, 01/25/14	1,747
3,300		Series 2003-128, Class NG, 4.000%, 01/25/19	3,267
1,351		Series 2003-130, Class SX, IF, 11.057%, 01/25/34	1,359
1,233		Series 2003-132, Class OA, PO, 08/25/33	1,120
1,819		Series 2004-1, Class DL, 4.500%, 02/25/18	1,842
5,895		Series 2004-3, Class BE, 4.000%, 02/25/19	5,801
6,104		Series 2004-4, Class QI, IF, IO, 6.791%, 06/25/33	521
4,540		Series 2004-4, Class QM, IF, 13.583%, 06/25/33	4,641
3,217		Series 2004-10, Class SC, HB, IF, 27.365%, 02/25/34	3,873
2,955		Series 2004-14, Class SD, IF, 8.612%, 03/25/34	2,562
2,460		Series 2004-21, Class CO, PO, 04/25/34	1,653
961		Series 2004-22, Class A, 4.000%, 04/25/19	987
1,680		Series 2004-25, Class PC, 5.500%, 01/25/34	1,770
6,178		Series 2004-25, Class SA, IF, 18.676%, 04/25/34	6,973
8,100		Series 2004-27, Class HB, 4.000%, 05/25/19	7,803
1,120		Series 2004-36, Class PC, 5.500%, 02/25/34	1,173
5,059		Series 2004-36, Class SA, IF, 18.676%, 05/25/34	5,601
2,283		Series 2004-36, Class SN, IF, 13.583%, 07/25/33	2,327
9,626		Series 2004-46, Class HS, IF, IO, 5.691%, 05/25/30	490
1,695		Series 2004-46, Class QB, HB, IF, 22.765%, 05/25/34	1,904
1,325		Series 2004-46, Class SK, IF, 15.651%, 05/25/34	1,405
2,073		Series 2004-51, Class SY, IF, 13.622%, 07/25/34	2,133
1,400		Series 2004-53, Class NC, 5.500%, 07/25/24	1,461
2,242		Series 2004-59, Class BG, PO, 12/25/32	1,909
903		Series 2004-61, Class SK, IF, 8.500%, 11/25/32	951
12,000		Series 2004-72, Class CB, 4.000%, 09/25/19	11,705
1,815		Series 2004-74, Class SW, IF, 14.830%, 11/25/31	1,950
1,120		Series 2004-76, Class CL, 4.000%, 10/25/19	1,124
5,892		Series 2004-79, Class S, IF, 18.951%, 08/25/32	6,622
1,931		Series 2004-79, Class SP, IF, 18.951%, 11/25/34	2,201
2,000		Series 2004-81, Class AC, 4.000%, 11/25/19	1,996
2,162		Series 2004-89, Class EA, IF, 12.656%, 01/25/34	2,318
2,650		Series 2004-92, Class BX, 5.500%, 09/25/34	2,816
1,661		Series 2004-92, Class JO, PO, 12/25/34	1,611
2,120		Series 2004-101, Class HD, 5.000%, 01/25/20	2,224
6,195		Series 2005-25, Class PF, VAR, 0.659%, 04/25/35	6,060
1,168		Series 2005-27, Class TH, 5.500%, 07/25/31	1,202
1,226		Series 2005-40, Class ZM, 5.000%, 05/25/35	1,237
1,874		Series 2005-42, Class PS, IF, 16.228%, 05/25/35	2,113
551		Series 2005-47, Class AN, 5.000%, 12/25/16	564
2,543		Series 2005-51, Class CS, IF, 9.743%, 06/25/35	2,570
633		Series 2005-52, Class PA, 6.500%, 06/25/35	676
7,431		Series 2005-56, Class S, IF, IO, 6.401%, 07/25/35	656
2,534		Series 2005-56, Class TP, IF, 17.224%, 08/25/33	2,734
1,074		Series 2005-57, Class DC, HB, IF, 20.772%, 12/25/34	1,271
1,458		Series 2005-59, Class PA, 5.500%, 06/25/25	1,480
1,826		Series 2005-66, Class SG, IF, 16.603%, 07/25/35	2,033
1,500		Series 2005-68, Class BC, 5.250%, 06/25/35	1,492
7,115		Series 2005-68, Class PG, 5.500%, 08/25/35	7,562
2,500		Series 2005-68, Class UC, 5.000%, 06/25/35	2,460
1,940		Series 2005-72, Class SB, IF, 16.103%, 08/25/35	2,172
2,041		Series 2005-73, Class PS, IF, 15.928%, 08/25/35	2,262
2,274		Series 2005-74, Class CP, HB, IF, 23.618%, 05/25/35	2,969
9,290		Series 2005-74, Class CS, IF, 19.171%, 05/25/35	11,227
10,106		Series 2005-84, Class XM, 5.750%, 10/25/35	10,766
771		Series 2005-86, Class GB, 5.000%, 10/25/35	778
1,100		Series 2005-98, Class GO, PO, 11/25/35	834
10,000		Series 2005-109, Class PB, 6.000%, 01/25/34	10,668
1,000		Series 2005-109, Class PC, 6.000%, 12/25/35	1,046
22,322		Series 2005-110, Class GJ, 5.500%, 11/25/30	23,126
17,500		Series 2005-110, Class GK, 5.500%, 08/25/34	18,509
5,659		Series 2005-110, Class GL, 5.500%, 12/25/35	5,889
2,840		Series 2005-110, Class MN, 5.500%, 06/25/35	3,012
2,220		Series 2005-116, Class PB, 6.000%, 04/25/34	2,366
30,000		Series 2005-118, Class ME, 6.000%, 01/25/32	31,798
15,000		Series 2005-118, Class PN, 6.000%, 01/25/32	15,947
743		Series 2005-123, Class LO, PO, 01/25/36	672
1,710		Series 2006-11, Class PS, HB, IF, 23.435%, 03/25/36	2,223
2,196		Series 2006-12, Class PA, 5.500%, 03/25/25	2,231
4,290		Series 2006-15, Class OT, PO, 01/25/36	3,976
1,685		Series 2006-16, Class OA, PO, 03/25/36	1,376
2,522		Series 2006-22, Class AO, PO, 04/25/36	2,204
2,868		Series 2006-23, Class KO, PO, 04/25/36	2,347
1,819		Series 2006-33, Class LS, HB, IF, 28.761%, 05/25/36	2,301
2,000		Series 2006-39, Class WC, 5.500%, 01/25/36	2,123
4,001		Series 2006-42, Class CF, VAR, 0.759%, 06/25/36	3,877
5,337		Series 2006-43, Class DO, PO, 06/25/36	4,456
1,954		Series 2006-43, Class PO, PO, 06/25/36	1,697
3,412		Series 2006-44, Class GO, PO, 06/25/36	2,854
10,574		Series 2006-44, Class P, PO, 12/25/33	9,259
4,484		Series 2006-46, Class FW, VAR, 0.709%, 06/25/36	4,403
717		Series 2006-46, Class SW, HB, IF, 23.067%, 06/25/36	910
2,000		Series 2006-46, Class UC, 5.500%, 12/25/35	2,117
12,316		Series 2006-50, Class JO, PO, 06/25/36	10,597
17,593		Series 2006-50, Class PS, PO, 06/25/36	15,142
19,943		Series 2006-53, Class US, IO, IF, 6.271%, 06/25/36	1,548
1,418		Series 2006-58, Class AP, PO, 07/25/36	1,203
4,440		Series 2006-58, Class FL, VAR, 0.769%, 07/25/36	4,290
2,114		Series 2006-58, Class PO, PO, 07/25/36	1,855
5,891		Series 2006-59, Class QO, PO, 01/25/33	4,741
1,711		Series 2006-60, Class AK, HB, IF, 27.565%, 07/25/36	2,168
1,668		Series 2006-62, Class PS, HB, IF, 38.048%, 07/25/36	2,378
3,312		Series 2006-65, Class QO, PO, 07/25/36	2,885
3,651		Series 2006-66, Class NV, 6.500%, 02/25/24	3,979
6,926		Series 2006-72, Class GO, PO, 08/25/36	5,996
1,955		Series 2006-72, Class TO, PO, 08/25/36	1,621
9,000		Series 2006-77, Class PC, 6.500%, 08/25/36	9,714
4,683		Series 2006-79, Class DF, VAR, 0.659%, 08/25/36	4,589
2,431		Series 2006-79, Class OP, PO, 08/25/36	2,082
1,195		Series 2006-85, Class MZ, 6.500%, 09/25/36	1,236
2,813		Series 2006-90, Class AO, PO, 09/25/36	2,466
1,997		Series 2006-94, Class GK, HB, IF, 31.706%, 10/25/26	2,561
3,386		Series 2006-95, Class SG, HB, IF, 24.965%, 10/25/36	3,970
753		Series 2006-102, Class PA, 5.000%, 08/25/26	769
927		Series 2006-109, Class PO, PO, 11/25/36	855
7,879		Series 2006-110, Class PO, PO, 11/25/36	6,839
3,588		Series 2006-111, Class EO, PO, 11/25/36	3,234
756		Series 2006-115, Class ES, HB, IF, 25.325%, 12/25/36	937
2,356		Series 2006-115, Class OK, PO, 12/25/36	2,022
3,807		Series 2006-119, Class PO, PO, 12/25/36	3,367
1,124		Series 2006-123, Class FD, VAR, 0.809%, 01/25/37	1,089
1,300		Series 2006-128, Class BP, 5.500%, 01/25/37	1,332
1,854		Series 2006-128, Class PO, PO, 01/25/37	1,523
11,736		Series 2006-130, Class GI, IO, 6.500%, 07/25/32	1,328
724		Series 2007-1, Class SD, HB, IF, 37.147%, 02/25/37	809
2,864		Series 2007-2, Class FA, VAR, 0.509%, 02/25/37	2,829
18,931		Series 2007-7, Class SG, IF, IO, 6.191%, 08/25/36	1,392
45,722		Series 2007-14, Class ES, IF, IO, 6.131%, 03/25/37	3,936
3,387		Series 2007-14, Class OP, PO, 03/25/37	2,795
3,321		Series 2007-15, Class NO, PO, 03/25/22	3,087
37,815		Series 2007-16, Class FC, VAR, 1.059%, 03/25/37	36,424
6,738		Series 2007-22, Class SC, IF, IO, 5.771%, 03/25/37	493
31,810		Series 2007-35, Class SI, IF, IO, 5.791%, 04/25/37	2,548
3,870		Series 2007-42, Class AO, PO, 05/25/37	3,439
1,500		Series 2007-47, Class PC, 5.000%, 07/25/33	1,569
40,211		Series 2007-53, Class SH, IF, IO, 5.791%, 06/25/37	3,497
7,986		Series 2007-54, Class WI, IF, IO, 5.791%, 06/25/37	735
1,461		Series 2007-65, Class PA, 6.000%, 03/25/31	1,519
12,974		Series 2007-77, Class FG, VAR, 0.809%, 03/25/37	12,768
2,000		Series 2007-79, Class PC, 5.000%, 01/25/32	2,102
4,000		Series 2007-81, Class GE, 6.000%, 08/25/37	4,209
5,337		Series 2007-83, Class PA, 6.000%, 03/25/29	5,552
4,464		Series 2007-84, Class PG, 6.000%, 12/25/36	4,742
3,105		Series 2007-85, Class SL, IF, 15.378%, 09/25/37	3,343
15,535		Series 2007-88, Class VI, IF, IO, 6.231%, 09/25/37	1,080
14,726		Series 2007-91, Class ES, IF, IO, 6.151%, 10/25/37	1,556
5,152		Series 2007-92, Class YA, 6.500%, 06/25/37	5,433
8,508		Series 2007-92, Class YS, IF, IO, 5.471%, 06/25/37	721
11,969		Series 2007-97, Class KI, IO, 7.000%, 05/25/33	1,425
6,087		Series 2007-97, Class MS, IF, 14.101%, 12/25/31	6,421
4,390		Series 2007-98, Class VA, 6.000%, 11/25/17	4,692
14,668		Series 2007-106, Class A7, VAR, 6.196%, 10/25/37	15,351
9,068		Series 2007-108, Class SA, IF, IO, 6.051%, 12/25/37	701
51,218		Series 2007-116, Class HI, IO, VAR, 6.502%, 01/25/38	4,099
1,717		Series 2007-118, Class IO, IO, 6.000%, 06/25/36	138
40,151		Series 2008-1, Class BI, IF, IO, 5.601%, 02/25/38	3,178
11,388		Series 2008-10, Class XI, IF, IO, 5.921%, 03/25/38	1,109
34,355		Series 2008-16, Class IS, IF, IO, 5.891%, 03/25/38	3,154
5,106		Series 2008-18, Class SP, IF, 13.382%, 03/25/38	5,232
15,891		Series 2008-27, Class SN, IF, IO, 6.591%, 04/25/38	1,678
3,556		Series 2008-28, Class QS, IF, 19.774%, 04/25/38	3,914
50,591		Series 2008-35, Class AI, VAR, IO, 0.827%, 01/25/12	403
3,087		Series 2008-42, Class AO, PO, 09/25/36	2,743
896		Series 2008-44, Class PO, PO, 05/25/38	796
40,238		Series 2008-46, Class HI, IO, VAR, 6.510%, 06/25/38	2,494
12,945		Series 2008-47, Class SI, IF, IO, 6.191%, 06/25/23	971
2,649		Series 2008-53, Class CA, 5.000%, 07/25/23	2,783
18,973		Series 2008-53, Class CI, IF, IO, 6.891%, 07/25/38	1,720
1,764		Series 2008-59, Class IG, IO, 5.500%, 11/25/34	121
1,500		Series 2008-60, Class JC, 5.000%, 07/25/38	1,542
2,778		Series 2008-61, Class BH, 4.500%, 07/25/23	2,721
3,778		Series 2008-61, Class CB, 5.000%, 07/25/23	3,823
878		Series 2008-66, Class GD, 6.000%, 06/25/30	909
36,140		Series 2008-80, Class SA, IF, IO, 5.541%, 09/25/38	2,752
17,740		Series 2008-81, Class SB, IF, IO, 5.541%, 09/25/38	1,299
34,896		Series 2009-6, Class GS, IF, IO, 6.241%, 02/25/39	2,359
14,733		Series 2009-9, Class IO, IO, 5.000%, 02/25/24	1,302
17,956		Series 2009-15, Class MI, IO, 5.000%, 03/25/24	1,426
6,591		Series 2009-18, Class IO, IO, 5.000%, 03/25/24	523
2		Series G-17, Class S, HB, VAR, 1,045.537%, 06/25/21	33
122		Series G-28, Class S, IF, 14.756%, 09/25/21	149
93		Series G-35, Class M, 8.750%, 10/25/21	104
38		Series G-51, Class SA, HB, IF, 23.025%, 12/25/21	48
109		Series G92-15, Class Z, 7.000%, 01/25/22	113
–	(h)	Series G92-27, Class SQ, HB, IF, 1,618.790%, 05/25/22	44
478		Series G92-35, Class E, 7.500%, 07/25/22	526
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	9
53		Series G92-42, Class Z, 7.000%, 07/25/22	58
2,323		Series G92-44, Class ZQ, 8.000%, 07/25/22	2,551
1,398		Series G92-45, Class Z, 6.000%, 08/25/22	1,482
75		Series G92-52, Class FD, VAR, 0.364%, 09/25/22	72
634		Series G92-54, Class ZQ, 7.500%, 09/25/22	699
80		Series G92-59, Class F, VAR, 2.327%, 10/25/22	78
154		Series G92-61, Class Z, 7.000%, 10/25/22	167
120		Series G92-62, Class B, PO, 10/25/22	108
528		Series G93-1, Class KA, 7.900%, 01/25/23	591
116		Series G93-5, Class Z, 6.500%, 02/25/23	126
153		Series G93-14, Class J, 6.500%, 03/25/23	164
367		Series G93-17, Class SI, IF, 6.000%, 04/25/23	362
347		Series G93-27, Class FD, VAR, 1.224%, 08/25/23	345
87		Series G93-37, Class H, PO, 09/25/23	79
121		Series G95-1, Class C, 8.800%, 01/25/25	137
		Federal National Mortgage Association STRIPS,
14		Series 23, Class 2, IO, 10.000%, 09/01/17	3
2		Series 50, Class 2, IO, 10.500%, 03/01/19	–	(h)
58		Series 218, Class 2, IO, 7.500%, 04/01/23	9
48		Series 265, Class 2, 9.000%, 03/01/24	57
1,430		Series 329, Class 1, PO, 01/01/33	1,266
5,818		Series 339, Class 18, IO, 4.500%, 07/01/18	459
8,326		Series 339, Class 21, IO, 4.500%, 07/01/18	662
4,000		Series 339, Class 28, IO, 5.500%, 07/01/18	329
2,418		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	312
8,169		Series 365, Class 8, IO, 5.500%, 05/01/36	822
1,127		Series 368, Class 3, IO, 4.500%, 11/01/20	100
6,722		Series 374, Class 5, IO, 5.500%, 08/01/36	784
9,882		Series 383, Class 33, IO, 6.000%, 01/01/38	958
4,663		Series 393, Class 6, IO, 5.500%, 04/25/37	562
		Federal National Mortgage Association Whole Loan,
322		Series 2002-W5, Class A10, IF, IO, 7.791%, 11/25/30	21
2,370		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	2,525
802		Series 2003-W1, Class 2A, 7.500%, 12/25/42	880
416		Series 2003-W4, Class 2A, 6.500%, 10/25/42	444
1,249		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	1,353
2,789		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	3,048
3,353		Series 2004-W8, Class 3A, 7.500%, 06/25/44	3,681
5,335		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	5,750
6,970		Series 2007-W5, Class PO, PO, 06/25/37	6,023
		Government National Mortgage Association,
1,808		Series 1994-3, Class PQ, 7.488%, 07/16/24	1,969
1,066		Series 1994-4, Class KQ, 7.988%, 07/16/24	1,146
5,988		Series 1994-7, Class PQ, 6.500%, 10/16/24	6,484
851		Series 1996-16, Class E, 7.500%, 08/16/26	905
1,295		Series 1997-8, Class PN, 7.500%, 05/16/27	1,387
289		Series 1997-11, Class D, 7.500%, 07/20/27	302
694		Series 1998-26, Class K, 7.500%, 09/17/25	758
3,985		Series 1999-4, Class ZB, 6.000%, 02/20/29	4,243
3,509		Series 1999-10, Class ZC, 6.500%, 04/20/29	3,699
289		Series 1999-15, Class E, 6.500%, 01/16/29	296
617		Series 1999-30, Class S, IF, IO, 8.265%, 08/16/29	66
40		Series 1999-33, Class SM, IF, 9.200%, 09/16/29	42
741		Series 1999-40, Class ZW, 7.500%, 11/20/29	814
1,171		Series 1999-41, Class Z, 8.000%, 11/16/29	1,280
324		Series 1999-44, Class PC, 7.500%, 12/20/29	358
6,683		Series 1999-44, Class ZC, 8.500%, 12/16/29	7,567
1,021		Series 1999-44, Class ZG, 8.000%, 12/20/29	1,128
823		Series 2000-6, Class Z, 7.500%, 02/20/30	888
412		Series 2000-9, Class Z, 8.000%, 06/20/30	458
4,323		Series 2000-9, Class ZJ, 8.500%, 02/16/30	4,822
771		Series 2000-12, Class ST, HB, IF, 37.409%, 02/16/30	1,156
965		Series 2000-14, Class PD, 7.000%, 02/16/30	1,045
264		Series 2000-16, Class ZN, 7.500%, 02/16/30	288
5,864		Series 2000-21, Class Z, 9.000%, 03/16/30	6,618
1,074		Series 2000-26, Class TZ, 8.500%, 09/20/30	1,144
288		Series 2000-26, Class Z, 7.750%, 09/20/30	310
57		Series 2000-30, Class ST, IF, 11.050%, 12/16/22	65
846		Series 2000-31, Class Z, 9.000%, 10/20/30	846
258		Series 2000-34, Class SG, IF, IO, 8.214%, 10/20/30	34
489		Series 2000-35, Class ZA, 9.000%, 11/20/30	521
71		Series 2000-36, Class IK, IO, 9.000%, 11/16/30	13
352		Series 2000-37, Class B, 8.000%, 12/20/30	377
193		Series 2000-38, Class AH, 7.150%, 12/20/30	198
403		Series 2001-4, Class SJ, IF, IO, 7.815%, 01/19/30	47
565		Series 2001-6, Class SD, IF, IO, 8.215%, 03/16/31	61
918		Series 2001-7, Class PK, 6.500%, 03/20/31	982
2,522		Series 2001-8, Class Z, 6.500%, 03/20/31	2,715
3,500		Series 2001-22, Class PS, HB, IF, 20.137%, 03/17/31	4,128
42		Series 2001-32, Class WA, IF, 19.334%, 07/20/31	51
634		Series 2001-35, Class SA, IF, IO, 7.915%, 08/16/31	74
507		Series 2001-36, Class S, IF, IO, 7.715%, 08/16/31	62
4,500		Series 2001-53, Class PB, 6.500%, 11/20/31	4,845
2,800		Series 2001-64, Class MQ, 6.500%, 12/20/31	2,994
599		Series 2002-3, Class SP, IF, IO, 7.055%, 01/16/32	60
1,080		Series 2002-7, Class PG, 6.500%, 01/20/32	1,150
2,752		Series 2002-24, Class AG, IF, IO, 7.615%, 04/16/32	335
259		Series 2002-24, Class SB, IF, 11.423%, 04/16/32	268
6,677		Series 2002-31, Class SE, IF, IO, 7.165%, 04/16/30	785
2,137		Series 2002-40, Class UK, 6.500%, 06/20/32	2,301
108		Series 2002-41, Class SV, IF, 9.000%, 06/16/32	116
8,225		Series 2002-45, Class QE, 6.500%, 06/20/32	8,862
3,057		Series 2002-47, Class PG, 6.500%, 07/16/32	3,296
5,302		Series 2002-47, Class ZA, 6.500%, 07/20/32	5,711
149		Series 2002-51, Class SG, HB, IF, 31.130%, 04/20/31	213
4,476		Series 2002-52, Class GH, 6.500%, 07/20/32	4,825
1,305		Series 2002-54, Class GB, 6.500%, 08/20/32	1,407
5,069		Series 2002-69, Class PO, PO, 02/20/32	4,591
1,601		Series 2002-70, Class AV, 6.000%, 03/20/12	1,673
4,342		Series 2002-70, Class PS, IF, IO, 7.384%, 08/20/32	380
1,411		Series 2002-75, Class PB, 6.000%, 11/20/32	1,469
950		Series 2002-79, Class KV, 6.000%, 11/20/13	974
104		Series 2002-80, Class EB, 7.000%, 01/20/32	104
2,027		Series 2002-88, Class VA, 6.000%, 12/20/17	2,084
1,793		Series 2003-4, Class NI, IO, 5.500%, 01/20/32	129
1,098		Series 2003-4, Class NY, 5.500%, 12/20/13	1,170
1,834		Series 2003-8, Class PO, PO, 01/16/32	1,647
3,242		Series 2003-11, Class SK, IF, IO, 7.365%, 02/16/33	391
1,484		Series 2003-12, Class SP, IF, IO, 7.384%, 02/20/33	168
347		Series 2003-24, Class PO, PO, 03/16/33	305
1,879		Series 2003-34, Class TO, PO, 02/16/32	1,690
1,960		Series 2003-40, Class TC, 7.500%, 03/20/33	2,114
1,960		Series 2003-40, Class TJ, 6.500%, 03/20/33	2,085
1,120		Series 2003-46, Class MG, 6.500%, 05/20/33	1,191
2,072		Series 2003-46, Class TC, 6.500%, 03/20/33	2,240
1,198		Series 2003-52, Class AP, PO, 06/16/33	1,003
3,196		Series 2003-58, Class BE, 6.500%, 01/20/33	3,411
1,080		Series 2003-60, Class NS, IF, 15.763%, 07/16/33	1,216
2,558		Series 2003-66, Class ED, 5.000%, 08/20/28	2,594
3,425		Series 2003-76, Class LS, IF, IO, 6.884%, 09/20/31	266
409		Series 2003-90, Class PO, PO, 10/20/33	356
1,326		Series 2003-98, Class PC, 5.000%, 02/20/29	1,354
5,091		Series 2003-112, Class SA, IF, IO, 6.215%, 12/16/33	454
20,000		Series 2003-112, Class TS, IF, IO, 6.634%, 10/20/32	2,666
1,000		Series 2003-114, Class SH, IF, 14.089%, 11/17/32	1,091
13,434		Series 2004-11, Class SW, IF, IO, 5.184%, 02/20/34	1,163
10,256		Series 2004-15, Class SA, IF, 18.793%, 12/20/32	11,343
1,095		Series 2004-27, Class VJ, 6.000%, 02/20/15	1,147
1,408		Series 2004-28, Class S, IF, 18.741%, 04/16/34	1,560
5,835		Series 2004-46, Class PO, PO, 06/20/34	5,121
3,289		Series 2004-68, Class PO, PO, 05/20/31	3,140
18,541		Series 2004-68, Class SA, IF, IO, 6.484%, 05/20/31	1,185
3,314		Series 2004-71, Class SB, HB, IF, 27.911%, 09/20/34	3,832
2,008		Series 2004-73, Class AE, IF, 14.164%, 08/17/34	2,106
14,122		Series 2004-73, Class JL, IF, IO, 6.215%, 09/16/34	1,227
2,596		Series 2004-83, Class AP, IF, 13.532%, 10/16/34	2,802
1,798		Series 2004-89, Class LS, HB, IF, 23.155%, 10/16/34	2,153
30,409		Series 2004-90, Class SI, IF, IO, 5.784%, 10/20/34	2,273
16,093		Series 2004-96, Class SC, IF, IO, 5.764%, 11/20/34	1,195
25,522		Series 2005-3, Class SK, IF, IO, 6.434%, 01/20/35	2,292
1,402		Series 2005-6, Class GS, IF, 12.867%, 12/20/32	1,455
7,480		Series 2005-7, Class JM, IF, 15.983%, 05/18/34	8,679
26,371		Series 2005-17, Class SL, IF, IO, 6.384%, 07/20/34	2,327
3,560		Series 2005-35, Class FL, VAR, 0.666%, 03/20/32	3,494
3,527		Series 2005-44, Class SP, IF, 11.567%, 10/20/34	3,542
3,128		Series 2005-56, Class IC, IO, 5.500%, 07/20/35	378
1,120		Series 2005-65, Class SA, HB, IF, 21.534%, 08/20/35	1,157
783		Series 2005-66, Class SP, IF, 19.717%, 08/16/35	916
9,930		Series 2005-68, Class DP, IF, 15.627%, 06/17/35	11,126
44,404		Series 2005-68, Class KI, IF, IO, 5.984%, 09/20/35	4,229
6,768		Series 2005-69, Class SY, IF, IO, 6.434%, 11/20/33	799
2,811		Series 2005-82, Class PO, PO, 10/20/35	2,556
5,751		Series 2005-91, Class PI, IO, 6.000%, 12/20/35	682
3,264		Series 2005-93, Class JO, PO, 03/20/31	3,031
5,991		Series 2006-16, Class OP, PO, 03/20/36	5,123
4,806		Series 2006-33, Class Z, 6.500%, 07/20/36	4,975
5,020		Series 2006-38, Class ZK, 6.500%, 08/20/36	5,189
13,000		Series 2006-40, Class VB, 6.000%, 11/20/26	13,826
1,731		Series 2006-57, Class PZ, 5.565%, 10/20/36	1,733
9,922		Series 2006-59, Class SD, IF, IO, 6.384%, 10/20/36	751
26,559		Series 2006-65, Class SA, IF, IO, 6.484%, 11/20/36	2,168
20,548		Series 2007-17, Class JI, IF, IO, 6.475%, 04/16/37	1,513
8,845		Series 2007-17, Class JO, PO, 04/16/37	7,350
13,359		Series 2007-19, Class SD, IF, IO, 5.884%, 04/20/37	942
5,942		Series 2007-25, Class FN, VAR, 0.635%, 05/16/37	5,735
34,504		Series 2007-26, Class SC, IF, IO, 5.884%, 05/20/37	2,390
2,577		Series 2007-28, Class BO, PO, 05/20/37	2,386
17,069		Series 2007-35, Class PO, PO, 06/16/37	15,246
2,601		Series 2007-35, Class TO, PO, 04/20/35	2,484
4,850		Series 2007-36, Class HO, PO, 06/16/37	4,196
20,787		Series 2007-36, Class SE, IF, IO, 6.135%, 06/16/37	1,527
1,958		Series 2007-36, Class TX, VAR, 06/16/37	1,950
17,669		Series 2007-40, Class SD, IF, IO, 6.434%, 07/20/37	1,312
6,954		Series 2007-49, Class NO, PO, 12/20/35	6,161
5,849		Series 2007-50, Class AI, IF, IO, 6.459%, 08/20/37	552
20,394		Series 2007-53, Class ES, IF, IO, 6.234%, 09/20/37	1,408
5,562		Series 2007-53, Class SW, IF, 19.256%, 09/20/37	6,133
14,949		Series 2007-57, Class PO, PO, 03/20/37	13,034
29,787		Series 2007-57, Class QA, IF, IO, 6.184%, 10/20/37	2,154
27,212		Series 2007-67, Class SI, IF, IO, 6.194%, 11/20/37	1,997
24,458		Series 2007-71, Class SB, IF, IO, 6.384%, 07/20/36	1,922
25,807		Series 2007-73, Class MI, IF, IO, 5.684%, 11/20/37	1,723
12,212		Series 2007-74, Class SL, IF, IO, 6.205%, 11/16/37	953
38,243		Series 2007-79, Class SY, IF, IO, 6.234%, 12/20/37	2,673
2,768		Series 2008-7, Class SK, IF, 19.001%, 11/20/37	3,011
3,665		Series 2008-7, Class SP, IF, 12.768%, 10/20/37	3,717
11,223		Series 2008-17, Class IO, IO, 5.500%, 02/20/38	905
5,792		Series 2008-20, Class PO, PO, 09/20/37	5,153
3,489		Series 2008-23, Class IO, IO, 6.000%, 02/20/37	353
19,659		Series 2008-25, Class SB, IF, IO, 6.584%, 03/20/38	1,509
21,852		Series 2008-32, Class PI, IO, 5.500%, 10/16/37	2,336
5,000		Series 2008-36, Class AY, 5.000%, 04/16/23	5,089
37,745		Series 2008-36, Class SH, IF, IO, 5.984%, 04/20/38	2,099
42,771		Series 2008-40, Class SA, IF, IO, 6.065%, 05/16/38	3,618
27,951		Series 2008-41, Class SA, IF, IO, 6.024%, 05/20/38	1,653
3,390		Series 2008-43, Class NA, 5.500%, 11/20/37	3,579
3,000		Series 2008-50, Class KB, 6.000%, 06/20/38	3,148
6,682		Series 2008-60, Class PO, PO, 01/20/38	6,123
16,224		Series 2008-71, Class SC, IF, IO, 5.684%, 08/20/38	1,168
11,071		Series 2008-79, Class CS, IF, 6.484%, 06/20/35	9,867
38,596		Series 2008-93, Class AS, IF, IO, 5.384%, 12/20/38	2,270
33,331		Series 2009-6, Class SA, IF, IO, 5.765%, 02/16/39	2,233
11,136		Series 2009-10, Class SL, IF, IO, 6.165%, 03/16/34	830
26,324		Series 2009-11, Class SC, IF, IO, 5.815%, 02/16/39	1,883
20,145		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	2,293
53,507		Series 2009-22, Class SA, IF, IO, 5.954%, 04/20/39	4,259
26,400		Series 2009-31, Class ST, IF, IO, 5.983%, 03/20/39	1,972
33,000		Series 2009-31, Class TS, IF, IO, 5.933%, 03/20/39	2,433
8,000		Series 2009-33, Class CI, IO, 5.500%, 05/20/39	795
11,841		Series 2009-33, Class TI, IO, 6.000%, 05/20/39	1,140
		Vendee Mortgage Trust,
1,224		Series 1994-1, Class 1, VAR, 5.628%, 02/15/24	1,282
11,264		Series 1994-1, Class 2ZB, 6.500%, 02/15/24	11,650
1,807		Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,952
1,151		Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,219
2,718		Series 1997-1, Class 2Z, 7.500%, 02/15/27	3,107
3,316		Series 1998-1, Class 2E, 7.000%, 03/15/28	3,569

			2,351,145

		Non-Agency CMO — 10.1%
1,474		ABN Amro Mortgage Corp., Series 2003-9, Class A2, 4.500%, 08/25/18	1,432
13,846		American General Mortgage Loan Trust, Series 2006-1, Class A2, VAR, 5.750%, 12/25/35 (e)	13,230
7,000		American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.848%, 09/25/35	2,868
		ASG Resecuritization Trust,
12,108		Series 2009-1, Class A60, VAR, 5.629%, 06/26/37 (e)	11,140
15,716		Series 2009-2, Class A55, VAR, 5.863%, 05/24/36 (e)	14,812
61,000		Series 2009-3, Class A65, VAR, 5.594%, 03/26/37 (e)	56,311
		Banc of America Alternative Loan Trust,
513		Series 2003-1, Class APO, PO, 02/25/33	278
6,146		Series 2003-7, Class 1CB1, 5.500%, 09/25/33	5,431
947		Series 2003-11, Class PO, PO, 01/25/34	497
739		Series 2004-6, Class 15PO, PO, 07/25/19	481
1,433		Series 2005-5, Class 1CB1, 5.500%, 06/25/35	853
5,373		Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	634
		Banc of America Funding Corp.,
2,912		Series 2003-3, Class 1A33, 5.500%, 10/25/33	2,551
1,474		Series 2004-1, Class PO, PO, 03/25/34	900
2,583		Series 2004-2, Class 1CB1, 5.750%, 09/20/34	2,291
3,000		Series 2005-6, Class 2A7, 5.500%, 10/25/35	2,384
2,876		Series 2005-7, Class 30PO, PO, 11/25/35	1,564
1,301		Series 2005-8, Class 30PO, PO, 01/25/36	720
4,439		Series 2005-E, Class 4A1, VAR, 4.453%, 03/20/35	2,953
3,365		Series 2006-1, Class XPO, PO, 01/25/36	1,725
		Banc of America Mortgage Securities, Inc.,
1,687		Series 2003-5, Class 3A1, 7.500%, 02/25/31	1,574
532		Series 2003-7, Class A2, 4.750%, 09/25/18	519
11,733		Series 2003-8, Class 3A3, 5.500%, 11/25/33	10,699
1,004		Series 2003-8, Class APO, PO, 11/25/33	563
11,952		Series 2004-3, Class 15IO, IO, VAR, 0.210%, 04/25/19	51
555		Series 2004-4, Class APO, PO, 05/25/34	313
3,421		Series 2004-5, Class 2A2, 5.500%, 06/25/34	2,349
1,697		Series 2004-6, Class 2A7, 5.500%, 07/25/34	1,449
2,337		Series 2004-6, Class APO, PO, 07/25/34	1,302
331		Series 2004-8, Class 5PO, PO, 05/25/32	223
1,110		Series 2004-8, Class XPO, PO, 10/25/34	748
537		Series 2004-9, Class 3PO, PO, 09/25/32	351
8,581		Series 2004-E, Class 2A5, VAR, 4.093%, 06/25/34	7,906
4,786		Series 2004-J, Class 3A1, VAR, 5.079%, 11/25/34	3,922
		Bear Stearns Adjustable Rate Mortgage Trust,
1,026		Series 2003-7, Class 3A, VAR, 4.945%, 10/25/33 (i)	912
15,936		Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	11,598
2,373		Cendant Mortgage Corp., Series 2003-8, Class 1P, PO, 10/25/33	1,124
1,751		Chase Mortgage Finance Corp., Series 2003-S6, Class A1, 5.000%, 06/25/18	1,741
		Citicorp Mortgage Securities, Inc.,
393		Series 1993-14, Class A3, VAR, 1.700%, 11/25/23	376
6,140		Series 2004-1, Class 3A1, 4.750%, 01/25/34	6,043
4,911		Series 2004-2, Class A1, 5.000%, 03/25/34	4,638
1,330		Series 2004-5, Class 2A5, 4.500%, 08/25/34	1,161
5,156		Series 2004-8, Class 1A1, 5.500%, 10/25/34	5,000
5,000		Series 2006-4, Class 1A2, 6.000%, 08/25/36	3,655
		Citigroup Mortgage Loan Trust, Inc.,
8,661		Series 2003-1, Class 2A5, 5.250%, 10/25/33	7,046
606		Series 2003-1, Class 2A6, PO, 10/25/33	303
1,039		Series 2003-1, Class PO2, PO, 10/25/33	525
933		Series 2003-1, Class PO3, PO, 09/25/33	456
155		Series 2003-1, Class WPO1, PO, 06/25/16	130
634		Series 2003-UP3, Class A3, 7.000%, 09/25/33	628
3,828		Series 2003-UST1, Class A1, 5.500%, 12/25/18	3,841
1,169		Series 2003-UST1, Class PO1, PO, 12/25/18	686
556		Series 2003-UST1, Class PO3, PO, 12/25/18	349
629		Series 2005-1, Class 2A1A, VAR, 5.076%, 04/25/35	348
2,322		Series 2005-5, Class 1A2, VAR, 5.945%, 08/25/35	1,312
5,000		Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	4,550
		Countrywide Alternative Loan Trust,
1,705		Series 2002-8, Class A4, 6.500%, 07/25/32	1,596
877		Series 2002-12, Class PO, PO, 11/25/32	570
378		Series 2002-17, Class A7, 2.500%, 01/25/33	373
957		Series 2003-6T2, Class A6, 5.500%, 06/25/33	703
6,789		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	3,760
2,630		Series 2004-14T2, Class A5, 5.500%, 08/25/34	1,723
9,000		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	6,788
2,142		Series 2005-5R, Class A1, 5.250%, 12/25/18	1,894
14,635		Series 2005-1CB, Class 1A6, IF, IO, 6.791%, 03/25/35	1,131
22,000		Series 2005-20CB, Class 3A8, IF, IO, 4.441%, 07/25/35	1,202
32,051		Series 2005-22T1, Class A2, IF, IO, 4.761%, 06/25/35	1,886
1,149		Series 2005-26CB, Class A10, IF, 12.490%, 07/25/35	970
8,000		Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	4,698
439		Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	373
489		Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	416
8,000		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	5,490
42,299		Series 2005-54CB, Class 1A2, IF, IO, 4.541%, 11/25/35	1,566
882		Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	712
3,104		Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,560
22,534		Series 2005-J1, Class 1A4, IF, IO, 4.791%, 02/25/35	1,380
7,000		Series 2007-21CB, Class 1A5, 6.000%, 09/25/37	2,888
1,500		Series 2007-21CB, Class 2A6, 6.000%, 09/25/37	492
		Countrywide Home Loan Mortgage Pass-Through Trust,
989		Series 2002-18, Class PO, PO, 11/25/32	647
5,037		Series 2002-22, Class A20, 6.250%, 10/25/32	4,930
5,734		Series 2003-26, Class 1A6, 3.500%, 08/25/33	4,734
3,187		Series 2003-29, Class A1, 5.500%, 08/25/33	2,703
873		Series 2003-34, Class A11, 5.250%, 09/25/33	851
1,120		Series 2003-44, Class A9, PO, 10/25/33	686
461		Series 2003-J2, Class A17, IF, IO, 7.091%, 04/25/33	14
3,843		Series 2003-J7, Class 4A3, IF, 9.374%, 08/25/18	3,561
522		Series 2004-7, Class 2A1, VAR, 3.422%, 06/25/34	452
9,298		Series 2004-8, Class 2A1, 4.500%, 06/25/19	9,053
942		Series 2004-HYB1, Class 2A, VAR, 5.082%, 05/20/34	652
3,685		Series 2004-HYB3, Class 2A, VAR, 3.680%, 06/20/34	2,277
2,510		Series 2004-HYB6, Class A3, VAR, 5.070%, 11/20/34	1,519
2,998		Series 2004-J6, Class 2A1, 4.750%, 07/25/14	2,950
1,707		Series 2004-J8, Class 1A2, 4.750%, 11/25/19	1,560
1,424		Series 2005-14, Class A2, 5.500%, 07/25/35	1,187
898		Series 2005-16, Class A21, 5.500%, 09/25/35	895
1,000		Series 2005-16, Class A23, 5.500%, 09/25/35	802
6,968		Series 2005-22, Class 2A1, VAR, 5.251%, 11/25/35	4,800
		CS First Boston Mortgage Securities Corp.,
2,569		Series 2003-1, Class DB1, 6.564%, 02/25/33	2,344
6,406		Series 2003-23, Class 1P, PO, 10/25/33	3,692
4,400		Series 2003-23, Class 2A5, 5.000%, 10/25/18	4,085
8,708		Series 2003-23, Class 3A10, 5.750%, 09/25/33	8,648
1,456		Series 2003-25, Class 2A1, 4.500%, 10/25/18	1,316
4,969		Series 2004-4, Class 3A5, 5.500%, 08/25/34	4,470
537		Series 2004-5, Class 5P, PO, 08/25/19	330
2,088		Series 2005-4, Class 3A24, IF, 17.988%, 06/25/35	2,144
1,413		Series 2005-9, Class AP, PO, 10/25/35	758
10,002		Series 2005-9, Class DX, IO, 5.500%, 10/25/35	1,126
811		Series 2005-10, Class AP, PO, 11/25/35	421
5,189		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 1A1, VAR, 5.282%, 06/25/20	4,480
		First Boston Mortgage Securities Corp. 1987 STRIPS,
109		Series C, Class IO, IO, 10.965%, 04/25/17	15
60		Series C, Class PO, PO, 04/25/17	56
		First Horizon Alternative Mortgage Securities,
3,057		Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,928
27,882		Series 2007-FA4, Class 1A2, IF, IO, 5.341%, 08/25/37	1,827
		First Horizon Asset Securities, Inc.,
700		Series 2003-7, Class 2A1, 4.500%, 09/25/18	689
2,866		Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,325
3,357		Series 2004-AR2, Class 2A1, VAR, 3.021%, 05/25/34	2,970
4,215		Series 2004-AR7, Class 2A1, VAR, 4.920%, 02/25/35	3,702
7,824		Series 2005-AR1, Class 2A2, VAR, 4.997%, 04/25/35	6,619
		GMAC Mortgage Corp. Loan Trust,
2,517		Series 2003-J7, Class A10, 5.500%, 11/25/33	2,401
2,579		Series 2003-J7, Class A2, 4.500%, 11/25/33	2,560
1,593		Series 2003-J8, Class A, 5.250%, 12/25/33	1,407
1,040		Series 2004-J1, Class A15, 5.250%, 04/25/34	1,029
3,710		Series 2005-AR3, Class 3A3, VAR, 4.869%, 06/19/35	3,069
5,000		Series 2005-AR3, Class 3A4, VAR, 4.869%, 06/19/35	2,408
		GSMPS Mortgage Loan Trust,
1,697		Series 2004-4, Class 1AF, VAR, 0.709%, 06/25/34 (e)	1,238
2,242		Series 2005-RP2, Class 1AF, VAR, 0.659%, 03/25/35 (e)	2,043
		GSR Mortgage Loan Trust,
1,443		Series 2003-3F, Class 4A3, 5.750%, 04/25/33	1,159
2,046		Series 2003-6F, Class A2, VAR, 0.709%, 09/25/32	1,850
6,619		Series 2004-9, Class 5A5, VAR, 3.907%, 08/25/34	6,023
4,300		Series 2004-6F, Class 3A4, 6.500%, 05/25/34	3,381
2,295		Series 2004-10F, Class 1A1, 4.500%, 08/25/19	2,261
1,369		Series 2004-10F, Class 2A1, 5.000%, 08/25/19	1,320
877		Series 2004-13F, Class 3A3, 6.000%, 11/25/34	513
314		Series 2004-15F, Class AP, PO, 12/25/34	209
8,268		Series 2005-7F, Class 3A9, 6.000%, 09/25/35	5,727
794		Series 2005-AR6, Class 3A1, VAR, 4.560%, 09/25/35	611
3,000		Series 2006-1F, Class 1A3, 5.500%, 02/25/36	1,816
10,207		Series 2006-1F, Class 2A4, 6.000%, 02/25/36	3,595
2,596		Series 2006-2F, Class 2A15, 5.750%, 02/25/36	2,355
13,000		Series 2007-1F, Class 2A4, 5.500%, 01/25/37	7,391
		Impac Secured Assets CMN Owner Trust,
1,242		Series 2003-2, Class A1, 5.500%, 08/25/33	1,098
175		Series 2004-3, Class 1A4, VAR, 1.109%, 11/25/34	81
39,587		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.586%, 08/25/35	421
		Lehman Mortgage Trust,
4,426		Series 2006-2, Class 1A1, VAR, 6.474%, 04/25/36	3,387
2,500		Series 2007-6, Class 1A8, 6.000%, 07/25/37	1,154
10,000		Series 2008-2, Class 1A6, 6.000%, 03/25/38	5,469
		MASTR Adjustable Rate Mortgages Trust,
2,773		Series 2004-3, Class 4A2, VAR, 4.058%, 04/25/34	2,401
4,686		Series 2004-13, Class 2A1, VAR, 4.375%, 04/21/34	4,127
12,000		Series 2004-13, Class 3A6, VAR, 3.649%, 11/21/34	9,721
1,092		Series 2004-15, Class 3A1, VAR, 5.452%, 12/25/34	903
		MASTR Alternative Loans Trust,
990		Series 2003-9, Class 8A1, 6.000%, 01/25/34	859
2,788		Series 2004-3, Class 2A1, 6.250%, 04/25/34	2,552
1,528		Series 2004-6, Class 30PO, PO, 07/25/34	863
846		Series 2004-6, Class 7A1, 6.000%, 07/25/34	716
1,154		Series 2004-7, Class 30PO, PO, 08/25/34	646
4,544		Series 2004-8, Class 6A1, 5.500%, 09/25/19	4,059
1,460		Series 2004-10, Class 1A1, 4.500%, 09/25/19	1,276
6,618		Series 2005-6, Class 3A1, 5.500%, 11/25/20	5,250
		MASTR Asset Securitization Trust,
444		Series 2003-1, Class 2A12, 5.000%, 06/25/30	441
1,265		Series 2003-2, Class 2A1, 4.500%, 03/25/18	1,195
2,000		Series 2003-2, Class 2A10, 4.500%, 03/25/18	1,681
501		Series 2003-4, Class 2A2, 5.000%, 05/25/18	500
1,050		Series 2003-8, Class 1A1, 5.500%, 09/25/33	1,012
2,214		Series 2003-9, Class 15PO, PO, 10/25/18	1,491
1,532		Series 2003-9, Class 2A7, 5.500%, 10/25/33	1,354
1,378		Series 2003-11, Class 3A1, 4.500%, 12/25/18	1,355
514		Series 2003-11, Class 6A2, 4.000%, 12/25/33	511
986		Series 2003-12, Class 30PO, PO, 12/25/33	539
3,208		Series 2003-12, Class 6A1, 5.000%, 12/25/33	2,803
668		Series 2004-1, Class 30PO, PO, 02/25/34	368
753		Series 2004-4, Class 3A1, 4.500%, 04/25/19	711
1,134		Series 2004-6, Class 15PO, PO, 05/25/19	745
6,421		Series 2004-8, Class 1A1, 4.750%, 08/25/19	5,869
621		Series 2004-8, Class PO, PO, 08/25/19	425
3,014		Series 2004-9, Class 5A1, 5.250%, 09/25/19	2,927
2,123		Series 2004-10, Class 5A1, VAR, 0.709%, 11/25/34	2,025
2,300		Series 2006-2, Class 1A30, 6.000%, 06/25/36	1,213
8,673		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	6,050
664		Medallion Trust, (Australia), Series 2004-1G, Class A1, VAR, 0.791%, 05/25/35	545
		Merrill Lynch Mortgage Investors, Inc.,
11,699		Series 2005-A2, Class A1, VAR, 4.483%, 02/25/35	9,084
315		Series 2005-A8, Class A1B1, VAR, 5.250%, 08/25/36	300
197		Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	213
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,099.130%, 04/20/21	30
2,912		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.629%, 02/25/35	1,803
		Nomura Asset Acceptance Corp.,
1,606		Series 2003-A1, Class A1, 5.500%, 05/25/33	1,499
962		Series 2003-A1, Class A2, 6.000%, 05/25/33	911
101		Series 2003-A1, Class A5, 7.000%, 04/25/33	89
159		Series 2003-A1, Class A7, 5.000%, 04/25/18	155
1,387		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	1,160
		Paine Webber CMO Trust,
12		Series H, Class 4, 8.750%, 04/01/18	14
45		Series P, Class 4, 8.500%, 08/01/19	49
2,418		Prime Mortgage Trust, Series 2004-R1, Class A4, PO, 07/27/33	1,651
		Residential Accredit Loans, Inc.,
3,311		Series 2001-QS19, Class A2, 6.000%, 12/25/16	3,229
836		Series 2002-QS16, Class A3, IF, 15.977%, 10/25/17	702
2,511		Series 2002-QS8, Class A5, 6.250%, 06/25/17	2,574
2,742		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	1,878
3,857		Series 2003-QS12, Class A2A, IF, IO, 7.291%, 06/25/18	409
1,174		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	122
8,016		Series 2003-QS14, Class A1, 5.000%, 07/25/18	7,487
2,850		Series 2003-QS18, Class A1, 5.000%, 09/25/18	2,662
1,780		Series 2003-QS3, Class A2, IF, 15.821%, 02/25/18	1,476
1,574		Series 2003-QS3, Class A8, IF, IO, 7.291%, 02/25/18	115
4,338		Series 2003-QS9, Class A3, IF, IO, 7.241%, 05/25/18	339
1,619		Series 2004-QS8, Class A2, 5.000%, 06/25/34	1,435
3,000		Series 2005-QA6, Class A32, VAR, 5.627%, 05/25/35	1,728
1,867		Series 2005-QA7, Class A21, VAR, 4.828%, 07/25/35	1,014
766		Series 2006-QS4, Class A7, IF, 19.446%, 04/25/36	535
873		Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	477
		Residential Asset Securitization Trust,
1,893		Series 2003-A13, Class A3, 5.500%, 01/25/34	1,420
369		Series 2003-A14, Class A1, 4.750%, 02/25/19	364
7,080		Series 2003-A8, Class A5, 4.250%, 10/25/18	6,393
1,053		Series 2005-A11, Class PO, PO, 10/25/35	479
26,922		Series 2005-A2, Class A4, IF, IO, 4.741%, 03/25/35	1,824
4,134		Series 2006-A4, Class 2A5, 6.000%, 05/25/36	2,594
		Residential Funding Mortgage Securities I,
1,474		Series 2003-S12, Class 4A5, 4.500%, 12/25/32	1,468
1,680		Series 2003-S13, Class A3, 5.500%, 06/25/33	1,462
1,362		Series 2003-S14, Class A4, PO, 07/25/18	1,118
3,851		Series 2003-S16, Class A3, 5.000%, 09/25/18	3,828
5,007		Series 2003-S7, Class A17, 4.000%, 05/25/33	4,283
614		Series 2004-S6, Class 2A6, PO, 06/25/34	449
1,783		Series 2005-SA4, Class 1A1, VAR, 4.883%, 09/25/35	1,196
279		Residential Funding Securities LLC, Series 2003-RM2, Class AP-3, PO, 05/25/33	178
		Salomon Brothers Mortgage Securities VII, Inc.,
19		Series 2000-UP1, Class A2, 8.000%, 09/25/30	17
419		Series 2003-UP2, Class PO1, PO, 12/25/18	303
4,200		Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class5A4, VAR, 4.957%, 06/25/34	3,093
		Structured Asset Securities Corp.,
167		Series 2002-10H, Class 1AP, PO, 05/25/32	108
2,684		Series 2003-8, Class 1A2, 5.000%, 04/25/18	2,494
2,226		Series 2003-21, Class 1A3, 5.500%, 07/25/33	2,212
11,016		Series 2003-29, Class 1A1, 4.750%, 09/25/18	10,951
1,871		Series 2003-30, Class 1A1, 5.500%, 10/25/33	1,653
1,637		Series 2003-31A, Class B1, VAR, 4.253%, 10/25/33 (i)	845
9,736		Series 2004-20, Class 1A3, 5.250%, 11/25/34	9,227
5,651		Series 2005-6, Class 4A1, 5.000%, 05/25/35	4,316
2,443		Series 2005-RF3, Class 1A, VAR, 0.659%, 06/25/35 (e)	1,616
		WaMu Mortgage Pass-Through Certificates,
1,984		Series 2003-S10, Class A2, 5.000%, 10/25/18	1,972
723		Series 2003-S10, Class A6, PO, 10/25/18	555
10,574		Series 2003-S11, Class 2A5, IF, 16.201%, 11/25/33	10,688
8,295		Series 2003-S8, Class A4, 4.500%, 09/25/18	7,787
1,946		Series 2003-S8, Class A5, 4.500%, 09/25/18	1,511
2,153		Series 2003-S8, Class A6, 4.500%, 09/25/18	1,921
1,136		Series 2003-S9, Class P, PO, 10/25/33	562
638		Series 2004-AR3, Class A2, VAR, 3.151%, 06/25/34	536
1,289		Series 2004-RS2, Class A4, 5.000%, 11/25/33	864
789		Series 2006-AR10, Class 2P, VAR, 09/25/36	300
2,000		Series 2006-AR8, Class 1A2, VAR, 5.840%, 08/25/46	1,247
		Washington Mutual Alternative Mortgage Pass-Through Certificates,
8,455		Series 2005-1, Class 1A1, 5.500%, 03/25/35	7,040
556		Series 2005-1, Class CP, PO, 03/25/35	301
31,702		Series 2005-2, Class 1A4, IF, IO, 4.741%, 04/25/35	1,779
8,927		Series 2005-2, Class 2A3, IF, IO, 4.691%, 04/25/35	494
7,000		Series 2005-4, Class CB7, 5.500%, 06/25/35	4,254
10,194		Series 2005-4, Class CX, IO, 5.500%, 06/25/35	1,125
2,726		Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,692
1,292		Series 2006-1, Class 3A2, 5.750%, 02/25/36	1,023
363		Washington Mutual MSC Mortgage Pass-Through Certificates, Series2002-MS12, Class A, 6.500%, 05/25/32	330
		Wells Fargo Alternative Loan Trust,
640		Series 2003-1, Class APO, PO, 09/25/33	416
1,434		Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	609
		Wells Fargo Mortgage Backed Securities Trust,
1,319		Series 2003-8, Class A9, 4.500%, 08/25/18	1,297
3,360		Series 2003-11, Class 1A4, 4.750%, 10/25/18	3,099
1,162		Series 2003-11, Class 1APO, PO, 10/25/18	780
2,604		Series 2003-13, Class A7, 4.500%, 11/25/18	2,561
605		Series 2003-15, Class APO, PO, 12/25/18	428
1,743		Series 2003-16, Class 2A1, 4.500%, 12/25/18	1,714
1,634		Series 2003-17, Class 2A4, 5.500%, 01/25/34	1,625
1,382		Series 2003-K, Class 1A2, VAR, 4.480%, 11/25/33	1,252
2,423		Series 2004-7, Class 2A1, 4.500%, 07/25/19	2,359
2,021		Series 2004-7, Class 2A2, 5.000%, 07/25/19	1,988
3,279		Series 2004-8, Class APO, PO, 08/25/19	2,294
4,962		Series 2004-BB, Class A4, VAR, 4.552%, 01/25/35	4,276
5,731		Series 2004-EE, Class 3A1, VAR, 4.405%, 12/25/34	5,052
3,735		Series 2004-P, Class 2A1, VAR, 4.219%, 09/25/34	3,263
1,580		Series 2005-14, Class 2APO, PO, 12/25/35	837
1,167		Series 2006-5, Class 1A1, 5.250%, 04/25/36	1,140
1,550		Series 2007-7, Class A7, 6.000%, 06/25/37	906
11,000		Series 2007-9, Class 1A8, 5.500%, 07/25/37	7,475
10,727		Series 2007-11, Class A14, 6.000%, 08/25/37	7,779

			689,106

		Total Collateralized Mortgage Obligations (Cost $3,025,786)	3,040,251

		Commercial Mortgage-Backed Securities — 1.0%
		Banc of America Commercial Mortgage, Inc.,
7,500		Series 2005-6, Class ASB, VAR, 5.179%, 09/10/47	7,311
2,855		Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	2,387
		Bear Stearns Commercial Mortgage Securities,
3,050		Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	3,001
4,640		Series 2006-PW11, Class A4, VAR, 5.456%, 03/11/39	4,173
1,441		Series 2006-PW14, Class A1, 5.044%, 12/11/38	1,426
2,689		Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.726%, 03/15/49	2,696
6,000		Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	5,260
741		GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class A1, 3.337%, 05/10/36	729
5,000		GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	4,158
1,600		JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006- LDP8, Class A4, 5.399%, 05/15/45	1,259
3,200		LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, VAR, 6.317%, 04/15/41	2,669
		Merrill Lynch Mortgage Trust,
2,500		Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,128
5,100		Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	4,981
3,950		Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.422%, 02/12/39	3,248
		Morgan Stanley Capital I,
1,417		Series 2006-IQ12, Class A1, 5.257%, 12/15/43	1,410
967		Series 2006-T23, Class A1, 5.682%, 08/12/41	968
25		Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2, 5.980%, 01/15/39	25
13,200		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.085%, 08/15/39	12,185
7,585		Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	7,427

		Total Commercial Mortgage-Backed Securities (Cost $70,259)	67,441

		Corporate Bonds — 14.0%
		Aerospace & Defense — 0.1%
1,250		Honeywell International, Inc., 5.300%, 03/01/18 (c)	1,288
1,660		Lockheed Martin Corp., 7.750%, 05/01/26	1,940
		Northrop Grumman Systems Corp.,
1,600		7.125%, 02/15/11	1,718
1,100		7.750%, 03/01/16	1,243
619		Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	532
5		United Technologies Corp., 6.100%, 05/15/12	5

			6,726

		Air Freight & Logistics — 0.0% (g)
1,350		United Parcel Service, Inc., 5.500%, 01/15/18	1,409

		Airlines — 0.0% (g)
538		American Airlines Pass Through Trust, 7.024%, 10/15/09	530
		Continental Airlines, Inc.,
1,400		7.056%, 09/15/09	1,379
425		7.256%, 03/15/20	359
750		7.487%, 10/02/10	709
		UAL Pass-Through Trust,
22		6.071%, 03/01/13	22
30		6.201%, 03/29/49	29

			3,028

		Automobiles — 0.1%
4,426		Daimler Finance North America LLC, 7.200%, 09/01/09	4,453

		Beverages — 0.2%
		Anheuser-Busch Cos., Inc.,
800		5.500%, 01/15/18	754
1,100		5.750%, 04/01/36	879
1,250		Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19 (e)	1,345
		Coca-Cola Co. (The),
1,200		3.625%, 03/15/14	1,209
1,300		4.875%, 03/15/19	1,300
1,250		Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	1,403
2,400		Diageo Capital plc, (United Kingdom), 7.375%, 01/15/14	2,667
1,800		Diageo Finance BV, (Netherlands), 5.300%, 10/28/15	1,805
3,450		FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	3,048
925		PepsiCo, Inc., 7.900%, 11/01/18	1,107
750		SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	730

			16,247

		Biotechnology — 0.0% (g)
1,875		Amgen, Inc., 5.700%, 02/01/19	1,932

		Broadcasting & Cable TV — 0.0% (g)
		News America Holdings, Inc.,
1,100		8.000%, 10/17/16	1,131
1,000		8.875%, 04/26/23	966

			2,097

		Building Products — 0.0% (g)
700		Masco Corp., 5.850%, 03/15/17	553

		Capital Markets — 1.4%
800		Bank of New York Mellon Corp. (The), 5.125%, 08/27/13	827
		Bear Stearns Cos., LLC (The),
1,000		5.700%, 11/15/14 (y)	1,020
2,650		6.400%, 10/02/17 (y)	2,596
1,150		7.250%, 02/01/18 (y)	1,186
		Credit Suisse USA, Inc.,
616		4.700%, 06/01/09	616
1,200		4.875%, 01/15/15	1,180
1,803		5.125%, 01/15/14	1,797
1,400		5.500%, 08/15/13	1,419
8,639		6.125%, 11/15/11	9,152
		Goldman Sachs Group, Inc. (The),
2,096		4.750%, 07/15/13	2,061
1,000		5.150%, 01/15/14	981
1,535		5.250%, 10/15/13	1,535
10		5.700%, 09/01/12	10
9,000		5.950%, 01/18/18	8,582
1,100		6.000%, 05/01/14	1,118
650		6.150%, 04/01/18	628
1,470		6.250%, 09/01/17	1,425
3,142		6.600%, 01/15/12	3,320
1,600		6.750%, 10/01/37	1,341
6,329		6.875%, 01/15/11	6,676
286		7.350%, 10/01/09	292
2,630		7.500%, 02/15/19	2,767
2,750		Jefferies Group, Inc., 7.750%, 03/15/12	2,666
		Lehman Brothers Holdings, Inc.,
151		3.950%, 11/10/09 (d)	22
2,090		4.800%, 03/13/14 (d)	308
800		5.750%, 05/17/13 (d)	118
2,300		6.000%, 07/19/12 (d)	339
2,167		6.625%, 01/18/12 (d)	320
400		6.750%, 12/28/17 (d)	–	(h)
219		7.875%, 11/01/09 (d)	33
		Merrill Lynch & Co., Inc.,
500		4.790%, 08/04/10	499
2,625		5.450%, 07/15/14	2,392
1,000		5.700%, 05/02/17	808
550		6.050%, 08/15/12	535
5,374		6.150%, 04/25/13	5,169
2,535		6.400%, 08/28/17	2,298
3,415		6.875%, 04/25/18	3,169
		Morgan Stanley,
728		4.250%, 05/15/10	736
2,133		4.750%, 04/01/14	1,952
1,000		5.300%, 03/01/13	1,003
1,300		5.750%, 08/31/12	1,307
3,094		6.000%, 04/28/15	3,022
1,070		6.250%, 08/28/17	1,021
3,612		6.600%, 04/01/12	3,762
7,421		6.750%, 04/15/11	7,728
504		8.000%, 06/15/10	519
700		Northern Trust Corp., 4.625%, 05/01/14	706
		State Street Corp.,
1,250		4.300%, 05/30/14	1,247
1,904		7.650%, 06/15/10	1,959
		UBS AG, (Switzerland),
1,900		5.750%, 04/25/18	1,704
825		5.875%, 12/20/17	749

			96,620

		Chemicals — 0.3%
600		Air Products & Chemicals, Inc., 4.150%, 02/01/13	608
1,680		Dow Capital BV, (Netherlands), 8.500%, 06/08/10	1,689
		Dow Chemical Co. (The),
450		6.000%, 10/01/12	450
580		6.125%, 02/01/11	585
1,345		7.375%, 11/01/29	1,123
		EI Du Pont de Nemours & Co.,
500		4.875%, 04/30/14	524
3,100		6.000%, 07/15/18	3,296
3,050		Monsanto Co., 7.375%, 08/15/12	3,399
1,150		Potash Corp. of Saskatchewan, (Canada), 4.875%, 03/01/13	1,185
1,900		PPG Industries, Inc., 5.750%, 03/15/13	1,925
		Praxair, Inc.,
700		4.375%, 03/31/14	713
1,500		4.625%, 03/30/15	1,498
1,295		5.250%, 11/15/14	1,389

			18,384

		Commercial Banks — 1.1%
		Barclays Bank plc, (United Kingdom),
1,900		5.450%, 09/12/12	1,944
3,200		6.050%, 12/04/17 (e)	2,636
5,000		BB&T Corp., 6.850%, 04/30/19	5,031
1,500		Cadets Trust, 4.800%, 07/15/13 (e)	1,343
2,000		Credit Suisse, (Switzerland), 5.500%, 05/01/14	2,020
350		Fifth Third Bancorp, 5.450%, 01/15/17	248
1,750		Huntington National Bank (The), 8.000%, 04/01/10	1,747
3,150		Key Bank N.A., 5.500%, 09/17/12	2,994
1,400		Keycorp, 6.500%, 05/14/13 (c)	1,324
3,500		Manufacturers & Traders Trust Co., 6.625%, 12/04/17	3,317
2,250		Marshall & Ilsley Corp., 5.350%, 04/01/11	1,954
1,500		National City Bank, VAR, 1.212%, 01/21/10	1,473
1,800		PNC Funding Corp., 5.250%, 11/15/15	1,571
3,105		Popular North America, Inc., 4.700%, 06/30/09	3,096
1,200		Regions Financial Corp., 7.375%, 12/10/37	798
		SunTrust Banks, Inc.,
3,515		5.250%, 11/05/12 (c)	3,357
1,000		6.000%, 09/11/17	851
1,120		6.375%, 04/01/11	1,128
505		7.250%, 03/15/18	430
		U.S. Bank N.A.,
690		6.375%, 08/01/11	733
3,080		7.125%, 12/01/09	3,161
1,400		US Bancorp, 7.500%, 06/01/26	1,085
		Wachovia Bank N.A.,
2,700		6.600%, 01/15/38	2,284
1,064		7.800%, 08/18/10	1,115
		Wachovia Corp.,
1,830		4.875%, 02/15/14	1,739
3,600		5.500%, 05/01/13	3,668
7,600		5.750%, 02/01/18	7,292
		Wells Fargo & Co.,
2,340		4.200%, 01/15/10	2,370
5,000		5.625%, 12/11/17	4,759
		Wells Fargo Bank N.A.,
570		4.750%, 02/09/15	491
3,500		5.750%, 05/16/16	3,373
2,856		7.550%, 06/21/10	3,000

			72,332

		Commercial Services & Supplies — 0.0% (g)
1,165		Waste Management, Inc., 7.375%, 03/11/19	1,196
		Communications Equipment — 0.0% (g)
		Cisco Systems, Inc.,
1,100		5.500%, 02/22/16	1,164
2,000		5.900%, 02/15/39	1,937

			3,101

		Computers & Peripherals — 0.3%
		Hewlett-Packard Co.,
650		2.950%, 08/15/12	659
1,000		4.500%, 03/01/13	1,038
1,600		4.750%, 06/02/14	1,676
1,500		5.400%, 03/01/17	1,551
4,000		6.125%, 03/01/14	4,409
		International Business Machines Corp.,
3,500		5.700%, 09/14/17	3,684
660		6.220%, 08/01/27	658
4,000		7.625%, 10/15/18	4,721

			18,396

		Consumer Finance — 0.5%
4,100		American Express Credit Corp., 5.875%, 05/02/13	3,980
1,120		American General Finance Corp., 5.375%, 10/01/12	617
238		Capital One Bank USA N.A., 5.750%, 09/15/10	242
		Capital One Financial Corp.,
900		5.700%, 09/15/11	915
2,365		6.250%, 11/15/13	2,319
900		6.750%, 09/15/17 (c)	852
1,400		7.375%, 05/23/14	1,443
		HSBC Finance Corp.,
311		4.750%, 07/15/13	289
2,000		5.000%, 06/30/15	1,817
1,100		5.250%, 01/15/14	1,063
200		5.500%, 01/19/16	183
280		6.375%, 11/27/12	278
468		6.750%, 05/15/11	486
3,665		7.000%, 05/15/12	3,743
308		7.350%, 11/27/32	253
1,700		VAR, 1.381%, 01/15/14	1,393
		International Lease Finance Corp.,
689		5.875%, 05/01/13	535
4,300		6.375%, 03/25/13	3,345
		John Deere Capital Corp.,
450		4.500%, 04/03/13	453
4,350		5.250%, 10/01/12	4,568
		SLM Corp.,
3,200		4.000%, 01/15/10	3,072
1,400		5.375%, 01/15/13	1,085
952		Washington Mutual Finance Corp., 6.875%, 05/15/11	954

			33,885

		Diversified Financial Services — 3.0%
2,000		Allstate Life Global Funding Trusts, 5.375%, 04/30/13	2,073
		Associates Corp. of North America,
1,400		7.950%, 02/15/10	1,413
2,484		8.150%, 08/01/09	2,489
1,470		8.550%, 07/15/09	1,473
17,500		BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	17,298
		Bank of America Corp.,
4,500		4.900%, 05/01/13	4,228
1,000		5.625%, 10/14/16	865
5,915		5.750%, 12/01/17	5,283
3,000		7.375%, 05/15/14	3,157
1,484		7.400%, 01/15/11	1,514
1,100		7.625%, 06/01/19	1,113
7,373		7.800%, 02/15/10	7,536
		BHP Billiton Finance USA Ltd., (Australia),
1,300		5.400%, 03/29/17	1,326
1,000		5.500%, 04/01/14	1,067
		Caterpillar Financial Services Corp.,
1,450		4.850%, 12/07/12	1,463
1,500		4.900%, 08/15/13	1,489
750		5.450%, 04/15/18	687
600		5.500%, 03/15/16	575
4,000		6.200%, 09/30/13	4,107
3,000		7.050%, 10/01/18	3,043
600		7.150%, 02/15/19	605
		CIT Group, Inc.,
2,100		5.000%, 02/13/14	1,415
3,000		7.625%, 11/30/12	2,364
		Citigroup, Inc.,
1,000		4.700%, 05/29/15	839
1,000		5.500%, 02/15/17	822
3,292		5.625%, 08/27/12	3,078
8,500		6.000%, 08/15/17	7,561
1,750		6.125%, 11/21/17	1,569
1,500		8.500%, 05/22/19	1,553
		CME Group, Inc.,
6,000		5.400%, 08/01/13	6,213
700		5.750%, 02/15/14	738
1,000		ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,008
400		Diageo Investment Corp., 9.000%, 08/15/11	442
		General Electric Capital Corp.,
2,000		4.375%, 11/21/11	2,025
1,176		4.625%, 09/15/09	1,187
13,500		5.250%, 10/19/12	13,672
4,400		5.625%, 09/15/17	4,225
15,000		5.625%, 05/01/18 (c)	14,326
11,757		5.875%, 02/15/12	12,081
1,900		5.875%, 01/14/38	1,538
4,700		5.900%, 05/13/14	4,736
18,512		6.000%, 06/15/12	19,322
4,649		6.125%, 02/22/11	4,866
4,416		6.750%, 03/15/32	3,946
900		6.875%, 01/10/39	828
4,000		Genworth Global Funding Trusts, 5.200%, 10/08/10	3,850
2,095		Goldman Sachs Capital I, 6.345%, 02/15/34	1,686
1,512		John Hancock Global Funding II, 7.900%, 07/02/10 (e)	1,546
2,464		MassMutual Global Funding II, 3.500%, 03/15/10 (e)	2,421
		National Rural Utilities Cooperative Finance Corp.,
3,000		4.750%, 03/01/14	3,021
455		10.375%, 11/01/18	547
3,920		New York Life Global Funding, 5.375%, 09/15/13 (e)	3,939
		Principal Life Global Funding I,
1,600		5.050%, 03/15/15 (e)	1,470
8,221		6.250%, 02/15/12 (e)	8,294
		Textron Financial Corp.,
1,630		5.125%, 02/03/11	1,468
1,900		5.400%, 04/28/13	1,526

			202,926

		Diversified Telecommunication Services — 1.2%
		AT&T, Inc.,
5,400		4.950%, 01/15/13	5,584
760		5.100%, 09/15/14	787
800		5.500%, 02/01/18	804
1,300		5.600%, 05/15/18	1,317
2,295		5.625%, 06/15/16	2,336
5,000		6.300%, 01/15/38	4,697
1,288		Bellsouth Capital Funding Corp., 7.750%, 02/15/10	1,343
790		BellSouth Corp., 5.200%, 09/15/14	820
1,596		Bellsouth Telecommunications, Inc., 6.300%, 12/15/15 (c)	1,638
		British Telecommunications plc, (United Kingdom),
5,000		5.150%, 01/15/13	4,926
4,966		8.625%, 12/15/10	5,270
300		9.125%, 12/15/30	315
		Deutsche Telekom International Finance BV, (Netherlands),
785		5.250%, 07/22/13	805
200		8.750%, 06/15/30	232
		France Telecom S.A., (France),
4,820		7.750%, 03/01/11	5,242
1,000		8.500%, 03/01/31	1,282
3,164		Nynex Capital Funding Co., SUB, 8.230%, 10/15/09	3,176
		Sprint Capital Corp.,
1,500		6.900%, 05/01/19	1,215
700		7.625%, 01/30/11	691
200		8.375%, 03/15/12	197
1,000		8.750%, 03/15/32	790
		Telecom Italia Capital S.A., (Luxembourg),
2,100		4.950%, 09/30/14	1,994
1,600		5.250%, 11/15/13	1,555
1,875		6.999%, 06/04/18	1,830
3,300		Telefonica Emisiones S.A.U., (Spain), 5.855%, 02/04/13	3,458
1,000		Telefonica Europe BV, (Netherlands), 7.750%, 09/15/10	1,061
1,512		TELUS Corp., (Canada), 8.000%, 06/01/11	1,625
		Verizon Communications, Inc.,
1,975		5.500%, 02/15/18	1,979
250		5.550%, 02/15/16	257
3,000		7.350%, 04/01/39	3,157
1,500		8.750%, 11/01/18	1,785
5,700		Verizon Florida LLC, 6.125%, 01/15/13	5,819
		Verizon Global Funding Corp.,
4,621		7.250%, 12/01/10	4,946
1,540		7.375%, 09/01/12	1,731
		Verizon Maryland, Inc.,
823		6.125%, 03/01/12	851
2,500		7.150%, 05/01/23	2,391
600		Verizon New England, Inc., 4.750%, 10/01/13	598
880		Verizon New York, Inc., 7.375%, 04/01/32	833
1,232		Verizon Pennsylvania, Inc., 8.350%, 12/15/30	1,265
1,193		Verizon Virginia, Inc., 4.625%, 03/15/13	1,181

			81,783

		Electric Utilities — 1.2%
		Alabama Power Co.,
392		4.700%, 12/01/10	407
700		6.125%, 05/15/38	718
1,110		Arizona Public Service Co., 4.650%, 05/15/15	943
		Carolina Power & Light Co.,
1,260		5.125%, 09/15/13	1,337
300		5.300%, 01/15/19	307
2,550		CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	2,604
1,400		Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	1,503
1,300		Columbus Southern Power Co., 6.050%, 05/01/18	1,272
750		Connecticut Light & Power Co., 5.650%, 05/01/18	773
		Duke Energy Carolinas LLC,
1,400		5.100%, 04/15/18 (c)	1,413
1,000		5.625%, 11/30/12	1,070
1,016		6.250%, 01/15/12	1,102
3,100		Duke Energy Indiana, Inc., 6.350%, 08/15/38	3,278
2,814		Exelon Generation Co. LLC, 6.950%, 06/15/11	2,967
1,470		FirstEnergy Corp., 7.375%, 11/15/31	1,275
		Florida Power & Light Co.,
500		5.950%, 10/01/33	508
1,000		5.950%, 02/01/38	1,016
		Florida Power Corp.,
500		4.800%, 03/01/13	521
950		5.650%, 06/15/18 (c)	1,000
700		6.400%, 06/15/38	745
		FPL Group Capital, Inc.,
750		5.350%, 06/15/13	787
1,000		6.000%, 03/01/19	1,040
1,200		7.875%, 12/15/15 (c)	1,378
		Georgia Power Co.,
400		5.950%, 02/01/39	404
1,000		6.000%, 11/01/13	1,091
240		Indiana Michigan Power Co., 7.000%, 03/15/19	249
250		Jersey Central Power & Light Co., 7.350%, 02/01/19	263
202		Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	184
550		Midamerican Energy Co., 5.300%, 03/15/18	551
800		Nevada Power Co., 6.500%, 08/01/18	788
		Nisource Finance Corp.,
2,560		6.150%, 03/01/13	2,467
1,150		10.750%, 03/15/16	1,253
1,500		Ohio Power Co., 5.750%, 09/01/13	1,558
670		Oncor Electric Delivery Co., 5.950%, 09/01/13 (e)	683
		Pacific Gas & Electric Co.,
1,650		5.625%, 11/30/17	1,714
650		8.250%, 10/15/18	773
250		Pacificorp, 5.500%, 01/15/19	259
800		Peco Energy Co., 5.350%, 03/01/18	802
675		Pepco Holdings, Inc., 6.450%, 08/15/12	697
1,320		Potomac Electric Power Co., 6.500%, 11/15/37	1,332
730		Progress Energy, Inc., 6.050%, 03/15/14	758
		PSEG Power LLC,
2,190		5.500%, 12/01/15	2,176
1,322		7.750%, 04/15/11	1,413
1,255		8.625%, 04/15/31	1,387
225		Public Service Co. of Colorado, 5.800%, 08/01/18	241
3,350		Public Service Co. of Oklahoma, 6.625%, 11/15/37	2,960
		Public Service Electric & Gas Co.,
625		5.300%, 05/01/18	640
4,600		6.330%, 11/01/13	5,063
		Southern California Edison Co.,
1,000		4.150%, 09/15/14	1,018
1,400		5.500%, 08/15/18	1,454
1,400		5.750%, 03/15/14	1,520
645		5.950%, 02/01/38	651
2,450		6.050%, 03/15/39	2,507
500		Southern Co. (The), 4.150%, 05/15/14	501
		Spectra Energy Capital LLC,
2,000		5.500%, 03/01/14	1,945
250		5.668%, 08/15/14	244
3,645		6.250%, 02/15/13	3,716
980		8.000%, 10/01/19	1,020
		Virginia Electric and Power Co.,
2,150		5.100%, 11/30/12	2,245
3,600		5.400%, 04/30/18	3,685
800		5.950%, 09/15/17	853

			79,029

		Electronic Equipment, Instruments & Components — 0.0% (g)
1,000		Arrow Electronics, Inc., 6.875%, 07/01/13	982

		Energy Equipment & Services — 0.1%
5,050		Halliburton Co., 7.450%, 09/15/39	5,496

		Food & Staples Retailing — 0.1%
		Kroger Co. (The),
2,000		7.500%, 01/15/14	2,241
1,680		8.050%, 02/01/10	1,732
		Wal-Mart Stores, Inc.,
1,260		4.550%, 05/01/13	1,325
1,200		5.250%, 09/01/35	1,093
1,050		6.200%, 04/15/38	1,089
700		7.550%, 02/15/30	848

			8,328

		Food Products — 0.3%
290		Bunge Ltd. Finance Corp., 5.875%, 05/15/13	282
538		Bunge N.A. Finance LP, 5.900%, 04/01/17	471
		Cargill, Inc.,
1,400		5.200%, 01/22/13 (e)	1,409
800		6.375%, 06/01/12 (e)	841
2,500		7.350%, 03/06/19 (e)	2,602
1,600		General Mills, Inc., 6.000%, 02/15/12	1,719
		Kellogg Co.,
1,300		4.250%, 03/06/13	1,334
2,100		5.125%, 12/03/12	2,228
		Kraft Foods, Inc.,
3,050		6.125%, 02/01/18	3,112
2,545		6.500%, 08/11/17	2,656
1,000		6.750%, 02/19/14	1,088
1,600		6.875%, 02/01/38	1,619
2,700		6.875%, 01/26/39	2,732

			22,093

		Gas Utilities — 0.1%
		Atmos Energy Corp.,
220		5.125%, 01/15/13	217
640		8.500%, 03/15/19	708
430		CenterPoint Energy Resources Corp., 6.125%, 11/01/17	387
1,008		KeySpan Gas East Corp., 7.875%, 02/01/10	1,044
1,600		Schlumberger Technology Corp., 6.500%, 04/15/12 (e)	1,642
		TransCanada Pipelines Ltd., (Canada),
1,150		4.000%, 06/15/13	1,147
1,500		6.200%, 10/15/37	1,406
2,100		7.250%, 08/15/38	2,227

			8,778

		Health Care Equipment & Supplies — 0.0% (g)
		Baxter International, Inc.,
1,000		4.000%, 03/01/14	1,015
400		4.625%, 03/15/15	397
600		Becton Dickinson and Co., 5.000%, 05/15/19	602

			2,014

		Health Care Providers & Services — 0.0% (g)
		WellPoint, Inc.,
425		5.875%, 06/15/17	406
295		7.000%, 02/15/19	302

			708

		Hotels, Restaurants & Leisure — 0.0% (g)
1,725		McDonald’s Corp., 4.300%, 03/01/13	1,795

		Household Durables — 0.0% (g)
1,485		Centex Corp., 5.700%, 05/15/14	1,325

		Household Products — 0.1%
450		Kimberly-Clark Corp., 7.500%, 11/01/18	534
2,150		Procter & Gamble - ESOP, 9.360%, 01/01/21	2,567
1,000		Procter & Gamble Co., 5.500%, 02/01/34	963

			4,064

		Industrial Conglomerates — 0.0% (g)
1,100		Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16(e)	1,105

		Insurance — 0.8%
		American International Group, Inc.,
1,984		4.250%, 05/15/13	931
2,500		5.450%, 05/18/17	1,058
1,425		5.600%, 10/18/16	603
3,248		ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	2,675
		Berkshire Hathaway Finance Corp.,
3,000		4.000%, 04/15/12 (e)	3,137
2,800		4.600%, 05/15/13	2,892
600		5.000%, 08/15/13	630
5,500		5.400%, 05/15/18	5,586
930		Chubb Corp. (The), 5.750%, 05/15/18	937
		Jackson National Life Global Funding,
2,000		5.375%, 05/08/13 (e)	1,807
2,520		6.125%, 05/30/12 (e)	2,384
2,980		Liberty Mutual Group, Inc., 5.750%, 03/15/14 (e)	2,280
2,500		MetLife Life and Annuity Co. of Connecticut, 5.125%, 08/15/14 (e)	2,241
815		MetLife, Inc., 6.817%, 08/15/18	820
		Metropolitan Life Global Funding I,
1,624		5.200%, 09/18/13 (e)	1,618
1,450		5.750%, 07/25/11 (e)	1,495
3,360		Monumental Global Funding II, 4.375%, 07/30/09 (e)	3,359
		Nationwide Financial Services,
1,130		5.900%, 07/01/12	1,029
1,182		6.250%, 11/15/11	1,113
4,900		New York Life Global Funding, 4.650%, 05/09/13 (e)	4,835
2,000		Pacific Life Global Funding, 5.150%, 04/15/13 (e)	1,884
		Principal Life Income Funding Trusts,
1,750		5.150%, 06/17/11	1,777
2,500		5.300%, 12/14/12	2,454
1,425		5.300%, 04/24/13	1,377
		Protective Life Secured Trusts,
1,199		4.000%, 10/07/09	1,196
3,360		4.000%, 04/01/11	3,325
870		Travelers Cos, Inc. (The), 5.800%, 05/15/18	893
790		Travelers Property Casualty Corp., 5.000%, 03/15/13	796

			55,132

		IT Services — 0.0% (g)
2,600		Electronic Data Systems Corp., 6.000%, 08/01/13	2,797

		Machinery — 0.1%
2,300		Eaton Corp., 5.600%, 05/15/18	2,148
775		Ingersoll-Rand Co., (Bermuda), 6.391%, 11/15/27	777
250		PACCAR, Inc., 6.375%, 02/15/12	258
600		Parker Hannifin Corp., 5.500%, 05/15/18	579

			3,762

		Media — 0.5%
		Comcast Cable Communications Holdings, Inc.,
5,847		8.375%, 03/15/13	6,513
1,250		9.455%, 11/15/22	1,437
2,100		Comcast Cable Communications LLC, 7.125%, 06/15/13	2,259
4,088		Comcast Cable Holdings LLC, 9.800%, 02/01/12	4,535
		Comcast Corp.,
2,095		5.500%, 03/15/11	2,192
1,100		5.900%, 03/15/16	1,111
1,022		Cox Communications, Inc., 7.750%, 11/01/10	1,062
2,415		Historic TW, Inc., 9.150%, 02/01/23	2,544
900		News America, Inc., 7.250%, 05/18/18	914
1,337		TCI Communications, Inc., 7.125%, 02/15/28	1,215
900		Thomson Reuters Corp., (Canada), 5.950%, 07/15/13	914
		Time Warner Cable, Inc.,
1,200		5.850%, 05/01/17	1,185
1,250		6.750%, 07/01/18	1,291
550		8.250%, 02/14/14	612
1,850		8.250%, 04/01/19	2,073
		Time Warner Entertainment Co. LP,
2,020		8.375%, 03/15/23	2,102
1,288		10.150%, 05/01/12	1,459
255		Time Warner, Inc., 7.700%, 05/01/32	234
1,720		Viacom, Inc., 6.250%, 04/30/16	1,644

			35,296

		Metals & Mining — 0.1%
		Alcoa, Inc.,
1,385		5.550%, 02/01/17	1,139
2,400		6.000%, 07/15/13	2,315
2,800		Rio Tinto Finance USA Ltd., (Australia), 5.875%, 07/15/13	2,735

			6,189

		Multiline Retail — 0.1%
		Target Corp.,
1,400		6.000%, 01/15/18 (c)	1,436
1,900		7.000%, 01/15/38	1,990

			3,426

		Multi-Utilities — 0.3%
		Dominion Resources, Inc.,
1,113		6.250%, 06/30/12	1,171
1,200		7.000%, 06/15/38	1,218
1,500		8.875%, 01/15/19	1,755
2,750		KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	2,946
1,400		PG&E Corp., 5.750%, 04/01/14	1,452
		Sempra Energy,
2,300		6.150%, 06/15/18	2,213
900		6.500%, 06/01/16	918
1,400		8.900%, 11/15/13	1,546
1,550		9.800%, 02/15/19	1,808
		Wisconsin Electric Power Co.,
1,200		6.000%, 04/01/14	1,273
1,175		6.250%, 12/01/15	1,241

			17,541

		Office Electronics — 0.0% (g)
250		Xerox Corp., 8.250%, 05/15/14	254

		Oil, Gas & Consumable Fuels — 0.9%
455		Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	445
		Anadarko Petroleum Corp.,
4,500		7.625%, 03/15/14	4,828
1,000		8.700%, 03/15/19	1,114
		BP Capital Markets plc, (United Kingdom),
1,200		3.125%, 03/10/12	1,223
8,100		5.250%, 11/07/13	8,596
2,000		Canadian Natural Resources Ltd., (Canada), 6.750%, 02/01/39	1,837
5,500		Chevron Corp., 4.950%, 03/03/19	5,598
1,040		Conoco Funding Co., (Canada), 7.250%, 10/15/31	1,075
		ConocoPhillips,
1,200		5.200%, 05/15/18	1,190
2,000		5.750%, 02/01/19	2,057
1,300		6.000%, 01/15/20	1,349
1,450		6.500%, 02/01/39	1,498
2,520		8.750%, 05/25/10	2,693
800		Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	867
550		EnCana Corp., (Canada), 6.500%, 05/15/19	565
1,800		EOG Resources, Inc., 6.875%, 10/01/18	2,004
1,155		Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,108
1,230		Kerr-McGee Corp., 6.950%, 07/01/24	1,077
1,830		Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	1,965
		Marathon Oil Corp.,
2,400		5.900%, 03/15/18	2,294
2,400		6.000%, 10/01/17	2,352
1,000		PC Financial Partnership, 5.000%, 11/15/14	962
2,000		Petro-Canada, (Canada), 6.800%, 05/15/38	1,822
2,045		Pioneer Natural Resources Co., 5.875%, 07/15/16	1,779
6,000		Shell International Finance BV, (Netherlands), 6.375%, 12/15/38	6,629
900		Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	809
450		Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	472
300		Tosco Corp., 7.800%, 01/01/27	315
		XTO Energy, Inc.,
2,300		4.625%, 06/15/13	2,298
2,100		5.750%, 12/15/13	2,193

			63,014

		Paper & Forest Products — 0.0% (g)
700		Weyerhaeuser Co., 6.750%, 03/15/12	696

		Pharmaceuticals — 0.3%
350		Abbott Laboratories, 6.150%, 11/30/37	364
2,700		AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	2,914
1,000		Eli Lilly & Co., 3.550%, 03/06/12	1,031
		GlaxoSmithKline Capital, Inc.,
1,000		4.375%, 04/15/14	1,025
2,250		4.850%, 05/15/13	2,341
2,100		6.375%, 05/15/38	2,220
6,300		Pfizer, Inc., 4.450%, 03/15/12	6,676
865		Schering-Plough Corp., 6.000%, 09/15/17	892
790		Wyeth, 6.450%, 02/01/24	807

			18,270

		Real Estate Investment Trusts (REITs) — 0.1%
1,750		HRPT Properties Trust, 6.650%, 01/15/18	1,398
		Simon Property Group LP,
1,500		5.625%, 08/15/14	1,413
1,770		6.100%, 05/01/16	1,646
475		6.750%, 05/15/14 (c)	472

			4,929

		Real Estate Management & Development — 0.0% (g)
392		ERP Operating LP, 4.750%, 06/15/09	392

		Road & Rail — 0.2%
		Burlington Northern Santa Fe Corp.,
700		6.750%, 07/15/11	750
1,300		7.000%, 02/01/14	1,393
1,425		7.125%, 12/15/10	1,511
300		7.290%, 06/01/36	320
750		CSX Corp., 6.300%, 03/15/12	774
400		Erac USA Finance Co., 6.375%, 10/15/17 (e)	336
		Norfolk Southern Corp.,
299		5.590%, 05/17/25	273
871		5.640%, 05/17/29	776
2,300		6.750%, 02/15/11	2,437
326		7.250%, 02/15/31 (c)	338
34		7.800%, 05/15/27	36
		Union Pacific Corp.,
1,600		5.650%, 05/01/17	1,539
1,250		5.700%, 08/15/18	1,192
1,000		7.875%, 01/15/19	1,118

			12,793

		Software — 0.1%
		Oracle Corp.,
1,700		5.250%, 01/15/16	1,765
2,800		5.750%, 04/15/18	3,017
850		6.500%, 04/15/38 (c)	892

			5,674

		Specialty Retail — 0.1%
3,600		Home Depot, Inc., 5.400%, 03/01/16	3,531
1,535		Staples, Inc., 9.750%, 01/15/14	1,693

			5,224

		Thrifts & Mortgage Finance — 0.1%
		Countrywide Home Loans, Inc.,
3,080		4.000%, 03/22/11	2,976
230		4.125%, 09/15/09	229
1,400		Wachovia Mortgage FSB, 4.500%, 06/15/09	1,400

			4,605

		Water Utilities — 0.0% (g)
1,725		American Water Capital Corp., 6.085%, 10/15/17	1,640

		Wireless Telecommunication Services — 0.2%
		New Cingular Wireless Services, Inc.,
5,547		7.875%, 03/01/11	6,029
1,215		8.750%, 03/01/31	1,416
1,200		Sprint Nextel Corp., 6.000%, 12/01/16	975
1,500		Verizon Wireless Capital LLC, 5.550%, 02/01/14 (e)	1,586
4,350		Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	4,357

			14,363

		Total Corporate Bonds (Cost $965,296)	956,782

		Foreign Government Securities — 0.2%
560		Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	622
		United Mexican States, (Mexico),
2,035		5.875%, 01/15/14	2,152
2,105		6.375%, 01/16/13	2,273
4,881		7.500%, 04/08/33	5,394
2,925		8.300%, 08/15/31	3,510

		Total Foreign Government Securities (Cost $12,705)	13,951

		Mortgage Pass-Through Securities — 15.6%
		Federal Home Loan Mortgage Corp.,
2,629		ARM, 3.707%, 04/01/34	2,628
7,131		ARM, 3.804%, 05/01/33	7,202
2,758		ARM, 3.986%, 01/01/35	2,763
1,560		ARM, 4.196%, 12/01/33	1,570
4,631		ARM, 4.330%, 09/01/34	4,714
167		ARM, 4.332%, 07/01/19	168
113		ARM, 4.539%, 04/01/30	114
1,502		ARM, 5.042%, 08/01/35	1,558
394		ARM, 5.145%, 09/01/32	395
2,436		ARM, 5.168%, 02/01/36	2,528
1,055		ARM, 5.258%, 01/01/37	1,096
3,055		ARM, 5.445%, 07/01/37	3,179
15,130		ARM, 5.529%, 05/01/36	15,624
4,535		ARM, 5.556%, 12/01/35	4,720
2,175		ARM, 5.657%, 11/01/36	2,263
2,707		ARM, 5.881%, 05/01/37	2,832
5,888		ARM, 5.901%, 10/01/36	6,155
829		ARM, 5.930%, 02/01/37	867
25,005		ARM, 5.999%, 06/01/36 - 10/01/36	26,133
1,920		ARM, 6.165%, 12/01/36	2,009
4,809		ARM, 6.205%, 03/01/37	5,022
21,345		ARM, 6.284%, 02/01/37	22,382
29,804		ARM, 6.319%, 03/01/37	31,385
3,881		ARM, 6.506%, 02/01/37	4,059
5,111		ARM, 6.563%, 12/01/36	5,360
4,895		ARM, 6.606%, 11/01/37	5,128
7,163		ARM, 6.620%, 10/01/36	7,555
12,761		ARM, 6.667%, 10/01/36	13,482
3,134		ARM, 6.697%, 08/01/36	3,311
14,488		ARM, 6.712%, 11/01/36	15,182
36,471		ARM, 6.737%, 08/01/36	38,313
5,869		ARM, 6.878%, 08/01/36	6,120
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
8,935		4.000%, 04/01/14 - 05/01/19	9,104
5,143		4.500%, 08/01/18 - 10/01/18	5,302
32,657		5.000%, 10/01/17 - 12/01/18	34,020
23,500		5.500%, 06/01/17 - 06/01/20	24,684
36,325		6.000%, 10/01/17 - 03/01/22	38,479
10,731		6.500%, 07/01/16 - 03/01/22	11,353
110		7.000%, 04/01/17	117
201		7.500%, 09/01/10 - 11/01/15	209
83		8.500%, 11/01/15	96
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
630		6.000%, 12/01/22	665
1,765		6.500%, 11/01/22	1,901
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
6,676		4.000%, 10/01/33	6,612
35,108		5.000%, 01/01/34 - 03/01/35	36,039
8,001		5.500%, 10/01/33 - 07/01/35	8,303
3,033		6.000%, 10/01/29 - 01/01/34	3,198
10,296		6.500%, 08/01/29 - 11/01/37	11,017
8,432		7.000%, 12/01/28 - 02/01/37	9,206
11,114		7.500%, 01/01/38	11,994
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
1,836		6.500%, 06/01/37	1,945
3,832		7.000%, 07/01/29 - 08/01/47	4,090
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
–	(h)	7.500%, 07/01/16	–	(h)
29		12.000%, 08/01/15 - 07/01/19	32
		Federal National Mortgage Association,
3,177		ARM, 3.062%, 06/01/34	3,187
1,166		ARM, 3.422%, 04/01/34	1,174
14,487		ARM, 3.429%, 01/01/36	14,720
283		ARM, 3.677%, 09/01/27	283
523		ARM, 3.804%, 05/01/35	525
3,136		ARM, 3.807%, 01/01/36	3,191
384		ARM, 3.838%, 07/01/34	386
50		ARM, 3.961%, 03/01/19	49
266		ARM, 4.075%, 03/01/29	265
1,540		ARM, 4.106%, 09/01/33	1,567
21		ARM, 4.142%, 01/01/19	20
3,719		ARM, 4.156%, 06/01/36	3,783
1,288		ARM, 4.169%, 08/01/35	1,315
2,734		ARM, 4.191%, 09/01/33	2,789
3,781		ARM, 4.318%, 07/01/35	3,805
330		ARM, 4.445%, 01/01/36	340
1,829		ARM, 4.453%, 08/01/33	1,866
1,266		ARM, 4.467%, 11/01/34	1,298
5,176		ARM, 4.508%, 04/01/35	5,258
1,932		ARM, 4.716%, 11/01/34	1,998
1,700		ARM, 4.751%, 09/01/35	1,767
12,620		ARM, 4.829%, 01/01/35	12,729
1,283		ARM, 4.892%, 08/01/34	1,289
1,342		ARM, 4.908%, 08/01/34	1,367
993		ARM, 4.921%, 02/01/35	1,012
2,167		ARM, 4.944%, 01/01/34	2,233
932		ARM, 5.000%, 08/01/34	946
2,838		ARM, 5.009%, 05/01/35	2,946
2,824		ARM, 5.012%, 03/01/35	2,920
723		ARM, 5.031%, 01/01/34	742
1,877		ARM, 5.074%, 01/01/35	1,944
1,825		ARM, 5.088%, 10/01/34	1,875
2,800		ARM, 5.109%, 11/01/33	2,897
3,022		ARM, 5.139%, 10/01/34	3,076
1,380		ARM, 5.224%, 02/01/36	1,440
2,339		ARM, 5.256%, 09/01/36	2,419
17,538		ARM, 5.346%, 01/01/38	18,203
6,131		ARM, 5.400%, 10/01/35	6,281
5,307		ARM, 5.587%, 06/01/36	5,546
4,126		ARM, 5.655%, 08/01/36	4,269
3,214		ARM, 5.678%, 01/01/37	3,361
17,616		ARM, 5.889%, 10/01/36	18,412
7,418		ARM, 6.661%, 01/01/37	7,835
		Federal National Mortgage Association, 15 Year, Single Family,
851		3.500%, 04/01/19	835
16,875		4.000%, 07/01/18 - 12/01/20	17,201
60,321		4.500%, 05/01/18 - 12/01/19	62,333
51,173		5.000%, 12/01/16 - 09/01/19	53,336
67,935		5.500%, 02/01/18 - 07/01/20	71,352
21,375		6.000%, 06/01/16 - 07/01/21	22,664
4,276		6.500%, 03/01/17 - 04/01/22	4,522
2,405		7.000%, 03/01/17 - 11/01/17	2,558
108		7.500%, 03/01/17	114
199		8.000%, 11/01/12 - 11/01/15	209
		Federal National Mortgage Association, 20 Year, Single Family,
1,491		6.000%, 02/01/14 - 04/01/24	1,577
8,127		6.500%, 05/01/22 - 07/01/24	8,760
		Federal National Mortgage Association, 30 Year FHA/VA,
259		6.000%, 09/01/33	274
487		6.500%, 03/01/29	524
85		7.000%, 02/01/33	93
155		8.000%, 06/01/28	171
155		9.000%, 05/01/18 - 12/01/25	171
		Federal National Mortgage Association, 30 Year, Single Family,
2,377		4.000%, 12/01/33	2,356
3,287		4.500%, 11/01/33	3,325
27,810		5.000%, 06/01/33 - 09/01/35	28,569
16,508		5.500%, 02/01/33 - 03/01/34	17,176
4,417		6.000%, 12/01/28 - 09/01/33	4,666
19,798		6.500%, 08/01/31 - 08/01/36	21,406
17,944		7.000%, 04/01/17 - 10/01/38	19,538
30,931		7.500%, 07/01/30 - 11/01/37	33,637
2,726		8.000%, 03/01/27 - 01/01/38	3,008
6		9.000%, 04/01/26	7
65		9.500%, 07/01/28	73
36		12.500%, 01/01/16	40
		Federal National Mortgage Association, Other,
2,238		4.000%, 03/01/14	2,290
1,588		4.500%, 11/01/14	1,631
1,227		5.000%, 12/01/32	1,258
3,450		5.500%, 06/01/12 - 10/01/34	3,471
1,271		6.000%, 02/01/36	1,310
1,023		6.500%, 04/01/36	1,092
18,629		7.000%, 02/01/36 - 01/01/38	20,119
2,532		7.500%, 10/01/37	2,733
15,115		8.000%, 06/25/39	16,447
320		10.890%, 04/15/19	358
		Government National Mortgage Association II, 30 Year, Single Family,
188		7.500%, 02/20/28 - 09/20/28	205
264		8.000%, 12/20/25 - 09/20/28	293
82		8.500%, 05/20/25	89
		Government National Mortgage Association, 15 Year, Single Family,
437		6.500%, 06/15/17 - 12/15/17	461
629		8.000%, 01/15/16	674
		Government National Mortgage Association, 30 Year, Single Family,
3,321		5.500%, 06/15/33 - 09/15/34	3,457
1,249		6.500%, 03/15/28 - 04/15/33	1,332
2,039		7.000%, 02/15/33 - 04/15/37	2,204
157		7.500%, 11/15/22 - 11/15/31	171
64		8.000%, 09/15/22 - 08/15/28	71
6		9.000%, 12/15/16	6
5,467		9.500%, 10/15/24	6,609

		Total Mortgage Pass-Through Securities (Cost $1,037,493)	1,064,287

		Municipal Bond — 0.0% (g)
		Illinois — 0.0% (g)
2,350		State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33 (Cost $2,350)	2,051

		Supranational — 0.0% (g)
560		Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $559)	541

		U.S. Government Agency Securities — 0.4%
14,654		Federal Home Loan Bank System, 4.720%, 09/20/12	15,508
1,260		Federal Home Loan Mortgage Corp., 5.750%, 01/15/12	1,398
		Federal National Mortgage Association,
1,778		6.125%, 03/15/12	1,999
4,822		6.250%, 02/01/11	5,078

		Total U.S. Government Agency Securities (Cost $22,610)	23,983

		U.S. Treasury Obligations — 12.1%
		U.S. Treasury Bonds,
1,300		5.375%, 02/15/31	1,484
1,500		5.500%, 08/15/28	1,724
1,000		6.250%, 08/15/23	1,213
750		6.625%, 02/15/27	965
2,120		7.125%, 02/15/23	2,761
24,490		7.250%, 08/15/22 (m)	32,097
21,242		7.500%, 11/15/16	27,276
8,717		7.875%, 02/15/21 (m)	11,840
2,000		8.125%, 08/15/19	2,743
4,130		8.500%, 02/15/20	5,816
23,270		8.750%, 05/15/17	32,089
11,789		8.750%, 08/15/20	16,910
25,900		8.875%, 08/15/17	36,106
2,736		8.875%, 02/15/19 (c)	3,913
2,900		9.250%, 02/15/16	4,017
5,094		9.875%, 11/15/15 (m)	7,211
11,250		10.625%, 08/15/15 (c)	16,335
3,650		11.250%, 02/15/15 (m)	5,325
13,721		11.750%, 11/15/14 (m)	14,416
3,095		12.500%, 08/15/14 (m)	3,171
		U.S. Treasury Bonds Coupon STRIPS,
22,233		02/15/11 (c)	21,926
8,820		08/15/11	8,628
1,557		05/15/12 (c)	1,496
21,507		11/15/12 (c)	20,145
36,586		02/15/13	33,914
27,671		08/15/13 (c)	25,208
6,750		11/15/13 (c)	6,076
27,953		02/15/14 (m)	24,780
20,129		05/15/14 (m)	17,673
25,264		08/15/14 (m)	21,954
24,524		11/15/14	21,103
25,409		02/15/15 (m)	21,696
5,395		05/15/15 (c)	4,547
20,193		08/15/15 (c)	16,885
30,313		11/15/15 (c)	24,936
68,923		02/15/16 (c)	55,788
18,972		05/15/16 (c)	15,092
40,732		08/15/16 (c)	31,792
10,661		11/15/16 (c)	8,229
33,842		02/15/17 (c)	25,643
39,767		05/15/17 (c)	29,872
15,570		08/15/17 (c)	11,525
42,555		11/15/17 (c)	30,962
24,699		05/15/18 (c)	17,606
11,897		02/15/19 (c)	8,140
1,500		08/15/19 (c)	993
6,275		05/15/20 (c)	3,932
15,600		08/15/20 (c)	9,607
1,500		11/15/20	909
1,008		02/15/22	568
7,869		02/15/23 (c)	4,217
1,300		05/15/24	650
		U.S. Treasury Bonds Principal STRIPS,
5,317		11/15/09 (c)	5,305
8,096		11/15/15 (c)	6,678
2,500		05/15/17	1,883
5,000		08/15/17 (c)	3,721
11,475		02/15/19	7,874
4,200		05/15/20	2,637
10,109		U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28 (m)	15,862
		U.S. Treasury Inflation Indexed Notes,
2,000		2.000%, 07/15/14	2,329
17,356		4.250%, 01/15/10	22,423
5,000		U.S. Treasury Notes, 6.500%, 02/15/10 (m)	5,214

		Total U.S. Treasury Obligations (Cost $780,502)	827,830

SHARES

		Common Stock — 0.0% (g)
		Independent Power Producers & Energy Traders — 0.0% (g)
1		Dynegy, Inc., Class A (Cost $—) (a)	2

		Total Long-Term Investments (Cost $6,004,454)	6,073,477

		Short-Term Investment — 9.8%
		Investment Company — 9.8%
672,491		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.560% (b) (l) (Cost $672,491)	672,491

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)

		Investments of Cash Collateral for Securities on Loan — 2.3%
		Asset-Backed Security — 0.0% (g)
2,133		GSAA Trust, Series 2006-3, Class A1, VAR, 0.389%, 06/29/09 (i)	1,641

		Corporate Notes — 0.6%
11,500		BBVA Senior Finance S.A., (Spain), VAR, 1.381%, 03/12/10 (e)	11,331
10,000		General Electric Capital Corp., VAR, 0.400%, 03/12/10	9,813
10,000		Monumental Global Funding III, VAR, 0.711%, 05/24/10 (e)	9,555
9,000		Pricoa Global Funding I, VAR, 0.405%, 12/15/09 (e)	8,619

			39,318

SHARES

		Investment Company — 1.7%
114,365		JPMorgan Prime Money Market Fund, Capital Shares, 0.570% (b) (l)	114,365

		Total Investments of Cash Collateral for Securities on Loan (Cost $156,998)	155,324

		Total Investments — 101.1%
		(Cost $6,833,943)	6,901,292
		Liabilities in Excess of Other Assets — (1.1)%	(76,333)

		NET ASSETS — 100.0%	$6,824,959

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2009.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2009. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2009.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $83,000 which amounts to less than 0.1% of total investments.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(y)	Affiliated issuer. Security was purchased prior to its affiliation with JPMorgan Chase & Co.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$264,157
Aggregate gross unrealized depreciation	(196,808)

Net unrealized appreciation/depreciation	$67,349

Federal income tax cost of investments	$6,833,943

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 786,858	$ —
Level 2 – Other significant observable inputs	6,114,351	—
Level 3 – Significant unobservable inputs	83	—
Total	$ 6,901,292	$ —

* Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities		Other Financial Instruments*

Balance as of 02/28/09	$ 87		$ —
Realized gain (loss)	—	(a)	—
Change in unrealized appreciation (depreciation)	7		—
Net amortization/accretion	—	(a)	—
Net purchases (sales)	(11)		—
Net transfers in (out) of Level 3	—		—
Balance as of 05/31/08	$ 83		$ —

* Other financial instruments include futures, forwards and swap contracts.

(a) Amount rounds to less than $1,000.

Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2009, which were valued using significant unobservable inputs (Level 3) amounted to approximately $7,000.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Long-Term Investments — 95.3%
		Asset-Backed Securities — 1.7%
1,510		AmeriCredit Automobile Receivables Trust, Series 2008-AF, Class A4, 6.960%, 10/14/14	1,379
890		Ameriquest Mortgage Securities, Inc., Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	673
84		BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 02/25/13	63
		Bear Stearns Asset Backed Securities Trust,
1,215		Series 2003-SD2, Class 2A, VAR, 4.903%, 06/25/43	932
1,824		Series 2006-SD1, Class A, VAR, 0.679%, 04/25/36 (i)	1,119
1,202		Capital One Auto Finance Trust, Series 2007-C, Class A3A, 5.130%, 04/16/12	1,190
1,372		Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,334
570		CNH Equipment Trust, Series 2008-B, Class A3A, 4.780%, 07/16/12	578
670		Community Program Loan Trust, Series 1987-A, Class A4, 4.500%, 10/01/18	674
		Countrywide Asset-Backed Certificates,
1,539		Series 2004-6, Class M1, VAR, 0.909%, 10/25/34 (i)	471
230		Series 2004-13, Class MV8, VAR, 2.009%, 01/25/35	13
552		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	365
116		CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	79
635		Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	647
		Long Beach Mortgage Loan Trust,
68		Series 2004-2, Class B, VAR, 3.809%, 06/25/34 (e) (i)	4
68		Series 2004-5, Class M6, VAR, 2.809%, 09/25/34	27
1,000		MBNA Credit Card Master Note Trust, Series 2003-C1, Class C1, VAR, 2.044%, 06/15/12	963
1,645		Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 1.809%, 03/25/33	720
1,000		New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	595
231		Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 01/02/24	212
1,500		Unipac IX LLC, 13.000%, 04/11/13 (f) (i)	1,463

		Total Asset-Backed Securities (Cost $17,179)	13,501

		Collateralized Mortgage Obligations — 34.9%
		Agency CMO — 25.3%
1,220		Federal Home Loan Bank System, Series 2000-0606, Class Y, 5.270%, 12/28/12	1,307
		Federal Home Loan Mortgage Corp. - Government National Mortgage
		Association,
294		Series 23, Class KZ, 6.500%, 11/25/23	318
2,110		Series 24, Class J, 6.250%, 11/25/23	2,252
366		Series 31, Class Z, 8.000%, 04/25/24	393
		Federal Home Loan Mortgage Corp. REMICS,
48		Series 11, Class D, 9.500%, 07/15/19	52
26		Series 38, Class D, 9.500%, 05/15/20	29
14		Series 81, Class A, 8.125%, 11/15/20	14
35		Series 84, Class F, 9.200%, 10/15/20	39
18		Series 109, Class I, 9.100%, 01/15/21	20
6		Series 198, Class Z, 8.500%, 09/15/22	6
127		Series 201, Class Z, 8.000%, 02/15/23	127
57		Series 1254, Class N, 8.000%, 04/15/22	57
237		Series 1316, Class Z, 8.000%, 06/15/22	257
76		Series 1343, Class LB, 7.500%, 08/15/22	82
148		Series 1456, Class Z, 7.500%, 01/15/23	148
1,000		Series 1543, Class VN, 7.000%, 07/15/23	1,070
38		Series 1556, Class H, 6.500%, 08/15/13	40
420		Series 1577, Class PV, 6.500%, 09/15/23	456
122		Series 1595, Class D, 7.000%, 10/15/13	129
57		Series 1611, Class JC, IF, 10.000%, 08/15/23	58
2,127		Series 1628, Class LZ, 6.500%, 12/15/23	2,217
950		Series 1630, Class PK, 6.000%, 11/15/23	1,016
16		Series 1671, Class QC, IF, 10.000%, 02/15/24	17
202		Series 2022, Class PE, 6.500%, 01/15/28	215
1,555		Series 2033, Class K, 6.050%, 08/15/23	1,645
1,392		Series 2036, Class PG, 6.500%, 01/15/28	1,482
799		Series 2055, Class OE, 6.500%, 05/15/13	837
194		Series 2089, Class PJ, IO, 7.000%, 10/15/28	30
5,033		Series 2091, Class PG, 6.000%, 11/15/28	5,369
530		Series 2201, Class C, 8.000%, 11/15/29	575
134		Series 2261, Class ZY, 7.500%, 10/15/30	139
1,796		Series 2293, Class ZA, 6.000%, 03/15/31	1,858
257		Series 2297, Class NB, 6.000%, 03/15/16	274
297		Series 2310, Class Z, 6.000%, 04/15/31	306
104		Series 2313, Class LA, 6.500%, 05/15/31	112
876		Series 2325, Class JO, PO, 06/15/31	741
2,502		Series 2330, Class PE, 6.500%, 06/15/31	2,679
865		Series 2344, Class QG, 6.000%, 08/15/16	921
947		Series 2345, Class PQ, 6.500%, 08/15/16	1,016
760		Series 2368, Class TG, 6.000%, 10/15/16	811
1,535		Series 2394, Class MC, 6.000%, 12/15/16	1,641
581		Series 2399, Class PG, 6.000%, 01/15/17	623
300		Series 2410, Class QB, 6.250%, 02/15/32	315
1,000		Series 2430, Class WF, 6.500%, 03/15/32	1,081
1,508		Series 2466, Class DH, 6.500%, 06/15/32	1,625
3,954		Series 2530, Class SK, IF, IO, 7.756%, 06/15/29	479
2,000		Series 2543, Class YX, 6.000%, 12/15/32	2,114
7,754		Series 2545, Class SQ, IF, IO, 7.256%, 05/15/17	596
377		Series 2564, Class BM, 4.500%, 02/15/33	373
4,539		Series 2587, Class XS, IF, IO, 7.306%, 09/15/17	365
788		Series 2594, Class IV, IO, 7.000%, 03/15/32	101
309		Series 2602, Class BX, 3.500%, 12/15/22	314
3,060		Series 2610, Class UI, IO, 6.500%, 05/15/33	391
1,515		Series 2613, Class H, 4.500%, 05/15/18	1,546
2,000		Series 2617, Class GR, 4.500%, 05/15/18	2,077
1,277		Series 2630, Class KX, 4.050%, 06/15/18	1,302
5,609		Series 2630, Class S, IF, IO, 6.806%, 01/15/17	373
6,522		Series 2636, Class Z, 4.500%, 06/15/18	6,790
6,586		Series 2641, Class SK, IF, IO, 6.806%, 01/15/18	544
853		Series 2656, Class AC, 6.000%, 08/15/33	909
1,375		Series 2656, Class PE, 4.500%, 07/15/18	1,411
2,243		Series 2658, Class A, 4.500%, 08/15/18	2,320
1,032		Series 2668, Class SB, IF, 6.894%, 10/15/15	1,048
2,029		Series 2686, Class GB, 5.000%, 05/15/20	2,096
234		Series 2686, Class SO, IF, 13.511%, 07/15/26	237
5,000		Series 2708, Class N, ., 4.000%, 11/15/18	5,002
483		Series 2717, Class BA, 6.000%, 11/15/30	496
1,000		Series 2723, Class JE, 5.500%, 12/15/33	1,018
705		Series 2733, Class SB, IF, 7.700%, 10/15/33	587
423		Series 2755, Class SA, IF, 13.511%, 05/15/30	436
1,627		Series 2756, Class NA, 5.000%, 02/15/24	1,715
435		Series 2761, Class SM, IF, 13.510%, 01/15/33	423
2,000		Series 2764, Class OE, 4.500%, 03/15/19	2,039
1,056		Series 2776, Class SK, IF, 8.558%, 04/15/34	870
157		Series 2811, Class PO, PO, 06/15/34	147
440		Series 2827, Class SQ, IF, 7.500%, 01/15/19	438
6,170		Series 2864, Class NS, IF, IO, 6.756%, 09/15/34	482
3,670		Series 2888, Class IN, IO, 5.000%, 10/15/18	228
556		Series 2915, Class SY, IF, 15.389%, 01/15/35	538
2,160		Series 2942, Class ES, IF, IO, 6.306%, 03/15/35	67
309		Series 2958, Class KB, 5.500%, 04/15/35	310
414		Series 2990, Class SL, HB, IF, 23.231%, 06/15/34	519
6,140		Series 2994, Class SC, IF, IO, 5.256%, 02/15/33	468
989		Series 3005, Class PV, IF, 12.187%, 10/15/33	1,052
7,281		Series 3006, Class XD, IF, IO, 6.256%, 07/15/35	377
684		Series 3031, Class BN, IF, 20.520%, 08/15/35	676
982		Series 3059, Class B, 5.000%, 02/15/35	1,016
1,000		Series 3064, Class OG, 5.500%, 06/15/34	1,060
4,615		Series 3089, Class SI, IF, IO, 6.806%, 11/15/30	25
1,370		Series 3117, Class EO, PO, 02/15/36	1,117
605		Series 3134, Class PO, PO, 03/15/36	474
767		Series 3138, Class PO, PO, 04/15/36	633
1,544		Series 3152, Class MO, PO, 03/15/36	1,265
7,955		Series 3202, Class HI, IF, IO, 6.306%, 08/15/36	950
694		Series 3205, Class PA, 6.000%, 04/15/27	709
402		Series 3269, Class WF, VAR, 0.000%, 01/15/37	442
10,603		Series 3305, Class IW, IF, IO, 6.106%, 04/15/37	814
879		Series 3331, Class PO, PO, 06/15/37	718
164		Series 3436, Class GO, PO, 05/15/37	151
959		Federal Home Loan Mortgage Corp. STRIPS, Series 186, Class PO, PO, 08/01/27	836
		Federal National Mortgage Association Grantor Trust,
1,059		Series 2004-T2, Class 1A4, 7.500%, 11/25/43	1,163
14,239		Series 2004-T3, Class 1IO4, VAR, IO, 0.594%, 02/25/44	191
		Federal National Mortgage Association Interest STRIPS,
6,460		Series 203, Class 2, IO, 8.000%, 02/01/23	916
1,100		Series 266, Class 2, IO, 7.500%, 08/01/24	183
2,251		Series 348, Class 30, IO, 5.500%, 12/01/18	188
2,186		Series 348, Class 31, VAR, IO, 5.500%, 12/01/18	196
1,742		Series 356, Class 42, IO, 5.500%, 12/01/19	143
1,490		Series 383, Class 86, VAR, IO, 7.000%, 09/01/37	170
		Federal National Mortgage Association REMICS,
22		Series 1988-13, Class C, 9.300%, 05/25/18	25
221		Series 1989-72, Class E, 9.350%, 10/25/19	250
7		Series 1989-98, Class H, 11.500%, 12/25/19	9
13		Series 1990-1, Class D, 8.800%, 01/25/20	14
18		Series 1990-110, Class H, 8.750%, 09/25/20	20
13		Series 1990-117, Class E, 8.950%, 10/25/20	14
114		Series 1991-141, Class PZ, 8.000%, 10/25/21	122
60		Series 1992-31, Class M, 7.750%, 03/25/22	65
67		Series 1992-79, Class Z, 9.000%, 06/25/22	73
60		Series 1992-101, Class J, 7.500%, 06/25/22	63
633		Series 1992-188, Class PZ, 7.500%, 10/25/22	685
733		Series 1992-200, Class SK, IF, 21.219%, 11/25/22	916
52		Series 1993-23, Class PZ, 7.500%, 03/25/23	56
423		Series 1993-56, Class PZ, 7.000%, 05/25/23	457
247		Series 1993-60, Class Z, 7.000%, 05/25/23	268
513		Series 1993-79, Class PL, 7.000%, 06/25/23	559
790		Series 1993-141, Class Z, 7.000%, 08/25/23	855
408		Series 1993-149, Class M, 7.000%, 08/25/23	444
38		Series 1993-160, Class AJ, 6.500%, 04/25/23	38
1,904		Series 1993-160, Class ZA, 6.500%, 09/25/23	2,058
137		Series 1993-165, Class SA, IF, 18.996%, 09/25/23	159
15		Series 1993-205, Class H, PO, 09/25/23	13
120		Series 1993-255, Class E, 7.100%, 12/25/23	130
278		Series 1993-257, Class C, PO, 06/25/23	248
475		Series 1994-1, Class L, 6.500%, 01/25/14	506
4,733		Series 1994-23, Class PX, 6.000%, 08/25/23	4,967
199		Series 1994-65, Class PK, PO, 04/25/24	167
373		Series 1995-4, Class Z, 7.500%, 10/25/22	421
649		Series 1995-19, Class Z, 6.500%, 11/25/23	703
153		Series 1996-59, Class K, 6.500%, 07/25/23	160
213		Series 1997-11, Class E, 7.000%, 03/18/27	233
81		Series 1997-27, Class J, 7.500%, 04/18/27	88
2,053		Series 1997-37, Class SM, IF, IO, 7.656%, 12/25/22	242
500		Series 1997-42, Class EG, 8.000%, 07/18/27	564
1,368		Series 1997-63, Class ZA, 6.500%, 09/18/27	1,481
2,054		Series 1999-47, Class JZ, 8.000%, 09/18/29	2,307
575		Series 2000-8, Class Z, 7.500%, 02/20/30	623
1,111		Series 2001-4, Class PC, 7.000%, 03/25/21	1,216
530		Series 2001-5, Class OW, 6.000%, 03/25/16	560
1,283		Series 2001-36, Class ST, IF, IO, 8.191%, 11/25/30	160
1,000		Series 2002-11, Class QG, 5.500%, 03/25/17	1,062
277		Series 2002-19, Class SC, IF, 13.589%, 03/17/32	301
1,000		Series 2002-55, Class QE, 5.500%, 09/25/17	1,058
59		Series 2002-61, Class PE, 5.500%, 05/25/16	59
1,155		Series 2002-63, Class KC, 5.000%, 10/25/17	1,212
497		Series 2002-73, Class AN, 5.000%, 11/25/17	522
2,202		Series 2003-8, Class QD, 5.000%, 09/25/16	2,257
3,579		Series 2003-14, Class EH, IF, IO, 7.291%, 03/25/18	344
1,000		Series 2003-18, Class GT, 5.000%, 03/25/18	1,054
5,773		Series 2003-30, Class IP, IO, 5.750%, 08/25/32	504
2,000		Series 2003-47, Class PE, 5.750%, 06/25/33	2,101
393		Series 2003-60, Class DA, 4.250%, 06/25/21	401
727		Series 2003-64, Class KS, IF, 9.105%, 07/25/18	720
467		Series 2003-64, Class SX, IF, 12.705%, 07/25/33	421
1,874		Series 2003-73, Class GA, 3.500%, 05/25/31	1,907
2,000		Series 2003-83, Class PG, 5.000%, 06/25/23	2,103
98		Series 2003-91, Class SD, IF, 11.985%, 09/25/33	97
1,000		Series 2003-92, Class VH, 5.000%, 02/25/19	1,053
2,000		Series 2003-106, Class WE, IF, 4.500%, 11/25/22	2,053
6,486		Series 2003-109, Class TS, IF, IO, 6.791%, 08/25/22	602
1,000		Series 2003-128, Class KE, 4.500%, 01/25/14	1,040
9,247		Series 2003-128, Class NG, 4.000%, 01/25/19	9,155
1,000		Series 2004-8, Class GD, 4.500%, 10/25/32	1,029
1,000		Series 2004-21, Class AE, 4.000%, 04/25/19	980
214		Series 2004-22, Class A, 4.000%, 04/25/19	220
165		Series 2004-29, Class WS, IF, 10.238%, 02/25/19	158
1,000		Series 2004-53, Class NC, 5.500%, 07/25/24	1,044
276		Series 2004-61, Class SC, IF, 10.841%, 08/25/34	279
1,000		Series 2004-101, Class PD, 5.000%, 06/25/30	1,050
317		Series 2005-42, Class PS, IF, 16.228%, 05/25/35	358
5,956		Series 2005-53, Class CS, IF, IO, 6.391%, 06/25/35	503
2,275		Series 2005-59, Class PC, 5.500%, 03/25/31	2,377
879		Series 2005-65, Class KO, PO, 08/25/35	830
6,800		Series 2005-68, Class BC, 5.250%, 06/25/35	6,766
3,480		Series 2005-68, Class JK, 5.250%, 05/25/35	3,517
2,021		Series 2005-84, Class XM, 5.750%, 10/25/35	2,153
888		Series 2005-116, Class PB, 6.000%, 04/25/34	946
4,050		Series 2006-2, Class IG, IO, 6.000%, 06/25/32	156
901		Series 2006-22, Class AO, PO, 04/25/36	787
3,096		Series 2006-46, Class LI, IO, 6.000%, 02/25/34	153
1,837		Series 2006-59, Class QO, PO, 01/25/33	1,478
2,500		Series 2006-77, Class PC, 6.500%, 08/25/36	2,698
1,851		Series 2006-110, Class PO, PO, 11/25/36	1,607
8,086		Series 2007-22, Class SC, IF, IO, 5.771%, 03/25/37	592
1,664		Series 2007-68, Class IA, IO, 6.500%, 06/25/37	159
1,600		Series 2007-79, Class PC, 5.000%, 01/25/32	1,682
11,814		Series 2008-62, Class SM, IF, IO, 5.891%, 07/25/38	1,171
5,761		Series 2009-23, Class MI, IO, 4.500%, 04/25/24	442
46		Series G-29, Class O, 8.500%, 09/25/21	51
209		Series G92-15, Class Z, 7.000%, 01/25/22	216
30		Series G92-30, Class Z, 7.000%, 06/25/22	33
64		Series G92-62, Class B, PO, 10/25/22	58
		Federal National Mortgage Association Whole Loan,
255		Series 1995-W4, Class A6, VAR, 7.500%, 07/25/25	265
516		Series 1995-W5, Class A5, VAR, 7.080%, 12/25/25	532
17,255		Series 2002-W10, Class IO, VAR, IO, 0.971%, 08/25/42	377
29,009		Series 2002-W7, Class IO1, VAR, IO, 0.916%, 06/25/29	635
57,276		Series 2004-W11, Class 1IO1, VAR, IO, 0.353%, 05/25/44	501
498		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	544
		Government National Mortgage Association,
242		Series 1997-7, Class ZA, 9.000%, 05/16/27	259
283		Series 1997-8, Class PN, 7.500%, 05/16/27	303
66		Series 1999-43, Class TA, IF, 9.350%, 11/16/29	70
686		Series 1999-44, Class ZG, 8.000%, 12/20/29	757
424		Series 2000-9, Class Z, 8.000%, 06/20/30	472
339		Series 2000-26, Class Z, 7.750%, 09/20/30	365
1,962		Series 2001-63, Class SI, IF, IO, 21.107%, 05/20/26	244
2,762		Series 2002-4, Class TD, 7.000%, 01/20/32	2,953
1,762		Series 2002-45, Class QE, 6.500%, 06/20/32	1,899
97		Series 2002-47, Class HM, 6.000%, 07/16/32	103
11,479		Series 2002-68, Class SC, IF, IO, 5.365%, 10/16/32	877
2,590		Series 2003-4, Class TI, IO, 5.500%, 05/16/31	128
458		Series 2003-52, Class SB, IF, 10.964%, 06/16/33	447
9,057		Series 2003-101, Class SK, IF, IO, 6.225%, 10/17/33	837
560		Series 2003-116, Class JO, PO, 12/20/33	471
240		Series 2004-2, Class SA, IF, 19.000%, 01/16/34	250
12,735		Series 2004-59, Class SG, IF, IO, 6.184%, 07/20/34	1,108
12,246		Series 2004-68, Class SA, IF, IO, 6.484%, 05/20/31	783
83		Series 2004-73, Class AE, IF, 14.164%, 08/17/34	87
4,561		Series 2004-90, Class SI, IF, IO, 5.784%, 10/20/34	341
8,187		Series 2004-105, Class SN, IF, IO, 5.784%, 12/20/34	579
16,003		Series 2005-3, Class SD, IF, IO, 5.784%, 01/20/31	920
12,163		Series 2005-48, Class CS, IF, IO, 5.984%, 04/20/33	745
840		Series 2005-56, Class IC, IO, 5.500%, 07/20/35	101
824		Series 2007-17, Class JO, PO, 04/16/37	685
5,407		Series 2007-26, Class SC, IF, IO, 5.884%, 05/20/37	374
4,233		Series 2007-67, Class SI, IF, IO, 6.194%, 11/20/37	311
636		Series 2008-34, Class OC, PO, 06/20/37	448
2,815		Series 2008-40, Class PS, IF, IO, 6.165%, 05/16/38	271
6,202		Series 2008-40, Class SA, IF, IO, 6.065%, 05/16/38	525
1,219		Series 2008-43, Class NA, 5.500%, 11/20/37	1,287
		Vendee Mortgage Trust,
1,434		Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,519
3,875		Series 1998-1, Class 2E, 7.000%, 03/15/28	4,171
389		Series 1999-1, Class 2Z, 6.500%, 01/15/29	386

			204,421

		Non-Agency CMO — 9.6%
325		ABN Amro Mortgage Corp., Series 2003-7, Class A3, 4.500%, 07/25/18	319
4,943		American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.848%, 09/25/35	2,026
		Banc of America Funding Corp.,
1,500		Series 2005-5, Class 3A5, 5.500%, 08/25/35	822
823		Series 2005-7, Class 30PO, PO, 11/25/35	448
2,220		Series 2005-E, Class 4A1, VAR, 4.453%, 03/20/35	1,476
		Banc of America Mortgage Securities, Inc.,
951		Series 2003-7, Class A2, 4.750%, 09/25/18	926
961		Series 2004-2, Class 2A4, 5.500%, 03/25/34	657
5,809		Series 2004-3, Class 2A1, 5.500%, 04/25/34	5,133
1,000		Series 2004-7, Class 2A2, 5.750%, 08/25/34	870
485		Series 2004-8, Class XPO, PO, 10/25/34	327
98		Series 2004-11, Class 15PO, PO, 01/25/20	69
370		Series 2005-1, Class 15PO, PO, 02/25/20	215
504		Series 2005-1, Class 1A17, 5.500%, 02/25/35	323
417		Series 2005-10, Class 15PO, PO, 11/25/20	277
674		Series 2005-11, Class 15PO, PO, 12/25/20	458
880		Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 4.945%, 10/25/33	782
15		Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.583%, 03/25/31	14
2,279		Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.250%, 10/25/33	2,058
1,706		Citicorp Mortgage Securities, Inc., Series 2004-1, Class 3A1, 4.750%,01/25/34	1,679
203		Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class PO3, PO, 12/25/18	128
		Countrywide Alternative Loan Trust,
659		Series 2003-J3, Class 2A1, 6.250%, 12/25/33	608
2,020		Series 2004 - 22CB, Class 1A1, 6.000%, 10/25/34	1,650
3,147		Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	2,821
500		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	377
959		Series 2005-5R, Class A1, 5.250%, 12/25/18	848
800		Series 2005-23CB, Class A2, 5.500%, 07/25/35	487
5,000		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,431
2,000		Series 2005-86CB, Class A11, 5.500%, 02/25/36	965
43		Series 2005-J1, Class 4A1, 6.000%, 08/25/17	36
481		Series 2005-J6, Class 2A1, 5.500%, 07/25/25	363
100		Series 2005-J7, Class 1A9, 5.500%, 07/25/35	51
		Countrywide Home Loan Mortgage Pass-Through Trust,
35		Series 2002-35, Class 2A10, 6.000%, 02/25/33	34
58		Series 2002-39, Class A17, 5.000%, 02/25/33	57
300		Series 2003-J7, Class 2A13, 5.000%, 08/25/33	273
1,406		Series 2004 - 3, Class A25, 5.750%, 04/25/34	1,008
107		Series 2005-13, Class A1, 5.500%, 06/25/35	102
3,175		Series 2005-22, Class 2A1, VAR, 5.251%, 11/25/35	2,187
		CS First Boston Mortgage Securities Corp.,
4,588		Series 2004-4, Class 5A4, IF, IO, 7.241%, 08/25/34	548
1,000		Series 2005-1, Class 1A16, 5.500%, 02/25/35	625
500		Series 2005-10, Class 10A4, 6.000%, 11/25/35	211
881		Series 2005-10, Class 6A13, 5.500%, 11/25/35	456
255		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	135
861		First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, VAR, 5.317%, 09/25/34	580
710		First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, VAR, 4.920%, 02/25/35	624
		GSR Mortgage Loan Trust,
1,200		Series 2004-6F, Class 3A4, 6.500%, 05/25/34	943
1,000		Series 2007-2F, Class 2A7, 5.750%, 02/25/37	571
1,215		Impac CMB Trust, Series 2004-10, Class 3A2, VAR, 1.109%, 03/25/35	352
41		Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	37
1,682		JP Morgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.000%, 11/25/34	1,391
712		MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 4.375%, 04/21/34	627
		MASTR Alternative Loans Trust,
423		Series 2003-8, Class 3A1, 5.500%, 12/25/33	382
85		Series 2004-6, Class 6A1, 6.500%, 07/25/34	61
271		Series 2004-7, Class 30PO, PO, 08/25/34	152
117		Series 2004-7, Class 3A1, 6.500%, 08/25/34	101
1,363		Series 2004-8, Class 6A1, 5.500%, 09/25/19	1,218
2,921		Series 2004-10, Class 1A1, 4.500%, 09/25/19	2,551
618		Series 2004-11, Class 8A3, 5.500%, 11/25/19	552
109		Series 2005-1, Class 5A1, 5.500%, 01/25/20	91
		MASTR Asset Securitization Trust,
596		Series 2003-4, Class 2A2, 5.000%, 05/25/18	596
205		Series 2003-6, Class 8A1, 5.500%, 07/25/33	196
1,091		Series 2003-10, Class 3A1, 5.500%, 11/25/33	986
918		Series 2003-11, Class 3A1, 4.500%, 12/25/18	903
267		Series 2004-6, Class 15PO, PO, 05/25/19	176
528		Series 2004-8, Class PO, PO, 08/25/19	361
696		Series 2004-10, Class 1A1, 4.500%, 10/25/19	677
667		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	465
2,910		Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A2, VAR, 0.589%, 08/25/35 (i)	1,877
580		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.629%, 02/25/35	359
		Nomura Asset Acceptance Corp.,
464		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	388
1,778		Series 2005-AR1, Class 1A1, VAR, 5.069%, 02/25/35 (i)	1,067
		Paine Webber CMO Trust,
18		Series H, Class 4, 8.750%, 04/01/18	20
16		Series L, Class 4, 8.950%, 07/01/18	18
		Residential Accredit Loans, Inc.,
1,603		Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,497
1,494		Series 2004-QS8, Class A2, 5.000%, 06/25/34	1,324
900		Series 2005-QA7, Class A21, VAR, 4.828%, 07/25/35	489
4,000		Series 2005-QS5, Class A4, 5.750%, 04/25/35	2,144
500		Residential Asset Securitization Trust, Series 2006-A6, Class 2A13, 6.000%, 07/25/36	217
		Residential Funding Mortgage Securities I,
1,004		Series 2003-S7, Class A17, 4.000%, 05/25/33	859
1,749		Series 2004-S4, Class 2A7, 4.500%, 04/25/19	1,686
648		Series 2005-SA4, Class 1A1, VAR, 4.883%, 09/25/35	435
3,675		Series 2006-S1, Class 1A8, 5.750%, 01/25/36	1,507
679		Residential Funding Securities LLC, Series 2003-RM2, Class AII, 5.000%, 05/25/18	661
855		Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14,
		Class 1A, VAR, 4.076%, 10/25/34	634
		Structured Asset Securities Corp.,
531		Series 2003-21, Class 1A3, 5.500%, 07/25/33	528
1,089		Series 2003-31A, Class B1, VAR, 4.253%, 10/25/33 (i)	562
66		Series 2007-OSI, Class A2, VAR, 0.399%, 06/25/37	50
		WaMu Mortgage Pass-Through Certificates,
1,037		Series 2002-S4, Class A4, 6.500%, 10/19/29	1,027
884		Series 2002-S8, Class 2A7, 5.250%, 01/25/18	882
426		Series 2004-AR3, Class A1, VAR, 3.151%, 06/25/34	359
966		Series 2004-AR3, Class A2, VAR, 3.151%, 06/25/34	812
1,900		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,155
		Wells Fargo Mortgage Backed Securities Trust,
667		Series 2003-8, Class A9, 4.500%, 08/25/18	656
329		Series 2003-10, Class A1, 4.500%, 09/25/18	324
500		Series 2003-11, Class 1A4, 4.750%, 10/25/18	461
402		Series 2003-17, Class 2A9, PO, 01/25/34	209
873		Series 2003-18, Class A1, 5.500%, 12/25/33	797
320		Series 2004-DD, Class 2A8, VAR, 4.505%, 01/25/35	114
945		Series 2004-EE, Class 3A1, VAR, 4.405%, 12/25/34	833
279		Series 2004-Q, Class 1A3, VAR, 4.881%, 09/25/34	216
1,248		Series 2004-Q, Class 2A2, VAR, 4.880%, 09/25/34	725
2,175		Series 2005-9, Class 2A10, 5.250%, 10/25/35	1,407
839		Series 2006-AR11, Class A4, VAR, 5.507%, 08/25/36	739

			77,911

		Total Collateralized Mortgage Obligations (Cost $293,134)	282,332

		Commercial Mortgage-Backed Securities — 2.7%
		Banc of America Commercial Mortgage, Inc.,
2,000		Series 2005-6, Class ASB, VAR, 5.179%, 09/10/47	1,950
485		Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	405
		Bear Stearns Commercial Mortgage Securities,
670		Series 2004-T14, Class A3, 4.800%, 01/12/41	650
640		Series 2005-PWR7, Class A3, VAR, 5.116%, 02/11/41	568
2,570		Series 2006-PW11, Class A4, VAR, 5.456%, 03/11/39	2,311
75		Series 2006-PW12, Class A4, VAR, 5.720%, 09/11/38	65
1,838		DLJ Commercial Mortgage Corp., Series 2000-CF1, Class A1B, 7.620%, 06/10/33	1,877
1,279		First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.663%, 01/12/43	1,320
		GMAC Commercial Mortgage Securities, Inc.,
247		Series 2003-C1, Class A1, 3.337%, 05/10/36	243
645		Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	526
215		GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	179
		JP Morgan Chase Commercial Mortgage Securities Corp.,
1,000		Series 2006-CB14, Class A4, VAR, 5.481%, 12/12/44	849
600		Series 2006-LDP6, Class A4, VAR, 5.475%, 04/15/43	493
580		LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, VAR, 6.317%, 04/15/41	484
		Merrill Lynch Mortgage Trust,
1,750		Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,489
100		Series 2006-C1, Class A4, VAR, 5.657%, 05/12/39	86
1,750		Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.422%, 02/12/39	1,439
		Morgan Stanley Capital I,
145		Series 2006-T21, Class A4, VAR, 5.162%, 10/12/52	127
1,444		Series 2006-T23, Class A1, 5.682%, 08/12/41	1,447
3,250		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.085%, 08/15/39	3,000
		Wachovia Bank Commercial Mortgage Trust,
2,100		Series 2004-C15, Class A2, 4.039%, 10/15/41	2,056
250		Series 2006-C25, Class A4, VAR, 5.740%, 05/15/43	211

		Total Commercial Mortgage-Backed Securities (Cost $23,275)	21,775

		Corporate Bonds — 35.8%
		Aerospace & Defense — 0.7%
1,000		Esterline Technologies Corp., 6.625%, 03/01/17	912
1,250		Honeywell International, Inc., 5.300%, 03/01/18 (c)	1,288
1,500		L-3 Communications Corp., 6.375%, 10/15/15	1,365
1,000		McDonnell Douglas Corp., 9.750%, 04/01/12	1,166
750		Moog, Inc., 6.250%, 01/15/15	694
759		Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	652

			6,077

		Air Freight & Logistics — 0.1%
1,000		Federal Express Corp., 9.650%, 06/15/12	1,114

		Airlines — 0.4%
804		American Airlines Pass-Through Trust 1991, 10.180%, 01/02/13 (i)	475
500		American Airlines Pass-Through Trust 2001-01, 6.817%, 05/23/11	385
		Continental Airlines, Inc.,
250		6.503%, 06/15/11	231
350		Series RJO3, 7.875%, 07/02/18	200
237		Series RJ04, 9.558%, 09/01/19 (i)	142
415		9.798%, 04/01/21 (c)	249
		Delta Air Lines, Inc.,
225		7.111%, 09/18/11	209
92		8.021%, 08/10/22	58
92		8.954%, 08/10/14	59
610		Series K, 10.000%, 12/05/14 (d) (e)	244
1,468		UAL Pass-Through Trust, Series 2007-1, 7.336%, 07/02/19 (e)	763

			3,015

		Auto Components — 0.0% (g)
399		American Tire Distributors, Inc., 10.750%, 04/01/13 (c)	299
1,000		Delphi Corp., 7.125%, 05/01/29 (d)	10
31		Goodyear Tire & Rubber Co. (The), 10.500%, 05/15/16	31
33		Tenneco, Inc., 10.250%, 07/15/13	31

			371

		Automobiles — 0.3%
2,000		Daimler Finance North America LLC, 7.300%, 01/15/12	2,077
400		Ford Motor Co., 9.215%, 09/15/21	231

			2,308

		Beverages — 0.5%
		Anheuser-Busch Cos., Inc.,
325		5.500%, 01/15/18	307
550		5.750%, 04/01/36	439
300		Coca-Cola Co. (The), 4.875%, 03/15/19	300
		Coca-Cola Enterprises, Inc.,
400		6.950%, 11/15/26	419
528		8.500%, 02/01/12	592
1,000		Constellation Brands, Inc., 7.250%, 05/15/17	932
575		Diageo Finance BV, (Netherlands), 5.300%, 10/28/15	577
500		FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	442

			4,008

		Biotechnology — 0.0% (g)
150		Amgen, Inc., 5.700%, 02/01/19	155

		Broadcasting & Cable TV — 0.5%
2,004		Adelphia Communications Corp., 9.375%, 11/15/09 (d)	32
		DirecTV Holdings LLC/DirecTV Financing Co.,
500		6.375%, 06/15/15	455
300		7.625%, 05/15/16	290
1,000		8.375%, 03/15/13	1,008
750		DISH DBS Corp., 7.000%, 10/01/13	709
1,750		Videotron Ltee, (Canada), 6.875%, 01/15/14	1,654

			4,148

		Building Products — 0.1%
1,500		AMH Holdings, Inc., SUB, 11.250%, 03/01/14	480

		Capital Markets — 2.8%
440		Bank of New York Mellon Corp. (The), 5.125%, 08/27/13	455
		Bear Stearns Cos., LLC (The),
940		6.400%, 10/02/17 (y)	921
370		7.250%, 02/01/18 (y)	381
		Credit Suisse USA, Inc.,
500		5.500%, 08/15/13	507
1,690		6.125%, 11/15/11	1,790
1,000		FMR LLC, 4.750%, 03/01/13 (e)	935
		Goldman Sachs Group, Inc. (The),
650		5.150%, 01/15/14	638
780		5.250%, 10/15/13	780
450		5.750%, 10/01/16	440
2,100		5.950%, 01/18/18	2,002
115		6.250%, 09/01/17	112
2,000		6.600%, 01/15/12	2,113
550		6.750%, 10/01/37	461
		Jefferies Group, Inc.,
275		6.250%, 01/15/36	161
425		7.750%, 03/15/12	412
		Lehman Brothers Holdings, Inc.,
235		3.600%, 03/13/09 (d)	35
1,000		5.750%, 05/17/13 (d)	147
950		6.500%, 07/19/17 (d)	–	(h)
750		6.875%, 07/17/37 (d)	–	(h)
295		8.500%, 08/01/15 (d)	44
		Merrill Lynch & Co., Inc.,
1,100		4.790%, 08/04/10	1,098
900		5.700%, 05/02/17	727
1,710		6.875%, 04/25/18	1,587
		Morgan Stanley,
650		5.300%, 03/01/13	652
1,315		6.000%, 04/28/15	1,284
320		6.250%, 08/28/17	305
1,040		6.600%, 04/01/12	1,083
1,850		6.750%, 04/15/11	1,927
100		Northern Trust Corp., 4.625%, 05/01/14	101
200		State Street Corp., 4.300%, 05/30/14	200
		UBS AG, (Switzerland),
900		5.750%, 04/25/18	807
450		5.875%, 12/20/17	409

			22,514

		Chemicals — 0.7%
200		Ashland, Inc., 9.125%, 06/01/17 (e)	203
525		Monsanto Co., 7.375%, 08/15/12	585
		Mosaic Co. (The),
500		7.375%, 12/01/14 (e)	508
625		7.625%, 12/01/16 (c) (e)	622
40		Nalco Co., 8.250%, 05/15/17 (e)	40
		Potash Corp. of Saskatchewan, Inc., (Canada),
450		4.875%, 03/01/13	464
1,503		7.750%, 05/31/11	1,651
		Praxair, Inc.,
735		4.625%, 03/30/15	734
650		5.250%, 11/15/14	697
445		Westlake Chemical Corp., 6.625%, 01/15/16 (c)	374

			5,878

		Commercial Banks — 3.4%
250		Bankers Trust Corp., 7.250%, 10/15/11	256
		Barclays Bank plc, (United Kingdom),
900		5.450%, 09/12/12	921
980		6.050%, 12/04/17 (e)	807
1,000		BB&T Corp., 6.500%, 08/01/11	1,022
1,750		Branch Banking & Trust Co., 4.875%, 01/15/13	1,715
1,610		Credit Suisse, (Switzerland), 5.000%, 05/15/13	1,602
1,000		Fifth Third Bancorp, 5.450%, 01/15/17	708
2,000		Huntington National Bank (The), 8.000%, 04/01/10 (c)	1,997
700		KeyBank N.A., 5.700%, 08/15/12	656
725		Keycorp, 6.500%, 05/14/13 (c)	686
1,000		Manufacturers & Traders Trust Co., 6.625%, 12/04/17	948
		Marshall & Ilsley Corp.,
1,740		4.375%, 08/01/09	1,718
370		5.350%, 04/01/11	321
		National City Bank,
1,500		4.625%, 05/01/13 (c)	1,343
145		VAR, 1.212%, 01/21/10	142
1,500		National Westminster Bank plc, (United Kingdom), 7.375%, 10/01/09	1,476
1,250		PNC Funding Corp., 5.250%, 11/15/15	1,091
1,170		Regions Financial Corp., 7.375%, 12/10/37	778
500		Royal Bank of Scotland Group plc, (United Kingdom), ADR9.118%,
		03/31/10 (x)	378
2,500		SunTrust Banks, Inc., 6.000%, 02/15/26	1,656
500		UnionBanCal Corp., 5.250%, 12/16/13	465
2,000		US Bancorp, 7.500%, 06/01/26	1,551
		Wachovia Bank N.A.,
2,110		5.600%, 03/15/16	1,846
500		6.600%, 01/15/38	423
1,555		Wachovia Corp., 5.750%, 02/01/18	1,492
1,665		Wells Fargo & Co., 5.625%, 12/11/17	1,585

			27,583

		Commercial Services & Supplies — 0.3%
1,009		Allied Waste North America, Inc., Series B, 7.125%, 05/15/16 (c)	986
		Corrections Corp. of America,
500		6.250%, 03/15/13	474
1,050		6.750%, 01/31/14	1,008
130		Power Sector Assets & Liabilities Management, (Philippines), 7.250%,05/27/19 (e)	132
		Quebecor World Capital Corp., (Canada),
500		6.125%, 11/15/13 (d)	42
500		8.750%, 03/15/16 (d) (e)	45

			2,687

		Communications Equipment — 0.1%
1,000		Cisco Systems, Inc., 5.500%, 02/22/16	1,058

		Computers & Peripherals — 0.3%
		Hewlett-Packard Co.,
80		2.950%, 08/15/12	81
500		5.400%, 03/01/17	517
250		5.500%, 03/01/18	258
650		International Business Machines Corp., 7.000%, 10/30/25	704
1,000		Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	753
100		Seagate Technology International, (Cayman Islands), 10.000%, 05/01/14 (e)	101

			2,414

		Construction Materials — 0.0% (g)
500		Hanson Australia Funding Ltd., (Australia), 5.250%, 03/15/13	347
75		Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	51

			398

		Consumer Finance — 0.6%
840		American Express Credit Corp., 5.875%, 05/02/13	815
		Capital One Financial Corp.,
500		6.250%, 11/15/13	491
450		6.750%, 09/15/17	426
430		7.375%, 05/23/14	443
		HSBC Finance Corp.,
1,000		5.000%, 06/30/15	909
500		6.375%, 11/27/12	496
400		7.350%, 11/27/32	328
		John Deere Capital Corp.,
230		5.250%, 10/01/12	241
265		5.350%, 04/03/18	259
500		SLM Corp., 4.000%, 01/15/10	480
500		Spectrum Brands, Inc., 12.500%, 10/02/13 (c) (d)	243

			5,131

		Consumer Products — 0.0% (g)
375		Jarden Corp., 7.500%, 05/01/17 (c)	324

		Containers & Packaging — 0.4%
		Constar International, Inc.,
750		11.000%, 12/01/12 (d)	75
2,000		VAR, 4.258%, 02/15/12	1,465
750		Owens Brockway Glass Container, Inc., 8.250%, 05/15/13	750
250		Portola Packaging, Inc., 8.250%, 02/01/12 (d) (f)	58
700		Silgan Holdings, Inc., 7.250%, 08/15/16 (e)	675

			3,023

		Diversified Consumer Services — 0.4%
250		Knowledge Learning Corp., Inc., 7.750%, 02/01/15 (e)	229
500		Mac-Gray Corp., 7.625%, 08/15/15	470
400		Service Corp. International, 7.000%, 06/15/17	365
500		Sotheby’s, 7.750%, 06/15/15	385
		Stewart Enterprises, Inc.,
165		3.125%, 07/15/14	120
1,418		6.250%, 02/15/13 (c)	1,283

			2,852

		Diversified Financial Services — 3.8%
		Associates Corp. of North America,
500		Series B, 7.950%, 02/15/10	505
2,000		8.150%, 08/01/09	2,004
1,000		BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	988
		Bank of America Corp.,
1,500		6.975%, 03/07/37	1,342
300		7.400%, 01/15/11	306
500		7.800%, 09/15/16	470
515		BP Capital Markets plc, (United Kingdom), 4.750%, 03/10/19	499
		Caterpillar Financial Services Corp.,
800		4.850%, 12/07/12	807
850		5.450%, 04/15/18	779
		CIT Group, Inc.,
1,000		5.000%, 02/01/15	663
1,355		6.875%, 11/01/09 (c)	1,314
785		7.625%, 11/30/12	618
		Citigroup, Inc.,
1,550		5.500%, 02/15/17	1,274
1,350		6.000%, 08/15/17	1,201
645		6.875%, 06/01/25	541
50		8.500%, 05/22/19	52
		CME Group, Inc.,
1,500		5.400%, 08/01/13	1,553
200		5.750%, 02/15/14	211
		General Electric Capital Corp.,
1,000		4.375%, 11/21/11	1,013
1,115		5.625%, 05/01/18	1,065
3,010		5.875%, 02/15/12 (c)	3,093
3,000		5.875%, 01/14/38	2,429
1,000		6.000%, 06/15/12	1,044
1,750		6.125%, 02/22/11	1,831
1,100		6.750%, 03/15/32	983
145		6.875%, 01/10/39	133
210		International Lease Finance Corp., 5.875%, 05/01/13	163
1,000		MassMutual Global Funding II, 3.500%, 03/15/10 (e)	983
110		National Gas Co. of Trinidad & Tobago Ltd., (Trinidad & Tobago),
		6.050%, 01/15/36	81
		National Rural Utilities Cooperative Finance Corp.,
385		4.750%, 03/01/14	388
400		7.250%, 03/01/12 (c)	426
		Textron Financial Corp.,
1,615		4.600%, 05/03/10	1,519
505		5.400%, 04/28/13	405

			30,683

		Diversified Telecommunication Services — 1.8%
900		AT&T Corp., 8.000%, 11/15/31	1,014
		AT&T, Inc.,
220		5.600%, 05/15/18	223
1,500		6.300%, 01/15/38	1,409
		BellSouth Corp.,
1,285		5.200%, 09/15/14	1,334
100		6.875%, 10/15/31	96
800		Cincinnati Bell, Inc., 7.250%, 07/15/13	758
1,000		Deutsche Telekom International Finance BV, (Netherlands), 8.750%, 06/15/30	1,163
1,000		Frontier Communications Corp., 6.250%, 01/15/13 (c)	936
159		Nynex Corp., 9.550%, 05/01/10	159
		Qwest Corp.,
1,000		7.875%, 09/01/11 (c)	996
250		8.875%, 03/15/12	252
562		Telecom Italia Capital S.A., (Luxembourg), 5.250%, 11/15/13	546
1,250		TELUS Corp., (Canada), 8.000%, 06/01/11	1,344
267		United Telephone Co. of Florida, Series HH, 8.375%, 01/15/25	251
400		Verizon Communications, Inc., 6.900%, 04/15/38	407
2,000		Verizon Pennsylvania, Inc., 8.350%, 12/15/30	2,054
		Windstream Corp.,
525		8.125%, 08/01/13	517
1,250		8.625%, 08/01/16	1,228

			14,687

		Electric Utilities — 2.5%
505		Alabama Power Co., 6.125%, 05/15/38	518
		Carolina Power & Light Co.,
90		5.300%, 01/15/19	92
500		6.300%, 04/01/38	525
1,000		CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,021
		Duke Energy Carolinas LLC,
500		5.625%, 11/30/12	535
1,100		6.050%, 04/15/38	1,126
500		6.250%, 01/15/12	542
		Edison Mission Energy,
500		7.000%, 05/15/17 (c)	362
800		7.200%, 05/15/19	541
500		7.750%, 06/15/16	388
115		Florida Power Corp., 5.650%, 06/15/18 (c)	121
357		FPL Energy National Wind, 6.125%, 03/25/19 (e)	328
		FPL Group Capital, Inc.,
275		5.350%, 06/15/13	289
265		7.875%, 12/15/15	304
		Georgia Power Co.,
562		Series Z, 5.250%, 12/15/15	576
140		5.950%, 02/01/39	141
100		Ipalco Enterprises, Inc., 7.250%, 04/01/16 (e)	96
860		Midamerican Energy Co., 5.300%, 03/15/18	862
810		Midamerican Funding LLC, 6.750%, 03/01/11	859
1,044		Midwest Generation LLC, 8.560%, 01/02/16	1,012
100		Nisource Finance Corp., 10.750%, 03/15/16	109
1,010		Pacific Gas & Electric Co., 5.625%, 11/30/17	1,049
		Pacificorp,
1,900		5.750%, 04/01/37	1,853
250		7.240%, 08/16/23	269
		Peco Energy Co.,
1,880		5.350%, 03/01/18	1,884
500		5.950%, 11/01/11 (c)	536
360		Potomac Electric Power Co., 6.500%, 11/15/37	363
50		Progress Energy, Inc., 6.050%, 03/15/14	52
1,400		PSEG Power LLC, 7.750%, 04/15/11	1,497
35		Public Service Co. of Colorado, 6.500%, 08/01/38	38
200		Public Service Co. of New Mexico, 7.950%, 05/15/18 (c)	200
1,100		Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	972
155		Public Service Electric & Gas Co., 5.300%, 05/01/18	159
500		San Diego Gas & Electric Co., 6.000%, 06/01/39	508
		Southern California Edison Co.,
450		Series 06-E, 5.550%, 01/15/37	430
285		Series 08-A, 5.950%, 02/01/38	287

			20,444

		Electrical Equipment — 0.1%
500		Belden, Inc., 7.000%, 03/15/17	443

		Electronic Equipment, Instruments & Components — 0.3%
769		Arrow Electronics, Inc., 6.875%, 07/01/13	755
1,250		Flextronics International Ltd., (Singapore), 6.250%, 11/15/14	1,119
		Sanmina-SCI Corp.,
30		6.750%, 03/01/13 (c)	19
355		8.125%, 03/01/16	199
750		VAR, 4.070%, 06/15/14 (e)	566

			2,658

		Energy Equipment & Services — 0.6%
		Bristow Group, Inc.,
500		6.125%, 06/15/13	438
1,100		7.500%, 09/15/17	957
250		Gibson Energy ULC/GEP Midstream Finance Corp., (Canada),
		11.750%, 05/27/14 (e)	243
500		Halliburton Co., 7.450%, 09/15/39	544
161		Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e)	133
1,000		Key Energy Services, Inc., 8.375%, 12/01/14	880
1,347		Oslo Seismic Services, Inc., 8.280%, 06/01/11 (i)	1,370
500		PHI, Inc., 7.125%, 04/15/13	407

			4,972

		Food & Staples Retailing — 0.4%
750		New Albertson’s, Inc., 7.500%, 02/15/11	754
750		SUPERVALU, Inc., 8.000%, 05/01/16	735
		Wal-Mart Stores, Inc.,
1,000		6.200%, 04/15/38	1,037
260		7.550%, 02/15/30	315

			2,841

		Food Products — 0.9%
171		Bunge Ltd. Finance Corp., 5.875%, 05/15/13	166
148		Bunge N.A. Finance LP, 5.900%, 04/01/17	130
1,000		Cargill, Inc., 7.350%, 03/06/19 (e)	1,041
1,000		Diageo Investment Corp., 7.450%, 04/15/35	1,087
893		Eurofresh, Inc., 11.500%, 01/15/13 (d)	57
360		General Mills, Inc., 5.650%, 09/10/12	385
		Kraft Foods, Inc.,
810		6.125%, 02/01/18	826
575		6.875%, 02/01/38	582
1,450		Land O’ Lakes, Inc., 9.000%, 12/15/10 (c)	1,464
1,000		Smithfield Foods, Inc., 7.750%, 05/15/13	755
550		Tyson Foods, Inc., 10.500%, 03/01/14 (c) (e)	583

			7,076

		Gaming — 0.0% (g)
1,000		Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250%, 06/15/15 (e)	45

		Gas Utilities — 0.9%
600		Atmos Energy Corp., 5.125%, 01/15/13	591
570		CenterPoint Energy Resources Corp., 6.625%, 11/01/37	396
500		Pacific Energy Partners LP/Pacific Energy Finance Corp., 7.125%, 06/15/14	500
850		Schlumberger Technology Corp., 6.500%, 04/15/12 (e)	872
835		Southern California Gas Co., 4.375%, 01/15/11	863
210		Texas Eastern Transmission LP, 7.300%, 12/01/10	219
		TransCanada Pipelines Ltd., (Canada),
1,505		4.000%, 06/15/13	1,500
1,000		6.200%, 10/15/37	938
		Williams Partners LP/Williams Partners Finance Corp.,
1,147		7.250%, 02/01/17	1,032
500		7.500%, 06/15/11	490

			7,401

		Health Care Equipment & Supplies — 0.3%
		Baxter International, Inc.,
250		4.000%, 03/01/14	254
550		4.625%, 03/15/15	546
		Becton Dickinson and Co.,
100		5.000%, 05/15/19	100
400		6.000%, 05/15/39	404
750		Medtronic, Inc., 4.750%, 09/15/15	745

			2,049

		Health Care Providers & Services — 0.5%
1,000		FMC Finance III S.A., (Luxembourg), 6.875%, 07/15/17	955
350		Fresenius Medical Care Capital Trust IV, 7.875%, 06/15/11	349
		HCA, Inc.,
160		9.125%, 11/15/14	157
440		9.250%, 11/15/16	433
778		Health Management Associates, Inc., 6.125%, 04/15/16	661
1,050		Medco Health Solutions, Inc., 7.125%, 03/15/18	1,047
250		Ventas Realty LP/Ventas Capital Corp., 6.500%, 06/01/16	227

			3,829

		Hotels, Restaurants & Leisure — 0.5%
1,000		Host Hotels & Resorts LP, 7.000%, 08/15/12 (c)	960
1,010		Mashantucket Western Pequot Tribe, 8.500%, 11/15/15 (e)	394
1,000		MGM Mirage, Inc., 6.875%, 04/01/16	641
900		Seminole Hard Rock Entertainment, Inc., VAR, 3.820%, 03/15/14 (e)	621
1,000		Speedway Motorsports, Inc., 6.750%, 06/01/13	935
255		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	239
350		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	298

			4,088

		Household Durables — 0.4%
1,500		K Hovnanian Enterprises, Inc., 11.500%, 05/01/13 (c)	1,279
		KB Home,
1,000		5.750%, 02/01/14	872
415		5.875%, 01/15/15	355
750		Meritage Homes Corp., 7.000%, 05/01/14	585

			3,091

		Household Products —- 0.3%
1,000		Kimberly-Clark Corp., 6.125%, 08/01/17	1,078
896		Procter & Gamble - ESOP, 9.360%, 01/01/21	1,069

			2,147

		Independent Power Producers & Energy Traders — 0.5%
750		Dynegy Roseton/Danskammer Pass-Through Trust, 7.670%, 11/08/16	634
463		FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	421
2,013		Mirant Mid Atlantic LLC, Series B, 9.125%, 06/30/17	1,942
413		Ormat Funding Corp., 8.250%, 12/30/20	316
		RRI Energy, Inc.,
100		6.750%, 12/15/14	96
750		7.875%, 06/15/17 (c)	630

			4,039

		Industrial Conglomerates — 0.3%
1,000		JB Poindexter & Co., Inc., 8.750%, 03/15/14	690
886		Milacron Escrow Corp., 11.500%, 05/15/11 (d) (f) (i)	168
1,830		Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%,10/17/16 (e)	1,839

			2,697

		Insurance — 2.1%
419		AIG Retirement Services, Inc., 8.125%, 04/28/23	112
517		Allstate Life Global Funding Trusts, 5.375%, 04/30/13	536
435		American International Group, Inc., 5.600%, 10/18/16	184
315		Chubb Corp. (The), 5.750%, 05/15/18	317
1,800		Crum & Forster Holdings Corp., 7.750%, 05/01/17	1,494
855		Genworth Global Funding Trusts, 5.200%, 10/08/10	823
1,650		Jackson National Life Global Funding, 5.375%, 05/08/13 (e)	1,491
2,550		MetLife Life and Annuity Co. of Connecticut, 5.125%, 08/15/14 (e)	2,286
		Metropolitan Life Global Funding I,
875		5.200%, 09/18/13 (e)	872
600		Series 144a, 5.750%, 07/25/11 (e)	618
1,680		New York Life Global Funding, 4.650%, 05/09/13 (e)	1,658
770		Pacific Life Global Funding, 5.150%, 04/15/13 (e)	725
300		Principal Life Global Funding I, 5.250%, 01/15/13 (e)	293
325		5.150%, 06/17/11	330
2,050		5.300%, 12/14/12	2,013
2,100		Protective Life Secured Trusts, 4.000%, 04/01/11	2,078
400		Torchmark Corp., 7.875%, 05/15/23	340
405		Travelers Cos, Inc. (The), 5.800%, 05/15/18	416
32		USI Holdings Corp., 9.750%, 05/15/15 (e)	18

			16,604

		IT Services — 0.1%
900		Electronic Data Systems Corp., 6.000%, 08/01/13	968

		Leisure Equipment & Products — 0.0% (g)
400		Brunswick Corp., 7.375%, 09/01/23	226

		Life Sciences Tools & Services — 0.1%
500		Bio-Rad Laboratories, Inc., 8.000%, 09/15/16 (e)	501

		Machinery — 0.5%
550		Eaton Corp., 5.600%, 05/15/18	514
255		Ingersoll-Rand Co., 7.200%, 06/01/25	240
110		PACCAR, Inc., 6.375%, 02/15/12	113
440		Parker Hannifin Corp., 6.250%, 05/15/38	419
500		Valmont Industries, Inc., 6.875%, 05/01/14 (c)	476
1,500		Wabtec Corp., 6.875%, 07/31/13	1,470
1,000		Wolverine Tube, Inc., PIK, 15.000%, 06/30/12 (f)	770

			4,002

		Marine — 0.1%
400		Stena AB, (Sweden), 7.500%, 11/01/13	312
750		Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	525

			837

		Media — 1.3%
500		Block Communications, Inc., 8.250%, 12/15/15 (e)	416
750		CBS Corp., 8.625%, 08/01/12	750
115		CCO Holdings LLC/CCO Holdings Capital Corp., 8.750%, 11/15/13 (c) (d)	105
240		Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	276
1,500		Comcast Cable Holdings LLC, 9.800%, 02/01/12	1,664
850		Comcast Corp., 5.900%, 03/15/16	859
400		Dex Media, Inc., 8.000%, 11/15/13 (d)	64
1,000		Historic TW, Inc., 9.150%, 02/01/23	1,053
		Lamar Media Corp.,
150		6.625%, 08/15/15 (c)	128
750		6.625%, 08/15/15	607
		News America Holdings, Inc.,
800		7.750%, 01/20/24	703
147		8.875%, 04/26/23	142
600		News America, Inc., 6.750%, 01/09/38	607
352		RH Donnelley, Inc., 11.750%, 05/15/15 (c) (d)	161
410		Thomson Reuters Corp., (Canada), 5.950%, 07/15/13 (c)	417
		Time Warner Entertainment Co. LP,
415		8.375%, 03/15/23	432
1,000		8.875%, 10/01/12	1,077
750		10.150%, 05/01/12	849

			10,310

		Metals & Mining — 0.5%
370		Alcoa, Inc., 5.550%, 02/01/17	304
		BHP Billiton Finance USA Ltd., (Australia),
570		4.800%, 04/15/13	589
575		5.400%, 03/29/17 (c)	586
1,086		California Steel Industries, Inc., 6.125%, 03/15/14	882
750		FMG Finance Pty Ltd., (Australia), 10.625%, 09/01/16 (e)	666
1,500		Steel Dynamics, Inc., 6.750%, 04/01/15	1,279

			4,306

		Multiline Retail — 0.0% (g)
310		Target Corp., 7.000%, 01/15/38	325

		Multi-Utilities — 0.3%
1,591		AES Corp. (The), 8.750%, 05/15/13 (e)	1,619
400		Dominion Resources, Inc., 7.000%, 06/15/38	406
		Sempra Energy,
255		6.150%, 06/15/18	245
75		6.500%, 06/01/16	77
85		8.900%, 11/15/13	94
50		9.800%, 02/15/19	58

			2,499

		Oil, Gas & Consumable Fuels — 1.6%
750		AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, 05/20/16	695
		Chesapeake Energy Corp.,
250		6.875%, 01/15/16	216
500		7.500%, 09/15/13 (c)	467
250		9.500%, 02/15/15	247
425		Conoco Funding Co., (Canada), 7.250%, 10/15/31	439
		ConocoPhillips,
275		5.750%, 02/01/19	283
600		6.500%, 02/01/39	620
1,800		El Paso Corp., 6.875%, 06/15/14	1,705
150		EnCana Corp., (Canada), 6.500%, 05/15/19	154
200		EOG Resources, Inc., 6.875%, 10/01/18	223
1,000		Frontier Oil Corp., 8.500%, 09/15/16 (c)	990
		Gaz Capital SA, (Luxembourg),
105		6.212%, 11/22/16 (e)	88
300		6.510%, 03/07/22	227
210		Gazprom International S.A., (Russia), 7.201%, 02/01/20	197
675		Holly Energy Partners LP, 6.250%, 03/01/15	560
390		KazMunaiGaz Finance Sub BV, (Kazakhstan), 9.125%, 07/02/18 (e)	357
250		Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	268
410		Marathon Oil Corp., 6.000%, 10/01/17	402
450		Newfield Exploration Co., 7.125%, 05/15/18	405
		Petro-Canada, (Canada),
400		6.800%, 05/15/38	364
335		7.875%, 06/15/26	302
25		Range Resources Corp., 7.250%, 05/01/18	23
500		Sabine Pass LNG LP, 7.250%, 11/30/13 (c)	425
375		Southern Star Central Corp., 6.750%, 03/01/16	337
200		Southwestern Energy Co., 7.500%, 02/01/18 (e)	191
435		StatoilHydro ASA, (Norway), 7.150%, 11/15/25 (c)	478
815		Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	732
1,000		Swift Energy Co., 7.125%, 06/01/17	625
120		Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	126
825		Ultramar Diamond Shamrock Corp., 6.750%, 10/15/37	825
250		Williams Cos., Inc., 7.625%, 07/15/19 (c)	244

			13,215

		Paper & Forest Products — 0.4%
		Abitibi-Consolidated Co. of Canada, (Canada),
100		8.375%, 04/01/15 (d)	9
264		13.750%, 04/01/11 (d) (e)	243
410		Abitibi-Consolidated, Inc., (Canada), 8.850%, 08/01/30 (d)	41
675		Cascades, Inc., (Canada), 7.250%, 02/15/13	582
		Domtar Corp.,
500		7.125%, 08/15/15 (c)	415
250		7.875%, 10/15/11 (c)	223
		Georgia-Pacific LLC,
875		7.125%, 01/15/17 (e)	823
400		8.250%, 05/01/16 (e)	394
200		International Paper Co., 9.375%, 05/15/19	201
1,000		Jefferson Smurfit Corp., 8.250%, 10/01/12 (d)	315

			3,246

		Pharmaceuticals — 0.7%
400		Abbott Laboratories, 6.150%, 11/30/37	416
		AstraZeneca plc, (United Kingdom),
504		5.400%, 09/15/12	543
683		5.400%, 06/01/14	737
500		Elan Finance plc/Elan Finance Corp., (Ireland), VAR, 4.883%, 11/15/11	433
920		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	972
1,000		Schering-Plough Corp., 6.550%, 09/15/37	1,015
		Wyeth,
810		5.500%, 02/01/14	866
555		5.500%, 02/15/16	575

			5,557

		Real Estate Investment Trusts (REITs) — 0.3%
750		Host Hotels & Resorts LP, 6.875%, 11/01/14 (c)	679
		HRPT Properties Trust,
375		6.250%, 08/15/16	302
300		6.650%, 01/15/18	240
		Simon Property Group LP,
340		5.625%, 08/15/14	320
915		6.100%, 05/01/16	851
40		6.750%, 05/15/14	40

			2,432

		Real Estate Management & Development — 0.1%
250		ERP Operating LP, 4.750%, 06/15/09	250
750		Forest City Enterprises, Inc., 7.625%, 06/01/15	412

			662

		Road & Rail — 0.5%
760		Burlington Northern and Santa Fe Railway Co. 2000 Pass Through Trust, Series 00-2, 7.908%, 01/15/20	849
500		Burlington Northern Santa Fe Corp., 7.125%, 12/15/10	530
280		Canadian Pacific Ltd., (Canada), 9.450%, 08/01/21	279
		Erac USA Finance Co.,
250		6.375%, 10/15/17 (e)	210
800		6.700%, 06/01/34 (e)	570
		Kansas City Southern de Mexico S.A. de C.V., (Mexico),
352		7.375%, 06/01/14	278
350		7.625%, 12/01/13	287
59		RSC Equipment Rental, Inc., 9.500%, 12/01/14	46
750		United Rentals North America, Inc., 6.500%, 02/15/12 (c)	701

			3,750

		Semiconductors & Semiconductor Equipment — 0.1%
1,300		MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg), 6.875%, 12/15/11 (d) (i)	1
		NXP BV/NXP Funding LLC, (Netherlands),
125		7.875%, 10/15/14	44
375		VAR, 3.881%, 10/15/13 (c)	106
500		Spansion, Inc., VAR, 0.000%, 06/01/13 (d)	315

			466

		Software — 0.3%
		Oracle Corp.,
1,000		5.250%, 01/15/16	1,038
1,030		6.500%, 04/15/38 (c)	1,081

			2,119

		Specialty Retail — 0.2%
1,000		ACE Hardware Corp., 9.125%, 06/01/16 (e)	950
500		Brown Shoe Co., Inc., 8.750%, 05/01/12	426
500		Burlington Coat Factory Warehouse Corp., 11.125%, 04/15/14 (c)	362
200		Staples, Inc., 9.750%, 01/15/14	221

			1,959

		Thrifts & Mortgage Finance — 0.1%
700		Countrywide Home Loans, Inc., 4.000%, 03/22/11	677

		Tobacco — 0.0% (g)
250		Alliance One International, Inc., 11.000%, 05/15/12	252

		Water Utilities — 0.1%
925		American Water Capital Corp., 6.085%, 10/15/17	879

		Wireless Telecommunication Services — 0.7%
480		American Tower Corp., 7.250%, 05/15/19 (e)	468
450		CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17 (e)	443
140		Cricket Communications, Inc., 7.750%, 05/15/16 (e)	135
1,750		New Cingular Wireless Services, Inc., 7.875%, 03/01/11 (c)	1,902
		Sprint Capital Corp.,
370		8.375%, 03/15/12	364
800		8.750%, 03/15/32	632
600		Verizon Wireless Capital LLC, 5.550%, 02/01/14 (e)	635
870		Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	872

			5,451

		Total Corporate Bonds (Cost $318,006)	289,971

		Foreign Government Securities — 0.9%
100		Banco Nacional de Desenvolvimento Economico e Social, (Brazil), 6.369%, 06/16/18 (e)	101
90		Citigroup Funding, Inc., CLN, 9.000%, 12/17/10 (linked to Republic of Nigeria Treasury Bond, 9.000%, 12/14/10; credit rating BB), (Nigeria)12/17/10 (e) (i)	71
280		Credit Suisse First Boston International for CJSC The EXIM of Ukraine, (Ukraine), 7.650%, 09/07/11	188
120		CS International for City of Kiev Ukraine, (Ukraine), 8.250%,11/26/12 (e)	65
		Federal Republic of Brazil, (Brazil),
595		8.000%, 01/15/18	667
90		8.750%, 02/04/25	109
165		8.875%, 10/14/19	202
69		12.250%, 03/06/30	109
BRL 340		12.500%, 01/05/22	200
100		Government of Barbados, (Barbados), 6.625%, 12/05/35 (e)	78
202		Government of Dominican Republic, (Dominican Republic), 9.040%, 01/23/18 (e)	181
120		Government of Ukraine, (Ukraine), 6.580%, 11/21/16 (e)	81
117		IIRSA Norte Finance Ltd., (Peru), 8.750%, 05/30/24	101
		Republic of Argentina, (Argentina),
1,142		VAR, 1.683%, 08/03/12	364
100		Series V, 7.000%, 03/28/11	60
		Republic of Colombia, (Colombia),
230		7.375%, 03/18/19	244
60		11.750%, 02/25/20	82
COP 29,000		12.000%, 10/22/15	16
65		Republic of Costa Rica, (Costa Rica), 9.995%, 08/01/20	79
45		Republic of El Salvador, (El Salvador), 8.250%, 04/10/32 (e)	41
130		Republic of Gabon, (Gabon), 8.200%, 12/12/17 (e)	116
150		Republic of Guatemala, (Guatemala), 9.250%, 08/01/13	162
		Republic of Indonesia, (Indonesia),
148		6.750%, 03/10/14	147
390		11.625%, 03/04/19 (c) (e)	488
270		Republic of Iraq, (Iraq), 5.800%, 01/15/28	169
		Republic of Panama, (Panama),
105		6.700%, 01/26/36	102
140		7.250%, 03/15/15	151
90		9.375%, 04/01/29	111
		Republic of Peru, (Peru),
83		8.375%, 05/03/16	96
158		8.750%, 11/21/33	191
88		9.875%, 02/06/15	108
290		Republic of Philippines, (Philippines), 8.250%, 01/15/14	326
175		Republic of Turkey, (Turkey), 6.875%, 03/17/36	158
		Republic of Uruguay, (Uruguay),
UYU 3,300		4.959%, 09/14/18	144
170		7.625%, 03/21/36	168
		Republic of Venezuela, (Venezuela),
311		5.750%, 02/26/16	170
155		10.750%, 09/19/13	122
350		9.000%, 05/07/23	202
310		RSHB Capital SA for OJSC Russian Agricultural Bank, (Luxembourg), 6.299%, 05/15/17	267
466		Russian Federation, (Russia), SUB, 7.500%, 03/31/30	466
		United Mexican States, (Mexico),
200		5.950%, 03/19/19	203
166		6.050%, 01/11/40	154
MXN 1,500		9.000%, 12/20/12	124

		Total Foreign Government Securities (Cost $7,835)	7,384

		Mortgage Pass-Through Securities — 8.5%
		Federal Home Loan Mortgage Corp.,
360		ARM, 6.094%, 05/01/37	377
1,837		ARM, 6.119%, 10/01/37	1,919
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
3,383		4.000%, 08/01/18 - 05/01/19	3,443
1,755		4.500%, 10/01/18	1,809
1,198		6.500%, 07/01/14	1,256
212		7.000%, 06/01/09 - 06/01/11	221
47		7.500%, 09/01/10 - 05/01/11	49
13		8.500%, 06/01/10	13
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
2,741		6.500%, 11/01/22 - 03/01/26	2,951
714		7.000%, 01/01/27	772
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
642		4.000%, 09/01/33	636
319		6.000%, 02/01/29	337
2,217		6.500%, 01/01/24 - 11/01/36	2,373
2,207		7.000%, 09/01/24 - 10/01/36 (m)	2,399
226		7.500%, 10/01/19 - 10/01/30	247
219		8.000%, 08/01/27 - 03/01/30	244
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
413		7.000%, 12/01/14 - 03/01/16	439
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
8		7.500%, 02/01/17	9
1		8.000%, 08/01/09 - 02/01/10	–	(h)
16		12.000%, 08/01/15 - 07/01/19	18
1		13.000%, 06/01/14	1
–	(h)	13.500%, 01/01/11	–	(h)
–		14.500%, 12/01/10 - 03/01/11	–
–	(h)	14.750%, 03/01/10	–	(h)
–	(h)	15.000%, 03/01/11	–	(h)
		Federal National Mortgage Association,
785		ARM, 3.804%, 05/01/35	788
26		ARM, 4.750%, 10/01/33	27
482		ARM, 5.031%, 01/01/34	494
1,977		ARM, 5.797%, 04/01/37	2,067
504		ARM, 5.897%, 06/01/37	531
1,495		ARM, 5.964%, 02/01/37	1,560
1,686		ARM, 6.201%, 07/01/37	1,769
		Federal National Mortgage Association, 15 Year, Single Family,
9,308		3.500%, 09/01/18 - 07/01/19	9,166
6,335		4.000%, 07/01/18 - 12/01/18	6,458
699		4.500%, 07/01/18	722
3,765		5.000%, 05/01/18 - 11/01/18	3,925
2,382		5.500%, 08/01/17 - 07/01/20	2,503
2,395		6.000%, 01/01/14 - 08/01/22	2,538
201		6.500%, 05/01/13	213
–	(h)	7.000%, 03/01/15	–	(h)
42		7.500%, 02/01/12	44
92		8.000%, 01/01/16	97
82		8.500%, 11/01/11	83
1,698		Federal National Mortgage Association, 20 Year, Single Family, 6.500%, 11/01/18	1,825
583		Federal National Mortgage Association, 30 Year, FHA/VA, 5.500%, 08/01/34	606
		Federal National Mortgage Association, 30 Year, Single Family,
787		5.500%, 12/01/28 - 07/01/29	822
1,068		6.500%, 04/01/28 - 08/01/29	1,154
1,760		7.000%, 03/01/28 - 06/01/33	1,928
166		7.500%, 09/01/25 - 03/01/27	183
118		8.500%, 12/01/25	129
8		9.000%, 01/01/19 - 04/01/25	9
47		12.500%, 01/01/16	52
1,505		Federal National Mortgage Association, 7 Year, Balloon, 3.500%, 09/01/10	1,535
		Federal National Mortgage Association, Other,
2,878		5.000%, 12/01/32 - 08/01/33	2,952
1,052		5.500%, 09/01/17	1,091
1,455		6.500%, 04/01/36 - 07/01/36	1,553
		Government National Mortgage Association II, 30 Year, Single Family,
27		6.500%, 02/20/29	29
149		7.500%, 08/20/25 - 07/20/27	162
174		8.000%, 08/20/26 - 08/20/28	195
		Government National Mortgage Association, 30 Year, Single Family,
678		6.500%, 02/15/28 - 10/15/29	730
259		7.000%, 01/15/23 - 02/15/28	281
215		7.250%, 07/15/21 - 01/15/28	233
118		7.500%, 10/15/22 - 09/15/29	129
10		7.750%, 02/15/27	11
8		8.500%, 11/15/25	9
168		9.000%, 04/15/16 - 01/15/25	182
5		10.000%, 11/15/20	6
3		13.000%, 01/15/15	4

		Total Mortgage Pass-Through Securities (Cost $65,610)	68,308

		Municipal Bond — 0.2%
		Illinois — 0.2%
1,960		State of Illinois, Taxable Pension, Series 2003, GO, 5.100%, 06/01/33 (Cost $1,960)	1,711

		U.S. Government Agency Securities — 0.2%
1,000		Federal National Mortgage Association, 8.200%, 03/10/16	1,271
485		New Valley Generation II, Series 2001, 5.572%, 05/01/20	512

		Total U.S. Government Agency Securities (Cost $1,462)	1,783

		U.S. Treasury Obligations — 7.3%
		U.S. Treasury Bonds,
2,000		4.500%, 05/15/38	2,053
2,100		7.125%, 02/15/23	2,735
2,700		7.250%, 08/15/22	3,539
5,000		8.125%, 08/15/21	6,941
2,500		8.875%, 08/15/17 (m)	3,485
1,000		8.875%, 02/15/19	1,430
5,000		9.000%, 11/15/18 (m)	7,192
5,125		9.125%, 05/15/18 (m)	7,370
		U.S. Treasury Bonds Coupon STRIPS,
308		05/15/14 (c)	270
2,000		11/15/14	1,721
2,425		11/15/15 (c)	1,995
3,980		05/15/16	3,166
1,916		02/15/17 (c)	1,452
12,074		05/15/17 (c)	9,070
165		08/15/17	122
4,920		11/15/17 (c)	3,580
555		05/15/18 (c)	396
1,250		08/15/18	876
1,000		U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	1,569
45		U.S. Treasury Notes, 3.250%, 12/31/09 (k)	46

		Total U.S. Treasury Obligations (Cost $51,575)	59,008

SHARES

		Common Stocks — 0.0% (g)
		Airlines — 0.0% (g)
9		Delta Air Lines, Inc. (a)	50

		Diversified Telecommunication Services — 0.0% (g)
2		AboveNet, Inc. (a) (c)	122
—	(h)	XO Holdings, Inc. (a)	—	(h)

			122
		Independent Power Producers & Energy Traders — 0.0% (g)
1		NRG Energy, Inc. (a)	23

		Media — 0.0% (g)
1		Time Warner Cable, Inc., Class A	16

		Wireless Telecommunication Services — 0.0% (g)
—	(h)	Sprint Nextel Corp. (a)	—	(h)

		Total Common Stocks (Cost $779)	211

PRINCIPAL AMOUNT ($)

		Loan Participations & Assignments — 3.1%
		Aerospace & Defense — 0.1%
107		Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 3.220%, 03/26/14	63
		Hawker Beechcraft Acquisition Co. LLC, Term Loan,
1,215		2.319%, 03/26/14	717
598		3.220%, 03/26/14	352

			1,132

		Airlines — 0.1%
		Delta Airlines, Inc., 1st Lien,
55		0.261%, 04/30/14	47
925		2.414%, 04/30/14	793

			840

		Auto Components — 0.0% (g)
454		Delphi Corp., Initial Tranche C, 10.500%, 06/30/09 (d)	150
46		Delphi Corp., Subsequent Tranche C, 10.500%, 06/30/09 (d)	15

			165

		Automobiles — 0.1%
		Ford Motor Co., Term Loan B,
978		3.350%, 12/15/13	699
489		4.140%, 12/15/13	349

			1,048

		Building Products — 0.0% (g)
73		Jacuzzi Brands Corp., 1st Lien Letter of Credit, 1.120%, 02/07/14	25
819		Jacuzzi Brands Corp., 1st Lien Term Loan B, 2.569%, 02/07/14	278

			303

		Chemicals — 0.2%
1,446		Cristal Inorganic Chemicals, 1st Lien Term Loan, 3.470%, 05/15/14	1,027
179		Lyondell Chemical Co., New Money DIP Term Loan, 13.000%, 12/15/09	184
268		Lyondell Chemical Co., Roll-Up DIP Term Loan, 5.940%, 12/15/09	214
		Lyondell Chemical Co., Tranche A Dollar Term Loan,
86		5.750%, 12/20/13	36
28		5.750%, 12/22/14	12
150		Lyondell Chemical Co., Tranche B-1 Dollar Term Loan, 7.000%, 12/20/14	63
35		Lyondell Chemical Co., Tranche B-1 Euro Term Loan, 6.000%, 12/22/14	14
150		Lyondell Chemical Co., Tranche B-2 Dollar Term Loan, 7.000%,12/20/14	63
35		Lyondell Chemical Co., Tranche B-2 Euro Term Loan, 6.000%, 12/22/14	14
150		Lyondell Chemical Co., Tranche B-3 Dollar Term Loan, 7.000%, 12/20/14	63
35		Lyondell Chemical Co., Tranche B-3 Euro Term Loan, 6.000%, 12/22/14	14
45		Lyondell Chemical Co., Tranche Primary Revolving Credit Loan, 5.750%, 12/20/14	19
12		Lyondell Chemical Co., Tranche Revolving Credit Loan, 5.750%, 12/20/13	5

			1,728

		Commercial Services & Supplies — 0.3%
4		ARAMARK Corp., Letter of Credit, 0.351%, 01/26/14	3
56		ARAMARK Corp., Term Loan, 3.095%, 01/26/14	51
		Clarke American Corp., Term Loan B,
1,199		2.819%, 06/27/14	930
210		3.707%, 06/27/14	162
1,062		3.720%, 06/27/14	823

			1,969

		Diversified Manufacturing — 0.1%
989		BOC Edwards, 1st Priority Lien Term Loan, 2.428%, 05/31/14	612

		Gaming— 0.1%
500		Fontainebleau Las Vegas, Delayed Draw Term Loan B, 4.316%, 06/06/14	65
1,000		Fontainebleau Las Vegas, Initial Term Loan, 4.527%, 06/06/14	130
667		Venetian Macau, Term Loan B, 2.570%, 05/25/13	553

			748

		Health Care Providers & Services — 0.1%
34		Community Health Systems, Inc., Delayed Draw, 2.569%, 07/25/14	30
		Community Health Systems, Inc., Term Loan,
48		2.569%, 07/25/14	43
620		2.924%, 07/25/14	552
503		HCA, Inc., Term Loan B, 3.470%, 11/18/13	449
–	(h)	Vanguard Health Holding Co., Replacement Term Loan, 2.569%,09/23/11	–	(h)

			1,074

		Hotels, Restaurants & Leisure — 0.1%
		Herbst Gaming, Delayed Draw,
103		01/03/14 (d)	29
359		01/03/14 (d)	100
		Herbst Gaming, Term Loan B,
345		01/03/14 (d)	97
4		01/03/14 (d)	1
181		01/03/14 (d)	51
167		Isle of Capri Casinos, Inc., Delayed Draw Term Loan A, 2.970%, 11/25/13	143
222		Isle of Capri Casinos, Inc., Delayed Draw Term Loan B, 2.069%, 11/25/13	189
554		Isle of Capri Casinos, Inc., Term Loan B, 2.970%, 11/25/13	474

			1,084

		Household Products — 0.2%
		Spectrum Brands, Inc., Letter of Credit,
22		03/30/13 (d)	18
15		0.017%, 03/30/13 (d)	12
		Spectrum Brands, Inc., Term Loan B,
2,169		03/30/13 (d)	1,779

			1,809

		Independent Power Producers & Energy Traders — 0.7%
3,317		Calpine Corp., 1st Priority Lien, 4.095%, 03/29/14	2,882
293		NRG Energy, Inc. (Opco), Credit-Linked Deposit LC, 1.120%, 02/01/13	271
1,717		NRG Energy, Inc. (Opco), Term Loan B, 2.720%, 02/01/13	1,587
		TXU, Initial Tranche B-2 Term Loan,
15		3.819%, 10/10/14	10
1,463		3.882%, 10/10/14	1,010

			5,760

		Industrial Conglomerates — 0.1%
236		Milacron, Inc., Dip Term Loan, 19.000%, 10/07/09 (f)	401

		IT Services — 0.2%
909		CompuCom Systems, Term Loan, 3.820%, 08/23/14	781
		First Data Corp., Initial Tranche B1,
371		3.059%, 09/24/14	275
23		3.069%, 09/24/14	17
		First Data Corp., Initial Tranche B-3 Term Loan,
300		3.059%, 09/24/14	221
257		3.059%, 09/24/14	190
34		3.069%, 09/24/14	25

			1,509

		Leisure Equipment & Products — 0.0%(g)
308		True Temper Sports, Inc., 2nd Lien, Term Loan, 6.600%, 06/30/11 (d)	62

		Media — 0.4%
27		Cenveo Corp., Delayed Draw Term Loan C, 5.727%, 06/21/13	24
936		Cenveo Corp., Term Loan C, 5.727%, 06/21/13	845
		Charter Communications, 1st Lien,
662		4.250%, 03/06/14	569
111		4.250%, 03/06/14	95
215		6.250%, 03/06/14	186
146		High Plains Broadcasting Operating Co. LLC, Term Loan, 7.250%, 09/14/16	71
		Idearc, Inc., Term Loan B,
64		3.220%, 11/17/14	25
1,378		3.220%, 11/17/14	538
550		Newport Television LLC, Term Loan, 8.000%, 09/14/16	268
		Univision Communications, Inc., 1st Lien Term Loan,
30		2.569%, 09/20/14	21
470		2.569%, 09/20/14	323

			2,965

		Paper & Forest Products — 0.2%
1,734		Abitibi, Inc., Term Loan, 9.500%, 03/31/11 (d)	1,324
		New Page Corp., Term Loan,
136		4.062%, 12/21/14	110

353		5.000%, 12/21/14	285

			1,719

		Textiles, Apparel & Luxury Goods — 0.1%
		Polymer Group, Inc., Term Loan B,
153		2.570%, 11/22/12	135
293		3.490%, 11/22/12	258

			393

		Total Loan Participations & Assignments (Cost $33,305)	25,321

		Total Long-Term Investments (Cost $814,120)	771,305

NUMBER OF WARRANTS

		Warrant - 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
1		AboveNet, Inc., Class CW10, expiring 09/08/10 (Strike Price $24.00) (a) (f) (i)	24
		XO Holdings, Inc.,
1		Class B, expiring 1/16/10 (Strike Price $6.25) (a)	–	(h)
1		Class B, expiring 1/16/10 (Strike Price $7.50) (a)	–	(h)
1		Class B, expiring 1/16/10 (Strike Price $10.00) (a)	–	(h)

			24

		Total Warrants (Cost $111)	24

SHARES

		Short-Term Investment — 2.7%
		Investment Company — 2.7%
21,859		JPMorgan Liquid Assets Money Market Fund, Institutional Class
		Shares, 0.560% (b) (l) (Cost $21,859)	21,859

		Investment of Cash Collateral for Securities on Loan — 5.0%
		Investment Company — 5.0%
40,579		JPMorgan Prime Money Market Fund, Capital Shares 0.570% (b) (l) (Cost $40,579)	40,579

		Total Investments — 103.0% (Cost $876,669)	833,767
		Liabilities in Excess of Other Assets — (3.0)%	(24,197)

		NET ASSETS — 100.0%	$809,570

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
8	30 Year U.S. Treasury Bond	09/21/09	$941	$3
2	2 Year U.S. Treasury Note	09/30/09	434	1
	Short Futures Outstanding
(7)	10 Year U.S. Treasury Note	09/21/09	(819)	1

				$5

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2009.
BRL	—	Brazilian Real
CLN	—

Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of May 31, 2009. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.

CMO	—	Collateralized Mortgage Obligation
COP	—	Colombian Peso
DIP	—	Debtor-in-possession
ESOP	—	Employee Stock Ownership Program
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2009. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

MXN	—	Mexican Peso
PIK	—	Payment-in-Kind
PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2009.
UYU	—	Uruguayan Peso
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments (amounts in thousands):

(g)	Amount rounds to less than 0.1%.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(r)	Rates shown are per annum and payments are as described.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2009.

(y)	Affiliated issuer. Security was purchased prior to its affiliation with JPMorgan Chase & Co.

(h)	Amount rounds to less than one thousand (shares or dollars).

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,144
Aggregate gross unrealized depreciation	(75,046)

Net unrealized appreciation/depreciation	$(42,902)

Federal income tax cost of investments	$876,669

Credit Default Swaps - Sell Protection [1]
Corporate and Sovereign Issuers:
						UPFRONT
SWAP COUNTERPARTY/	FUND RECEIVES	TERMINATION	IMPLIED CREDIT SPREAD	NOTIONAL		PREMIUMS
REFERENCE OBLIGATION	FIXED RATE (r)	DATE	AS OF 05/31/09 [2]	AMOUNT [3]	VALUE	(PAID)/RECEIVED [4]
Goldman Sachs Capital Management:
FSA Global Funding Ltd., 6.110%, 06/29/15	1.950% quarterly	03/20/13	15.449%	1,000	(339)	-

[1]   The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]   Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. contracts Implied credit spreads are used to determine the market value of swap and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[3]   The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.

[4]   Upfront premiums generally relate to payments made or received at the initiation of the agreement in lieu of all or a portion of future periodic payments. Initial upfront amounts have been pro-rated for partial terminations, as applicable.

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (”SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 62,649	$ 5	$ —
Level 2 – Other significant observable inputs	768,234	—	(339)
Level 3 – Significant unobservable inputs	2,884	—	—
Total	$ 833,767	$ 5	$ (339)

*

Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*

Balance as of 02/28/09	$ 1,525	$ —
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(574)	—
Net amortization/accretion	66	—
Net purchases (sales)	1,867	—
Net transfers in (out) of Level 3	—	—
Balance as of 05/31/09	$ 2,884	$ —

*

Other financial instruments include futures, forwards and swap contracts.

The change in unrealized appreciation (depreciation) attributable to securities owned at February 28, 2009, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(378,000).

1. Derivatives

The Fund may use instruments including futures, foreign currency contracts and swaps and other derivatives, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments, or to generate income or gain to the Fund. The Fund may also use derivatives to manage interest rate (e.g., duration and yield curve) and sector exposures and credit and spread volatility. The Fund may be subject to various risks from the use of derivatives including: (i) the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the funds to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and, as such, the Fund’s risk of loss associated with these instruments may exceed their value.

Notional amounts are used to express the volume of Fund’s derivatives activities. These amounts are disclosed in the accompanying Schedule of Investments.

Notes 1A – 1B below describe the various derivatives types used by the Fund.

1A. Futures – The Fund uses Treasury or other financial futures to manage and hedge interest rate risk associated with portfolio investments.

Futures contracts provide for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified security or financial index over a predetermined time period. Upon entering a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the Schedule of Investments.

Use of long futures contracts subjects the Fund to risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, future exchanges may establish daily limits on the amount that the price of a futures contract can vary from previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions

1B. Swaps - The Fund may engage in various swap transactions, including interest rate, credit default, index, price lock, spreadlock and total return swaps, to manage credit, interest rate (e.g., duration, yield curve) currency, and inflation risks within their respective portfolios. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund, are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

Credit Default Swaps - The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swap have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments, to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced: by the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and, net amounts received from credit default swaps purchased with the identical reference obligation.

2

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 97.6%
		Collateralized Mortgage Obligations — 48.1%
		Agency CMO — 48.1%
		Federal Home Loan Mortgage Corp. REMICS,
151		Series 1343, Class LA, 8.000%, 08/15/22	169
1,058		Series 1367, Class K, 5.500%, 09/15/22	1,125
210		Series 1591, Class E, 10.000%, 10/15/23	235
1,917		Series 1633, Class Z, 6.500%, 12/15/23	2,068
3,000		Series 1694, Class PK, 6.500%, 03/15/24	3,238
8,837		Series 1785, Class A, 6.000%, 10/15/23	9,461
563		Series 1999, Class PU, 7.000%, 10/15/27	607
1,051		Series 2031, Class PG, 7.000%, 02/15/28	1,129
2,743		Series 2035, Class PC, 6.950%, 03/15/28	2,918
2,559		Series 2064, Class PD, 6.500%, 06/15/28 (m)	2,719
2,397		Series 2095, Class PE, 6.000%, 11/15/28	2,558
728		Series 2152, Class BD, 6.500%, 05/15/29	787
5,254		Series 2162, Class TH, 6.000%, 06/15/29	5,609
434		Series 2345, Class PQ, 6.500%, 08/15/16	466
2,543		Series 2367, Class ME, 6.500%, 10/15/31	2,729
10,147		Series 2480, Class EJ, 6.000%, 08/15/32	10,704
6,000		Series 2562, Class PG, 5.000%, 01/15/18	6,348
5,008		Series 2571, Class PV, 5.500%, 01/15/14	5,345
10,000		Series 2580, Class QM, 5.000%, 10/15/31	10,341
2,698		Series 2611, Class QZ, 5.000%, 05/15/33	2,650
10,000		Series 2630, Class KS, 4.000%, 01/15/17	10,356
10,000		Series 2631, Class TE, 4.500%, 02/15/28	10,251
1,163		Series 2647, Class A, 3.250%, 04/15/32	1,164
6,498		Series 2651, Class VZ, 4.500%, 07/15/18	6,763
9,000		Series 2656, Class BG, 5.000%, 10/15/32	9,476
10,000		Series 2684, Class PD, 5.000%, 03/15/29	10,501
2,500		Series 2688, Class DG, 4.500%, 10/15/23	2,497
8,588		Series 2727, Class PE, 4.500%, 07/15/32	8,805
5,000		Series 2749, Class TD, 5.000%, 06/15/21	5,220
6,000		Series 2773, Class TB, 4.000%, 04/15/19	5,783
4,730		Series 2780, Class TD, 5.000%, 04/15/28	4,940
7,450		Series 2841, Class AT, 4.000%, 08/15/19	7,131
3,764		Series 2882, Class QD, 4.500%, 07/15/34	3,913
5,438		Series 2927, Class GA, 5.500%, 10/15/34	5,783
5,000		Series 2929, Class PC, 5.000%, 01/15/28	5,185
5,500		Series 2931, Class QD, 4.500%, 02/15/20	5,542
13,799		Series 2976, Class HP, 4.500%, 01/15/33	14,465
10,600		Series 3036, Class ND, 5.000%, 05/15/34 (m)	11,150
4,629		Series 3045, Class HN, 4.500%, 09/15/33	4,849
3,442		Series 3085, Class VS, IF, 27.342%, 12/15/35	4,319
5,500		Series 3114, Class KB, 5.000%, 09/15/27	5,704
7,409		Series 3181, Class OP, PO, 07/15/36	6,742
21,979		Series 3325, Class JL, 5.500%, 06/15/37	23,250
155		Federal Home Loan Mortgage Corp. STRIPS, Series 155, Class IO, IO, 7.000%, 11/01/23	23
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
3,129		Series T-51, Class 1A, VAR, 6.500%, 09/25/43	3,334
3,622		Series T-54, Class 2A, 6.500%, 02/25/43	3,786
1,487		Series T-56, Class A, PO, 05/25/43	1,040
2,281		Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	2,430
		Federal National Mortgage Association Interest STRIPS,
4,553		Series 278, Class 1, VAR, 4.014%, 08/01/25	3,674
2,226		Series 278, Class 3, VAR, 3.508%, 11/01/23	1,795
4,297		Series 343, Class 23, IO, 4.000%, 10/01/18	366
		Federal National Mortgage Association REMICS,
208		Series 1988-16, Class B, 9.500%, 06/25/18 (m)	236
185		Series 1990-57, Class J, 7.000%, 05/25/20 (m)	201
496		Series 1993-110, Class H, 6.500%, 05/25/23	528
387		Series 1993-146, Class E, PO, 05/25/23	333
6,924		Series 1993-155, Class PJ, 7.000%, 09/25/23	7,534
73		Series 1993-205, Class H, PO, 09/25/23	65
105		Series 1993-217, Class H, PO, 08/25/23	93
81		Series 1993-228, Class G, PO, 09/25/23	74
2,371		Series 1994-37, Class L, 6.500%, 03/25/24	2,543
8,787		Series 1994-43, Class PJ, 6.350%, 12/25/23	9,122
8,566		Series 1994-51, Class PV, 6.000%, 03/25/24	9,143
5,042		Series 1994-62, Class PJ, 7.000%, 01/25/24	5,291
4,797		Series 1998-58, Class PC, 6.500%, 10/25/28	5,161
767		Series 2000-8, Class Z, 7.500%, 02/20/30	830
3,424		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	441
1,278		Series 2002-2, Class UC, 6.000%, 02/25/17	1,358
2,269		Series 2002-3, Class PG, 5.500%, 02/25/17	2,404
6,502		Series 2002-73, Class OE, 5.000%, 11/25/17	6,879
3,009		Series 2002-86, Class EJ, 5.500%, 12/25/32	3,077
3,008		Series 2002-92, Class FB, VAR, 0.959%, 04/25/30	2,960
6,620		Series 2003-21, Class PZ, 4.500%, 03/25/33	5,897
15,200		Series 2003-35, Class MD, 5.000%, 11/25/16	15,781
1,116		Series 2003-67, Class SA, IF, HB, 43.493%, 10/25/31	1,761
2,596		Series 2003-70, Class BE, 3.500%, 12/25/25	2,618
5,000		Series 2003-74, Class VL, 5.500%, 11/25/22	5,313
20,000		Series 2003-81, Class MC, 5.000%, 12/25/32 (m)	21,025
10,000		Series 2003-128, Class DY, 4.500%, 01/25/24 (m)	10,125
4,667		Series 2004-46, Class QD, IF, HB, 22.765%, 03/25/34	5,333
6,267		Series 2004-54, Class FL, VAR, 0.709%, 07/25/34	6,052
12,016		Series 2004-60, Class PA, 5.500%, 04/25/34	12,637
5,000		Series 2005-16, Class LC, 5.500%, 05/25/28	5,149
3,820		Series 2005-29, Class AK, 4.500%, 04/25/35	4,014
8,106		Series 2005-58, Class EP, 5.500%, 07/25/35	8,616
7,392		Series 2005-83, Class LA, 5.500%, 10/25/35	7,869
37,425		Series 2006-51, Class FP, VAR, 0.659%, 03/25/36	36,613
2,940		Series 2006-69, Class SP, IF, 14.355%, 05/25/30	3,147
687		Series 2006-81, Class FA, VAR, 0.659%, 09/25/36	674
7,879		Series 2006-110, Class PO, PO, 11/25/36	6,839
40		Series G92-35, Class EB, 7.500%, 07/25/22	44
496		Series G92-44, Class ZQ, 8.000%, 07/25/22	544
		Federal National Mortgage Association Whole Loan,
636		Series 1999-W4, Class A9, 6.250%, 02/25/29	677
4,852		Series 2002-W7, Class A4, 6.000%, 06/25/29	5,169
1,693		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	1,803
796		Series 2003-W1, Class 2A, 7.500%, 12/25/42	873
7,823		Series 2003-W18, Class 1A6, 5.370%, 08/25/43	7,704
6,021		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	6,490
		Government National Mortgage Association,
1,235		Series 1998-22, Class PD, 6.500%, 09/20/28	1,326
709		Series 1999-17, Class L, 6.000%, 05/20/29	755
6,000		Series 2001-10, Class PE, 6.500%, 03/16/31	6,489
5,838		Series 2001-64, Class PB, 6.500%, 12/20/31	6,380
29,484		Series 2003-59, Class XA, IO, VAR, 1.943%, 06/16/34 (f)	1,902
3,285		Series 2004-27, Class PD, 5.500%, 04/20/34	3,298
3,176		Series 2004-62, Class VA, 5.500%, 07/20/15	3,370
15,944		Series 2005-28, Class AJ, 5.500%, 04/20/35	16,685
20,563		Series 2008-40, Class SA, IF, IO, 6.065%, 05/16/38	1,740

		Total Collateralized Mortgage Obligations (Cost $516,647)	544,428

		Mortgage Pass-Through Securities — 14.3%
		Federal Home Loan Mortgage Corp.,
31		ARM, 3.253%, 02/01/19	31
5		ARM, 3.778%, 01/01/20	6
25		ARM, 4.001%, 07/01/30	25
377		ARM, 4.260%, 01/01/27	377
130		ARM, 4.270%, 08/01/18	130
53		ARM, 4.495%, 03/01/18	53
54		ARM, 4.500%, 06/01/18	54
41		ARM, 4.539%, 04/01/30	41
158		ARM, 4.858%, 01/01/21	159
94		ARM, 4.959%, 11/01/18	97
8,865		ARM, 6.051%, 03/01/37	9,315
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,202		5.000%, 12/01/13 - 12/01/16	1,240
1,130		6.000%, 04/01/14	1,194
1,500		6.500%, 12/01/12 - 06/01/14	1,572
–	(h)	7.000%, 12/01/14	–	(h)
9		7.500%, 08/01/09 - 09/01/10	9
6		8.500%, 01/01/10	6
2,998		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	3,043
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,887		5.500%, 11/01/33	2,996
685		6.000%, 02/01/32	723
2,370		6.500%, 01/01/24 - 07/01/29	2,555
2,213		7.000%, 08/01/25 - 09/01/29 (m)	2,431
127		7.500%, 09/01/24 - 08/01/25	140
159		8.000%, 11/01/24 - 09/01/25	177
313		8.500%, 05/01/24 - 07/01/28	343
11		9.000%, 10/01/17 - 11/01/21	12
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
2		9.000%, 12/01/09	2
–	(h)	9.500%, 04/01/16	–	(h)
		Federal National Mortgage Association,
414		ARM, 2.877%, 11/01/27 - 08/01/41	412
166		ARM, 2.911%, 07/01/17	165
35		ARM, 3.242%, 04/01/19	35
184		ARM, 3.250%, 08/01/30	183
212		ARM, 3.890%, 09/01/27	212
64		ARM, 3.997%, 06/01/29	64
49		ARM, 4.000%, 06/01/17	49
55		ARM, 4.018%, 06/01/20	55
109		ARM, 4.186%, 10/01/14	109
41		ARM, 4.375%, 10/01/15 - 09/01/17	41
5		ARM, 4.399%, 06/01/15	5
262		ARM, 4.427%, 01/01/29	264
9		ARM, 4.625%, 07/01/27	9
248		ARM, 4.696%, 08/01/19	247
151		ARM, 4.732%, 09/01/14	151
62		ARM, 4.733%, 10/01/16	62
70		ARM, 5.075%, 11/01/16 - 08/01/19	71
8		ARM, 5.575%, 01/01/16	8
27		ARM, 6.000%, 12/01/18	27
		Federal National Mortgage Association, 15 Year, Single Family,
5,256		4.000%, 04/01/19	5,307
4,559		4.500%, 03/01/19	4,715
3,353		5.500%, 11/01/16 - 03/01/18	3,524
480		6.000%, 03/01/11 - 08/01/14	499
28		6.500%, 12/01/10	29
29		7.000%, 07/01/10	30
256		8.000%, 11/01/12	270
		Federal National Mortgage Association, 20 Year, Single Family,
2,099		5.000%, 11/01/23	2,163
3,110		6.000%, 03/01/22	3,290
158		7.500%, 06/01/14 - 07/01/14	174
		Federal National Mortgage Association, 30 Year, Single Family,
4,235		4.500%, 03/01/38	4,273
7,073		5.000%, 11/01/33	7,270
52,493		5.500%, 02/01/29 - 05/01/36 (m)	54,479
7,068		6.000%, 07/01/36	7,414
1,426		6.500%, 06/01/26 - 04/01/32	1,532
8,603		7.000%, 02/01/24 - 03/01/35	9,435
469		7.500%, 03/01/30 - 04/01/30	517
263		10.000%, 10/01/16 - 11/01/21	289
316		Federal National Mortgage Association, Other, 6.000%, 09/01/28	334
		Government National Mortgage Association II, 30 Year, Single Family,
567		8.000%, 11/20/26 - 11/20/27	629
		Government National Mortgage Association, 30 Year, Single Family,
21,244		5.500%, 10/15/38	22,059
74		6.000%, 10/15/23	78
1,664		6.500%, 05/15/23 - 02/15/24 (m)	1,769
707		7.000%, 12/15/22 - 06/15/28	768
933		7.500%, 02/15/22 - 02/15/28	1,021
327		8.000%, 07/15/22 - 08/15/26	359
10		8.500%, 10/15/24	10
795		9.000%, 06/15/16 - 11/15/24	862
44		9.500%, 10/15/09 - 12/15/20	49
–	(h)	11.000%, 11/15/09	–	(h)

		Total Mortgage Pass-Through Securities (Cost $156,154)	162,048

		U.S. Government Agency Securities — 12.5%
12,824		Federal Farm Credit Bank, 5.750%, 12/07/28	12,920
		Federal National Mortgage Association,
21,000		Zero Coupon, 10/09/19	10,447
10,000		6.250%, 05/15/29	11,609
9,200		Federal National Mortgage Association STRIPS, 05/29/26	3,698
26,153		Financing Corp., Principal STRIPS, Series 12P, 12/06/18	16,525
		Residual Funding Corp., Principal STRIPS,
78,000		07/15/20	45,848
5,000		04/15/30	1,748
		Resolution Funding Corp. Interest STRIPS,
50,000		07/15/20	29,331
15,000		04/15/28	5,719
4,500		Tennessee Valley Authority STRIPS, 07/15/16	3,362

		Total U.S. Government Agency Securities
		(Cost $125,973)	141,207

		U.S. Treasury Obligations — 22.7%
		U.S. Treasury Bonds,
20,000		5.250%, 11/15/28	22,375
2,500		7.125%, 02/15/23	3,256
13,140		7.250%, 05/15/16	16,602
3,935		7.250%, 08/15/22	5,157
3,635		8.000%, 11/15/21	5,018
4,085		8.875%, 08/15/17	5,695
1,020		9.000%, 11/15/18	1,467
		U.S. Treasury Bonds Coupon STRIPS,
5,845		02/15/15	4,991
1,655		05/15/15	1,395
2,500		08/15/15	2,090
8,810		11/15/15	7,247
1,190		05/15/16	947
72,500		U.S. Treasury Bonds Principal STRIPS, 05/15/20	45,509
		U.S. Treasury Inflation Indexed Notes,
25,000		1.375%, 07/15/18	24,113
1,450		1.625%, 01/15/15	1,626
25,000		2.375%, 04/15/11	27,545
		U.S. Treasury Notes,
25,000		3.750%, 11/15/18	25,551
2,085		3.875%, 02/15/13	2,246
6,430		4.250%, 08/15/13	7,023
25,000		4.250%, 11/15/17	26,791
10,000		4.500%, 09/30/11	10,784
2,015		4.750%, 05/15/14	2,243
6,750		5.750%, 08/15/10	7,172

		Total U.S. Treasury Obligations
		(Cost $241,445)	256,843

		Total Long-Term Investments
		(Cost $1,040,219)	1,104,526

SHARES

		Short-Term Investment — 3.2%
		Investment Company — 3.2%
36,432		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $36,432)	36,432

		Total Investments — 100.8%(Cost $1,076,651)	1,140,958
		Liabilities in Excess of Other Assets — (0.8)%	(9,341)

		NET ASSETS — 100.0%	$ 1,131,617

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2009.
CMO	—	Collateralized Mortgage Obligation
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2009. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $1,902, which amounts to 0.2% of total investments.

(h)	Amount rounds to less than one thousand (shares or dollars).

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,189
Aggregate gross unrealized depreciation	(4,882)

Net unrealized appreciation/depreciation	$64,307

Federal income tax cost of investments	$1,076,651

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 36,432	$ —
Level 2 – Other significant observable inputs	1,102,624	—
Level 3 – Significant unobservable inputs	1,902	—
Total	$ 1,140,958	$ —

* Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*

Balance as of 02/28/09	$ —	$ —
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net amortization/accretion	—	—
Net purchases (sales)	—	—
Net transfers in (out) of Level 3	1,902	—
Balance as of 05/31/09	$ 1,902	$ —

* Other financial instruments include futures, forwards and swap contracts.

Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2009, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(188,000).

JPMorgan High Yield Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 92.4%
		Asset-Backed Securities — 0.2%
460		Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 2.009%, 01/25/35 (i)	25
		Long Beach Mortgage Loan Trust,
478		Series 2004-2, Class B, VAR, 3.809%, 06/25/34 (e) (i)	27
135		Series 2004-5, Class M6, VAR, 2.809%, 09/25/34 (i)	54
7,000		Unipac IX LLC, 13.000%, 04/11/13 (f) (i)	6,825

		Total Asset-Backed Securities (Cost $7,862)	6,931

		Corporate Bonds — 80.5%
		Aerospace & Defense — 0.7%
442		Alliant Techsystems, Inc., 6.750%, 04/01/16	410
151		Bombardier, Inc., (Canada), 6.750%, 05/01/12 (e)	139
3,500		DigitalGlobe, Inc., 10.500%, 05/01/14 (e)	3,596
4,910		Esterline Technologies Corp., 6.625%, 03/01/17	4,481
		L-3 Communications Corp.,
4,000		5.875%, 01/15/15	3,560
11,675		6.375%, 10/15/15	10,624
151		7.625%, 06/15/12	151

			22,961

		Airlines — 1.6%
148		American Airlines Pass-Through Trust 1988, 10.210%, 01/01/10 (i)	138
		American Airlines Pass-Through Trust 1991,
5,605		10.180%, 01/02/13 (i)	3,307
1,787		10.320%, 07/30/14 (e) (i)	822
3,174		American Airlines Pass-Through Trust 2001-01, 6.817%, 05/23/11	2,444
		American Airlines Pass-Through Trust 2001-02,
4,460		6.978%, 04/01/11 (c)	4,237
4,200		7.858%, 10/01/11	3,843
		Continental Airlines, Inc.,
1,050		6.503%, 06/15/11	971
433		7.487%, 10/02/10	409
10,139		9.798%, 04/01/21 (m)	6,084
2,700		VAR, 1.611%, 06/02/13	1,796
		Delta Air Lines, Inc.,
1,198		6.417%, 07/02/12	1,018
621		6.619%, 03/18/11	590
6,325		7.111%, 09/18/11	5,882
4,425		7.570%, 11/18/10	4,226
4,318		8.021%, 08/10/22	2,720
7,790		8.300%, 12/15/29 (c) (d)	49
2,659		8.954%, 08/10/14	1,702
2,510		10.125%, 05/15/10 (c) (d)	16
8,211		Northwest Airlines, Inc., 7.027%, 11/01/19 (c)	5,912
		UAL Pass-Through Trust,
3,756		6.636%, 07/02/22	2,685
1,090		Series 2007-1, 7.336%, 07/02/19 (e)	567
2,271		VAR, 4.025%, 07/02/14 (e) (i)	886

			50,304

		Auto Components — 0.3%
4,162		American Tire Distributors, Inc., 10.750%, 04/01/13 (c)	3,122
151		ArvinMeritor, Inc., 8.750%, 03/01/12	72
8,150		Delphi Corp., 7.125%, 05/01/29 (d)	82
		Goodyear Tire & Rubber Co. (The),
1,599		9.000%, 07/01/15 (c)	1,527
942		10.500%, 05/15/16	937
3,770		Tenneco, Inc., 10.250%, 07/15/13	3,487

			9,227

		Automobiles — 0.3%
3,882		Ford Holdings LLC, 9.300%, 03/01/30	2,096
		Ford Motor Co.,
2,000		7.450%, 07/16/31 (c)	1,160
1,529		9.215%, 09/15/21	883
		General Motors Corp.,
204		Series B, 5.250%, 03/06/32	529
955		6.750%, 05/01/28	96
12,550		8.100%, 06/15/24	1,004
9,000		8.250%, 07/15/23 (c)	810
27,537		8.375%, 07/15/33 (c)	2,478

			9,056

		Beverages — 0.7%
		Constellation Brands, Inc.,
2,900		7.250%, 09/01/16	2,704
10,375		7.250%, 05/15/17 (c)	9,675
6,740		8.375%, 12/15/14	6,740
3,100		FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	2,738

			21,857

		Broadcasting & Cable TV — 3.3%
		Adelphia Communications Corp.,
1,075		7.750%, 01/15/09 (d)	17
1,450		8.125%, 07/15/03 (d)	23
3,175		9.375%, 11/15/09 (c) (d)	52
3,500		10.875%, 10/01/10 (d)	57
9,055		Adelphia Recovery Trust, Contingent Value (a) (d)	226
23,300		CCO Holdings LLC/CCO Holdings Capital Corp., 8.750%, 11/15/13 (c) (d)	21,319
		DirecTV Holdings LLC/DirecTV Financing Co.,
8,926		6.375%, 06/15/15 (m)	8,123
7,675		7.625%, 05/15/16	7,425
7,450		8.375%, 03/15/13 (m)	7,506
		DISH DBS Corp.,
3,600		6.625%, 10/01/14 (c)	3,267
24,351		7.000%, 10/01/13	23,012
15,653		Mediacom LLC/Mediacom Capital Corp., 9.500%, 01/15/13 (c)	14,949
		Videotron Ltee, (Canada),
10,325		6.875%, 01/15/14 (m)	9,757
5,100		9.125%, 04/15/18 (e)	5,279

			101,012

		Building Products — 0.0% (g)
1,750		AMH Holdings, Inc., SUB, 11.250%, 03/01/14	560
622		Associated Materials, Inc., 9.750%, 04/15/12 (c)	526

			1,086

		Capital Markets — 0.6%
19,811		Goldman Sachs Group, Inc. (The), 6.750%, 10/01/37	16,608
2,598		Invesco Ltd., (Bermuda), 5.625%, 04/17/12	2,198

			18,806

		Chemicals — 1.5%
3,550		Ashland, Inc., 9.125%, 06/01/17 (e)	3,603
		Mosaic Co. (The),
4,150		7.375%, 12/01/14 (e)	4,213
525		7.625%, 12/01/16 (e)	522
1,250		Nalco Co., 8.250%, 05/15/17 (e)	1,256
151		Nova Chemicals Corp., (Canada), 6.500%, 01/15/12	138
26,393		PolyOne Corp., 8.875%, 05/01/12	17,749
4,730		Sterling Chemicals, Inc., 10.250%, 04/01/15	4,121
5,400		Terra Capital, Inc., 7.000%, 02/01/17	5,049
13,047		Westlake Chemical Corp., 6.625%, 01/15/16 (m)	10,960

			47,611

		Commercial Banks — 1.8%
		Bank of America Corp.,
9,000		5.250%, 12/01/15	7,284
3,300		5.420%, 03/15/17	2,764
7,100		7.625%, 06/01/19	7,181
3,925		BankAmerica Institutional Capital B, 7.700%, 12/31/26 (e)	2,915
		Manufacturers & Traders Trust Co.,
282		VAR, 5.585%, 12/28/20	191
10,790		VAR, 5.629%, 12/01/21	7,434
15,025		Royal Bank of Scotland Group plc, (United Kingdom), 9.118%, 03/31/10 (x)	11,344

27,118		Wachovia Capital Trust III, 5.800%, 03/15/11 (x)	16,542

			55,655

		Commercial Services & Supplies — 0.7%
1,750		Allied Waste North America, Inc., 7.250%, 03/15/15	1,750
2,000		Casella Waste Systems, Inc., 9.750%, 02/01/13	1,660
		Cenveo Corp.,
2,385		7.875%, 12/01/13	1,634
9,250		10.500%, 08/15/16 (e)	6,637
595		Corrections Corp. of America, 7.750%, 06/01/17	583
		Harland Clarke Holdings Corp.,
1,975		9.500%, 05/15/15	1,471
9,021		VAR, 5.633%, 05/15/15	5,458
2,300		Iron Mountain, Inc., 8.000%, 06/15/20	2,127
		Quebecor World Capital Corp., (Canada),
6,525		6.125%, 11/15/13 (d)	546
3,950		8.750%, 03/15/16 (c) (d) (e)	356
2,700		Quebecor World, Inc., (Canada), 9.750%, 01/15/15 (c) (d) (e)	243

			22,465

		Computers & Peripherals — 0.5%
15,725		Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	11,833
4,630		Seagate Technology International, (Cayman Islands), 10.000%, 05/01/14 (e)	4,676

			16,509

		Construction & Engineering — 0.8%
26,250		United Rentals North America, Inc., 6.500%, 02/15/12 (c)	24,544

		Construction Materials — 0.5%
12,438		Hanson Australia Funding Ltd., (Australia), 5.250%, 03/15/13	8,629
		Hanson Ltd., (United Kingdom),
7,175		6.125%, 08/15/16	4,843
3,120		7.875%, 09/27/10	2,777

			16,249

		Consumer Finance — 3.4%
2,825		ACE Cash Express, Inc., 10.250%, 10/01/14 (e) (i)	1,158
		Ford Motor Credit Co. LLC,
151		7.000%, 10/01/13	122
2,555		7.375%, 02/01/11	2,327
4,993		7.800%, 06/01/12	4,264
6,500		8.000%, 06/01/14	5,273
7,420		8.000%, 12/15/16 (m)	5,959
22,025		8.625%, 11/01/10 (m)	20,512
6,712		9.750%, 09/15/10	6,355
16,502		9.875%, 08/10/11	15,065
6,780		VAR, 3.889%, 01/13/12 (m)	5,356
		GMAC LLC,
284		6.625%, 05/15/12 (e)	246
5,311		6.750%, 12/01/14 (e)	4,435
8,363		7.000%, 02/01/12 (c) (e)	7,317
100		7.500%, 12/31/13 (e)	83
5,340		7.750%, 01/19/10 (e)	5,100
25,837		8.000%, 11/01/31 (e)	19,378
3,011		VAR, 3.461%, 12/01/14 (e)	2,258

			105,208

		Consumer Products — 0.7%
		Jarden Corp.,
13,965		7.500%, 05/01/17 (c)	12,080
4,425		8.000%, 05/01/16	4,281
		Spectrum Brands, Inc.,
4,975		7.375%, 02/01/15 (c) (d)	2,525
3,000		12.500%, 10/02/13 (c) (d)	1,455

			20,341

		Containers & Packaging — 1.4%
2,028		Ball Corp., 6.875%, 12/15/12	1,980
		Berry Plastics Holding Corp.,
4,125		8.875%, 09/15/14 (c)	3,279
5,785		VAR, 5.881%, 02/15/15	4,954
2,426		BWAY Corp., 10.000%, 04/15/14 (e)	2,423
		Constar International, Inc.,
17,405		11.000%, 12/01/12 (d)	1,741
5,550		VAR, 4.258%, 02/15/12	4,065
151		Crown Americas LLC/Crown Americas Capital Corp., 7.750%, 11/15/15	147
151		Graphic Packaging International, Inc., 8.500%, 08/15/11 (c)	149
600		Norampac Industries, Inc., (Canada), 6.750%, 06/01/13	503
		Owens Brockway Glass Container, Inc.,
3,451		6.750%, 12/01/14 (m)	3,270
1,000		7.375%, 05/15/16 (e)	967
3,000		8.250%, 05/15/13 (m)	3,000
8,280		Plastipak Holdings, Inc., 8.500%, 12/15/15 (e)	7,079
3,238		Portola Packaging, Inc., 8.250%, 02/01/12 (d) (f) (i)	745
10,550		Solo Cup Co., 8.500%, 02/15/14	8,440

			42,742

		Diversified Consumer Services — 1.2%
1,000		Carriage Services, Inc., 7.875%, 01/15/15	770
9,725		Knowledge Learning Corp., Inc., 7.750%, 02/01/15 (e)	8,898
4,550		Mac-Gray Corp., 7.625%, 08/15/15	4,277
		Service Corp. International,
925		6.750%, 04/01/15	854
4,775		7.000%, 06/15/17 (m)	4,357
3,700		7.375%, 10/01/14 (m)	3,561
2,250		7.875%, 02/01/13 (m)	2,149
3,550		Sotheby’s, 7.750%, 06/15/15	2,734
		Stewart Enterprises, Inc.,
4,635		3.125%, 07/15/14	3,383
7,867		6.250%, 02/15/13	7,120

			38,103

		Diversified Financial Services — 1.2%
6,845		CIT Group Funding Co. of Canada, (Canada), 5.600%, 11/02/11	5,282
		CIT Group, Inc.,
8,948		5.600%, 04/27/11	7,073
11,375		5.800%, 07/28/11	8,889
		Deluxe Corp.,
12,550		5.125%, 10/01/14	9,381
1,980		7.375%, 06/01/15	1,564
6,335		Goldman Sachs Capital II, VAR, 5.793%, 06/01/12 (x)	3,675

			35,864

		Diversified Manufacturing — 0.4%
15,449		Polypore, Inc., 8.750%, 05/15/12 (m)	13,054

		Diversified Telecommunication Services — 2.5%
		Cincinnati Bell, Inc.,
151		7.000%, 02/15/15	139
6,820		7.250%, 07/15/13	6,462
		Frontier Communications Corp.,
2,076		6.250%, 01/15/13	1,944
775		8.250%, 05/01/14 (c)	757
2,700		9.250%, 05/15/11	2,798
		Level 3 Financing, Inc.,
300		8.750%, 02/15/17	211
16,750		9.250%, 11/01/14 (m)	13,086
800		12.250%, 03/15/13	732
		Qwest Corp.,
1,000		6.500%, 06/01/17	888
1,000		7.500%, 10/01/14 (m)	955
13,125		7.625%, 06/15/15 (m)	12,567
9,251		7.875%, 09/01/11 (m)	9,216
1,000		8.375%, 05/01/16 (e)	983
2,400		8.875%, 03/15/12	2,418
7,375		Time Warner Telecom Holdings, Inc., 9.250%, 02/15/14	7,393
		Windstream Corp.,
500		7.000%, 03/15/19	446
10,025		8.125%, 08/01/13	9,862
5,950		8.625%, 08/01/16	5,846

			76,703

		Electric Utilities — 1.2%
2,100		Arizona Public Service Co., 8.750%, 03/01/19	2,217
		Calpine Construction Finance Co. LP and CCFC Finance Corp.,
7,350		8.000%, 06/01/16 (e)	6,992
15,050		VAR, 10.248%, 08/26/11 (e)	15,802
1,200		Ipalco Enterprises, Inc., 7.250%, 04/01/16 (e)	1,152
2,500		PNM Resources, Inc., 9.250%, 05/15/15	2,278
8,000		Public Service Co. of New Mexico, 7.950%, 05/15/18 (c)	7,991

			36,432

		Electrical Equipment — 0.1%
1,750		Belden, Inc., 7.000%, 03/15/17	1,551

		Electronic Equipment, Instruments & Components — 1.0%
		Flextronics International Ltd., (Singapore),
7,720		6.250%, 11/15/14	6,910
4,176		6.500%, 05/15/13	3,946
4,180		Intcomex, Inc., 11.750%, 01/15/11 (i)	1,630
		Sanmina-SCI Corp.,
2,567		6.750%, 03/01/13 (c)	1,681
4,990		8.125%, 03/01/16	2,795
4,000		VAR, 4.070%, 06/15/14 (e)	3,020
2,219		Smart Modular Technologies, Inc., (Cayman Islands), VAR, 6.708%, 04/01/12 (f) (i)	2,003

12,625		Viasystems, Inc., 10.500%, 01/15/11	10,163

			32,148

		Energy Equipment & Services — 1.5%
		Bristow Group, Inc.,
4,000		6.125%, 06/15/13	3,500
450		7.500%, 09/15/17	391
6,225		Calfrac Holdings LP, 7.750%, 02/15/15 (e)	4,980
6,500		Forbes Energy Services LLC/Forbes Energy Capital, Inc., 11.000%, 02/15/15 (c)	4,485
10,695		Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e)	8,823
12,150		Key Energy Services, Inc., 8.375%, 12/01/14	10,692
903		Oslo Seismic Services, Inc., 8.280%, 06/01/11 (i)	919
13,076		PHI, Inc., 7.125%, 04/15/13	10,657
3,000		Pride International, Inc., 8.500%, 06/15/19	3,023

			47,470

		Food & Staples Retailing — 1.4%
151		Ahold Finance USA, Inc., 8.250%, 07/15/10	154
6,250		Golden State Foods Corp., 9.240%, 01/10/12 (e) (i)	6,403
7,465		Ingles Markets, Inc., 8.875%, 05/15/17 (e)	7,362
1,251		New Albertson’s, Inc., 7.500%, 02/15/11	1,257
		Rite Aid Corp.,
16,965		7.500%, 03/01/17 (c)	13,318
1,000		10.375%, 07/15/16 (c)	892
		Stater Brothers Holdings,
3,050		7.750%, 04/15/15	2,920
1,750		8.125%, 06/15/12	1,733
9,450		SUPERVALU, Inc., 7.500%, 11/15/14	9,143

			43,182

		Food Products — 2.5%
		Chiquita Brands International, Inc.,
20,682		7.500%, 11/01/14 (c)	17,166
4,449		8.875%, 12/01/15 (c)	3,782
2,630		Dean Foods Co., 7.000%, 06/01/16 (c)	2,466
9,265		Dole Food Co., Inc., 13.875%, 03/15/14 (c) (e)	9,913
13,071		Eurofresh, Inc., 11.500%, 01/15/13 (d) (i)	833
5,200		JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14 (e)	4,992
6,740		Land O’ Lakes, Inc., 9.000%, 12/15/10 (m)	6,807
9,099		Pilgrim’s Pride Corp., 7.625%, 05/01/15 (d)	7,780
		Smithfield Foods, Inc.,
2,050		7.000%, 08/01/11 (c)	1,763
9,751		7.750%, 05/15/13	7,362
6,600		7.750%, 07/01/17 (c)	4,554
		Tyson Foods, Inc.,
3,514		7.850%, 04/01/16 (c)	3,308
6,250		10.500%, 03/01/14 (c) (e)	6,625

			77,351

		Gaming — 3.0%
4,705		Ameristar Casinos, Inc., 9.250%, 06/01/14 (e)	4,752
		Chukchansi Economic Development Authority,
2,000		8.000%, 11/15/13 (e)	1,260
2,000		VAR, 4.912%, 11/15/12 (e)	1,220
725		FireKeepers Development Authority, 13.875%, 05/01/15 (e)	653
4,000		Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250%, 06/15/15 (e)	180
13,750		Harrah’s Operating Co., Inc., 10.000%, 12/15/18 (e)	9,178
9,500		Harrahs Operating Escrow LLC/Harrahs Escrow Corp., 11.250%, 06/01/17 (e)	9,215
8,213		Isle of Capri Casinos, Inc., 7.000%, 03/01/14	6,365
1,000		Mandalay Resort Group, 6.375%, 12/15/11	690
9,770		Mashantucket Western Pequot Tribe, 8.500%, 11/15/15 (e)	3,810
		MGM Mirage,
151		5.875%, 02/27/14	96
4,500		6.625%, 07/15/15 (c)	2,908
11,730		6.750%, 09/01/12	8,064
625		7.500%, 06/01/16 (c)	406
3,025		7.625%, 01/15/17 (c)	1,936
2,900		8.375%, 02/01/11	2,422
6,250		8.500%, 09/15/10	5,875
850		10.375%, 05/15/14 (e)	876
1,510		11.125%, 11/15/17 (e)	1,582
151		Mohegan Tribal Gaming Authority, 7.125%, 08/15/14	104
2,553		Pokagon Gaming Authority, 10.375%, 06/15/14 (e)	2,464
7,889		San Pasqual Casino, 8.000%, 09/15/13 (e)	6,469
500		Scientific Games International, Inc., 9.250%, 06/15/19 (e)	486
9,400		Seminole Hard Rock Entertainment, Inc., VAR, 3.820%, 03/15/14 (e)	6,486
6,150		Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	3,567
		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
11,426		6.625%, 12/01/14 (c)	9,783
1,650		6.625%, 12/01/14	1,405

			92,252

		Gas Utilities — 0.2%
8,150		Nisource Finance Corp., 6.800%, 01/15/19	7,302

		Health Care Equipment & Supplies — 0.8%
4,100		Bausch & Lomb, Inc., 9.875%, 11/01/15 (c)	3,741
19,425		Biomet, Inc., 10.000%, 10/15/17 (c)	19,862

			23,603

		Health Care Providers & Services — 6.0%
4,400		Apria Healthcare Group, Inc., 11.250%, 11/01/14 (c) (e)	4,279
9,805		CHS/Community Health Systems, Inc., 8.875%, 07/15/15 (c)	9,695
5,701		DaVita, Inc., 6.625%, 03/15/13	5,345
9,368		FMC Finance III S.A., (Luxembourg), 6.875%, 07/15/17	8,947
3,200		Fresenius Medical Care Capital Trust IV, 7.875%, 06/15/11	3,192
		HCA, Inc.,
2,366		5.750%, 03/15/14	1,834
2,550		6.300%, 10/01/12 (m)	2,269
5,646		6.375%, 01/15/15	4,362
1,275		6.750%, 07/15/13	1,074
8,556		8.500%, 04/15/19 (e)	8,363
2,050		9.125%, 11/15/14	2,014
24,025		9.250%, 11/15/16	23,605
800		9.875%, 02/15/17 (c) (e)	800
9,280		Health Management Associates, Inc., 6.125%, 04/15/16	7,888
3,150		IASIS Healthcare LLC/IASIS Capital Corp., 8.750%, 06/15/14	3,079
1,950		Medco Health Solutions, Inc., 7.125%, 03/15/18	1,944
10,511		Multiplan, Inc., 10.375%, 04/15/16 (c) (e)	9,880
10,817		National Mentor Holdings, Inc., 11.250%, 07/01/14	9,735
		Omnicare, Inc.,
4,150		6.750%, 12/15/13	3,766
6,001		6.875%, 12/15/15	5,401
1,650		Psychiatric Solutions, Inc., 7.750%, 07/15/15	1,485
21,389		TeamHealth, Inc., 11.250%, 12/01/13 (m)	21,175
		Tenet Healthcare Corp.,
425		9.000%, 05/01/15 (c) (e)	434
22,145		9.875%, 07/01/14 (m)	22,145
425		10.000%, 05/01/18 (c) (e)	444
19,185		Vanguard Health Holding Co. II LLC, 9.000%, 10/01/14 (m)	18,801
		Ventas Realty LP/Ventas Capital Corp.,
1,899		6.500%, 06/01/16	1,728
2,500		6.750%, 04/01/17	2,306

			185,990

		Hotels, Restaurants & Leisure — 1.3%
		Host Hotels & Resorts LP,
1,050		6.875%, 11/01/14	950
1,000		7.000%, 08/15/12 (c)	960
151		7.125%, 11/01/13	141
2,550		O’Charley’s, Inc., 9.000%, 11/01/13	2,174
21,820		Six Flags, Inc., 12.250%, 07/15/16 (c) (e)	15,601
		Speedway Motorsports, Inc.,
6,850		6.750%, 06/01/13	6,405
7,500		8.750%, 06/01/16 (e)	7,481
		Starwood Hotels & Resorts Worldwide, Inc.,
151		7.875%, 05/01/12	147
5,400		7.875%, 10/15/14	5,062

			38,921

		Household Durables — 1.5%
		D.R. Horton, Inc.,
1,015		5.375%, 06/15/12	923
15,435		5.625%, 09/15/14	13,120
1,600		5.625%, 01/15/16	1,312
1,000		6.125%, 01/15/14	885
4,900		6.875%, 05/01/13	4,557
12,250		K Hovnanian Enterprises, Inc., 11.500%, 05/01/13 (c)	10,443
4,275		KB Home, 5.875%, 01/15/15	3,655
4,327		M/I Homes, Inc., 6.875%, 04/01/12	3,462
		Meritage Homes Corp.,
2,613		6.250%, 03/15/15	1,967
4,199		7.000%, 05/01/14	3,275
1,600		Pulte Home, Inc., 5.250%, 01/15/14	1,368

			44,967

		Household Products — 0.2%
4,829		Central Garden and Pet Co., 9.125%, 02/01/13	4,575

		Independent Power Producers & Energy Traders — 4.5%
5,075		Calpine Generating Co. LLC, HB, 4,823.931%, 04/01/11 (d)	431
		Dynegy Holdings, Inc.,
2,800		6.875%, 04/01/11	2,667
7,250		7.125%, 05/15/18	4,640
5,900		7.500%, 06/01/15 (c)	4,749
151		8.375%, 05/01/16	122
3,000		8.750%, 02/15/12 (c)	2,857
16,195		Dynegy Roseton/Danskammer Pass-Through Trust, 7.670%, 11/08/16	13,685
		Edison Mission Energy,
8,625		7.000%, 05/15/17 (c)	6,253
2,925		7.200%, 05/15/19	1,978
151		7.500%, 06/15/13 (c)	127
5,400		7.750%, 06/15/16	4,185
1,172		FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	1,067
6,511		Midwest Generation LLC, 8.560%, 01/02/16	6,316
		Mirant Americas Generation LLC,
10,775		8.300%, 05/01/11	10,721
7,130		8.500%, 10/01/21 (c)	5,918
8,401		Mirant North America LLC, 7.375%, 12/31/13 (c)	8,044
		NRG Energy, Inc.,
6,725		7.250%, 02/01/14 (c)	6,439
6,750		7.375%, 02/01/16	6,353
13,325		7.375%, 01/15/17	12,526
2,562		Ormat Funding Corp., 8.250%, 12/30/20 (m)	1,960
		RRI Energy, Inc.,
19,225		6.750%, 12/15/14	18,504
10,780		7.625%, 06/15/14 (c)	9,352
2,600		7.875%, 06/15/17 (c)	2,184
12,953		Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	7,675

			138,753

		Industrial Conglomerates — 0.7%
4,000		Cookson plc, (United Kingdom), 6.970%, 11/01/09 (f) (i)	3,987
21,530		JB Poindexter & Co., Inc., 8.750%, 03/15/14 (m)	14,856
8,519		Milacron Escrow Corp., 11.500%, 05/15/11 (d) (f) (i)	1,618

			20,461

		Industrial Machinery — 0.3%
4,500		Baldor Electric Co., 8.625%, 02/15/17	4,095
		General Cable Corp.,
1,730		7.125%, 04/01/17 (c)	1,583
1,810		VAR, 3.582%, 04/01/15	1,466
		RBS Global, Inc./Rexnord LLC,
4,298		9.500%, 08/01/14 (e)	3,589

			10,733

		Insurance — 1.3%
6,155		Crum & Forster Holdings Corp., 7.750%, 05/01/17	5,109
2,768		Fairfax Financial Holdings Ltd., (Canada), 7.750%, 06/15/17	2,463
		HUB International Holdings, Inc.,
4,250		9.000%, 12/15/14 (e)	3,187
6,105		10.250%, 06/15/15 (e)	3,785
23,950		Liberty Mutual Group, Inc., VAR, 10.750%, 06/15/58 (e)	14,849
		USI Holdings Corp.,
10,954		9.750%, 05/15/15 (c) (e)	5,997
7,630		VAR, 4.758%, 11/15/14 (e)	4,178

			39,568

		Internet & Catalog Retail — 0.1%
3,522		Visant Corp., 7.625%, 10/01/12	3,469

		IT Services — 0.3%
		SunGard Data Systems, Inc.,
2,950		9.125%, 08/15/13	2,839
1,050		10.625%, 05/15/15 (e)	1,016
		Unisys Corp.,
9,351		8.000%, 10/15/12	4,419
2,000		12.500%, 01/15/16 (c)	965

			9,239

		Leisure Equipment & Products — 0.1%
2,040		Eastman Kodak Co., 7.250%, 11/15/13	1,255
2,650		Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	2,067
4,250		True Temper Sports, Inc., 8.375%, 09/15/11 (d) (i)	42

			3,364

		Life Sciences Tools & Services — 0.1%
1,925		Bio-Rad Laboratories, Inc., 8.000%, 09/15/16 (e)	1,930

		Machinery — 0.2%
3,750		Gardner Denver, Inc., 8.000%, 05/01/13	3,319
1,325		SPX Corp., 7.625%, 12/15/14	1,285
1,050		Valmont Industries, Inc., 6.875%, 05/01/14 (c)	1,000

			5,604

		Marine — 0.3%
2,050		Navios Maritime Holdings, Inc., (Marshall Islands), 9.500%, 12/15/14	1,568
600		Stena AB, (Sweden), 7.500%, 11/01/13	468
9,860		Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	6,902

			8,938

		Media — 6.0%
2,200		Allbritton Communications Co., 7.750%, 12/15/12	1,535
4,150		Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., 10.500%, 08/15/14	788
15,200		Block Communications, Inc., 8.250%, 12/15/15 (e)	12,635
4,100		CanWest MediaWorks LP, (Canada), 9.250%, 08/01/15 (e)	410
6,650		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., 10.375%, 04/30/14	6,317
6,150		Charter Communications Holdings LLC/Charter Communications Operating Capital, 10.875%, 09/15/14	6,334
		CSC Holdings, Inc.,
4,250		6.750%, 04/15/12 (c)	4,101
11,676		7.625%, 04/01/11	11,647
250		8.500%, 04/15/14 (c) (e)	249
5,275		Entercom Radio LLC/Entercom Capital, Inc., 7.625%, 03/01/14	3,040
6,600		Fisher Communications, Inc., 8.625%, 09/15/14	5,824
4,523		HSN, Inc., 11.250%, 08/01/16 (e)	3,963
7,160		Idearc, Inc., 8.000%, 11/15/16 (d)	161
		Intelsat Corp.,
12,350		9.250%, 08/15/14 (e)	11,918
2,000		9.250%, 06/15/16 (e)	1,920
1,000		Intelsat Intermediate Holding Co., Ltd., (Bermuda), SUB, 0.000%, 02/01/15 (e)	902
1,350		Intelsat Jackson Holdings Ltd., (Bermuda), 11.250%, 06/15/16	1,384
17,228		Intelsat Subsidiary Holding Co., Ltd., (Bermuda), 8.875%, 01/15/15 (e)	16,970
		Lamar Media Corp.,
2,506		6.625%, 08/15/15	2,055
6,500		6.625%, 08/15/15 (c)	5,525
1,414		6.625%, 08/15/15	1,145
7,325		7.250%, 01/01/13 (c)	6,703
625		LBI Media, Inc., SUB, 11.000%, 10/15/13	195
151		LIN Television Corp., 6.500%, 05/15/13 (c)	105
		Nexstar Broadcasting, Inc.,
1,498		7.000%, 01/15/14	520
4,521		PIK, 7.000%, 01/15/14 (e)	1,289
2,205		Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc., SUB, 11.375%, 04/01/13	786
13,690		Nielsen Finance LLC/Nielsen Finance Co., 11.500%, 05/01/16 (e)	13,005
3,750		Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	3,328
		Radio One, Inc.,
2,850		6.375%, 02/15/13	769
1,000		8.875%, 07/01/11 (c)	380
11		RH Donnelley Corp., 6.875%, 01/15/13 (d)	1
10,318		RH Donnelley, Inc., 11.750%, 05/15/15 (c) (d)	4,720
19,153		Valassis Communications, Inc., 8.250%, 03/01/15 (c)	11,109
		Virgin Media Finance plc, (United Kingdom),
5,935		8.750%, 04/15/14 (c)	5,727
24,036		9.125%, 08/15/16 (c)	23,195
		WMG Acquisition Corp.,
3,262		7.375%, 04/15/14	2,756
2,850		9.500%, 06/15/16 (e)	2,847
10,250		XM Satellite Radio, Inc., 13.000%, 08/01/13 (c) (e)	7,380

			183,638

		Metals & Mining — 1.2%
13,167		AK Steel Corp., 7.750%, 06/15/12 (c)	12,377
4,376		California Steel Industries, Inc., 6.125%, 03/15/14	3,556
4,154		CII Carbon LLC, 11.125%, 11/15/15 (e)	2,866
4,650		FMG Finance Pty Ltd., (Australia), 10.625%, 09/01/16 (e)	4,127
3,875		Gibraltar Industries, Inc., 8.000%, 12/01/15	2,558
1,037		Noranda Aluminum Acquisition Corp., PIK, 5.412%, 05/15/15	549
		Steel Dynamics, Inc.,
4,900		6.750%, 04/01/15	4,177
500		7.375%, 11/01/12	460
2,000		7.750%, 04/15/16 (c) (e)	1,705
5,570		Wolverine Tube, Inc., PIK, 15.000%, 06/30/12 (c) (f)	4,289

			36,664

		Multiline Retail — 0.3%
		Dollar General Corp.,
5,125		10.625%, 07/15/15 (c)	5,420
2,425		PIK, 11.875%, 07/15/17 (c)	2,558
155		Neiman-Marcus Group, Inc. (The), PIK, 9.000%, 10/15/15	83

			8,061

		Multi-Utilities — 1.0%
		AES Corp. (The),
1,500		8.000%, 10/15/17	1,395
2,000		8.000%, 06/01/20	1,760
23,707		8.750%, 05/15/13 (e)	24,122
2,000		9.750%, 04/15/16 (e)	2,010
151		CMS Energy Corp., 6.300%, 02/01/12 (c)	143
3,300		Energy Future Holdings Corp., 10.875%, 11/01/17 (c)	2,343

			31,773

		Office Electronics — 0.0% (g)
151		Xerox Corp., 7.125%, 06/15/10	154

		Oil, Gas & Consumable Fuels — 8.1%
4,250		AmeriGas Partners LP, 7.250%, 05/20/15 (c)	3,995
1,650		AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, 05/20/16	1,528
7,310		Arch Western Finance LLC, 6.750%, 07/01/13	6,652
4,035		Berry Petroleum Co., 8.250%, 11/01/16	3,369
		Chesapeake Energy Corp.,
500		6.375%, 06/15/15 (c)	429
900		6.875%, 01/15/16	776
151		7.500%, 09/15/13 (c)	141
6,600		7.500%, 06/15/14 (m)	6,105
2,400		7.625%, 07/15/13	2,244
4,250		9.500%, 02/15/15	4,197
2,830		Copano Energy LLC/Copano Energy Finance Corp., 7.750%, 06/01/18	2,505
4,305		6.875%, 06/15/14 (m)	4,077
3,661		7.250%, 06/01/18 (c)	3,372
1,500		7.875%, 06/15/12 (c)	1,470
5,600		8.250%, 02/15/16	5,558
4,700		12.000%, 12/12/13	5,170
4,750		El Paso Performance-Linked Trust, 7.750%, 07/15/11 (e)	4,692
		Encore Acquisition Co.,
3,438		6.000%, 07/15/15	2,836
3,525		6.250%, 04/15/14 (c)	3,005
5,675		7.250%, 12/01/17	4,753
2,000		9.500%, 05/01/16 (c)	1,940
3,000		Ferrell Gas Co., 7.420%, 08/01/13 (f) (i)	2,655
151		Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., 6.750%, 05/01/14	137
2,400		Ferrellgas Partners LP, 6.750%, 05/01/14 (e)	2,184
		Forest Oil Corp.,
21,938		7.250%, 06/15/19 (c)	18,867
8,165		8.500%, 02/15/14 (e)	7,879
		Frontier Oil Corp.,
1,451		6.625%, 10/01/11	1,418
7,355		8.500%, 09/15/16	7,282
5,750		Gibson Energy ULC/GEP Midstream Finance Corp., (Canada), 11.750%, 05/27/14 (e)	5,592
11,575		Holly Energy Partners LP, 6.250%, 03/01/15	9,607
		Inergy LP/Inergy Finance Corp.,
1,651		6.875%, 12/15/14	1,511
5,525		8.250%, 03/01/16	5,401
750		8.750%, 03/01/15 (e)	742
151		Kerr-McGee Corp., 6.875%, 09/15/11	160
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
2,452		6.875%, 11/01/14	2,011
1,700		8.750%, 04/15/18	1,411
7,225		Massey Energy Co., 6.875%, 12/15/13	6,394
		Newfield Exploration Co.,
6,180		6.625%, 09/01/14	5,686
5,175		7.125%, 05/15/18	4,657
500		Northwest Pipeline Corp., 7.000%, 06/15/16	506
		Pacific Energy Partners LP/Pacific Energy Finance Corp.,
800		6.250%, 09/15/15 (m)	720
4,250		7.125%, 06/15/14 (m)	4,253
151		Peabody Energy Corp., 6.875%, 03/15/13	146
		Pioneer Natural Resources Co.,
1,999		5.875%, 07/15/16 (c)	1,739
4,605		6.650%, 03/15/17	4,039
1,600		6.875%, 05/01/18	1,397
6,000		Plains Exploration & Production Co., 10.000%, 03/01/16 (c)	5,985
		Range Resources Corp.,
400		7.250%, 05/01/18	375
16,097		7.500%, 05/15/16 (m)	15,453
1,000		8.000%, 05/15/19	985
11,750		Sabine Pass LNG LP, 7.250%, 11/30/13 (c)	9,987
1,725		Southwestern Energy Co., 7.500%, 02/01/18 (e)	1,643
11,849		Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.875%, 12/15/13	11,138
9,980		Swift Energy Co., 7.125%, 06/01/17	6,238
7,585		Targa Resources Partners LP, 8.250%, 07/01/16 (e)	6,296
600		Tennessee Gas Pipeline Co., 8.000%, 02/01/16 (e)	611
		Tesoro Corp.,
3,908		6.250%, 11/01/12	3,566
4,870		6.625%, 11/01/15 (c)	4,146
7,425		W&T Offshore, Inc., 8.250%, 06/15/14 (c) (e)	5,643
		Williams Cos., Inc.,
5,175		7.625%, 07/15/19 (m)	5,045
2,326		8.125%, 03/15/12 (c)	2,379
		Williams Partners LP/Williams Partners Finance Corp.,
2,345		7.250%, 02/01/17	2,111
1,625		7.500%, 06/15/11	1,592

			248,401

		Paper & Forest Products — 2.3%
		Abitibi-Consolidated Co. of Canada, (Canada),
2,515		6.000%, 06/20/13 (d)	226
1,100		7.750%, 06/15/11 (d)	105
5,175		8.375%, 04/01/15 (d)	492
10,347		13.750%, 04/01/11 (d) (e)	9,519
		Abitibi-Consolidated, Inc., (Canada),
680		8.550%, 08/01/10 (d)	71
1,958		8.850%, 08/01/30 (d)	196
4,150		Bowater Canada Finance Corp., (Canada), 7.950%, 11/15/11 (d)	820
12,248		Cascades, Inc., (Canada), 7.250%, 02/15/13 (m)	10,564
		Domtar Corp.,
8,250		7.125%, 08/15/15 (c)	6,848
2,645		7.875%, 10/15/11	2,357
		Georgia-Pacific LLC,
4,400		7.000%, 01/15/15 (e)	4,158
8,515		7.125%, 01/15/17 (e)	8,004
151		8.125%, 05/15/11 (c)	152
3,800		8.250%, 05/01/16 (e)	3,743
3,070		International Paper Co., 9.375%, 05/15/19	3,090
18,595		Jefferson Smurfit Corp., 8.250%, 10/01/12 (d)	5,857
4,700		NewPage Corp., 10.000%, 05/01/12 (c)	2,632
		Smurfit-Stone Container Enterprises, Inc.,
16,110		8.000%, 03/15/17 (d)	5,236
8,455		8.375%, 07/01/12 (d)	2,663
		Verso Paper Holdings LLC/Verso Paper, Inc.,
4,425		9.125%, 08/01/14	2,633
3,650		11.375%, 08/01/16	1,496
1,050		11.500%, 07/01/14 (e)	966

			71,828

		Pharmaceuticals — 0.8%
6,727		Celtic Pharma Phinco B.V., 17.000%, 06/15/12 (i)	4,373
		Elan Finance plc/Elan Finance Corp., (Ireland),
13,176		7.750%, 11/15/11	11,858
10,350		VAR, 4.883%, 11/15/11	8,953

			25,184

		Real Estate Investment Trusts (REITs) — 0.0% (g)
506		HRPT Properties Trust, 5.750%, 02/15/14 (c)	422

		Road & Rail — 1.1%
4,833		Erac USA Finance Co., 6.375%, 10/15/17 (e)	4,059
151		Hertz Corp. (The), 8.875%, 01/01/14	137
		Kansas City Southern de Mexico S.A. de C.V., (Mexico),
1,854		7.375%, 06/01/14	1,465
1,960		7.625%, 12/01/13	1,607
6,245		12.500%, 04/01/16 (e)	5,870
7,175		Kansas City Southern Railway, 8.000%, 06/01/15	6,171
		Quality Distribution LLC/QD Capital Corp.,
2,275		9.000%, 11/15/10 (i)	1,137
2,050		VAR, 5.631%, 01/15/12 (i)	1,133
14,743		RSC Equipment Rental, Inc., 9.500%, 12/01/14	11,500

			33,079

		Semiconductors & Semiconductor Equipment — 0.8%
10,300		Amkor Technology, Inc., 7.750%, 05/15/13	9,219
		MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co.,
		(Luxembourg),
3,525		6.875%, 12/15/11 (c) (d) (i)	2
4,875		VAR, 0.000%, 12/15/11 (d) (i)	3
		NXP BV/NXP Funding LLC, (Netherlands),
4,675		3.881%, 10/15/13 (c) (e)	1,321
9,275		7.875%, 10/15/14 (e)	3,292
14,000		Spansion, Inc., VAR, 0.000%, 06/01/13 (d)	8,820
		STATS ChipPAC Ltd., (Singapore),
1,100		6.750%, 11/15/11	1,023
600		7.500%, 07/19/10	582

			24,262

		Specialty Retail — 2.0%
9,150		ACE Hardware Corp., 9.125%, 06/01/16 (e)	8,693
1,650		Brown Shoe Co., Inc., 8.750%, 05/01/12	1,407
19,646		Burlington Coat Factory Warehouse Corp., 11.125%, 04/15/14 (c)	14,243
8,100		Collective Brands, Inc., 8.250%, 08/01/13	6,966
21,447		General Nutrition Centers, Inc., VAR, 6.404%, 03/15/14	17,747
4,750		Penske Auto Group, Inc., 7.750%, 12/15/16 (c)	3,657
3,010		PEP Boys - Manny, Moe & Jack, 7.500%, 12/15/14	2,273
3,250		Southern States Cooperative, Inc., 11.000%, 11/01/10 (e) (i)	2,990
4,225		Susser Holdings LLC & Susser Finance Corp., 10.625%, 12/15/13	4,246

			62,222

		Textiles, Apparel & Luxury Goods — 0.2%
2,258		Broder Brothers Co., 12.000%, 10/15/13 (c) (f)	1,524
4,925		Hanesbrands, Inc., VAR, 5.697%, 12/15/14 (c)	3,965
151		Quiksilver, Inc., 6.875%, 04/15/15	100

			5,589

		Tobacco — 0.5%
		Alliance One International, Inc.,
15,142		11.000%, 05/15/12	15,256
1,175		12.750%, 11/15/12	1,140
151		Reynolds American, Inc., 7.250%, 06/01/13	151

			16,547

		Trading Companies & Distributors — 0.1%
4,190		Noble Group Ltd., (Bermuda), 6.625%, 03/17/15 (e)	3,561

		Transportation Services — 0.0% (g)
5,600		IdleAire Technologies Corp., SUB, 12/15/12 (d) (f) (i)	56

		Wireless Telecommunication Services — 3.4%
7,500		American Tower Corp., 7.250%, 05/15/19 (e)	7,313
5,195		CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17 (e)	5,117
		Cricket Communications, Inc.,
4,810		7.750%, 05/15/16 (e)	4,648
10,485		9.375%, 11/01/14	10,432
2,063		10.000%, 07/15/15 (e)	2,084
3,720		Crown Castle International Corp., 9.000%, 01/15/15	3,757
7,510		iPCS, Inc., VAR, 3.152%, 05/01/13 (c)	6,215
		MetroPCS Wireless, Inc.,
16,125		9.250%, 11/01/14	16,185
225		9.250%, 11/01/14 (e)	225
151		Rogers Wireless, Inc., (Canada), 9.625%, 05/01/11	161
58,935		Sprint Nextel Corp., 6.000%, 12/01/16	47,885
			104,022
		Total Corporate Bonds (Cost $2,715,486)	2,482,623
SHARES

		Common Stocks — 0.1%
		Airlines — 0.0% (g)
124		Delta Air Lines, Inc. (a)	721

		Diversified Telecommunication Services — 0.0% (g)
1		AboveNet, Inc. (a)	46
1		XO Holdings, Inc. (a)	1

			47
		Independent Power Producers & Energy Traders — 0.0% (g)
7		Mirant Corp. (a)	107

		Media — 0.1%
54		Time Warner Cable, Inc., Class A	1,667

		Textiles, Apparel & Luxury Goods — 0.0%
66		WestPoint International, Inc. (a) (f)	—

		Total Common Stocks
		(Cost $10,285)	2,542
		Preferred Stocks — 0.2%
		Commercial Banks — 0.2%
8		Bank of America Corp., Series L, 7.250%, 01/30/13 (x)	6,266

		Media — 0.0% (g)
77		Spanish Broadcasting System, Inc. (a) (f)	—	(h)
1		Spanish Broadcasting System, (f) (x) Inc., Series B, PIK, 10.750%,	232

		Total Preferred Stocks (Cost $5,731)	6,498
PRINCIPAL AMOUNT ($)

		Loan Participations & Assignments — 11.4%
		Aerospace & Defense — 0.1%
402		Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 3.220%, 03/26/14	237
		Hawker Beechcraft Acquisition Co. LLC, Term Loan,
4,579		2.319%, 03/26/14	2,699
2,252		3.220%, 03/26/14	1,327

			4,263

		Airlines — 0.1%
		Delta Airlines, Inc., 1st Lien,
285		0.261%, 04/30/14	244
4,811		2.414%, 04/30/14	4,124

			4,368

		Auto Components — 0.1%
1,815		Delphi Corp., Initial Tranche C, 10.500%, 06/30/09 (d)	598
185		Delphi Corp., Subsequent Tranche C, 10.500%, 06/30/09 (d)	61
		Lear Corp. Term Loan,
476		3.032%, 04/25/12	317
810		3.034%, 04/25/12	540
172		3.036%, 04/25/12	115
233		3.059%, 04/25/12	155
101		3.629%, 04/25/12	67
202		3.970%, 04/25/12	135

			1,988

		Automobiles — 0.5%
		Ford Motor Co., Term Loan B,
9,918		3.350%, 12/15/13	10,657
4,959		4.140%, 12/15/13	3,543

			14,200

		Building Products — 0.0% (g)
313		Jacuzzi Brands Corp., 1st Lien Letter of Credit, 1.120%, 02/07/14 (i)	106
3,491		Jacuzzi Brands Corp., 1st Lien Term Loan B, 2.569%, 02/07/14 (i)	1,187

			1,293

		Capital Markets — 0.0% (g)
		LPL Holdings, Inc., Tranche C, Term Loan D,
–	(h)	2.229%, 06/28/13	–	(h)
–	(h)	3.209%, 06/28/13	–	(h)

			–	(h)

		Chemicals — 0.6%
2,000		Cristal Inorganic Chemical, 2nd Lien Term Loan, 6.970%, 05/15/14 (i)	1,200
7,277		Cristal Inorganic Chemicals, 1st Lien Term Loan, 3.470%, 05/15/14 (i)	5,167
1,923		Lyondell Chemical Co., New Money DIP Term Loan, 13.000%, 12/15/09	1,974
2,882		Lyondell Chemical Co., Roll-Up DIP Term Loan, 5.940%, 12/15/09	2,297
		Lyondell Chemical Co., Tranche A Dollar Term Loan,
927		5.750%, 12/20/13	388
305		5.750%, 12/22/14	128
1,616		Lyondell Chemical Co., Tranche B-1 Dollar Term Loan, 7.000%, 12/20/14	676
372		Lyondell Chemical Co., Tranche B-1 Euro Term Loan, 6.000%, 12/22/14	156
1,616		Lyondell Chemical Co., Tranche B-2 Dollar Term Loan, 7.000%, 12/20/14	676
372		Lyondell Chemical Co., Tranche B-2 Euro Term Loan, 6.000%, 12/22/14	156
1,616		Lyondell Chemical Co., Tranche B-3 Dollar Term Loan, 7.000%, 12/20/14	676
372		Lyondell Chemical Co., Tranche B-3 Euro Term Loan, 6.000%, 12/22/14	156
486		Lyondell Chemical Co., Tranche Primary Revolving Credit Loan, 5.750%, 12/20/14	204

130		Lyondell Chemical Co., Tranche Revolving Credit Loan, 5.750%, 12/20/13	54
5,921		Momentive Performance Materials, Inc., Term Loan B, 2.625%, 12/04/13	4,270
		Texas PetroChemicals LP, Incremental Term Loan,
393		2.875%, 06/27/13	208
100		2.875%, 06/27/13	53
		Texas PetroChemicals LP, Term Loan B,
1,429		2.875%, 06/27/13	757
31		2.875%, 06/27/13	16

			19,212

		Commercial Services & Supplies — 0.6%
174		Cenveo Corp., Delayed Draw Term Loan C, 5.727%, 06/21/13	158
5,977		Cenveo Corp., Term Loan C, 5.727%, 06/21/13	5,394
		Clarke American Corp., Term Loan B,
1,828		2.819%, 06/27/14	1,417
3,432		2.819%, 06/27/14	2,660
1,114		2.819%, 06/27/14	863
1,338		2.819%, 06/27/14	1,037
1,347		3.707%, 06/27/14	1,044
2,246		3.720%, 06/27/14	1,740
4,581		3.720%, 06/27/14	3,551

			17,864

		Communications Equipment — 0.1%
2,097		Brocade Communiciations Systems, Inc., Term Loan, 7.000%, 09/25/13	2,067

		Computers & Peripherals — 0.1%
2,925		Stratus Technologies, Inc., 1st Lien Term Loan, 4.990%, 03/29/11 (i)	1,540
4,053		Stratus Technologies, Inc., 2nd Lien Term Loan, 10.990%, 03/29/12 (i)	608

			2,148

		Construction & Engineering — 0.1%
		Rental Service Corp., 2nd Lien Term Loan,
529		3.820%, 11/30/13	385
1,327		4.670%, 11/30/13	966
531		4.670%, 11/30/13	386

			1,737

		Containers & Packaging — 0.0% (g)
1,500		Berry Plastics Holding, Term Loan C, 2.382%, 04/03/14	1,195

		Diversified Financial Services — 0.1%
		Checksmart Financial Co., Term Loan B,
1,389		3.070%, 05/01/12 (i)	493
2,872		3.970%, 05/01/12 (i)	1,020

			1,513

		Diversified Manufacturing — 0.2%
11,056		BOC Edwards, 1st Priority Lien Term Loan, 2.428%, 05/31/14	6,841

		Diversified Telecommunication Services — 0.6%
4,690		CavTel Holdings LLC, Term Loan, 9.500%, 12/31/12 (i)	2,486
		Level 3 Communications, Term Loan B,
4,086		2.604%, 03/13/14	3,279
8,714		3.389%, 03/13/14	6,993
1,000		11.500%, 03/13/14	1,021
308		PAETEC Holding Corp., 1st Lien Term Loan, 2.819%, 02/28/13	279
3,303		Time Warner Telecom, Term Loan B, 2.320%, 11/30/10	3,048

			17,106

		Electronic Equipment, Instruments & Components — 0.0% (g)
1,335		Isola Group S.A.R.L., 1st Lien Term Loan, 11.000%, 12/18/12 (d) (i)	694
750		Isola Group S.A.R.L., 2nd Lien Term Loan, 17.750%, 12/18/13 (d) (i)	150

			844

		Energy Equipment & Services — 0.1%
		Moreno Group LLC, Delayed Draw Term Loan B,
324		3.069%, 05/10/14 (i)	220
222		3.164%, 05/10/14 (i)	151
		Moreno Group LLC, Term Loan B,
244		3.069%, 05/10/14 (i)	166
1,201		3.069%, 05/10/14 (i)	817
900		3.161%, 05/10/14 (i)	612
800		3.977%, 05/10/14 (i)	544

			2,510

		Food & Staples Retailing — 0.1%
2,244		Rite Aid Corp., Term Loan 3, 6.000%, 06/04/14	1,854

		Food Products — 0.1%
454		Dole Food Co., Inc., Letter of Credit, 1.139%, 04/12/13	452
		Dole Food Co., Inc., Term Loan B,
38		7.250%, 04/12/13	38
759		8.000%, 04/12/13	755
		Dole Food Co., Inc., Term Loan C,
105		7.250%, 04/12/13	104
2,862		8.000%, 04/12/13	2,849

			4,198

		Gaming — 1.2%
2,916		Fontainebleau Las Vegas, Delayed Draw Term Loan B, 4.316%, 06/06/14	379
5,833		Fontainebleau Las Vegas, Initial Term Loan, 4.527%, 06/06/14	758
		Harrah’s Operating Co., Inc., Term B-2 Loan,
47		3.437%, 01/28/15	36
27,619		4.092%, 01/28/15	21,152
1,718		Isle of Capri Casinos, Inc., Delayed Draw Term Loan A, 2.970%, 11/25/13	1,468
2,156		Isle of Capri Casinos, Inc., Delayed Draw Term Loan B, 2.069%, 11/25/13	1,843
5,390		Isle of Capri Casinos, Inc., Term Loan B, 2.970%, 11/25/13	4,606
1,848		Venetian Macau, Incremental Term Loan, 2.570%, 05/25/13	1,534
4,726		Venetian Macau, Term Loan B, 2.570%, 05/25/13	3,923

			35,699

		Health Care Equipment & Supplies — 0.0% (g)
		Carestream Health, Inc., 1st Lien Term Loan,
606		2.319%, 04/30/13	521
412		2.319%, 04/30/13	354

			875

		Health Care Providers & Services — 0.4%
504		Community Health Systems, Inc., Delayed Draw, 2.569%, 07/25/14	449
		Community Health Systems, Inc., Term Loan,
704		2.569%, 07/25/14	627
9,170		2.924%, 07/25/14	8,164
		Fresenius Medical Care, Term Loan B,
10		2.514%, 03/31/11	10
51		2.607%, 03/31/11	47
211		2.607%, 03/31/11	197
52		2.674%, 03/31/11	48
4,243		HCA, Inc., Term Loan B, 3.470%, 11/18/13	3,782

			13,324

		Hotels, Restaurants & Leisure — 0.4%
257		ARAMARK Corp., Letter of Credit, 0.351%, 01/26/14	232
4,038		ARAMARK Corp., Term Loan, 3.095%, 01/26/14	3,658
		Outback Steakhouse, Prerefunded RC Commitment,
147		1.140%, 06/14/13	109
21		1.140%, 06/14/13	16
3,901		Outback Steakhouse, Term Loan B, 2.625%, 06/14/14	2,893
		Six Flags Theme Parks, Inc., Term Loan B,
18		3.120%, 04/30/15	13
272		3.350%, 04/30/15	208
4,941		3.350%, 04/30/15	3,785
1,647		3.420%, 04/30/15	1,262

			12,176

		Household Products — 0.4%
		Spectrum Brands, Inc., Letter of Credit,
343		0.000%, 03/30/13 (d)	281
325		0.017%, 03/30/13 (d)	266
		Spectrum Brands, Inc., Term Loan B,
14,686		0.000%, 03/30/13 (d)	12,048

			12,595

		Independent Power Producers & Energy Traders — 2.0%
40,106		Calpine Corp., 1st Priority Lien, 4.095%, 03/29/14	34,854
3,292		Novelis, Inc., U.S. Term Loan A, 3.220%, 07/06/14	2,732
3,520		NRG Energy, Inc. (Opco), Credit-Linked Deposit LC, 1.120%, 02/01/13	3,253
6,588		NRG Energy, Inc. (Opco), Term Loan B, 2.720%, 02/01/13	6,088
5,500		TPF Generation Holdings LLC, 2nd Lien Term Loan, 4.569%, 12/15/14	4,339
		TXU, Initial Tranche B-1 Term Loan,
8		3.819%, 10/10/14	5
982		3.882%, 10/10/14	672
		TXU, Initial Tranche B-2 Term Loan,
20		3.819%, 10/10/14	14
1,952		3.882%, 10/10/14	1,348
		TXU, Initial Tranche B-3 Term Loan,
114		3.819%, 10/10/14	79
11,147		3.882%, 10/10/14	7,695

			61,079

		Industrial Conglomerates — 0.1%
2,264		Milacron, Inc., Dip Term Loan, 19.000%, 10/07/09 (f)	3,848

		Industrial Machinery — 0.2%
		Baldor Electric Co., Term Loan,
3,554		5.250%, 01/31/14	3,394
1,379		Rexnord Corp., Incremental Term Loan, 2.375%, 07/19/13	1,079
		Rexnord Corp., Term Loan B,
1,574		2.937%, 07/19/13	1,243
2,164		3.625%, 07/19/13	1,710

			7,426

		Insurance — 0.0% (g)
980		Swett & Crawford, 1st Lien Term Loan, 2.569%, 04/03/14	539

		IT Services — 0.6%
1,363		CompuCom Systems, Term Loan, 3.820%, 08/23/14 (i)	1,172
		First Data Corp., Initial Tranche B1,
2,600		3.059%, 09/24/14	1,924
158		3.069%, 09/24/14	117
		First Data Corp., Initial Tranche B-3 Term Loan,
9,045		3.059%, 09/24/14	6,661
7,754		3.059%, 09/24/14	5,737
1,019		3.069%, 09/24/14	750
		SunGard Data Systems, Inc., Term Loan B, (Germany),
753		2.132%, 02/11/13	685
275		2.132%, 02/11/13	251
1,443		2.724%, 02/11/13	1,314

			18,611

		Leisure Equipment & Products — 0.0% (g)
1,516		True Temper Sports, Inc., 2nd Lien, Term Loan, 6.600%, 06/30/11 (d) (i)	303

		Media — 1.0%
11,941		CCO Holdings LLC, 3rd Lien Term Loan, 6.750%, 09/06/14	8,635
6,337		Cengage Learning Acquisitions, Term Loan, 2.820%, 07/15/14	4,924
		CSC Holdings, Inc., Incremental Term Loan,
347		2.094%, 03/29/13	324
1		2.250%, 03/29/13	1
2,196		High Plains Broadcasting Operating Co. LLC, Term Loan, 7.250%, 09/14/16	1,071
		Idearc, Inc., Term Loan B,
259		3.220%, 11/17/14	101
5,590		3.220%, 11/17/14	2,183
8,301		Newport Television LLC, Term Loan, 8.000%, 09/14/16	4,047
2,216		Sirius Satellite Radio, Term Loan, 2.625%, 12/20/12	1,884
		Univision Communications, Inc., 1st Lien Term Loan,
680		2.569%, 09/20/14	468
10,570		2.569%, 09/20/14	7,280
–	(h)	Valassis Communications, Inc., Delayed Draw, 2.070%, 03/02/14	–	(h)
–	(h)	WMG Acquisition Corp., Term Loan, 4.250%, 02/28/11	–	(h)

			30,918

		Metals & Mining — 0.0% (g)
1,496		Novelis, Inc., U.S. Term Loan A, 2.320%, 07/06/14	1,242

		Multiline Retail — 0.2%
		Dollar General Corp., Tranche B-1 Term Loan,
517		3.069%, 07/07/14	480
109		3.069%, 07/07/14	101
158		3.085%, 07/07/14	144
137		3.145%, 07/07/14	126
929		3.789%, 07/07/14	863
		Dollar General Corp., Tranche B-2 Term Loan,
2,438		3.069%, 07/07/14	2,231
813		3.070%, 07/07/14	744

			4,689

		Oil, Gas & Consumable Fuels — 0.3%
		Atlas Pipeline Partners, Term Loan,
3,520		3.070%, 07/27/14	3,146
99		3.180%, 07/27/14	89
6,000		Western Refining, Inc., Term Loan, 8.250%, 05/30/14	5,584

			8,819

		Paper & Forest Products — 0.3%
9,973		Abitibi, Inc., Term Loan, 9.500%, 03/31/11 (d)	7,613
		Georgia-Pacific LLC, Term Loan B,
95		2.319%, 12/20/12	87
80		3.293%, 12/20/12	74
1,283		3.293%, 12/20/12	1,187
		New Page Corp., Term Loan,
542		4.062%, 12/21/14	438
1,413		5.000%, 12/21/14	1,141

			10,540

		Semiconductors & Semiconductor Equipment — 0.2%
2,643		Freescale Semiconductor, Inc., Incremental Term Loan, 12.500%, 12/15/14	1,887
4,833		Freescale Semiconductor, Inc., Term Loan, 2.168%, 11/29/13	2,977

			4,864

		Specialty Retail — 0.2%
		General Nutrition Centers, Inc., Term Loan B,
3,063		2.570%, 09/16/13	2,622
3,553		3.450%, 09/16/13	3,041
1,184		3.490%, 09/16/13	1,014

			6,677

		Textiles, Apparel & Luxury Goods — 0.1%
		Polymer Group, Inc., Term Loan B,
1,784		2.570%, 11/22/12	1,574
3,420		3.490%, 11/22/12	3,018

			4,592

		Wireless Telecommunication Services — 0.3%
		MetroPCS Wireless, Inc., Term Loan B,
3,173		2.625%, 11/03/13	2,997
5,666		3.313%, 11/03/13	5,353

			8,350

		Total Loan Participations & Assignments
		(Cost 399,544)	352,367
		Total Long-Term Investments
		(Cost $3,138,908)	2,850,961

		Rights — 0.0%
		Textiles, Apparel & Luxury Goods — 0.0%
59		WestPoint International, Inc., expiring 06/08/18 (a) (f) (Cost $—)	–

NUMBER OF WARRANTS

		Warrants - 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
–	(h)	AboveNet, Inc., expiring 09/08/10 (Strike Price $24.00) (a) (f)	11
		XO Holdings, Inc.,
2		Class B expiring 1/16/10 (Strike Price $6.25) (a)	–	(h)
2		Class B expiring 1/16/10 (Strike Price $10.00) (a)	–	(h)
2		Class B expiring 1/16/10 (Strike Price $7.50) (a)	–	(h)

			11

		Transportation Services — 0.0%
6		IdleAire Technologies Corp., expiring 12/15/15 (Strike Price $1.00) (a) (f)	–
		Total Warrants
		(Cost –)	11

SHARES

		Short-Term Investment — 7.1%
		Investment Company — 7.1%
220,499		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.560% (b) (l) (Cost $220,499)	220,499

PRINCIPAL AMOUNT ($)

		Investments of Cash Collateral for Securities on Loan — 6.5%
		Asset-Backed Securities — 0.1%
1,449		GSAA Trust, Series 2005-15, Class 2A1, VAR, 0.399%, 06/29/09 (i)	1,200
2,133		GSAA Trust, Series 2006-3, Class A1, VAR, 0.389%, 06/29/09 (i)	1,642

			2,842

		Corporate Notes — 1.0%
9,000		BBVA Senior Finance S.A., (Spain), VAR, 1.381%, 03/12/10 (e)	8,867
6,000		General Electric Capital Corp., VAR, 0.400%, 03/12/10	5,888
2,000		Monumental Global Funding III, VAR, 0.395%, 03/26/10 (e)	1,915
11,000		Monumental Global Funding III, VAR, 0.711%, 05/24/10 (e)	10,510
5,000		Pricoa Global Funding I, VAR, 0.405%, 12/15/09 (e)	4,789

			31,969

SHARES

		Investment Company — 5.4%
164,960		JPMorgan Prime Money Market Fund, Capital Shares, 0.570% 09/02/08 (b) (l)	164,960

		Total Investments of Cash Collateral for Securities on Loan (Cost $201,542)	199,771

		Total Investments — 106.0% (Cost $3,560,949)	3,271,242
		Liabilities in Excess of Other Assets — (6.0)%	(185,831)

		NET ASSETS — 100.0%	$3,085,411

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DIP	—	Debtor-in-possession

GMAC	—	General Motors Acceptance Corp.
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

PIK	—	Payment-in-Kind
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2009.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $27,793,000 which amounts to 0.90% of total investments (excluding cash collateral for securities on loan).

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(i)

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2009.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,271
Aggregate gross unrealized depreciation	(377,978)

Net unrealized appreciation/depreciation	$(289,707)

Federal income tax cost of investments	$3,560,949

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 388,001	$ —
Level 2 – Other significant observable inputs	2,855,448	—
Level 3 – Significant unobservable inputs	27,793	—
Total	$ 3,271,242	$ —

* Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*

Balance as of 02/28/09	$ 16,713	$ —
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	677	—
Net amortization/accretion	126	—
Net purchases (sales)	8,658	—
Net transfers in (out) of Level 3	1,619	—
Balance as of 05/31/09	$ 27,793	$ —

* Other financial instruments may include futures, forwards and swap contracts.

Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2009, which were valued using significant unobservable inputs (level 3), amounted to approximately $(2,923,000).

JPMorgan Intermediate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 99.3%
		Asset-Backed Securities — 1.8%
		AmeriCredit Automobile Receivables Trust,
550		Series 2005-BM, Class A4, VAR, 0.494%, 05/06/12	527
316		Series 2007-CM, Class A3B, VAR, 0.444%, 05/07/12	311
200		Series 2008-AF, Class A3, 5.680%, 12/12/12	193
400		Series 2008-AF, Class A4, 6.960%, 10/14/14	365
156		Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.679%, 04/25/36 (i)	96
160		Capital One Auto Finance Trust, Series 2007-C, Class A3A, 5.130%, 04/16/12	159
713		Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A7, SUB, 4.277%, 09/25/33	609
3,390		Citibank Credit Card Issuance Trust, Series 2002-C2, Class C2, 6.950%, 02/18/14	3,229
		CNH Equipment Trust,
300		Series 2008-B, Class A3A, 4.780%, 07/16/12	304
600		Series 2008-B, Class A4A, 5.600%, 11/17/14	600
221		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	146
400		Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	408
1,000		Ford Credit Auto Owner Trust, Series 2006-B, Class A4, 5.250%, 09/15/11	1,028
514		GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	299
		Honda Auto Receivables Owner Trust,
785		Series 2009-2, Class A3, 2.790%, 01/15/13	790
300		Series 2009-2, Class A4, 4.430%, 07/15/15	304
500		Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.100%, 06/15/12	502
150		Indymac Residential Asset Backed Trust, Series 2006-A, Class A3, VAR, 0.509%, 03/25/36	77
		Long Beach Mortgage Loan Trust,
250		Series 2006-8, Class 2A2, VAR, 0.399%, 09/25/36	111
371		Series 2006-WL2, Class 2A3, VAR, 0.509%, 01/25/36	249
46		MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A1, VAR, 0.349%, 08/25/36	43
		MBNA Credit Card Master Note Trust,
1,893		Series 2002-C1, Class C1, 6.800%, 07/15/14	1,781
997		Series 2003-C1, Class C1, VAR, 2.044%, 06/15/12	960
1,755		MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.850%, 02/15/12(e)	1,758
100		Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	34
377		Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	274
200		Volkswagen Auto Loan Enhanced Trust, Series 2008-1, Class A3, 4.500%, 07/20/12	203

		Total Asset-Backed Securities (Cost $16,328)	15,360

		Collateralized Mortgage Obligations — 45.8%
		Agency CMO — 39.3%
610		Federal Home Loan Bank System, Series 2000-0606, Class Y, 5.270%, 12/28/12	654
501		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	540
		Federal Home Loan Mortgage Corp. REMICS,
50		Series 11, Class D, 9.500%, 07/15/19	54
1		Series 41, Class I, HB, 84.000%, 05/15/20	2
25		Series 46, Class B, 7.800%, 09/15/20	27
8		Series 47, Class F, 10.000%, 06/15/20	9
1		Series 85, Class C, 8.600%, 01/15/21	1
25		Series 99, Class Z, 9.500%, 01/15/21	27
116		Series 114, Class H, 6.950%, 01/15/21	124
–	(h)	Series 204, Class E, HB, IF, 1,813.884%, 05/15/23	5
8		Series 1079, Class S, HB, IF, 32.725%, 05/15/21	12
8		Series 1084, Class F, VAR, 1.325%, 05/15/21	8
5		Series 1084, Class S, HB, IF, 43.537%, 05/15/21	7
61		Series 1144, Class KB, 8.500%, 09/15/21	67
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	3
1		Series 1196, Class B, HB, IF, 1,153.506%, 01/15/22	12
90		Series 1206, Class IA, 7.000%, 03/15/22	90
510		Series 1212, Class IZ, 8.000%, 02/15/22	523
60		Series 1250, Class J, 7.000%, 05/15/22	64
181		Series 1343, Class LA, 8.000%, 08/15/22	202
776		Series 1466, Class PZ, 7.500%, 02/15/23	831
10		Series 1470, Class F, VAR, 2.627%, 02/15/23	10
313		Series 1491, Class I, 7.500%, 04/15/23	320
308		Series 1518, Class G, IF, 8.702%, 05/15/23	321
278		Series 1541, Class O, VAR, 2.400%, 07/15/23	277
146		Series 1558, Class D, 6.500%, 07/15/23	148
11		Series 1602, Class SA, HB, IF, 21.531%, 10/15/23	15
774		Series 1607, Class H, 6.250%, 10/15/13	789
1,017		Series 1608, Class L, 6.500%, 09/15/23	1,097
913		Series 1609, Class LG, IF, 16.521%, 11/15/23	1,058
214		Series 1611, Class JA, VAR, 1.625%, 08/15/23	215
195		Series 1611, Class JB, HB, IF, 20.836%, 08/15/23	208
16		Series 1671, Class L, 7.000%, 02/15/24	17
6		Series 1685, Class Z, 6.000%, 11/15/23	6
127		Series 1700, Class GA, PO, 02/15/24	115
1,595		Series 1706, Class K, 7.000%, 03/15/24	1,724
103		Series 1745, Class D, 7.500%, 08/15/24	111
339		Series 1798, Class F, 5.000%, 05/15/23	351
15		Series 1807, Class G, 9.000%, 10/15/20	16
1,380		Series 1927, Class PH, 7.500%, 01/15/27	1,484
652		Series 1981, Class Z, 6.000%, 05/15/27	696
200		Series 1987, Class PE, 7.500%, 09/15/27	200
326		Series 2025, Class PE, 6.300%, 01/15/13	330
101		Series 2033, Class SN, HB, IF, 24.125%, 03/15/24	39
275		Series 2038, Class PN, IO, 7.000%, 03/15/28	26
1,211		Series 2040, Class PE, 7.500%, 03/15/28	1,239
434		Series 2056, Class TD, 6.500%, 05/15/18	467
1,756		Series 2063, Class PG, 6.500%, 06/15/28	1,861
241		Series 2064, Class TE, 7.000%, 06/15/28	258
1,182		Series 2075, Class PH, 6.500%, 08/15/28	1,264
1,144		Series 2075, Class PM, 6.250%, 08/15/28	1,221
309		Series 2089, Class PJ, IO, 7.000%, 10/15/28	48
189		Series 2102, Class TC, 6.000%, 12/15/13	200
938		Series 2125, Class JZ, 6.000%, 02/15/29	1,000
120		Series 2163, Class PC, IO, 7.500%, 06/15/29	18
1,994		Series 2169, Class TB, 7.000%, 06/15/29	2,155
798		Series 2172, Class QC, 7.000%, 07/15/29	867
8		Series 2196, Class TL, 7.500%, 11/15/29	8
423		Series 2201, Class C, 8.000%, 11/15/29	458
804		Series 2210, Class Z, 8.000%, 01/15/30	870
341		Series 2224, Class CB, 8.000%, 03/15/30	356
485		Series 2256, Class MC, 7.250%, 09/15/30	519
722		Series 2259, Class ZM, 7.000%, 10/15/30	773
570		Series 2271, Class PC, 7.250%, 12/15/30	586
798		Series 2283, Class K, 6.500%, 12/15/23	869
331		Series 2296, Class PD, 7.000%, 03/15/31	351
171		Series 2306, Class K, PO, 05/15/24	148
415		Series 2306, Class SE, IF, IO, 7.730%, 05/15/24	42
291		Series 2333, Class HC, 6.000%, 07/15/31	307
460		Series 2344, Class QG, 6.000%, 08/15/16	490
7,469		Series 2344, Class ZD, 6.500%, 08/15/31	8,052
919		Series 2344, Class ZJ, 6.500%, 08/15/31	992
683		Series 2345, Class NE, 6.500%, 08/15/31	731
756		Series 2345, Class PQ, 6.500%, 08/15/16	811
666		Series 2347, Class VP, 6.500%, 03/15/20	707
1,081		Series 2351, Class PZ, 6.500%, 08/15/31	1,165
3,973		Series 2353, Class TD, 6.000%, 09/15/16	4,252
524		Series 2355, Class BP, 6.000%, 09/15/16	560
597		Series 2360, Class PG, 6.000%, 09/15/16	632
540		Series 2366, Class MD, 6.000%, 10/15/16	573
954		Series 2391, Class QR, 5.500%, 12/15/16	1,012
1,000		Series 2391, Class VQ, 6.000%, 10/15/12	1,038
50		Series 2392, Class PV, 6.000%, 12/15/20	50
667		Series 2410, Class NG, 6.500%, 02/15/32	719
769		Series 2410, Class OE, 6.375%, 02/15/32	828
2,118		Series 2410, Class QS, IF, 18.605%, 02/15/32	2,238
297		Series 2410, Class QX, IF, IO, 8.306%, 02/15/32	33
1,595		Series 2412, Class SP, IF, 15.411%, 02/15/32	1,768
352		Series 2423, Class MC, 7.000%, 03/15/32	382
703		Series 2423, Class MT, 7.000%, 03/15/32	763
1,608		Series 2423, Class TB, 6.500%, 03/15/32	1,734
2,953		Series 2434, Class TC, 7.000%, 04/15/32	3,208
957		Series 2435, Class CJ, 6.500%, 04/15/32	1,023
1,595		Series 2435, Class VH, 6.000%, 07/15/19	1,684
1,179		Series 2441, Class GF, 6.500%, 04/15/32	1,271
863		Series 2444, Class ES, IF, IO, 7.606%, 03/15/32	94
981		Series 2450, Class GZ, 7.000%, 05/15/32	1,050
345		Series 2450, Class SW, IF, IO, 7.656%, 03/15/32	37
2,413		Series 2460, Class VZ, 6.000%, 11/15/29	2,486
3,007		Series 2466, Class DH, 6.500%, 06/15/32	3,241
3,569		Series 2466, Class PG, 6.500%, 04/15/32	3,777
1,352		Series 2474, Class NR, 6.500%, 07/15/32	1,457
2,366		Series 2484, Class LZ, 6.500%, 07/15/32	2,566
339		Series 2498, Class UD, 5.500%, 06/15/16	341
2,393		Series 2500, Class MC, 6.000%, 09/15/32	2,551
1,449		Series 2508, Class AQ, 5.500%, 10/15/17	1,537
2,393		Series 2512, Class PG, 5.500%, 10/15/22	2,505
386		Series 2513, Class YO, PO, 02/15/32	364
1,729		Series 2515, Class DE, 4.000%, 03/15/32	1,775
132		Series 2519, Class BT, 8.500%, 09/15/31	137
1,140		Series 2527, Class VU, 5.500%, 10/15/13	1,160
1,037		Series 2535, Class BK, 5.500%, 12/15/22	1,101
1,675		Series 2537, Class TE, 5.500%, 12/15/17	1,782
2,662		Series 2543, Class YX, 6.000%, 12/15/32	2,813
341		Series 2557, Class WJ, 5.000%, 07/15/14	343
1,002		Series 2565, Class MB, 6.000%, 05/15/30	1,034
231		Series 2571, Class SY, IF, 17.773%, 12/15/32	270
3,190		Series 2575, Class ME, 6.000%, 02/15/33	3,378
781		Series 2586, Class WI, IO, 6.500%, 03/15/33	100
2,576		Series 2594, Class VA, 6.000%, 03/15/14	2,621
839		Series 2594, Class VP, 6.000%, 02/15/14	850
1,595		Series 2594, Class VQ, 6.000%, 08/15/20	1,678
2,838		Series 2597, Class AD, 6.500%, 03/15/32	3,060
1,597		Series 2597, Class DS, IF, IO, 7.206%, 02/15/33	99
3,510		Series 2599, Class DS, IF, IO, 6.656%, 02/15/33	191
4,009		Series 2610, Class DS, IF, IO, 6.756%, 03/15/33	298
2,337		Series 2611, Class SH, IF, IO, 7.306%, 10/15/21	179
1,595		Series 2617, Class GR, 4.500%, 05/15/18	1,657
711		Series 2619, Class IM, IO, 5.000%, 10/15/21	47
1,000		Series 2628, Class WA, 4.000%, 07/15/28	1,028
2,198		Series 2631, Class LC, 4.500%, 06/15/18	2,282
798		Series 2640, Class VE, 3.250%, 07/15/22	764
160		Series 2643, Class HI, IO, 4.500%, 12/15/16	7
2,073		Series 2651, Class VZ, 4.500%, 07/15/18	2,157
826		Series 2656, Class SH, HB, IF, 20.567%, 02/15/25	886
1,097		Series 2668, Class SB, IF, 6.894%, 10/15/15	1,114
798		Series 2672, Class ME, 5.000%, 11/15/22	843
1,994		Series 2675, Class CK, 4.000%, 09/15/18	2,005
1,421		Series 2682, Class YS, IF, 8.373%, 10/15/33	1,174
2,000		Series 2684, Class PO, PO, 01/15/33	1,642
957		Series 2684, Class TO, PO, 10/15/33	734
463		Series 2686, Class GB, 5.000%, 05/15/20	478
589		Series 2691, Class WS, IF, 8.483%, 10/15/33	472
1,000		Series 2695, Class DE, 4.000%, 01/15/17	1,037
367		Series 2697, Class LE, 4.500%, 11/15/20	378
857		Series 2705, Class SC, IF, 8.483%, 11/15/33	699
857		Series 2705, Class SD, IF, 8.557%, 11/15/33	758
500		Series 2707, Class QE, 4.500%, 11/15/18	511
5,822		Series 2727, Class BS, IF, 8.558%, 01/15/34	4,803
89		Series 2727, Class PO, PO, 01/15/34	67
27		Series 2733, Class GF, VAR, 0.000%, 09/15/33	27
344		Series 2739, Class S, IF, 11.311%, 01/15/34	312
589		Series 2744, Class FE, VAR, 0.000%, 02/15/34	492
1,513		Series 2744, Class PD, 5.500%, 08/15/33	1,574
1,595		Series 2744, Class TU, 5.500%, 05/15/32	1,654
890		Series 2752, Class PD, 5.000%, 03/15/26	914
676		Series 2753, Class S, IF, 11.311%, 02/15/34	608
338		Series 2755, Class SA, IF, 13.511%, 05/15/30	348
233		Series 2769, Class PO, PO, 03/15/34	179
1,404		Series 2776, Class SK, IF, 8.558%, 04/15/34	1,156
1,074		Series 2812, Class AB, 4.500%, 10/15/18	1,113
293		Series 2846, Class PO, PO, 08/15/34	277
406		Series 2925, Class MW, VAR, 0.000%, 01/15/35	346
1,002		Series 2934, Class EC, PO, 02/15/20	920
690		Series 2990, Class SL, HB, IF, 23.231%, 06/15/34	866
1,000		Series 2992, Class LB, 5.000%, 06/15/20	1,031
2,000		Series 2999, Class NC, 4.500%, 12/15/18	2,082
1,000		Series 2999, Class ND, 4.500%, 07/15/20	1,011
870		Series 3047, Class OB, 5.500%, 12/15/33	924
537		Series 3068, Class AO, PO, 01/15/35	500
685		Series 3117, Class EO, PO, 02/15/36	559
1,090		Series 3122, Class OH, PO, 03/15/36	869
767		Series 3138, Class PO, PO, 04/15/36	633
96		Series 3149, Class SO, PO, 05/15/36	85
775		Series 3150, Class PO, PO, 05/15/36	630
288		Series 3158, Class LX, VAR, 0.000%, 05/15/36	270
1,000		Series 3162, Class OB, 6.000%, 11/15/30	1,044
490		Series 3179, Class OA, PO, 07/15/36	416
92		Series 3189, Class SN, IF, 17.848%, 11/15/35	93
7,071		Series 3202, Class HI, IF, IO, 6.306%, 08/15/36	844
1,152		Series 3232, Class ST, IF, IO, 6.356%, 10/15/36	101
807		Series 3253, Class PO, PO, 12/15/21	746
402		Series 3269, Class WF, VAR, 0.000%, 01/15/37	442
3,982		Series 3387, Class SA, IF, IO, 6.076%, 11/15/37	361
1,852		Series 3481, Class SJ, IF, IO, 5.506%, 08/15/38	142
3,707		Series 3511, Class SA, IF, IO, 5.656%, 02/15/39	217
399		Federal Home Loan Mortgage Corp. STRIPS, Series 243, Class 16, IO, 4.500%, 11/15/20	32
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
264		Series T-41, Class 3A, VAR, 7.500%, 07/25/32	287
228		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	247
2,277		Series T-54, Class 2A, 6.500%, 02/25/43	2,380
791		Series T-54, Class 3A, 7.000%, 02/25/43	855
218		Series T-58, Class APO, PO, 09/25/43	150
		Federal National Mortgage Association REMICS,
19		Series 1988-7, Class Z, 9.250%, 04/25/18	21
82		Series 1989-70, Class G, 8.000%, 10/25/19	91
34		Series 1989-78, Class H, 9.400%, 11/25/19	39
26		Series 1989-83, Class H, 8.500%, 11/25/19	29
28		Series 1989-89, Class H, 9.000%, 11/25/19	30
9		Series 1990-1, Class D, 8.800%, 01/25/20	10
15		Series 1990-7, Class B, 8.500%, 01/25/20	16
14		Series 1990-60, Class K, 5.500%, 06/25/20	14
14		Series 1990-63, Class H, 9.500%, 06/25/20	16
15		Series 1990-93, Class G, 5.500%, 08/25/20	15
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	2
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	3
74		Series 1990-102, Class J, 6.500%, 08/25/20	79
30		Series 1990-120, Class H, 9.000%, 10/25/20	34
6		Series 1990-134, Class SC, HB, IF, 21.084%, 11/25/20	8
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	5
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	–	(h)
44		Series 1991-42, Class S, IF, 17.073%, 05/25/21	53
40		Series 1992-143, Class MA, 5.500%, 09/25/22	42
287		Series 1993-25, Class J, 7.500%, 03/25/23	318
1,842		Series 1993-37, Class PX, 7.000%, 03/25/23	2,012
614		Series 1993-54, Class Z, 7.000%, 04/25/23	671
129		Series 1993-62, Class SA, IF, 16.737%, 04/25/23	161
167		Series 1993-122, Class M, 6.500%, 07/25/23	181
65		Series 1993-165, Class SD, IF, 11.404%, 09/25/23	72
273		Series 1993-178, Class PK, 6.500%, 09/25/23	295
3,988		Series 1993-183, Class KA, 6.500%, 10/25/23	4,332
2,121		Series 1993-189, Class PL, 6.500%, 10/25/23	2,294
256		Series 1993-225, Class SG, HB, IF, 26.067%, 12/25/13	318
459		Series 1993-247, Class SA, HB, IF, 23.804%, 12/25/23	607
914		Series 1993-250, Class Z, 7.000%, 12/25/23	979
1,498		Series 1993-257, Class C, PO, 06/25/23	1,334
26		Series 1994-9, Class E, PO, 11/25/23	24
19		Series 1994-55, Class G, 6.750%, 12/25/23	19
1,198		Series 1996-14, Class SE, IF, IO, 7.790%, 08/25/23	124
55		Series 1996-27, Class FC, VAR, 0.844%, 03/25/17	54
113		Series 1996-59, Class J, 6.500%, 08/25/22	122
603		Series 1996-59, Class K, 6.500%, 07/25/23	632
556		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	14
547		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	18
260		Series 1997-27, Class J, 7.500%, 04/18/27	280
234		Series 1997-29, Class J, 7.500%, 04/20/27	258
534		Series 1997-39, Class PD, 7.500%, 05/20/27	583
225		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	28
39		Series 1998-4, Class C, PO, 04/25/23	35
470		Series 1998-36, Class ZB, 6.000%, 07/18/28	485
1,321		Series 2000-2, Class ZE, 7.500%, 02/25/30	1,462
633		Series 2001-4, Class PC, 7.000%, 03/25/21	693
739		Series 2001-5, Class OW, 6.000%, 03/25/16	781
1,775		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	229
1,297		Series 2001-36, Class DE, 7.000%, 08/25/31	1,409
327		Series 2001-44, Class PD, 7.000%, 09/25/31	355
2,109		Series 2001-48, Class Z, 6.500%, 09/25/21	2,291
373		Series 2001-49, Class Z, 6.500%, 09/25/31	402
292		Series 2001-52, Class XM, 6.500%, 11/25/10	300
1,151		Series 2001-71, Class MB, 6.000%, 12/25/16	1,231
1,395		Series 2001-71, Class QE, 6.000%, 12/25/16	1,492
7,811		Series 2001-74, Class MB, 6.000%, 12/25/16	8,387
703		Series 2001-80, Class PE, 6.000%, 07/25/29	730
318		Series 2001-81, Class LO, PO, 01/25/32	286
790		Series 2002-1, Class HC, 6.500%, 02/25/22	855
290		Series 2002-1, Class SA, HB, IF, 24.184%, 02/25/32	384
639		Series 2002-2, Class UC, 6.000%, 02/25/17	679
1,380		Series 2002-3, Class OG, 6.000%, 02/25/17	1,475
4,382		Series 2002-18, Class PC, 5.500%, 04/25/17	4,609
1,038		Series 2002-21, Class PE, 6.500%, 04/25/32	1,118
1,595		Series 2002-24, Class AJ, 6.000%, 04/25/17	1,718
972		Series 2002-28, Class PK, 6.500%, 05/25/32	1,047
1,347		Series 2002-37, Class Z, 6.500%, 06/25/32	1,450
2,274		Series 2002-56, Class UC, 5.500%, 09/25/17	2,410
220		Series 2002-61, Class PE, 5.500%, 05/25/16	220
1,000		Series 2002-71, Class KM, 5.000%, 11/25/17	1,055
2,516		Series 2002-74, Class LD, 5.000%, 01/25/16	2,541
1,874		Series 2002-74, Class VB, 6.000%, 11/25/31	1,894
1,743		Series 2002-84, Class VB, 5.500%, 04/25/15	1,860
195		Series 2002-91, Class UH, IO, 5.500%, 06/25/22	14
1,595		Series 2002-94, Class BK, 5.500%, 01/25/18	1,700
534		Series 2003-8, Class SB, IF, IO, 7.341%, 03/25/16	16
798		Series 2003-22, Class UD, 4.000%, 04/25/33	758
640		Series 2003-34, Class GB, 6.000%, 03/25/33	674
1,199		Series 2003-34, Class GE, 6.000%, 05/25/33	1,244
250		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	30
1,595		Series 2003-47, Class PE, 5.750%, 06/25/33	1,676
613		Series 2003-52, Class SX, HB, IF, 22.024%, 10/25/31	741
664		Series 2003-64, Class SX, IF, 12.705%, 07/25/33	598
431		Series 2003-65, Class ML, 4.000%, 07/25/33	439
1,539		Series 2003-71, Class DS, IF, 6.909%, 08/25/33	1,236
3,964		Series 2003-80, Class SY, IF, IO, 7.341%, 06/25/23	383
1,595		Series 2003-83, Class PG, 5.000%, 06/25/23	1,677
391		Series 2003-91, Class SD, IF, 11.985%, 09/25/33	388
1,196		Series 2003-106, Class US, IF, 8.612%, 11/25/23	1,018
2,689		Series 2003-116, Class SB, IF, IO, 7.291%, 11/25/33	268
2,161		Series 2003-117, Class JB, 3.500%, 06/25/33	2,134
798		Series 2003-128, Class KE, 4.500%, 01/25/14	830
844		Series 2003-130, Class SX, IF, 11.057%, 01/25/34	849
1,145		Series 2004-10, Class SC, HB, IF, 27.365%, 02/25/34	1,379
1,193		Series 2004-14, Class SD, IF, 8.612%, 03/25/34	1,035
1,000		Series 2004-21, Class AE, 4.000%, 04/25/19	980
250		Series 2004-21, Class CO, PO, 04/25/34	168
1,595		Series 2004-25, Class PC, 5.500%, 01/25/34	1,680
1,301		Series 2004-25, Class SA, IF, 18.676%, 04/25/34	1,469
1,037		Series 2004-36, Class PC, 5.500%, 02/25/34	1,086
1,316		Series 2004-36, Class SA, IF, 18.676%, 05/25/34	1,457
53		Series 2004-46, Class SK, IF, 15.651%, 05/25/34	56
300		Series 2004-61, Class SH, HB, IF, 22.753%, 11/25/32	360
1,131		Series 2004-76, Class CL, 4.000%, 10/25/19	1,135
422		Series 2005-52, Class PA, 6.500%, 06/25/35	450
589		Series 2005-56, Class TP, IF, 17.224%, 08/25/33	636
1,779		Series 2005-68, Class PG, 5.500%, 08/25/35	1,890
680		Series 2005-73, Class PS, IF, 15.928%, 08/25/35	754
619		Series 2005-74, Class CS, IF, 19.171%, 05/25/35	748
2,021		Series 2005-84, Class XM, 5.750%, 10/25/35	2,153
2,249		Series 2005-110, Class GJ, 5.500%, 11/25/30	2,330
5,000		Series 2005-118, Class ME, 6.000%, 01/25/32	5,300
306		Series 2006-15, Class OT, PO, 01/25/36	284
721		Series 2006-22, Class AO, PO, 04/25/36	630
3,324		Series 2006-53, Class US, IO, IF, 6.271%, 06/25/36	258
757		Series 2006-59, Class QO, PO, 01/25/33	610
690		Series 2006-65, Class QO, PO, 07/25/36	601
346		Series 2006-72, Class GO, PO, 08/25/36	300
1,500		Series 2006-77, Class PC, 6.500%, 08/25/36	1,619
1,576		Series 2006-110, Class PO, PO, 11/25/36	1,368
2,286		Series 2007-14, Class ES, IF, IO, 6.131%, 03/25/37	197
4,387		Series 2007-53, Class SH, IF, IO, 5.791%, 06/25/37	382
810		Series 2007-65, Class PA, 6.000%, 03/25/31	842
414		Series 2007-77, Class FG, VAR, 0.809%, 03/25/37	407
1,942		Series 2007-88, Class VI, IF, IO, 6.231%, 09/25/37	135
3,273		Series 2007-91, Class ES, IF, IO, 6.151%, 10/25/37	346
870		Series 2007-97, Class MS, IF, 14.101%, 12/25/31	917
3,278		Series 2007-116, Class HI, IO, VAR, 6.502%, 01/25/38	262
3,417		Series 2008-1, Class BI, IF, IO, 5.601%, 02/25/38	270
847		Series 2008-10, Class XI, IF, IO, 5.921%, 03/25/38	82
1,718		Series 2008-16, Class IS, IF, IO, 5.891%, 03/25/38	158
889		Series 2008-28, Class QS, IF, 19.774%, 04/25/38	979
4,471		Series 2008-46, Class HI, IO, VAR, 6.510%, 06/25/38	277
2,259		Series 2008-80, Class SA, IF, IO, 5.541%, 09/25/38	172
1,331		Series 2008-81, Class SB, IF, IO, 5.541%, 09/25/38	97
4,653		Series 2009-6, Class GS, IF, IO, 6.241%, 02/25/39	315
25		Series G-14, Class L, 8.500%, 06/25/21	28
125		Series G-18, Class Z, 8.750%, 06/25/21	135
36		Series G-22, Class G, 6.000%, 12/25/16	37
88		Series G-35, Class M, 8.750%, 10/25/21	99
–	(h)	Series G92-27, Class SQ, HB, IF, 1,618.790%, 05/25/22	17
368		Series G92-35, Class E, 7.500%, 07/25/22	405
22		Series G92-42, Class Z, 7.000%, 07/25/22	24
494		Series G92-44, Class ZQ, 8.000%, 07/25/22	543
387		Series G92-54, Class ZQ, 7.500%, 09/25/22	427
83		Series G93-5, Class Z, 6.500%, 02/25/23	90
97		Series G95-1, Class C, 8.800%, 01/25/25	110
		Federal National Mortgage Association STRIPS,
4		Series 50, Class 2, IO, 10.500%, 03/01/19	1
29		Series 218, Class 2, IO, 7.500%, 04/01/23	4
407		Series 329, Class 1, PO, 01/01/33	361
681		Series 365, Class 8, IO, 5.500%, 05/01/36	68
		Federal National Mortgage Association Whole Loan,
132		Series 2002-W5, Class A10, IF, IO, 7.791%, 11/25/30	8
1,080		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	1,151
312		Series 2003-W4, Class 2A, 6.500%, 10/25/42	332
914		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	998
		Government National Mortgage Association,
306		Series 1994-3, Class PQ, 7.488%, 07/16/24	333
1,054		Series 1994-4, Class KQ, 7.988%, 07/16/24	1,133
2,132		Series 1994-7, Class PQ, 6.500%, 10/16/24	2,308
433		Series 1995-3, Class DQ, 8.050%, 06/16/25	487
116		Series 1995-7, Class CQ, 7.500%, 09/16/25	122
881		Series 1996-16, Class E, 7.500%, 08/16/26	937
183		Series 1998-26, Class K, 7.500%, 09/17/25	200
2,942		Series 1999-4, Class ZB, 6.000%, 02/20/29	3,133
2,672		Series 1999-10, Class ZC, 6.500%, 04/20/29	2,816
355		Series 1999-30, Class S, IF, IO, 8.265%, 08/16/29	38
333		Series 1999-41, Class Z, 8.000%, 11/16/29	364
231		Series 1999-44, Class PC, 7.500%, 12/20/29	255
539		Series 2000-6, Class Z, 7.500%, 02/20/30	581
98		Series 2000-9, Class Z, 8.000%, 06/20/30	109
2,258		Series 2000-9, Class ZJ, 8.500%, 02/16/30	2,518
916		Series 2000-14, Class PD, 7.000%, 02/16/30	993
251		Series 2000-16, Class ZN, 7.500%, 02/16/30	273
1,338		Series 2000-37, Class B, 8.000%, 12/20/30	1,432
110		Series 2000-38, Class AH, 7.150%, 12/20/30	113
832		Series 2001-7, Class PK, 6.500%, 03/20/31	890
44		Series 2001-32, Class WA, IF, 19.334%, 07/20/31	54
1,595		Series 2001-64, Class MQ, 6.500%, 12/20/31	1,706
308		Series 2002-7, Class PG, 6.500%, 01/20/32	328
426		Series 2002-31, Class S, IF, IO, 8.365%, 01/16/31	46
1,171		Series 2002-40, Class UK, 6.500%, 06/20/32	1,260
5,153		Series 2002-45, Class QE, 6.500%, 06/20/32	5,553
1,226		Series 2002-47, Class PG, 6.500%, 07/16/32	1,322
1,505		Series 2002-47, Class PY, 6.000%, 07/20/32	1,604
1,425		Series 2002-47, Class ZA, 6.500%, 07/20/32	1,535
113		Series 2002-51, Class SG, HB, IF, 31.130%, 04/20/31	162
670		Series 2002-54, Class GB, 6.500%, 08/20/32	722
387		Series 2002-79, Class KV, 6.000%, 11/20/13	396
3,850		Series 2002-88, Class VA, 6.000%, 12/20/17	3,958
851		Series 2003-4, Class NI, IO, 5.500%, 01/20/32	61
782		Series 2003-4, Class NY, IO, 5.500%, 12/20/13	833
247		Series 2003-24, Class PO, PO, 03/16/33	217
1,196		Series 2003-40, Class TJ, 6.500%, 03/20/33	1,272
1,049		Series 2003-52, Class AP, PO, 06/16/33	879
675		Series 2004-15, Class SA, IF, 18.793%, 12/20/32	747
221		Series 2004-28, Class S, IF, 18.741%, 04/16/34	245
598		Series 2004-68, Class PO, PO, 05/20/31	571
443		Series 2004-73, Class AE, IF, 14.164%, 08/17/34	464
7,602		Series 2004-90, Class SI, IF, IO, 5.784%, 10/20/34	568
993		Series 2005-68, Class DP, IF, 15.627%, 06/17/35	1,113
300		Series 2006-16, Class OP, PO, 03/20/36	256
2,072		Series 2006-38, Class SW, IF, IO, 6.184%, 06/20/36	153
1,984		Series 2006-59, Class SD, IF, IO, 6.384%, 10/20/36	150
2,249		Series 2007-17, Class JI, IF, IO, 6.475%, 04/16/37	166
456		Series 2007-35, Class TO, PO, 04/20/35	435
2,945		Series 2007-40, Class SD, IF, IO, 6.434%, 07/20/37	219
873		Series 2007-49, Class NO, PO, 12/20/35	774
2,699		Series 2007-50, Class AI, IF, IO, 6.459%, 08/20/37	255
2,039		Series 2007-53, Class ES, IF, IO, 6.234%, 09/20/37	141
451		Series 2007-53, Class SW, IF, 19.256%, 09/20/37	497
1,320		Series 2007-57, Class PO, PO, 03/20/37	1,151
3,024		Series 2007-67, Class SI, IF, IO, 6.194%, 11/20/37	222
1,359		Series 2007-71, Class SB, IF, IO, 6.384%, 07/20/36	107
2,933		Series 2007-73, Class MI, IF, IO, 5.684%, 11/20/37	196
4,118		Series 2007-79, Class SY, IF, IO, 6.234%, 12/20/37	288
655		Series 2008-25, Class SB, IF, IO, 6.584%, 03/20/38	50
1,311		Series 2008-32, Class PI, IO, 5.500%, 10/16/37	140
1,000		Series 2008-36, Class AY, 5.000%, 04/16/23	1,018
4,113		Series 2008-40, Class SA, IF, IO, 6.065%, 05/16/38	348
500		Series 2008-50, Class KB, 6.000%, 06/20/38	525
3,860		Series 2008-93, Class AS, IF, IO, 5.384%, 12/20/38	227
1,667		Series 2009-6, Class SA, IF, IO, 5.765%, 02/16/39	112
4,954		Series 2009-22, Class SA, IF, IO, 5.954%, 04/20/39	394
6,000		Series 2009-31, Class ST, IF, IO, 5.983%, 03/20/39	448
6,000		Series 2009-31, Class TS, IF, IO, 5.933%, 03/20/39	443
		Vendee Mortgage Trust,
1,743		Series 1994-1, Class 1, VAR, 5.628%, 02/15/24	1,826
2,574		Series 1996-1, Class 1Z, 6.750%, 02/15/26	2,781
838		Series 1996-2, Class 1Z, 6.750%, 06/15/26	888
3,441		Series 1997-1, Class 2Z, 7.500%, 02/15/27	3,932
858		Series 1998-1, Class 2E, 7.000%, 03/15/28	924

			345,513

		Non-Agency CMO— 6.5%
1,500		American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.848%, 09/25/35	615
		ASG Resecuritization Trust,
1,227		Series 2009-1, Class A60, VAR, 5.629%, 06/26/37 (e)	1,129
1,989		Series 2009-2, Class A55, VAR, 5.863%, 05/24/36 (e)	1,875
4,000		Series 2009-3, Class A65, VAR, 5.594%, 03/26/37 (e)	3,692
309		Banc of America Alternative Loan Trust, Series 2003-11, Class PO, PO, 01/25/34	162
		Banc of America Funding Corp.,
382		Series 2004-1, Class PO, PO, 03/25/34	233
306		Series 2005-7, Class 30PO, PO, 11/25/35	166
1,110		Series 2005-E, Class 4A1, VAR, 4.453%, 03/20/35	738
		Banc of America Mortgage Securities, Inc.,
309		Series 2003-8, Class APO, PO, 11/25/33	174
723		Series 2004-1, Class APO, PO, 02/25/34	457
555		Series 2004-6, Class APO, PO, 07/25/34	309
708		Series 2004-J, Class 3A1, VAR, 5.079%, 11/25/34	580
		Bear Stearns Adjustable Rate Mortgage Trust,
293		Series 2003-7, Class 3A, VAR, 4.945%, 10/25/33 (i)	261
1,386		Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	1,008
768		Cendant Mortgage Corp., Series 2004-1, Class P, PO, 02/25/34	424
		Citicorp Mortgage Securities, Inc.,
1,706		Series 2004-1, Class 3A1, 4.750%, 01/25/34	1,679
1,064		Series 2004-5, Class 2A5, 4.500%, 08/25/34	929
		Citigroup Mortgage Loan Trust, Inc.,
764		Series 2003-1, Class 2A5, 5.250%, 10/25/33	622
452		Series 2003-UP3, Class A3, 7.000%, 09/25/33	447
1,363		Series 2003-UST1, Class A1, 5.500%, 12/25/18	1,367
250		Series 2003-UST1, Class PO1, PO, 12/25/18	147
172		Series 2003-UST1, Class PO3, PO, 12/25/18	108
210		Series 2005-1, Class 2A1A, VAR, 5.076%, 04/25/35	116
		Countrywide Alternative Loan Trust,
2,428		Series 2002-8, Class A4, 6.500%, 07/25/32	2,274
2,852		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,579
1,000		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	754
1,300		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	892
1,000		Series 2007-21CB, Class 1A5, 6.000%, 09/25/37	413
		Countrywide Home Loan Mortgage Pass-Through Trust,
2,419		Series 2003-26, Class 1A6, 3.500%, 08/25/33	1,997
481		Series 2003-J13, Class PO, PO, 01/25/34	285
1,094		Series 2003-J7, Class 4A3, IF, 9.374%, 08/25/18	1,014
272		Series 2004-HYB3, Class 2A, VAR, 3.680%, 06/20/34	168
1,515		Series 2005-22, Class 2A1, VAR, 5.251%, 11/25/35	1,044
419		Series 2005-R1, Class 2A, PO, 03/25/35 (e)	237
		CS First Boston Mortgage Securities Corp.,
114		Series 1997-2, Class A, 7.500%, 06/25/20 (e)	102
704		Series 2003-23, Class 2A5, 5.000%, 10/25/18	654
181		Series 2005-4, Class 3A24, IF, 17.988%, 06/25/35	186
467		Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2APO, PO, 10/25/18	317
		First Horizon Asset Securities, Inc.,
1,279		Series 2004-AR7, Class 2A1, VAR, 4.920%, 02/25/35	1,123
798		Series 2004-AR7, Class 2A2, VAR, 4.920%, 02/25/35	604
1,341		Series 2005-AR1, Class 2A2, VAR, 4.997%, 04/25/35	1,135
244		GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A10, 5.500%, 11/25/33	233
1,000		GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	605
1,056		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.586%, 08/25/35	11
1,102		MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 4.375%, 04/21/34	970
		MASTR Alternative Loans Trust,
464		Series 2003-9, Class 8A1, 6.000%, 01/25/34	403
260		Series 2004-7, Class 30PO, PO, 08/25/34	145
624		Series 2004-10, Class 1A1, 4.500%, 09/25/19	545
		MASTR Asset Securitization Trust,
195		Series 2003-4, Class 2A2, 5.000%, 05/25/18	195
422		Series 2004-8, Class PO, PO, 08/25/19	288
1,668		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	1,163
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,099.130%, 04/20/21	23
367		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.629%, 02/25/35	227
		Nomura Asset Acceptance Corp.,
776		Series 2003-A1, Class A1, 5.500%, 05/25/33	725
514		Series 2003-A1, Class A2, 6.000%, 05/25/33	486
54		Series 2003-A1, Class A5, 7.000%, 04/25/33	48
494		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	413
1		Paine Webber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	1
		Residential Accredit Loans, Inc.,
641		Series 2002-QS16, Class A3, IF, 15.977%, 10/25/17	539
3,016		Series 2002-QS8, Class A5, 6.250%, 06/25/17	3,091
1,122		Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,048
756		Series 2003-QS3, Class A2, IF, 15.821%, 02/25/18	627
1,278		Series 2003-QS3, Class A8, IF, IO, 7.291%, 02/25/18	93
3,295		Series 2003-QS9, Class A3, IF, IO, 7.241%, 05/25/18	258
769		Series 2004-QS8, Class A2, 5.000%, 06/25/34	681
		Residential Funding Mortgage Securities I,
525		Series 2003-S12, Class 4A5, 4.500%, 12/25/32	523
1,501		Series 2003-S7, Class A17, 4.000%, 05/25/33	1,284
810		Series 2005-SA4, Class 1A1, VAR, 4.883%, 09/25/35	544
172		Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP2, Class PO1, PO, 12/25/18	125
565		Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.000%, 05/25/35	432
		WaMu Mortgage Pass-Through Certificates,
414		Series 2003-S10, Class A6, PO, 10/25/18	317
1,322		Series 2003-S11, Class 2A5, IF, 16.201%, 11/25/33	1,336
905		Series 2004-S3, Class 2A3, IF, 17.988%, 07/25/34	983
1,000		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	608
273		Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003- MS7, Class P, PO, 03/25/33	171
		Wells Fargo Mortgage Backed Securities Trust,
491		Series 2003-11, Class 1APO, PO, 10/25/18	329
1,483		Series 2003-13, Class A7, 4.500%, 11/25/18	1,459
702		Series 2003-17, Class 2A4, 5.500%, 01/25/34	699
822		Series 2004-7, Class 2A2, 5.000%, 07/25/19	809
1,979		Series 2004-BB, Class A4, VAR, 4.552%, 01/25/35	1,705
743		Series 2004-EE, Class 3A1, VAR, 4.405%, 12/25/34	655

			56,813

		Total Collateralized Mortgage Obligations (Cost $398,411)	402,326

		Commercial Mortgage-Backed Securities — 1.8%
2,200		Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.179%, 09/10/47	2,144
		Bear Stearns Commercial Mortgage Securities,
1,100		Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	1,083
1,420		Series 2006-PW11, Class A4, VAR, 5.456%, 03/11/39	1,277
720		Series 2006-PW14, Class A1, 5.044%, 12/11/38	713
813		Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.726%, 03/15/49	815
300		Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	263
190		GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	158
750		LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, VAR, 6.317%, 04/15/41	626
1,850		Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	1,807
1,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.422%, 02/12/39	822
		Morgan Stanley Capital I,
773		Series 2006-IQ12, Class A1, 5.257%, 12/15/43	769
302		Series 2006-T23, Class A1, 5.682%, 08/12/41	303
2,000		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.085%, 08/15/39	1,846
3,190		Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	3,123

		Total Commercial Mortgage-Backed Securities (Cost $16,367)	15,749

	Corporate Bonds — 28.7%
	Aerospace & Defense — 0.2%
250	Honeywell International, Inc., 5.300%, 03/01/18 (c)	257
1,100	Northrop Grumman Systems Corp., 7.125%, 02/15/11	1,181
541	Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	465

		1,903

	Air Freight & Logistics — 0.4%
2,871	Federal Express Corp. 1998 Pass Through Trust, 6.720%, 01/15/22	2,676
350	United Parcel Service, Inc., 5.500%, 01/15/18	365

		3,041

	Airlines — 0.2%
419	American Airlines Pass Through Trust, 7.024%, 10/15/09	413
	Continental Airlines, Inc.,
798	7.056%, 09/15/09	786
157	7.256%, 03/15/20	133
250	7.487%, 10/02/10	236
41	UAL Pass-Through Trust, 6.071%, 03/01/13	41

		1,609

	Automobiles — 0.3%
2,791	Daimler Finance North America LLC, 7.200%, 09/01/09	2,808

	Beverages — 0.4%
200	Anheuser-Busch Cos., Inc., 5.500%, 01/15/18	188
400	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19 (e)	430
	Coca-Cola Co. (The),
350	3.625%, 03/15/14	353
250	4.875%, 03/15/19	250
400	Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	449
380	Diageo Capital plc, (United Kingdom), 7.375%, 01/15/14	422
350	Diageo Finance BV, (Netherlands), 5.300%, 10/28/15	351
525	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	464
150	PepsiCo, Inc., 7.900%, 11/01/18	180
100	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	97

		3,184

	Biotechnology — 0.0% (g)
100	Amgen, Inc., 5.700%, 02/01/19	103

	Building Products — 0.0% (g)
100	Masco Corp., 5.850%, 03/15/17	79

	Capital Markets — 4.5%
200	Bank of New York Mellon Corp. (The), 5.125%, 08/27/13	207
250	Bear Stearns Cos., LLC (The), 7.250%, 02/01/18 (y)	258
	Credit Suisse USA, Inc.,
439	4.700%, 06/01/09	439
1,595	5.500%, 08/15/13	1,617
6,460	6.125%, 11/15/11	6,843
	Goldman Sachs Group, Inc. (The),
598	4.750%, 07/15/13	588
1,000	5.150%, 01/15/14	981
1,675	5.250%, 10/15/13	1,674
1,900	5.950%, 01/18/18	1,812
1,914	6.600%, 01/15/12	2,022
4,387	6.875%, 01/15/11	4,628
	Lehman Brothers Holdings, Inc.,
1,390	4.800%, 03/13/14 (d)	205
700	6.000%, 07/19/12 (d)	103
1,795	6.625%, 01/18/12 (d)	265
50	6.750%, 12/28/17 (d)	–	(h)
	Merrill Lynch & Co., Inc.,
700	5.000%, 01/15/15	617
1,098	5.450%, 07/15/14	1,000
1,005	6.150%, 04/25/13	967
667	6.400%, 08/28/17	605
683	6.875%, 04/25/18	634
	Morgan Stanley,
757	4.250%, 05/15/10	765
578	4.750%, 04/01/14	529
200	6.000%, 04/28/15	195
4,466	6.600%, 04/01/12	4,652
4,885	6.750%, 04/15/11	5,088
85	Northern Trust Corp., 4.625%, 05/01/14	86
2,393	State Street Corp., 7.650%, 06/15/10	2,462
	UBS AG, (Switzerland),
500	5.750%, 04/25/18	448
200	5.875%, 12/20/17	182

		39,872

	Chemicals — 0.5%
250	Air Products & Chemicals, Inc., 4.150%, 02/01/13	253
	Dow Chemical Co. (The),
200	6.000%, 10/01/12	200
1,196	6.125%, 02/01/11	1,206
	EI Du Pont de Nemours & Co.,
125	4.125%, 03/06/13	128
700	6.000%, 07/15/18	745
700	Monsanto Co., 7.375%, 08/15/12	780
300	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	309
250	PPG Industries, Inc., 5.750%, 03/15/13	253
	Praxair, Inc.,
150	4.375%, 03/31/14	153
400	4.625%, 03/30/15	399

		4,426

	Commercial Banks — 2.0%
	Barclays Bank plc, (United Kingdom),
100	5.450%, 09/12/12	102
500	6.050%, 12/04/17 (e)	412
598	Branch Banking & Trust Co., 4.875%, 01/15/13	586
1,100	Fifth Third Bancorp, 5.450%, 01/15/17	779
250	Keycorp, 6.500%, 05/14/13	237
1,000	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	948
500	Marshall & Ilsley Corp., 5.350%, 04/01/11	434
300	National City Bank, VAR, 1.212%, 01/21/10	295
600	PNC Funding Corp., 5.250%, 11/15/15	524
	SunTrust Banks, Inc.,
500	5.250%, 11/05/12 (c)	477
901	6.375%, 04/01/11	908
3,988	U.S. Bank N.A., 7.125%, 12/01/09	4,092
798	Wachovia Bank N.A., 7.800%, 08/18/10	836
	Wachovia Corp.,
300	4.875%, 02/15/14	285
300	5.500%, 05/01/13	306
1,750	5.750%, 02/01/18	1,679
835	Wells Fargo & Co., 5.625%, 12/11/17	795
	Wells Fargo Bank N.A.,
400	4.750%, 02/09/15	345
500	5.750%, 05/16/16	482
319	6.450%, 02/01/11	326
2,472	7.550%, 06/21/10	2,596

		17,444

	Commercial Services & Supplies — 0.0% (g)
200	Waste Management, Inc., 7.375%, 03/11/19	205

	Communications Equipment — 0.1%
400	Cisco Systems, Inc., 5.500%, 02/22/16	423

	Computers & Peripherals — 0.3%
	Hewlett-Packard Co.,
300	4.750%, 06/02/14	314
1,025	5.400%, 03/01/17	1,060
400	6.125%, 03/01/14	441
	International Business Machines Corp.,
450	5.700%, 09/14/17	474
500	7.625%, 10/15/18	590

		2,879

	Consumer Finance — 1.4%
359	American General Finance Corp., 5.375%, 10/01/12	198
279	Capital One Bank USA N.A., 5.750%, 09/15/10	284
	Capital One Financial Corp.,
275	5.700%, 09/15/11	279
740	6.250%, 11/15/13	726
	HSBC Finance Corp.,
500	5.250%, 01/15/14	483
798	6.375%, 11/27/12	791
1,783	6.750%, 05/15/11	1,851
835	7.000%, 05/15/12	853
2,752	8.000%, 07/15/10	2,821
	International Lease Finance Corp.,
598	5.875%, 05/01/13	465
1,000	6.375%, 03/25/13	778
400	John Deere Capital Corp., 5.250%, 10/01/12	420
	SLM Corp.,
600	4.000%, 01/15/10	576
1,037	5.375%, 01/15/13	804
798	Washington Mutual Finance Corp., 6.875%, 05/15/11	799

		12,128

	Diversified Financial Services — 6.8%
500	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	518
4,367	Associates Corp. of North America, 8.150%, 08/01/09	4,376
1,200	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	1,186
	Bank of America Corp.,
1,000	4.900%, 05/01/13	940
1,505	5.750%, 12/01/17	1,344
1,595	7.400%, 01/15/11	1,627
5,580	7.800%, 02/15/10	5,704
	BHP Billiton Finance USA Ltd., (Australia),
300	5.400%, 03/29/17	306
150	5.500%, 04/01/14	160
	BP Capital Markets plc, (United Kingdom),
180	3.125%, 03/10/12	184
1,000	5.250%, 11/07/13	1,061
	Caterpillar Financial Services Corp.,
400	4.850%, 12/07/12	404
400	4.900%, 08/15/13	397
250	5.450%, 04/15/18	229
300	5.500%, 03/15/16	287
800	6.200%, 09/30/13	822
500	7.050%, 10/01/18	507
	CIT Group, Inc.,
650	5.000%, 02/13/14	438
600	7.625%, 11/30/12	473
	Citigroup, Inc.,
500	4.700%, 05/29/15	420
1,994	5.625%, 08/27/12	1,865
1,400	6.000%, 08/15/17	1,245
500	6.125%, 11/21/17	448
225	8.500%, 05/22/19	233
1,200	CME Group, Inc., 5.400%, 08/01/13	1,243
225	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	227
	General Electric Capital Corp.,
1,096	4.625%, 09/15/09	1,106
2,500	5.250%, 10/19/12	2,532
1,500	5.400%, 02/15/17	1,384
3,000	5.625%, 05/01/18 (c)	2,865
6,163	5.875%, 02/15/12	6,333
6,280	6.000%, 06/15/12	6,555
2,034	6.125%, 02/22/11	2,128
800	Genworth Global Funding Trusts, 5.200%, 10/08/10	770
957	John Hancock Global Funding II, 7.900%, 07/02/10 (e)	978
1,595	MassMutual Global Funding II, 3.500%, 03/15/10 (e)	1,567
	National Rural Utilities Cooperative Finance Corp.,
550	4.750%, 03/01/14	554
150	10.375%, 11/01/18	180
1,994	New York Life Global Funding, 5.375%, 09/15/13 (e)	2,004
3,015	Principal Life Global Funding I, 6.250%, 02/15/12 (e)	3,042
	Textron Financial Corp.,
815	5.125%, 02/03/11	734
500	5.400%, 04/28/13	401

		59,777

	Diversified Telecommunication Services — 2.9%
	AT&T, Inc.,
2,900	4.950%, 01/15/13	2,999
360	5.100%, 09/15/14	373
225	5.500%, 02/01/18	226
540	BellSouth Corp., 5.200%, 09/15/14	561
632	Bellsouth Telecommunications, Inc., 6.300%, 12/15/15	649
3,270	British Telecommunications plc, (United Kingdom), 8.625%, 12/15/10	3,470
2,313	France Telecom S.A., (France), 7.750%, 03/01/11	2,515
2,233	Nynex Capital Funding Co., SUB, 8.230%, 10/15/09	2,242
47	Nynex Corp., 9.550%, 05/01/10	47
	Sprint Capital Corp.,
150	7.625%, 01/30/11	148
200	8.375%, 03/15/12	197
	Telecom Italia Capital S.A., (Luxembourg),
800	4.950%, 09/30/14	760
700	5.250%, 11/15/13	680
250	6.999%, 06/04/18	244
700	Telefonica Emisiones S.A.U., (Spain), 5.855%, 02/04/13	734
1,117	TELUS Corp., (Canada), 8.000%, 06/01/11	1,201
200	Verizon Communications, Inc., 5.500%, 02/15/18	200
798	Verizon Florida LLC, 6.125%, 01/15/13	815
4,187	Verizon Global Funding Corp., 7.250%, 12/01/10	4,481
600	Verizon Maryland, Inc., 7.150%, 05/01/23	574
300	Verizon New England, Inc., 4.750%, 10/01/13	299
1,595	Verizon Virginia, Inc., 4.625%, 03/15/13	1,578

		24,993

	Electric Utilities — 1.7%
319	Alabama Power Co., 4.700%, 12/01/10 (c)	331
917	Carolina Power & Light Co., 5.125%, 09/15/13	973
550	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	562
300	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	322
250	Columbus Southern Power Co., 6.050%, 05/01/18	245
175	Connecticut Light & Power Co., 5.650%, 05/01/18	180
	Duke Energy Carolinas LLC,
795	5.625%, 11/30/12	851
800	6.250%, 01/15/12	867
1,595	Exelon Generation Co. LLC, 6.950%, 06/15/11	1,682
175	Florida Power Corp., 5.650%, 06/15/18 (c)	184
	FPL Group Capital, Inc.,
150	5.350%, 06/15/13	157
200	6.000%, 03/01/19 (c)	208
400	7.875%, 12/15/15	460
100	Georgia Power Co., 6.000%, 11/01/13	109
100	Indiana Michigan Power Co., 7.000%, 03/15/19	104
50	Jersey Central Power & Light Co., 7.350%, 02/01/19	52
144	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	131
150	Midamerican Energy Co., 5.300%, 03/15/18	150
150	Nevada Power Co., 6.500%, 08/01/18	148
200	Nisource Finance Corp., 10.750%, 03/15/16	218
900	Ohio Power Co., 5.750%, 09/01/13	935
150	Oncor Electric Delivery Co., 5.950%, 09/01/13 (e)	153
	Pacific Gas & Electric Co.,
330	5.625%, 11/30/17	343
100	8.250%, 10/15/18	119
125	Pacificorp, 6.900%, 11/15/11	138
100	Peco Energy Co., 5.350%, 03/01/18	100
869	PSEG Power LLC, 7.750%, 04/15/11	929
50	Public Service Co. of Colorado, 5.800%, 08/01/18	53
	Public Service Electric & Gas Co.,
200	5.300%, 05/01/18	205
700	6.330%, 11/01/13	770
	Southern California Edison Co.,
200	4.150%, 09/15/14	204
250	5.750%, 03/15/14	271
80	Southern Co. (The), 4.150%, 05/15/14	80
	Spectra Energy Capital LLC,
900	5.500%, 03/01/14	875
100	5.668%, 08/15/14	98
	Virginia Electric and Power Co.,
400	5.100%, 11/30/12	418
1,000	5.400%, 04/30/18	1,023

		14,648

	Electronic Equipment, Instruments & Components — 0.0% (g)
120	Arrow Electronics, Inc., 6.875%, 07/01/13	118

	Food & Staples Retailing — 0.2%
	Kroger Co. (The),
225	7.500%, 01/15/14	252
1,196	8.050%, 02/01/10	1,233
560	Wal-Mart Stores, Inc., 4.550%, 05/01/13	589

		2,074

	Food Products — 0.5%
46	Bunge Ltd. Finance Corp., 5.875%, 05/15/13	45
67	Bunge N.A. Finance LP, 5.900%, 04/01/17	59
	Cargill, Inc.,
250	5.200%, 01/22/13 (e)	252
100	6.375%, 06/01/12 (e)	105
350	7.350%, 03/06/19 (e)	364
210	General Mills, Inc., 6.000%, 02/15/12	225
	Kellogg Co.,
200	4.250%, 03/06/13	205
500	5.125%, 12/03/12	531
	Kraft Foods, Inc.,
1,200	6.125%, 02/01/18	1,225
1,060	6.500%, 08/11/17	1,106

		4,117

	Gas Utilities — 0.4%
	Atmos Energy Corp.,
100	5.125%, 01/15/13	99
50	8.500%, 03/15/19	55
100	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	90
638	KeySpan Gas East Corp., 7.875%, 02/01/10	661
350	Schlumberger Technology Corp., 6.500%, 04/15/12 (e)	359
1,037	Southern California Gas Co., 4.800%, 10/01/12	1,068
70	Texas Eastern Transmission LP, 7.300%, 12/01/10	73
	TransCanada Pipelines Ltd., (Canada),
365	4.000%, 06/15/13	364
500	6.500%, 08/15/18	533

		3,302

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
150	4.000%, 03/01/14	152
100	4.625%, 03/15/15	100
100	Becton Dickinson and Co., 5.000%, 05/15/19	100

		352

	Health Care Providers & Services — 0.0% (g)
	WellPoint, Inc.,
67	5.875%, 06/15/17	64
45	7.000%, 02/15/19	46

		110

	Hotels, Restaurants & Leisure — 0.0% (g)
300	McDonald’s Corp., 4.300%, 03/01/13	312

	Household Products — 0.1%
50	Kimberly-Clark Corp., 7.500%, 11/01/18	59
358	Procter & Gamble - ESOP, 9.360%, 01/01/21	428

		487

	Industrial Conglomerates — 0.0% (g)
250	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	251

	Insurance — 1.6%
	American International Group, Inc.,
1,300	4.250%, 05/15/13	610
300	5.450%, 05/18/17	127
2,393	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	1,971
	Berkshire Hathaway Finance Corp.,
500	4.000%, 04/15/12 (e)	523
1,000	4.600%, 05/15/13	1,033
150	5.000%, 08/15/13	157
700	5.400%, 05/15/18	711
200	Chubb Corp. (The), 5.750%, 05/15/18	202
1,595	Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	1,509
700	MetLife Life and Annuity Co. of Connecticut, 5.125%, 08/15/14 (e)	627
873	Metropolitan Life Global Funding I, 5.200%, 09/18/13 (e)	870
1,755	Monumental Global Funding II, 4.375%, 07/30/09 (e)	1,754
479	Nationwide Financial Services, 6.250%, 11/15/11	451
300	New York Life Global Funding, 4.650%, 05/09/13 (e)	296
500	Pacific Life Global Funding, 5.150%, 04/15/13 (e)	471
	Protective Life Secured Trusts,
853	4.000%, 10/07/09	851
1,595	4.000%, 04/01/11	1,578
200	Travelers Cos, Inc. (The), 5.800%, 05/15/18	205
100	Travelers Property Casualty Corp., 5.000%, 03/15/13	101

		14,047

	IT Services — 0.1%
350	Electronic Data Systems Corp., 6.000%, 08/01/13	377

	Machinery — 0.1%
350	Eaton Corp., 5.600%, 05/15/18	327
100	PACCAR, Inc., 6.375%, 02/15/12	103
175	Parker Hannifin Corp., 5.500%, 05/15/18	169

		599

	Media — 0.9%
570	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	635
100	Comcast Cable Communications LLC, 7.125%, 06/15/13	108
2,951	Comcast Cable Holdings LLC, 9.800%, 02/01/12	3,274
	Comcast Corp.,
479	5.500%, 03/15/11	501
200	5.900%, 03/15/16	202
718	Cox Communications, Inc., 7.750%, 11/01/10	746
50	News America Holdings, Inc., 8.875%, 04/26/23	48
225	Thomson Reuters Corp., (Canada), 5.950%, 07/15/13	229
	Time Warner Cable, Inc.,
500	5.850%, 05/01/17	494
100	8.250%, 02/14/14	111
300	8.250%, 04/01/19	336
877	Time Warner Entertainment Co. LP, 10.150%, 05/01/12	993
250	Viacom, Inc., 6.250%, 04/30/16	239

		7,916

	Metals & Mining — 0.2%
	Alcoa, Inc.,
805	5.550%, 02/01/17	662
400	6.000%, 07/15/13	386
600	Rio Tinto Finance USA Ltd., (Australia), 5.875%, 07/15/13	586

		1,634

	Multiline Retail — 0.1%
700	Target Corp., 6.000%, 01/15/18 (c)	718

	Multi-Utilities — 0.2%
	Dominion Resources, Inc.,
766	6.250%, 06/30/12	806
100	8.875%, 01/15/19	117
500	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	535
150	PG&E Corp., 5.750%, 04/01/14	155
150	Sempra Energy, 8.900%, 11/15/13	166
	Wisconsin Electric Power Co.,
200	6.000%, 04/01/14	212
120	6.250%, 12/01/15	127

		2,118

	Office Electronics — 0.0% (g)
60	Xerox Corp., 8.250%, 05/15/14	61

	Oil, Gas & Consumable Fuels — 0.9%
	Anadarko Petroleum Corp.,
1,000	7.625%, 03/15/14	1,073
100	8.700%, 03/15/19	111
400	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	393
1,000	Chevron Corp., 4.950%, 03/03/19	1,018
	ConocoPhillips,
300	5.200%, 05/15/18	297
150	6.000%, 01/15/20	156
1,874	8.750%, 05/25/10	2,003
100	Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	108
150	Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	161
	Marathon Oil Corp.,
700	5.900%, 03/15/18	669
400	6.000%, 10/01/17	392
150	PC Financial Partnership, 5.000%, 11/15/14	144
25	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	26
	XTO Energy, Inc.,
700	4.625%, 06/15/13	700
700	5.750%, 12/15/13	731

		7,982

	Paper & Forest Products — 0.0% (g)
160	Weyerhaeuser Co., 6.750%, 03/15/12	159

	Pharmaceuticals — 0.3%
500	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	540
95	Eli Lilly & Co., 3.550%, 03/06/12	98
850	GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13 (c)	884
1,000	Pfizer, Inc., 4.450%, 03/15/12	1,060
175	Schering-Plough Corp., 6.000%, 09/15/17	180

		2,762

	Real Estate Investment Trusts (REITs) — 0.1%
300	HRPT Properties Trust, 6.650%, 01/15/18	240
	Simon Property Group LP,
275	5.625%, 08/15/14	259
350	6.100%, 05/01/16	325
75	6.750%, 05/15/14 (c)	75

		899

	Real Estate Management & Development — 0.0% (g)
319	ERP Operating LP, 4.750%, 06/15/09	319

	Road & Rail — 0.2%
798	Burlington Northern Santa Fe Corp., 7.125%, 12/15/10	846
100	CSX Corp., 6.300%, 03/15/12	103
	Norfolk Southern Corp.,
200	6.750%, 02/15/11	212
135	7.700%, 05/15/17	148
	Union Pacific Corp.,
175	4.875%, 01/15/15	174
200	5.650%, 05/01/17	193
450	5.700%, 08/15/18	429

		2,105

	Software — 0.2%
	Oracle Corp.,
620	5.250%, 01/15/16	643
600	5.750%, 04/15/18	647

		1,290

	Specialty Retail — 0.1%
1,000	Home Depot, Inc., 5.400%, 03/01/16	981
240	Staples, Inc., 9.750%, 01/15/14	265

		1,246

	Thrifts & Mortgage Finance — 0.5%
3,190	Countrywide Home Loans, Inc., 4.000%, 03/22/11	3,083
1,196	Wachovia Mortgage FSB, 4.500%, 06/15/09	1,196

		4,279

	Water Utilities — 0.0% (g)
300	American Water Capital Corp., 6.085%, 10/15/17	285

	Wireless Telecommunication Services — 0.3%
1,436	New Cingular Wireless Services, Inc., 7.875%, 03/01/11	1,561
500	Sprint Nextel Corp., 6.000%, 12/01/16	406
775	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	776

		2,743

	Total Corporate Bonds (Cost $255,720)	252,184

	Foreign Government Securities — 0.3%
	United Mexican States, (Mexico),
1,293	6.375%, 01/16/13	1,397
850	6.625%, 03/03/15	924

	Total Foreign Government Securities (Cost $2,177)	2,321

	Mortgage Pass-Through Securities — 5.5%
	Federal Home Loan Mortgage Corp.,
309	ARM, 4.260%, 01/01/27	309
70	ARM, 5.125%, 07/01/26	71
648	ARM, 5.556%, 12/01/35	674
724	ARM, 5.999%, 06/01/36	757
1,442	ARM, 6.319%, 03/01/37	1,519
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,434	4.000%, 05/01/14 - 08/01/18	1,466
561	4.500%, 10/01/18	579
673	5.000%, 12/01/17	701
161	5.500%, 06/01/17	169
237	6.000%, 04/01/18	249
1,216	6.500%, 05/01/17 - 04/01/18	1,286
102	7.000%, 08/01/10 - 09/01/12 (m)	107
39	7.500%, 08/01/09 - 10/01/14	41
7	8.500%, 01/01/10	8
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
168	6.000%, 12/01/22	178
300	6.500%, 12/01/13 - 11/01/22	323
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,288	5.500%, 07/01/35	1,336
756	6.000%, 01/01/34	796
80	7.000%, 04/01/22 - 04/01/26	87
63	7.500%, 08/01/25	69
76	8.000%, 07/01/20 - 11/01/24	84
194	8.500%, 07/01/28	214
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
30	12.000%, 08/01/15 - 07/01/19	33
	Federal National Mortgage Association,
527	ARM, 3.429%, 01/01/36	535
140	ARM, 3.677%, 09/01/27	140
45	ARM, 3.961%, 03/01/19	45
141	ARM, 4.075%, 03/01/29	140
1,328	ARM, 4.156%, 06/01/36	1,351
30	ARM, 4.574%, 06/01/26	31
353	ARM, 4.595%, 09/01/34	364
16	ARM, 4.786%, 08/01/19	16
1,290	ARM, 4.829%, 01/01/35	1,301
562	ARM, 6.661%, 01/01/37	594
	Federal National Mortgage Association, 15 Year, Single Family,
1,448	4.000%, 07/01/18	1,477
8,515	4.500%, 05/01/18 - 11/01/19	8,801
6,128	5.000%, 12/01/16 - 10/01/19	6,389
407	5.500%, 01/01/20	428
1,115	6.500%, 12/01/10 - 08/01/20	1,179
6	7.000%, 06/01/10	6
171	7.500%, 10/01/12	180
114	8.000%, 11/01/12	121
706	Federal National Mortgage Association, 20 Year, Single Family, 6.500%, 04/01/25	760
	Federal National Mortgage Association, 30 Year, FHA/VA,
113	6.000%, 09/01/33	120
231	6.500%, 03/01/29	249
176	8.500%, 08/01/27 - 02/01/30	193
116	9.000%, 09/01/19 - 12/01/30	128
50	9.500%, 12/01/18	56
	Federal National Mortgage Association, 30 Year, Single Family,
532	5.000%, 11/01/33	546
1,131	5.500%, 12/01/33	1,185
1,255	6.000%, 12/01/32 - 09/01/33	1,325
475	6.500%, 08/01/31	517
225	7.000%, 07/01/25 - 08/01/32	247
136	7.500%, 11/01/22 - 05/01/25	150
456	8.000%, 03/01/21 - 11/01/28	507
73	8.500%, 07/01/24 - 06/01/25	81
5	9.000%, 04/01/26	6
26	10.000%, 02/01/24	29
31	12.500%, 01/01/16	34
	Federal National Mortgage Association, Other,
545	4.000%, 09/01/13	556
301	4.500%, 11/01/14	309
	Government National Mortgage Association II, 30 Year, Single Family,
478	6.000%, 03/20/28	502
98	7.500%, 02/20/28 - 09/20/28	107
271	8.000%, 12/20/25 - 10/20/28	301
152	8.500%, 03/20/25 - 05/20/25	164
	Government National Mortgage Association, 15 Year, Single Family,
293	6.000%, 10/15/17	310
45	7.500%, 02/15/12 - 03/15/12	47
259	8.000%, 10/15/09 - 01/15/16	278
	Government National Mortgage Association, 30 Year, Single Family,
865	6.000%, 11/15/28	912
1,161	6.500%, 01/15/24 - 02/15/33	1,242
1,527	7.000%, 08/15/23 - 06/15/33	1,664
225	7.500%, 11/15/22 - 06/15/32	246
82	8.000%, 05/15/22 - 08/15/28	90
59	8.500%, 03/15/17 - 11/15/17	64
91	9.000%, 08/15/16 - 11/15/24	99
1,079	9.500%, 10/15/09 - 12/15/25	1,286
71	12.000%, 11/15/19	78

	Total Mortgage Pass-Through Securities (Cost $46,460)	48,542

	Supranational — 0.0% (g)
160	Corp. Andina de Fomento, (Supranational), 5.200%, 05/21/13	155
80	Inter-American Development Bank, 8.400%, 09/01/09	81

	Total Supranational (Cost $240)	236

	U.S. Government Agency Securities — 1.2%
	Federal Home Loan Bank System,
4,663	4.720%, 09/20/12	4,935
798	6.210%, 06/02/09	798
	Federal National Mortgage Association,
1,190	5.500%, 03/15/11	1,284
957	6.125%, 03/15/12	1,076
2,672	6.250%, 02/01/11	2,814

	Total U.S. Government Agency Securities (Cost $10,338)	10,907

	U.S. Treasury Obligations — 14.2%
	U.S. Treasury Bonds,
350	7.500%, 11/15/16	449
1,600	8.750%, 05/15/17	2,206
600	8.750%, 08/15/20	861
200	8.875%, 08/15/17	279
200	9.250%, 02/15/16	277
7,327	11.750%, 11/15/14 (m)	7,698
	U.S. Treasury Bonds Coupon STRIPS,
6,848	02/15/11	6,753
239	02/15/12 (c)	231
550	05/15/12 (c)	529
399	08/15/12	377
4,625	11/15/12 (c)	4,332
7,976	02/15/13	7,394
1,596	08/15/13 (m)	1,454
15,773	02/15/14 (m)	13,983
8,184	05/15/14 (m)	7,185
15,798	08/15/14 (m)	13,728
6,437	11/15/14 (m)	5,539
300	02/15/15 (c)	256
4,500	05/15/15 (c)	3,793
498	08/15/15 (c)	416
8,048	11/15/15 (c)	6,620
18,889	02/15/16	15,289
3,478	05/15/16	2,767
3,695	08/15/16 (c)	2,884
2,166	02/15/17	1,641
3,884	05/15/17 (c)	2,918
590	08/15/17	437
575	11/15/17	418
400	08/15/20 (c)	246
150	11/15/20	91
400	05/15/24	200
	U.S. Treasury Bonds Principal STRIPS,
4,982	11/15/09 (c)	4,971
200	08/15/17 (c)	149
350	05/15/20	220
	U.S. Treasury Inflation Indexed Notes,
1,000	2.000%, 04/15/12 (c)	1,085
5,497	4.250%, 01/15/10	7,102

	Total U.S. Treasury Obligations (Cost $117,242)	124,778

	Total Long-Term Investments (Cost $863,283)	872,403

SHARES

	Short-Term Investment — 0.3%
	Investment Company — 0.3%
2,401	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.560% (b) (l) (Cost $2,401)	2,401

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 3.2%
	Corporate Notes — 1.4%
3,500	BBVA U.S. Senior S.A., (Spain), VAR, Zero Coupon, 03/12/10 (d) (e)	3,448
3,000	General Electric Capital Corp., VAR, Zero Coupon, 03/12/10 (d)	2,944
3,500	Monumental Global Funding III, VAR, Zero Coupon, 05/24/10 (d) (e)	3,344
3,000	Pricoa Global Funding I, VAR, Zero Coupon, 12/15/09 (d) (e)	2,873

		12,609

SHARES

	Investment Company — 1.8%
15,400	JPMorgan Prime Money Market Fund, Capital Shares, 0.570%, 09/02/08 (b) (l)	15,400

	Total Investments of Cash Collateral for Securities on Loan (Cost $28,400)	28,009

	Total Investments — 102.8%
	(Cost $894,084)	902,813
	Liabilities in Excess of Other Assets — (2.8)%	(24,313)

	NET ASSETS — 100.0%	$878,500

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2009.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
GMAC	—	General Motors Acceptance Corp.
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2009. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2009.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(y)	Affiliated issuer. Security was purchased prior to its affiliation with JPMorgan Chase & Co.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,331
Aggregate gross unrealized depreciation	(26,602)

Net unrealized appreciation/depreciation	$8,729

Federal income tax cost of investments	$894,084

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 17,801	$ –
Level 2 – Other significant observable inputs	885,012	–
Level 3 – Significant unobservable inputs	–	–
Total	$ 902,813	$ –

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Kentucky Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL
AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 97.5%
	Municipal Bonds — 97.5%
	Arizona — 1.3%
1,000	Tucson & Pima Counties IDA, Capital Appreciation, Series 1983 A, Rev., Zero Coupon, 12/01/14 (p)	863

	California — 3.9%
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	695
2,850	Rev., Zero Coupon, 09/01/19 (p)	1,918

		2,613

	Kansas — 2.1%
1,600	Kansas City, Single Family Mortgage,
	Municipal Multiplier, Series A, Rev.,
	FHLMC COLL, Zero Coupon, 12/01/14 (p)	1,381
	Kentucky — 79.1%
1,000	Boone County, School District Finance Corp., School Building, Series B, Rev., 5.375%, 08/01/10 (p)	1,063
1,010	City of Bowling Green, GO, 5.250%, 06/01/10 (p)	1,056
	City of Richmond, Water, Gas & Sewer,
100	Series A, Rev., NATL-RE, 5.000%, 06/29/09	102
255	Series B, Rev., NATL-RE, 5.000%, 06/29/09	261
1,645	Fayette County, School District Finance Corp., School Building, Rev., 5.500%, 06/01/10 (p)	1,743
450	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.900%, 06/29/09	451
1,000	Jefferson County Capital Projects Corp., Series A, Rev., FSA, 4.250%, 06/01/17	1,008
930	Jefferson County, Health Facilities, Jewish Hospital Healthcare Services, Inc., Rev., 5.650%, 06/29/09	932
	Jefferson County, School District Finance Corp., School Building,
2,160	Series A, Rev., FSA, 4.500%, 07/01/16	2,236
1,000	Series A, Rev., FSA, 5.000%, 04/01/11	1,049
1,320	Series A, Rev., FSA, 5.250%, 07/01/09	1,337
2,115	Kenton County Airport Board, Cincinnati/Northern Kentucky, Series C, Rev., AMT, NATL-RE, 5.000%, 03/01/11	2,156
	Kentucky Asset Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 4.000%, 10/01/16	1,584
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/17	1,658
1,000	Series B, Rev., 5.000%, 10/01/17	1,083
1,000	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/17	1,048
1,000	Kentucky State Property & Buildings Commission, Rev., 5.375%, 11/01/18	1,087
1,000	Kentucky State Property & Buildings Commission, Project No. 64, Rev., NATL-RE, 5.750%, 11/01/09 (p)	1,022
1,000	Kentucky State Property & Buildings Commission, Project No. 71, Rev., NATL-RE-IBC, 5.500%, 08/01/12	1,104
1,335	Kentucky State Property & Buildings Commission, Project No. 73, Rev., 5.250%, 11/01/11	1,447
1,000	Kentucky State Property & Buildings Commission, Project No. 76, Rev., AMBAC, 5.500%, 08/01/20	1,140
1,000	Kentucky State Property & Buildings Commission, Project No. 77, Rev., NATL-RE, 5.250%, 08/01/13 (p)	1,147
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., FSA, 5.250%, 10/01/18	1,687
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., NATL-RE, 5.000%, 08/01/21	1,084
1,175	Rev., NATL-RE, 5.000%, 08/01/22	1,288
500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., FSA, 5.000%, 08/01/15 (p)	581
	Kentucky State Property & Buildings Commission, Project No. 87,
1,000	Rev., NATL-RE, FGIC, 5.000%, 03/01/17	1,084
2,250	Rev., NATL-RE, FGIC, 5.000%, 03/01/17	2,417
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., FSA, 5.000%, 11/01/18	1,619
1,000	Kentucky State Turnpike Authority, Series B, Rev., AMBAC, 5.000%, 07/01/16	1,132
1,000	Kentucky State Turnpike Authority, Capital Appreciation Revitalization, Rev., NATL-RE, FGIC, Zero Coupon, 01/01/10	995
	Kentucky State Turnpike Authority, Revitalization Projects,
1,000	Rev., AMBAC, 5.500%, 07/01/09	1,004
1,000	Series A, Rev., AMBAC, 5.500%, 07/01/11	1,085
1,000	Lexington-Fayette County, Urban County Government, Series D, GO, NATL-RE, 4.000%, 11/01/16	1,045
1,000	Lexington-Fayette County, Urban County Government, Sewer System, Series A, Rev., 5.000%, 07/01/11	1,072
1,495	Louisville & Jefferson County, Metro Government Board of Water Works, Rev., 5.000%, 11/15/16	1,710
	Louisville & Jefferson County, Metropolitan Sewer District,
1,000	Series A, Rev., AMBAC, 5.000%, 05/15/16	1,082
1,500	Series A, Rev., AGC, 5.000%, 05/15/18	1,646
1,500	Series A, Rev., NATL-RE, FGIC, 5.500%, 11/15/09	1,537
1,000	Louisville & Jefferson County, Regional Airport Authority, Series A, Rev., FSA, 5.750%, 07/01/11	1,038
	Louisville Regional Airport Authority,
1,000	Rev., AMBAC, 5.000%, 07/01/15	991
1,000	Rev., AMBAC, 5.000%, 07/01/15	988
1,000	Louisville Waterworks Board, Water System, Rev., FSA, 5.125%, 11/15/10	1,050
1,060	Oldham County, School District Finance Corp., Rev., NATL-RE, 5.000%, 05/01/14	1,137

		52,986

	Louisiana — 6.7%
260	Louisiana Housing Finance Agency, Single Family Mortgage, Series A-1, Rev., GNMA/FNMA, 6.650%, 06/29/09	265
1,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	655
4,300	New Orleans Home Mortgage Authority, Compound Interest, Series A, Rev., NATL-RE, VEREX, Zero Coupon, 10/01/15 (p)	3,549

		4,469

	Puerto Rico — 3.2%
1,480	Commonwealth of Puerto Rico, Capital Appreciation, GO, NATL-RE- IBC, Zero Coupon, 07/01/17	923
2,000	Puerto Rico Highway & Transportation Authority, Series A, Rev., AMBAC, Zero Coupon, 07/01/17	1,247

		2,170

	Texas — 1.2%
1,000	Central Texas Housing Finance Corp., Single Family Mortgage, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	785

	Total Long-Term Investments (Cost $62,186)	65,267
	Short-Term Investment — 1.7%
	Investment Company — 1.7%
1,170	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.290% (b) (l) (m) (Cost $1,170)	1,170

	Total Investments — 99.2% (Cost $63,356)	66,437
	Other Assets in Excess of Liabilities — 0.8%	516

	NET ASSETS — 100.0%	$66,953

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
RE	—	Reinsured
Rev.	—	Revenue
VA	—	Veterans Administration
VEREX	—	Insured by Verex Assurance, Inc.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management Inc.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,249
Aggregate gross unrealized depreciation	(168)
Net unrealized appreciation/depreciation	$3,081
Federal income tax cost of investments	$63,356

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 1,170	$ —
Level 2 – Other significant observable inputs	65,267	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 66,437	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

	Certificates of Deposit — 50.8%
25,000	Abbey National Treasury Services plc, 0.380%, 08/21/09	25,000
	Banco Bilbao Vizcaya Argentaria S.A.,
30,000	0.400%, 08/17/09	30,000
24,000	0.400%, 08/31/09	24,000
25,000	0.405%, 09/01/09	25,001
36,000	0.600%, 07/31/09	36,000
57,000	0.605%, 07/29/09	57,001
71,000	0.670%, 07/24/09	71,001
50,000	0.885%, 06/22/09	50,000
15,000	0.910%, 06/26/09	15,000
43,000	1.205%, 07/06/09	43,000
100,000	Banco Espirito Santo S.A., 0.510%, 06/30/09	100,000
100,000	Bank of Montreal, 0.300%, 07/02/09	100,000
30,000	Bank of Scotland plc, VAR, 1.507%, 06/06/09	30,000
47,000	Bank of Toyko Mitsubishi UFJ Ltd. 0.330%, 06/19/09	47,000
	Barclays Bank plc,
48,000	0.725%, 08/07/09	48,000
99,000	1.350%, 06/05/09	99,000
50,000	Bayerische Hypo- und Vereinsbank AG, 0.600%, 06/22/09	50,000
	BNP Paribas,
75,000	0.430%, 08/17/09	75,000
71,000	0.480%, 08/14/09	71,000
75,000	0.750%, 07/15/09	75,000
141,000	0.980%, 07/13/09	141,000
82,000	1.300%, 06/30/09	82,000
108,000	1.500%, 06/24/09	108,000
	Caisse des Depots et Consignations
48,000	0.365%, 08/21/09	48,001
106,000	0.415%, 08/21/09	106,002
105,000	0.620%, 08/03/09	105,002
80,000	0.620%, 08/07/09	80,001
93,000	0.630%, 08/07/09	93,002
	Caisse Nationale des Caisses d’Epargne et de Prevoyance,
23,000	0.630%, 08/18/09	23,000
35,000	0.920%, 07/21/09	35,001
71,000	1.110%, 07/13/09	71,001
75,000	1.120%, 06/22/09	75,000
75,000	1.170%, 07/03/09	75,001
	Caixa Generale de Depositos,
75,000	0.368%, 06/12/09	75,000
100,000	0.510%, 06/08/09	100,000
25,000	0.630%, 07/17/09	25,001
10,000	0.710%, 06/29/09	10,000
13,000	0.715%, 07/01/09	13,000
25,000	0.750%, 07/08/09	25,000
23,000	0.870%, 06/19/09	23,000
	Calyon N.A. Co.,
46,000	0.530%, 07/10/09	46,000
33,000	0.600%, 07/02/09	33,000
	Canadian Imperial Bank of Commerce,
46,000	0.630%, 07/27/09	46,000
57,000	0.650%, 07/24/09	57,001
75,000	0.750%, 07/14/09	75,000
	Credit Agricole S.A.,
49,000	0.400%, 08/21/09	49,000
14,000	0.430%, 08/31/09	14,000
80,000	0.460%, 08/14/09	80,000
54,000	1.000%, 06/05/09	54,000
120,000	1.050%, 06/12/09	120,000
	Credit Industriel et Commercial,
48,000	0.635%, 08/25/09	48,001
125,000	1.380%, 06/05/09	125,000
74,000	1.600%, 06/12/09	74,000
80,000	2.520%, 06/18/09	80,000
61,000	2.550%, 06/17/09	61,000
	Danske Bank A/S,
48,000	0.410%, 07/22/09	48,001
25,000	0.430%, 07/17/09	25,000
25,000	0.450%, 07/14/09	25,000
94,000	0.590%, 07/01/09	94,001
47,000	0.650%, 06/26/09	47,000
	Deutsche Bank AG,
105,000	0.480%, 08/07/09	105,000
94,000	0.620%, 07/23/09	94,000
	DnB NOR Bank ASA,
39,000	0.370%, 08/21/09	39,000
24,000	0.600%, 07/24/09	24,000
	DZ Bank AG,
47,000	0.400%, 06/09/09	47,000
48,000	0.430%, 06/03/09	48,000
24,000	HSBC Bank plc, 1.000%, 06/12/09	24,000
	ING Bank N.V.,
100,000	0.480%, 08/28/09	100,000
48,000	0.500%, 08/21/09	48,000
31,000	0.975%, 07/23/09	31,000
71,000	0.980%, 07/22/09	71,001
54,000	0.980%, 08/03/09	54,000
70,000	0.990%, 07/21/09	70,000
47,000	1.135%, 07/02/09	47,000
	Intesa Sanpaolo IMI S.p.A.,
50,000	0.420%, 08/17/09	50,000
94,000	0.490%, 08/11/09	94,002
25,000	0.650%, 08/10/09	25,001
43,000	1.350%, 07/06/09	43,000
47,000	Landesbank Hessen-Thueringen Girozentrale, 0.450%, 06/04/09	47,000
73,000	Lloyds TSB Bank plc, 0.320%, 06/12/09	73,000
50,000	Mitsubishi UFJ Trust & Banking Corp., 0.400%, 06/11/09	50,000
50,000	Mizuho Corporate Bank Ltd., 0.350%, 06/11/09	50,000
	National Australia Bank Ltd.,
72,000	0.330%, 08/24/09	72,000
70,000	0.400%, 08/18/09	70,000
	Natixis,
49,000	0.400%, 06/23/09	49,000
70,000	0.480%, 06/16/09	70,000
100,000	0.490%, 06/12/09	100,000
33,000	0.520%, 06/04/09	33,000
109,000	Nordea Bank plc, 2.510%, 06/12/09	109,001
50,000	Norinchukin Bank-New York, 0.350%, 06/10/09	50,000
	Rabobank Nederland N.V.,
48,000	0.350%, 08/24/09	48,000
53,000	0.350%, 08/28/09	53,000
24,000	0.450%, 09/30/09	24,000
27,000	2.200%, 06/04/09	27,000
	Royal Bank of Scotland plc,
25,000	0.500%, 06/03/09	25,000
47,300	1.100%, 05/10/10	47,300
65,000	1.200%, 09/02/09	65,000
69,000	1.250%, 01/26/10	69,000
30,000	1.450%, 02/08/10	30,000
65,000	Sanpaolo IMI S.p.A., 1.250%, 07/08/09	65,000
	Skandinaviska Enskilda Banken AB,
25,000	0.460%, 06/12/09	25,000
70,000	0.550%, 06/05/09	70,000
	Societe Generale,
50,000	0.550%, 08/17/09	50,000
250,000	0.750%, 07/16/09	250,000
95,000	0.800%, 07/13/09	95,000
45,000	1.000%, 07/13/09	45,005
48,000	1.050%, 06/12/09	48,000
102,000	1.440%, 07/07/09	102,000
	Sumitomo Mitsui Banking Corp.,
30,000	0.340%, 06/18/09	30,000
15,000	0.350%, 06/11/09	15,000
50,000	0.350%, 06/16/09	50,000
	Svenska Handelsbanken, Inc.,
31,000	0.350%, 08/31/09	31,000
52,000	0.370%, 08/21/09	52,000
32,000	0.480%, 08/11/09	32,001
12,000	0.600%, 07/29/09	12,000
37,000	0.650%, 07/20/09	37,002
	UBS AG,
72,000	0.300%, 06/25/09	72,000
52,000	0.330%, 07/01/09	52,000
67,000	0.505%, 06/03/09	67,000
	UniCredito Italiano S.p.A.,
20,000	0.455%, 07/02/09	20,000
32,000	0.650%, 06/12/09	32,000
58,000	0.650%, 06/15/09	58,000

	Total Certificates of Deposit (Cost $7,070,332)	7,070,332

	Commercial Paper - 16.6% (n)
	Amsterdam Funding Corp.,
18,000	1.258%, 10/08/09	17,919
10,000	1.258%, 10/15/09	9,953
39,500	Antalis U.S. Funding Corp., 0.802%, 07/20/09	39,457
50,000	ANZ National International Ltd., 0.375%, 08/31/09 (m)	49,953
	ASB Finance Ltd.,
20,000	0.471%, 09/01/09	19,976
53,500	0.601%, 06/23/09 (m)	53,480
37,000	0.777%, 07/20/09	36,961
7,000	Atlantic Asset Securitization LLC, 1.258%, 10/13/09	6,967
	Atlantis One Funding Corp.,
25,000	0.652%, 07/13/09	24,981
34,000	0.751%, 06/04/09	33,998
70,000	0.955%, 10/15/09	69,749
	Banco Bilbao Vizcaya Argentaria S.A.,
40,000	0.904%, 07/15/09	39,956
71,000	0.924%, 07/13/09	70,924
50,000	0.950%, 07/14/09	49,943
	BNZ International Funding Ltd.,
15,000	0.360%, 08/25/09	14,987
20,000	0.380%, 08/13/09	19,985
30,000	1.028%, 06/05/09	29,996
35,000	1.153%, 06/12/09	34,988
	Caisse Nationale des Caisses d’Epargne et de Prevoyance,
40,000	1.174%, 06/18/09	39,978
79,150	0.912%, 07/22/09	79,048
	Cancara Asset Securitisation LLC,
36,000	0.822%, 08/13/09	35,940
35,000	1.512%, 10/08/09	34,812
30,000	1.512%, 10/15/09	29,830
23,000	Citigroup, 0.501%, 06/22/09	22,993
	Danske Corp.,
13,000	0.330%, 07/29/09	12,993
12,000	1.056%, 07/20/09	11,983
	Ebbets Funding LLC,
18,000	2.516%, 07/09/09	17,952
15,000	2.516%, 07/20/09	14,949
18,000	2.516%, 07/22/09	17,936
18,000	2.516%, 07/24/09	17,934
20,000	Edison Asset Securitization LLC, 0.551%, 07/27/09	19,983
	Gemini Securitization Corp. LLC,
25,000	0.380%, 08/26/09	24,978
10,000	0.501%, 08/12/09	9,990
6,000	0.802%, 06/24/09	5,997
10,000	0.852%, 06/04/09	9,999
73,400	General Electric Capital Corp., 0.854%, 07/29/09	73,299
176,000	Giro Balanced Funding Corp., 0.900%, 06/04/09	175,987
	Grampian Funding LLC,
17,000	1.254%, 07/20/09	16,971
12,000	1.254%, 07/23/09	11,978
5,000	1.254%, 07/24/09	4,991
	Hannover Funding Co., LLC,
65,000	0.700%, 06/02/09	64,998
135,000	0.750%, 06/05/09	134,989
	Intesa Funding LLC,
36,000	1.349%, 07/06/09	35,953
82,000	1.430%, 06/30/09	81,906
16,000	LMA Americas LLC, 0.400%, 08/27/09	15,985
25,000	Macquarie Bank Ltd., 1.112%, 04/28/10	24,747
35,000	Nationwide Building Society, 0.400%, 06/11/09	34,996
120,000	Nordea North America, Inc., 2.450%, 06/11/09	119,919
30,000	Old Line Funding LLC, 1.258%, 10/09/09	29,865
	Raiffeisen Zentralbank Oesterreich AG,
22,000	0.530%, 06/22/09	21,993
40,000	0.570%, 06/30/09	39,982
21,000	Santander Central Hispano Finance Delaware, Inc., 1.360%, 07/22/09	20,960
30,000	Skandinaviska Enskilda Banken AB, 0.380%, 06/15/09	29,996
	Stadshypotek Delaware, Inc.,
15,000	0.450%, 08/24/09	14,984
27,000	0.451%, 08/28/09	26,971
	Straight-A Funding LLC,
7,000	0.320%, 07/22/09	6,997
45,000	0.390%, 08/25/09	44,958
11,000	Surrey Funding Corp., 1.056%, 10/27/09	10,953
	Swedbank AB,
40,000	0.806%, 04/30/10	39,704
11,000	0.888%, 05/18/10	10,905
33,000	0.928%, 05/10/10	32,711
50,000	Thames Asset Global Securitization, Inc., 0.350%, 06/15/09	49,993
	Tulip Funding Corp.,
18,000	0.330%, 06/15/09	17,998
25,000	0.400%, 06/05/09	24,999
	Versailles Commercial Paper LLC,
5,000	1.005%, 11/16/09	4,977
9,000	1.105%, 09/17/09	8,970
11,500	1.258%, 11/02/09	11,439
10,000	1.359%, 10/09/09	9,951
	Windmill Funding Corp.,
18,000	1.258%, 10/08/09	17,919
10,000	1.258%, 10/15/09	9,953

	Total Commercial Paper (Cost $2,315,365)	2,315,365

	Corporate Notes — 6.0%
	Capital Markets — 0.6%
	Macquarie Bank Ltd.
60,000	1.975%, 01/15/10 (e)	60,000
25,000	VAR, 1.322%, 08/27/09 (e)	25,000

		85,000

	Commercial Banks — 3.8%
27,000	Australia & New Zealand Banking Group Ltd., VAR, 1.471%, 06/02/09 (e)	27,000
83,000	Bank of America N.A., VAR, 1.239%, 07/30/09	83,000
254,000	Bayerische Landesbank, VAR, 0.369%, 06/24/09	254,000
46,000	BNP Paribas, VAR, 1.150%, 08/13/09	46,000
60,000	Kreditanstalt fuer Wiederaufbau, VAR, 1.152%, 07/21/09	60,000
51,000	Rabobank Nederland N.V., VAR, 1.176%, 08/10/09 (e)	51,000

		521,000

	Diversified Financial Services — 1.1%
150,000	General Electric Capital Corp., VAR, 0.461%, 06/08/09	150,000

	FDIC Guaranteed Securities — 0.5%
	Bank of America N.A.
25,000	0.700%, 09/04/09	25,000
25,000	0.730%, 09/01/09	25,000
23,000	Citibank N.A., VAR, 1.282%, 06/30/09	23,000

		73,000

	Total Corporate Notes (Cost $829,000)	829,000

	Repurchase Agreement — 6.7%
939,232	Bank of America Securities LLC, 0.180%, dated 05/29/09, due 06/01/09, repurchase price $939,246, collateralized by U.S. Government Agency Securities with a value of $958,017 (Cost $939,232)	939,232

	Sovereign Agency — 0.2%
30,000	Export Development Canada, 1.500%, 01/15/10 (e) (Cost $30,000)	30,000

	Time Deposits — 12.3%
230,000	Bayerische Landesbank, 0.280%, 06/01/09	230,000
350,000	Commerzbank AG, 0.220%, 06/01/09	350,000
150,000	Danske Bank A/S, 0.400%, 06/01/09	150,000
400,000	HSH Nordbank AG, 0.280%, 06/01/09	400,000
575,000	Landesbank Baden-Wurttemberg, 0.280%, 06/01/09	575,000

	Total Time Deposits (Cost $1,705,000)	1,705,000

	U.S. Government Agency Securities — 10.5%
	Federal Home Loan Bank,
86,500	0.820%, 04/27/10	86,485
64,000	0.960%, 02/04/10	63,953
100,000	1.020%, 02/26/10	99,967
57,000	DN, 1.833%, 11/20/09 (n)	56,510
56,540	DN, 1.833%, 11/19/09 (n)	56,056
40,000	DN, 1.730%, 11/23/09 (n)	39,670
33,640	VAR, 0.705%, 06/01/09	33,640
50,000	VAR, 0.886%, 08/10/09	49,993

	Federal Home Loan Mortgage Corp.,
66,000	DN, 1.729%, 11/18/09 (n)	65,470
57,000	DN, 2.092%, 11/02/09 (n)	56,500
58,000	DN, 2.124%, 11/09/09 (n)	57,461
33,640	VAR, 0.740%, 06/01/09	33,640

	Federal National Mortgage Association,
112,000	DN, 2.093%, 11/06/09 (n)	110,992
56,540	DN, 1.832%, 11/13/09 (n)	56,073
185,000	DN, 0.705%, 04/09/10 (n)	183,878
140,000	VAR, 0.410%, 06/01/09	139,954
130,000	VAR, 1.012%, 07/25/09	129,975
138,000	VAR, 1.052%, 07/21/09	138,000

	Total U.S. Government Agency Securities (Cost $1,458,217)	1,458,217

	Total Investments — 103.1%
	(Cost $14,347,146)*	14,347,146
	Liabilities in Excess of Other Assets — (3.1)%	(433,678)

	NET ASSETS — 100.0%	$13,913,468

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

*	The cost of securities is substantially the same for federal income tax purposes.

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ —	$ —
Level 2 – Other significant observable inputs	14,347,146	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 14,347,146	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Louisiana Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 99.1%
	Municipal Bonds — 99.1%
	California — 1.6%
1,000	State of California, Various Purpose, GO, 5.000%, 09/01/16	1,057

	Hawaii — 1.7%
1,000	State of Hawaii, Series DK, GO, 5.000%, 05/01/18	1,103

	Louisiana — 89.8%
885	Caddo-Bossier Parishes Board Commission, Limited Tax, Rev., AGC, 4.000%, 03/01/14	941
1,000	Calcasieu Parish Public Trust Authority, Student Lease, McNeese Student Housing Project, Rev., NATL-RE, 5.375%, 05/01/11	1,023
1,125	Calcasieu Parish School District No. 30, Ward 4, Public School Improvement, GO, FSA, 5.000%, 02/15/12	1,163
1,815	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17 (i)	1,065
490	City of New Orleans, Home Mortgage Authority, SO, 6.250%, 01/15/11 (p)	524
1,000	City of Shreveport, GO, FSA, 4.000%, 04/01/18	1,044
	City of Shreveport, Certificates of Indebtedness,
1,000	Series A, Rev., AMBAC, 5.000%, 10/01/09	1,025
1,000	Series A, Rev., AMBAC, 5.500%, 10/01/09	1,030
1,000	Jefferson Sales Tax District, Rev., AMBAC, 5.000%, 12/01/15	1,017
2,000	Lafayette Parish School Board, Public Schools, Rev., FSA, 5.000%, 04/01/14	2,237
1,500	Louisiana Energy & Power Authority, Rev., FSA, 5.750%, 01/01/13	1,679
225	Louisiana Housing Finance Agency, Single Family Mortgage, Series B-2, Rev., AMT, GNMA/FNMA, FHA/VA MTGS, 4.800%, 06/29/09	226
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Rev., AMBAC, 5.250%, 12/01/18	2,870
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/17	1,877
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport Systems, Series B, Rev., AMT, FSA, 5.625%, 01/01/19	1,314
	Louisiana Office Facilities Corp., Capitol Complex Program,
2,055	Rev., AMBAC, 5.500%, 05/01/11	2,188
1,000	Series A, Rev., NATL-RE, 5.125%, 06/29/09	1,012
1,000	Series A, Rev., NATL-RE, 5.375%, 06/29/09	1,012
1,220	Series A, Rev., NATL-RE, 5.500%, 06/29/09	1,236
7,000	Louisiana Public Facilities Authority, CR, Series B, Rev., FNMA, Zero Coupon, 12/01/19 (p)	4,583
8,000	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., FHLMC, Zero
	Coupon, 02/01/20 (p)	5,157
1,495	Louisiana Public Facilities Authority, Department of Public Safety, JT Emergency, Rev., FSA, 5.500%, 08/01/11 (p)	1,638
1,475	Louisiana Public Facilities Authority, Hospital, Franciscan Missionaries, Series A, Rev., FSA, 5.500%, 07/01/12	1,590
	Louisiana Public Facilities Authority, Hospital, Women’s Foundation Project,
500	Rev., FSA, 6.000%, 10/01/10 (p)	535
1,000	Rev., NATL-RE FGIC, 5.000%, 04/01/15	951
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/17	1,036
1,000	Orleans Parish, Parishwide School District, Series A, GO, FGIC, 5.125%, 06/29/09 (i)	948
250	Orleans Parish, School Board, GO, FGIC, 5.300%, 06/29/09 (i)	250
555	Orleans Parish, School Board, Public School, Capital Refinancing, Rev., NATL-RE, 6.000%, 06/01/09	555
	Parish of East Baton Rouge, Road and Street Improvements,
1,000	Rev., AGC, 5.000%, 08/01/19	1,086
1,000	Rev., AGC, 5.000%, 08/01/19	1,077
840	Port New Orleans Board of Commissioners, Rev., AMBAC, 5.625%, 04/01/11 (p)	911
835	Port New Orleans Board of Commissioners, Unrefunded Balance, Rev., AMBAC, 5.625%, 04/01/11	856
1,000	St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,127
	State of Louisiana,
1,000	Series A, GO, AMBAC, 5.250%, 10/15/14 (p)	1,169
1,500	Series A, GO, FGIC, 5.250%, 04/01/12 (p)	1,661
1,375	Series A, GO, NATL-RE, 5.800%, 08/01/10	1,443
1,000	Series A, GO, NATL-RE FGIC, 5.500%, 05/15/11	1,062
3,500	Series B, GO, NATL-RE, 5.625%, 08/01/13	3,902
1,500	Series C, GO, FSA, 5.000%, 05/01/16	1,637
1,085	Tangipahoa Parish, School Board, Rev., AMBAC, 5.500%, 03/01/11	1,140

		58,797

	Massachusetts — 1.7%
1,000	Commonwealth of Massachusetts, Consolidated Loan, Series D, GO, 5.000%, 08/01/16	1,135

	Ohio — 4.3%
1,000	Franklin County Convention Facilities Authority, Tax & Lease Anticipation Bonds, Rev., 5.000%, 12/01/17	1,096
	Ohio Housing Finance Agency, Hillwood II Project,
400	Rev., AMT, GNMA COLL, 4.375%, 05/20/11	409
1,245	Rev., AMT, GNMA COLL, 4.700%, 05/20/16	1,313

		2,818

	Total Long-Term Investments (Cost $61,469)	64,910

SHARES

	Short-Term Investment — 0.3%
	Investment Company — 0.3%
188	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.290%, (b) (l) (m) (Cost $188)	188

	Total Investments — 99.4% (Cost $61,657)	65,098
	Other Assets in Excess of Liabilities — 0.6%	404

	NET ASSETS — 100.0%	$65,502

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
SO	—	Special Obligation
VA	—	Veterans Administration

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,763
Aggregate gross unrealized depreciation	(322)

Net unrealized appreciation/depreciation	$3,441

Federal income tax cost of investments	$61,657

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 188	$ –
Level 2 – Other significant observable inputs	64,910	–
Level 3 – Significant unobservable inputs	–	–
Total	$ 65,098	$ –

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 98.8%
	Municipal Bonds — 98.8%
	Arizona — 0.6%
1,000	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/18	1,089

	Colorado — 1.4%
1,000	Denver City & County School District No. 1, Series A, GO, 5.250%, 06/01/19	1,094
3,000	E-470 Public Highway Authority, Capital Appreciation, Series B, Rev., NATL-RE, Zero Coupon, 09/01/19	1,463

		2,557

	Michigan — 89.7%
2,500	Battle Creek, Tax Allocation, NATL-RE, 5.000%, 11/01/09	2,536
2,300	Caledonia Community Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/15	2,443
1,675	Charles Stewart Mott Community College, Community College Facilities, GO, NATL- RE, 5.000%, 05/01/15	1,782
	Chelsea Economic Development Corp., United Methodist Retirement,
2,000	Rev., 5.400%, 06/29/09 (i)	1,634
1,075	Rev., 5.400%, 06/29/09 (i)	1,014
2,840	Chippewa Valley Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/13	3,117
4,000	City of Dearborn School District, GO, NATL-RE, FGIC, Q-SBLF, 5.000%, 05/01/17	4,252
	City of Detroit,
2,570	Series A, GO, FSA, 5.250%, 06/29/09	2,588
1,500	Series A-1, GO, NATL-RE, 5.375%, 10/01/11	1,414
2,000	Series B, Rev., NATL-RE, 6.000%, 07/01/10	2,058
	City of Detroit, Capital Appreciation,
5,000	Series A, Rev., NATL-RE, FGIC, Zero Coupon, 07/01/13	4,346
1,500	Series A, Rev., NATL-RE, FGIC, Zero Coupon, 07/01/17	1,044
4,015	City of Detroit, Sewer Systems, Senior Lien, Series B, Rev., VAR, NATL-RE, 5.250%, 07/01/17	4,002
3,000	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., FSA, 5.000%, 07/01/16	3,185
1,800	City of Detroit, Wayne County Stadium Authority, Rev., NATL-RE, FGIC, 5.500%, 06/29/09	1,800
1,500	City of Grand Rapids, Water Supply , Rev., NATL-RE, FGIC, 5.750%, 01/01/11	1,587
	City of Jackson, Capital Appreciation, Downtown Development,
1,620	GO, FSA, Zero Coupon, 06/01/16	1,268
1,710	GO, FSA, Zero Coupon, 06/01/17	1,268
2,060	GO, FSA, Zero Coupon, 06/01/18	1,438
1,200	GO, FSA, Zero Coupon, 06/01/19	787
2,075	East Grand Rapids Public School District, GO, FSA, Q-SBLF, 5.000%, 05/01/14	2,210
1,000	Ecorse Public School District, GO, FSA, Q-SBLF, 5.250%, 05/01/15	1,084
1,105	Emmet County Building Authority, GO, AMBAC, 5.000%, 05/01/13	1,198
1,000	Fitzgerald Public School District, School Building & Site, Series B, GO, AMBAC, 5.000%, 11/01/14 (p)	1,156
1,000	Grand Blanc Community Schools, School Building & Site, GO, FSA, Q-SBLF, 5.000%, 05/01/14	1,103
2,660	Hartland Consolidated School District, GO, Q-SBLF, 5.375%, 05/01/11	2,748
1,515	Healthsource Saginaw, Inc., GO, NATL-RE, 5.000%, 05/01/15	1,581
1,600	Howell Public Schools, School Building & Site, GO, Q-SBLF, 5.000%, 11/01/13	1,746
1,620	Jackson Public Schools, School Building & Site, GO, FSA, Q-SBLF, 5.000%, 05/01/14	1,725
1,250	Lansing Community College, Building & Site, GO, NATL-RE, 5.000%, 05/01/13	1,322
	Lowell Area Schools, Capital Appreciation,
5,000	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/14	4,260
1,425	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/16	1,098
1,155	Michigan Higher Education Facilities Authority, Calvin College Project, Limited Obligation, Rev., 5.500%, 12/01/10 (p)	1,234
1,240	Michigan Higher Education Facilities Authority, Kettering University, Limited Obligation, Rev., AMBAC, 5.500%, 09/01/11 (i)	1,261
	Michigan Higher Education Student Loan Authority,
1,200	Series XII-T, Rev., AMBAC, 5.300%, 09/01/10	1,158
1,000	Series XVII-A, Rev., VAR, AMBAC, 5.750%, 12/01/09	913
1,250	Michigan Municipal Bond Authority, Drinking Water Revolving Fund, Rev., 5.000%, 10/01/14	1,379
1,055	Michigan Municipal Bond Authority, Local Government Lien Program, Series 4-A, Rev., AMBAC, 5.000%, 05/01/14	1,137
1,245	Michigan Public Power Agency, Combustion Turbine No. 1 Project, Series A, Rev., AMBAC, 5.250%, 01/01/12	1,326
	Michigan State Building Authority, Facilities Program,
2,675	Series 1, Rev., 5.250%, 10/15/09	2,700
1,250	Series I, Rev., FSA, 5.250%, 10/15/13	1,313
	Michigan State Hospital Finance Authority, Mercy Health Services,
1,000	Series R, Rev., AMBAC, 5.375%, 06/29/09 (p)	1,003
3,795	Series U, Rev., 5.625%, 06/29/09 (p)	3,828
6,875	Series W, Rev., FSA, 5.250%, 06/29/09 (p)	6,926
	Michigan State Hospital Finance Authority, Oakwood Obligation Group,
2,000	Series A, Rev., 5.000%, 07/15/14	1,993
1,030	Series A, Rev., 5.000%, 07/15/17	1,001
1,815	Michigan State Hospital Finance Authority, Port Huron Hospital Obligation, Rev., FSA, 5.375%, 06/29/09	1,819
	Michigan State Hospital Finance Authority, Sparrow Obligation Group,
1,000	Rev., 5.000%, 11/15/15	974
1,000	Rev., 5.000%, 11/15/17	941
1,500	Rev., NATL-RE, 5.000%, 05/15/15	1,475
	Michigan State Housing Development Authority, Weston, Limited Obligation,
975	Series A, Rev., GNMA COLL, 4.100%, 12/20/14	955
1,880	Series A, Rev., GNMA COLL, 4.600%, 12/20/14	1,709
1,000	Michigan State Trunk Line, Rev., FSA, 5.250%, 11/01/20	1,100
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,280
1,500	Michigan Strategic Fund, House of Representatives Facilities, Series A, Rev., Assured Guaranty, Ltd., 5.250%, 10/15/18	1,662
1,055	Midland County Building Authority, Rev., FSA, 5.000%, 10/01/15	1,191
1,210	Newaygo Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/15	1,260
1,000	North Kent Sewer Authority, Rev., NATL-RE, 5.000%, 11/01/16	1,059
150	Northwestern Michigan College, Improvement, Unrefunded Balance, GO, FGIC, 5.600%, 10/01/09	152
2,500	Oakland County Economic Development Corp., Cranbrook Educational Community, Rev., 5.000%, 11/01/09	2,523
1,670	Oakland University, Rev., AMBAC, 5.250%, 05/15/14	1,765
1,070	Otsego Public School District, GO, FSA, Q-SBLF, 5.000%, 05/01/17	1,190
1,000	Otsego Public School District, School Building & Site, GO, FSA, Q-SBLF, 5.000%,
	05/01/14 (p)	1,148
1,910	Pinckney Community Schools, GO, FSA, Q-SBLF, 5.000%, 05/01/14	2,012
	Rochester Community School District,
3,000	GO, FSA, Q-SBLF, 5.000%, 05/01/14	3,275
1,000	GO, NATL-RE, Q-SBLF, 5.000%, 05/01/19	1,096
1,000	Rockford Public School District, GO, FSA, Q-SBLF, 5.000%, 05/01/15	1,064
1,935	South Lyon Community Schools, Series II, GO, NATL-RE, FGIC, Q-SBLF, 5.000%,
	05/01/15	2,030
1,375	South Lyon Community Schools, School Building & Site, GO, FGIC, 5.250%, 11/01/12 (p)	1,546
1,500	South Redford School District, School Building & Site, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/15	1,573
1,450	Southfield Library Building Authority, GO, NATL-RE, 5.000%, 05/01/15	1,572
	Southfield Public Schools, School Building & Site,
3,100	Series B, GO, FSA, Q-SBLF, 5.125%, 05/01/14 (p)	3,572
	State of Michigan,
3,000	Rev., FSA, 5.250%, 11/01/16	3,340
4,500	Rev., FSA, 5.250%, 11/01/17	5,008
3,130	Rev., FSA, 5.250%, 05/15/18	3,565
1,000	Rev., FSA, 5.250%, 05/15/21	1,132
	State of Michigan, Environmental Program,
1,345	Series A, GO, 5.000%, 05/01/14	1,439
2,690	Series A, GO, 5.250%, 05/01/13 (p)	3,066
735	Tawas City Hospital Finance Authority, St. Joseph, Asset Guaranty, Ltd., Series A, Rev., RADIAN-IBCC, 5.600%, 06/29/09 (p)	779
1,000	University of Michigan, Hospital, Series D, Rev., 5.000%, 12/01/10	1,050
1,000	Utica Community Schools, School Building & Site, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/15	1,122
2,000	Walled Lake Consolidated School District, GO, Q-SBLF, 5.250%, 05/01/11	2,083
1,500	Wayne Charter County, Airport, Series D, Rev., NATL-RE, FGIC, 5.250%, 12/01/09	1,513
1,175	Wayne County, Downriver Sewer Disposal, Series B, GO, NATL-RE, 5.125%, 11/01/09	1,190
	Wayne State University,
2,000	Rev., NATL-RE, FGIC, 5.250%, 11/15/09	2,042
2,000	Rev., NATL-RE, FGIC, 5.375%, 11/15/09	2,048
1,000	Western Michigan University, Rev., NATL-RE, 5.000%, 11/15/13	1,042
1,000	Willow Run Community Schools, GO, FSA, Q-SBLF, 5.000%, 05/01/15	1,064
1,500	Wyandotte Electric, Rev., NATL-RE, 4.000%, 10/01/09	1,524

		164,916

	New Jersey — 1.8%
3,000	New Jersey Transportation Trust Fund Authority, Grant Anticipation Bonds, Series A, Rev., NATL-RE, FGIC, 5.000%, 06/15/15	3,275

	Puerto Rico — 1.2%
2,195	Commonwealth of Puerto Rico, GO, NATL-RE, 6.250%, 07/01/12	2,315

	Tennessee — 1.7%
3,200	Tennessee Energy Acquisition Corp., Series A, Rev., 5.000%, 09/01/14	3,118

	Texas — 1.5%
1,500	City of San Antonio, Rev., NATL-RE, 5.000%, 05/15/15	1,607
1,000	Conroe Independent School District, Series C, GO, PSF-GTD, 5.000%, 02/15/15	1,088

		2,695

	Washington — 0.9%
1,500	City of Seattle, Water Systems, Rev., NATL-RE, 5.000%, 09/01/15	1,607

	Total Investments — 98.8% (Cost $177,193)	181,572
	Other Assets in Excess of Liabilities — 1.2%	2,160

	NET ASSETS — 100.0%	$183,732

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
COLL	—	Collateral
FGIC	—	Insured by Financial Guaranty Insurance Co.
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBCC	—	Insured Bond Custodial Certificate
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,351
Aggregate gross unrealized depreciation	(1,972)

Net unrealized appreciation/depreciation	$4,379

Federal income tax cost of investments	$177,193

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ —	$ —
Level 2 – Other significant observable inputs	181,572	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 181,572	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL		VALUE
AMOUNT ($)	SECURITY DESCRIPTION (t)	($)

	Commercial Paper — 3.7% (n)
	Michigan — 3.7%
4,000	Michigan State Housing Development Authority, 0.700%, 06/02/09 (Cost $4,000)	4,000

	Daily Demand Notes — 21.7%
	Michigan — 21.7%
6,000	Michigan State Hospital Finance Authority, Crittenton Hospital, Series A, Rev., VRDO, LOC: Comerica Bank, 0.500%, 06/01/09	6,000
7,710	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.450%,06/01/09	7,710
5,410	Michigan Strategic Fund, Air Products & Chemicals, Inc., Rev., VRDO, 0.550%, 06/01/09 University of Michigan, Hospital,	5,410
2,250	Series A, Rev., VRDO, 0.280%, 06/01/09	2,250
1,200	Series A-2, Rev., VRDO, 0.280%, 06/01/09	1,200
1,270	University of Michigan, Medical Services Plan, Series A-1, Rev., VRDO, 0.280%, 06/01/09	1,270

	Total Daily Demand Notes (Cost $23,840)	23,840

	Municipal Bonds — 6.4%
	Michigan — 6.4%
	Michigan Municipal Bond Authority,
1,000	Series A-2, RAN, LOC: Dexia Credit Local, 3.000%, 08/20/09	1,003
3,000	Series B, Rev., 3.000%, 08/20/09	3,011
3,000	Michigan State, Series B, GO, 3.000%, 09/30/09	3,013

	Total Municipal Bonds (Cost $7,027)	7,027

	Weekly Demand Notes — 68.1%
	Michigan — 66.3%
550	Austin Trust, Various States, Series 2008-1096, GO, VRDO, NATL-RE, Q-SBLF, LIQ: Bank of America N.A., 0.640%, 06/04/09	550
2,995	City of Detroit School District, Series DCL-045, GO, VRDO, FSA, Q-SBLF, LIQ: Morgan Stanley Municipal Funding, LOC: Dexia Credit Local, 2.000%, 06/04/09	2,995
1,000	City of Grand Rapids, Clipper Belt Lacer Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.600%, 06/04/09	1,000
2,000	Eclipse Funding Trust, Solar Eclipse, Detroit, Series 2006-0001, GO, VRDO, FSA, Q-SBLF, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 06/04/09	2,000
800	Eclipse Funding Trust, Solar Eclipse, Michigan, Series 2006-0021, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 06/02/09	800
1,000	Holt Public Schools, GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen-Thuringen, 0.300%, 06/04/09	1,000
3,100	Kent County, Airport Facilities, Series 118, Rev., VRDO, LIQ: Morgan Stanley Dean Witter, 0.370%, 06/04/09	3,100
1,000	Kent Hospital Finance Authority, Spectrum Health Systems, Series C, Rev., VRDO, LOC: Bank of New York, 0.350%, 06/02/09	1,000
4,980	Michigan State Hospital Finance Authority, Series 1308, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.370%,06/04/09	4,980
	Michigan State Housing Development Authority,
3,000	Series D, Rev., VRDO, AMT, 0.600%, 06/02/09	3,000
2,150	Series E, Rev., VRDO, AMT, 0.500%, 06/03/09	2,150
4,490	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/04/09	4,490
1,400	Michigan State Housing Development Authority, Multi-Family Housing, Parks of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/04/09	1,400
255	Michigan State University, Series B, Rev., VRDO, 0.200%, 06/02/09	255
965	Michigan Strategic Fund, Artex Label & Graphics, Rev., VRDO, LOC: U.S. Bank N.A., 0.650%, 06/02/09	965
2,000	Michigan Strategic Fund, B&C Leasing LLC Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.600%, 06/02/09	2,000
1,000	Michigan Strategic Fund, Bayloff Properties LLC Project, Rev., VRDO, LOC: National City Bank, 1.390%, 06/04/09	1,000
2,400	Michigan Strategic Fund, Behr Systems, Inc. Project, Rev., VRDO, LOC: National City Bank, 1.390%, 06/02/09	2,400
600	Michigan Strategic Fund, Commercial Tool & Die, Inc. Project, Rev., VRDO, LOC: Lasalle Bank Midwest, 0.620%, 06/02/09	600
1,000	Michigan Strategic Fund, Consumers Energy Co. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.360%, 06/03/09	1,000
890	Michigan Strategic Fund, Custom Profile, Inc. Project, Rev., VRDO, LOC: Firstar Bank N.A., 0.650%, 06/02/09	890
1,195	Michigan Strategic Fund, Dou-Form Acquisition Project, Rev., VRDO, LOC: First Union National Bank, 0.850%, 06/02/09	1,195
1,855	Michigan Strategic Fund, Geskus Photography, Inc. Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.650%, 06/02/09	1,855
744	Michigan Strategic Fund, Grayling Generating Project, Rev., VRDO, LOC: Barclays Bank New York, 0.380%, 06/03/09	744
800	Michigan Strategic Fund, JG Kern Enterprises, Inc., Rev., VRDO, LOC: Lasalle Bank N.A., 0.600%, 06/02/09	800
1,050	Michigan Strategic Fund, Merchants LLC Project, Rev., VRDO, LOC: National City Bank, 1.390%, 06/02/09	1,050
365	Michigan Strategic Fund, Millenium Steering LLC Project, Rev., VRDO, LOC: Comerica Bank, 1.000%, 06/04/09	365
2,170	Michigan Strategic Fund, Rapid Line, Inc. Project, Rev., VRDO, LOC: Firstar Bank N.A., 0.650%, 06/02/09	2,170
1,820	Michigan Strategic Fund, Southwest Ventures Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.600%, 06/02/09	1,820
2,815	Michigan Strategic Fund, Waterfront, Series A, Rev., VRDO, LOC: Deutsche Bank AG, 0.400%, 06/04/09	2,815
3,930	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.250%, 06/04/09	3,930
2,230	Oakland County EDC, A&M Label Project, Rev., VRDO, LOC: National City Bank, 1.390%, 06/04/09	2,230
2,300	Oakland County EDC, V&M Corp. Project, Rev., VRDO, LOC: Standard Federal Bank, 0.630%, 06/02/09	2,300
	RBC Municipal Products, Inc. Trust,
3,300	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.540%, 06/02/09	3,300
6,200	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.540%, 06/02/09	6,200
355	Saline Area Schools, GO, VRDO, Q-SBLF, LIQ: Helaba, 0.250%, 06/04/09	355
4,000	Wayne County Airport Authority, Detroit Metropolitan, Series C3, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 0.370%, 06/04/09	4,000

		72,704

	Puerto Rico — 1.8%
2,000	Eagle Tax-Exempt Trust, Series 2009-0017, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.640%, 06/04/09 (e)	2,000

	Total Weekly Demand Notes (Cost $74,704)	74,704

	Total Investments — 99.9% (Cost $109,571)*	109,571
	Other Assets in Excess of Liabilities — 0.1%	138

	NET ASSETS — 100.0%	$109,709

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AMT	—	Alternative Minimum Tax
EDC	—	Economic Development Corp.
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2009.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(n)	The rate shown is the effective yield at the date of purchase.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

*	The cost of securities is substantially the same for federal income tax purposes.

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

 Level 1 – quoted prices in active markets for identical securities

•

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ –	$ –
Level 2 – Other significant observable inputs	109,571	–
Level 3 – Significant unobservable inputs	–	–
Total	$ 109,571	$ –

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 97.2%
		Asset-Backed Securities — 0.6%
		AmeriCredit Automobile Receivables Trust,
771		Series 2005-BM, Class A4, VAR, 0.494%, 05/06/12	739
514		Series 2007-CM, Class A3B, VAR, 0.444%, 05/07/12	505
8,000		Asset Backed Securities Corp., Series BA-3832, VAR, 5.760%, 06/20/39	525
521		Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.679%, 04/25/36	320
433		Citi group Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.689%, 12/25/33	279
221		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	146
200		First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.409%, 12/25/36	116
500		Indymac Residential Asset Backed Trust, Series 2006-A, Class A3, VAR, 0.509%, 03/25/36	256
		Long Beach Mortgage Loan Trust,
500		Series 2006-8, Class 2A2, VAR, 0.399%, 09/25/36	222
1,113		Series 2006-WL2, Class 2A3, VAR, 0.509%, 01/25/36	748
91		MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A1, VAR, 0.349%, 08/25/36	86
700		New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	416
500		Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	171
543		Residential Asset Mortgage Products, Inc., Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	370
1,508		Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	1,094

		Total Asset-Backed Securities (Cost $7,714)	5,993

		Collateralized Mortgage Obligations — 73.3%
		Agency CMO — 52.1%
		Federal Home Loan Mortgage Corp. REMICS,
49		Series 11, Class D, 9.500%, 07/15/19	53
25		Series 22, Class C, 9.500%, 04/15/20	27
33		Series 23, Class F, 9.600%, 04/15/20	36
25		Series 30, Class D, 9.500%, 02/15/20	28
1		Series 41, Class I, HB, 84.000%, 05/15/20	2
13		Series 47, Class F, 10.000%, 06/15/20	14
172		Series 77, Class H, 8.500%, 09/15/20	191
5		Series 81, Class A, 8.125%, 11/15/20	5
13		Series 84, Class F, 9.200%, 10/15/20	14
12		Series 99, Class Z, 9.500%, 01/15/21	13
–	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	–	(h)
–	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	1
–	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	1
–	(h)	Series 204, Class E, HB, IF, 1,813.884%, 05/15/23	11
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	3
7		Series 1065, Class J, 9.000%, 04/15/21	8
17		Series 1079, Class S, HB, IF, 32.725%, 05/15/21	28
–	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	1
11		Series 1084, Class F, VAR, 1.325%, 05/15/21	11
7		Series 1084, Class S, HB, IF, 43.537%, 05/15/21	10
14		Series 1133, Class H, 7.000%, 09/15/21	15
26		Series 1144, Class KB, 8.500%, 09/15/21	29
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	3
12		Series 1179, Class H, 7.500%, 11/15/21	12
1		Series 1196, Class B, HB, IF, 1,153.506%, 01/15/22	10
29		Series 1254, Class N, 8.000%, 04/15/22	29
78		Series 1343, Class LA, 8.000%, 08/15/22	88
39		Series 1343, Class LB, 7.500%, 08/15/22	42
131		Series 1374, Class Z, 7.000%, 10/15/22	139
37		Series 1395, Class G, 6.000%, 10/15/22	39
341		Series 1401, Class J, 7.000%, 10/15/22	373
465		Series 1466, Class PZ, 7.500%, 02/15/23	498
13		Series 1470, Class F, VAR, 2.627%, 02/15/23	13
15		Series 1505, Class QB, IF, 19.892%, 05/15/23	18
147		Series 1518, Class G, IF, 8.702%, 05/15/23	153
116		Series 1526, Class L, 6.500%, 06/15/23	124
20		Series 1540, Class IA, 7.000%, 06/15/13	20
162		Series 1541, Class O, VAR, 2.400%, 07/15/23	161
751		Series 1543, Class VM, 6.900%, 04/15/23	761
37		Series 1570, Class F, VAR, 3.127%, 08/15/23	38
94		Series 1570, Class SA, IF, 20.680%, 08/15/23	124
406		Series 1578, Class K, 6.900%, 09/15/23	434
46		Series 1578, Class V, IO, 7.000%, 09/15/23	5
889		Series 1591, Class PV, 6.250%, 10/15/23	957
239		Series 1596, Class D, 6.500%, 10/15/13	247
15		Series 1602, Class SA, HB, IF, 21.531%, 10/15/23	19
329		Series 1609, Class LG, IF, 16.521%, 11/15/23	382
83		Series 1611, Class JA, VAR, 1.625%, 08/15/23	83
1,340		Series 1628, Class LZ, 6.500%, 12/15/23	1,397
685		Series 1638, Class H, 6.500%, 12/15/23	745
1,036		Series 1644, Class K, 6.750%, 12/15/23	1,125
1,327		Series 1658, Class GZ, 7.000%, 01/15/24	1,426
6		Series 1671, Class QC, IF, 10.000%, 02/15/24	7
566		Series 1677, Class Z, 7.500%, 07/15/23	606
10		Series 1686, Class SH, IF, 18.394%, 02/15/24	11
37		Series 1688, Class W, 7.250%, 03/15/14	40
518		Series 1695, Class EB, 7.000%, 03/15/24	565
66		Series 1699, Class FC, VAR, 0.975%, 03/15/24	65
67		Series 1745, Class D, 7.500%, 08/15/24	72
1,951		Series 1760, Class ZD, VAR, 2.370%, 02/15/24	1,927
220		Series 1798, Class F, 5.000%, 05/15/23	228
13		Series 1807, Class G, 9.000%, 10/15/20	14
1,663		Series 1813, Class I, PO, 11/15/23	1,428
6,430		Series 1813, Class J, IF, IO, 5.750%, 11/15/23	577
425		Series 1829, Class ZB, 6.500%, 03/15/26	458
30		Series 1844, Class E, 6.500%, 10/15/13	31
766		Series 1863, Class Z, 6.500%, 07/15/26	815
6		Series 1865, Class D, PO, 02/15/24	4
207		Series 1899, Class ZE, 8.000%, 09/15/26	227
184		Series 1963, Class Z, 7.500%, 01/15/27	188
50		Series 1985, Class PR, IO, 8.000%, 07/15/27	8
86		Series 1987, Class PE, 7.500%, 09/15/27	86
53		Series 2025, Class PE, 6.300%, 01/15/13	54
759		Series 2033, Class J, 5.600%, 06/15/23	775
43		Series 2033, Class SN, HB, IF, 24.125%, 03/15/24	16
56		Series 2038, Class PN, IO, 7.000%, 03/15/28	5
437		Series 2040, Class PE, 7.500%, 03/15/28	447
65		Series 2042, Class T, 7.000%, 03/15/28	69
248		Series 2055, Class OE, 6.500%, 05/15/13	260
208		Series 2060, Class Z, 6.500%, 05/15/28	221
561		Series 2061, Class DC, IO, 6.500%, 06/15/28	79
25,013		Series 2065, Class PX, IO, 0.750%, 08/17/27	560
1,279		Series 2075, Class PH, 6.500%, 08/15/28	1,368
406		Series 2086, Class GB, 6.000%, 09/15/28	434
83		Series 2089, Class PJ, IO, 7.000%, 10/15/28	13
921		Series 2102, Class TC, 6.000%, 12/15/13 (m)	975
592		Series 2102, Class TU, 6.000%, 12/15/13 (m)	628
1,163		Series 2110, Class PG, 6.000%, 01/15/29	1,241
822		Series 2111, Class SB, IF, IO, 7.156%, 01/15/29	80
545		Series 2115, Class PE, 6.000%, 01/15/14	576
406		Series 2125, Class JZ, 6.000%, 02/15/29	433
143		Series 2132, Class SB, HB, IF, 28.738%, 03/15/29	189
213		Series 2132, Class ZL, 6.500%, 03/15/29	230
23		Series 2135, Class UK, IO, 6.500%, 03/15/14	2
27		Series 2141, Class IO, IO, 7.000%, 04/15/29	4
64		Series 2163, Class PC, IO, 7.500%, 06/15/29	10
149		Series 2178, Class PB, 7.000%, 08/15/29	161
41		Series 2189, Class SA, IF, 17.671%, 02/15/28	43
220		Series 2201, Class C, 8.000%, 11/15/29	238
668		Series 2209, Class TC, 8.000%, 01/15/30	714
313		Series 2210, Class Z, 8.000%, 01/15/30	339
133		Series 2224, Class CB, 8.000%, 03/15/30	139
76		Series 2247, Class Z, 7.500%, 08/15/30	85
324		Series 2254, Class Z, 9.000%, 09/15/30	367
370		Series 2256, Class MC, 7.250%, 09/15/30	397
613		Series 2259, Class ZM, 7.000%, 10/15/30	657
657		Series 2271, Class PC, 7.250%, 12/15/30	675
518		Series 2283, Class K, 6.500%, 12/15/23	564
215		Series 2296, Class PD, 7.000%, 03/15/31	228
503		Series 2301, Class PA, 6.000%, 10/15/13	530
1,053		Series 2303, Class ZN, 8.500%, 04/15/29	1,150
96		Series 2306, Class K, PO, 05/15/24	83
241		Series 2306, Class SE, IF, IO, 7.730%, 05/15/24	25
88		Series 2323, Class VO, 6.000%, 10/15/22	88
1,195		Series 2344, Class QG, 6.000%, 08/15/16	1,272
1,738		Series 2344, Class ZD, 6.500%, 08/15/31	1,874
181		Series 2344, Class ZJ, 6.500%, 08/15/31	195
133		Series 2345, Class NE, 6.500%, 08/15/31	143
432		Series 2347, Class VP, 6.500%, 03/15/20	459
447		Series 2353, Class TD, 6.000%, 09/15/16	478
426		Series 2355, Class BP, 6.000%, 09/15/16	455
350		Series 2358, Class PD, 6.000%, 09/15/16	372
707		Series 2359, Class PM, 6.000%, 09/15/16	753
496		Series 2359, Class ZB, 8.500%, 06/15/31	549
799		Series 2360, Class PG, 6.000%, 09/15/16	846
233		Series 2363, Class PF, 6.000%, 09/15/16	248
439		Series 2366, Class MD, 6.000%, 10/15/16	465
124		Series 2368, Class AS, IF, 20.035%, 10/15/31	145
315		Series 2368, Class TG, 6.000%, 10/15/16	336
140		Series 2372, Class F, VAR, 0.844%, 10/15/31	139
142		Series 2383, Class FD, VAR, 0.844%, 11/15/31	137
249		Series 2388, Class UZ, 8.500%, 06/15/31	276
2,107		Series 2391, Class QR, 5.500%, 12/15/16	2,234
40		Series 2392, Class PV, 6.000%, 12/15/20	40
199		Series 2394, Class MC, 6.000%, 12/15/16	212
693		Series 2399, Class TH, 6.500%, 01/15/32	747
364		Series 2410, Class OE, 6.375%, 02/15/32	391
550		Series 2410, Class QS, IF, 18.605%, 02/15/32	582
241		Series 2410, Class QX, IF, IO, 8.306%, 02/15/32	27
381		Series 2423, Class MC, 7.000%, 03/15/32	414
456		Series 2423, Class MT, 7.000%, 03/15/32	495
520		Series 2425, Class OB, 6.000%, 03/15/17	557
639		Series 2434, Class TC, 7.000%, 04/15/32	695
1,113		Series 2436, Class MC, 7.000%, 04/15/32	1,210
336		Series 2444, Class ES, IF, IO, 7.606%, 03/15/32	37
344		Series 2450, Class GZ, 7.000%, 05/15/32	369
381		Series 2450, Class SW, IF, IO, 7.656%, 03/15/32	41
1,116		Series 2458, Class QE, 5.500%, 06/15/17	1,184
1,175		Series 2460, Class VZ, 6.000%, 11/15/29	1,211
861		Series 2462, Class NB, 6.500%, 06/15/22	943
100		Series 2470, Class SL, IF, 9.000%, 01/15/27	107
794		Series 2474, Class SJ, IF, IO, 7.306%, 07/15/17	67
299		Series 2480, Class PV, 6.000%, 07/15/11	312
7,405		Series 2494, Class SX, IF, IO, 6.656%, 02/15/32	731
176		Series 2498, Class UD, 5.500%, 06/15/16	177
669		Series 2513, Class YO, PO, 02/15/32	631
1,123		Series 2515, Class DE, 4.000%, 03/15/32	1,153
119		Series 2517, Class SE, IF, 15.389%, 10/15/09	123
178		Series 2519, Class BT, 8.500%, 09/15/31	185
740		Series 2527, Class VU, 5.500%, 10/15/13	754
1,036		Series 2533, Class HB, 5.500%, 12/15/17	1,104
719		Series 2535, Class BK, 5.500%, 12/15/22	763
216		Series 2541, Class GX, 5.500%, 02/15/17	219
1,372		Series 2549, Class ZG, 5.000%, 01/15/18	1,398
1,057		Series 2553, Class GF, VAR, 0.744%, 02/15/17	1,051
185		Series 2557, Class WJ, 5.000%, 07/15/14	185
434		Series 2565, Class MB, 6.000%, 05/15/30	447
252		Series 2571, Class SK, HB, IF, 33.015%, 09/15/23	371
2,049		Series 2586, Class WI, IO, 6.500%, 03/15/33	261
5,000		Series 2590, Class IP, IO, 5.500%, 08/15/31	624
2,687		Series 2591, Class WI, IO, 5.500%, 02/15/30	112
1,374		Series 2594, Class VA, 6.000%, 03/15/14	1,398
363		Series 2594, Class VP, 6.000%, 02/15/14	368
648		Series 2597, Class DS, IF, IO, 7.206%, 02/15/33	40
1,047		Series 2599, Class DS, IF, IO, 6.656%, 02/15/33	57
995		Series 2610, Class DS, IF, IO, 6.756%, 03/15/33	74
2,276		Series 2611, Class SH, IF, IO, 7.306%, 10/15/21	175
1,036		Series 2611, Class UH, 4.500%, 05/15/18	1,075
2,330		Series 2617, Class GR, 4.500%, 05/15/18	2,420
327		Series 2624, Class IU, IO, 5.000%, 06/15/33	17
5,605		Series 2626, Class NS, IF, IO, 6.206%, 06/15/23	473
2,071		Series 2631, Class LC, 4.500%, 06/15/18	2,151
1,635		Series 2637, Class SA, IF, IO, 5.756%, 06/15/18	126
491		Series 2640, Class UG, IO, 5.000%, 01/15/32	73
3,098		Series 2640, Class UP, IO, 5.000%, 01/15/32	287
457		Series 2640, Class UR, IO, 4.500%, 08/15/17	19
4,117		Series 2641, Class WI, IO, 5.000%, 01/15/33	488
280		Series 2643, Class HI, IO, 4.500%, 12/15/16	12
1,000		Series 2649, Class IG, IO, 5.000%, 11/15/31	161
1,952		Series 2650, Class PO, PO, 12/15/32	1,707
3,331		Series 2650, Class SO, PO, 12/15/32	2,855
757		Series 2656, Class SH, HB, IF, 20.567%, 02/15/25	812
1,000		Series 2657, Class MD, 5.000%, 12/15/20	1,048
355		Series 2663, Class EO, PO, 08/15/33	284
361		Series 2668, Class S, IF, 11.311%, 09/15/33	328
2,894		Series 2668, Class SB, IF, 6.894%, 10/15/15	2,939
1,036		Series 2672, Class ME, 5.000%, 11/15/22	1,094
490		Series 2672, Class SJ, IF, 6.849%, 09/15/16	489
6,732		Series 2675, Class CK, 4.000%, 09/15/18 (m)	6,769
1,255		Series 2682, Class YS, IF, 8.373%, 10/15/33	1,037
146		Series 2683, Class VA, 5.500%, 02/15/21	152
11,562		Series 2684, Class PO, PO, 01/15/33	9,494
1,346		Series 2684, Class TO, PO, 10/15/33	1,032
2,432		Series 2686, Class GB, 5.000%, 05/15/20	2,512
1,473		Series 2686, Class NS, IF, IO, 7.256%, 10/15/21	116
955		Series 2691, Class WS, IF, 8.483%, 10/15/33	766
1,006		Series 2692, Class SC, IF, 12.598%, 07/15/33	946
251		Series 2694, Class BA, 4.000%, 06/15/31	252
742		Series 2696, Class SM, IF, 13.511%, 12/15/26	768
1,554		Series 2702, Class PC, 5.000%, 01/15/23	1,642
557		Series 2705, Class SC, IF, 8.483%, 11/15/33	454
1,317		Series 2705, Class SD, IF, 8.557%, 11/15/33	1,165
2,589		Series 2715, Class OG, 5.000%, 01/15/23	2,721
3,679		Series 2716, Class UN, 4.500%, 12/15/23	3,704
2,071		Series 2720, Class PC, 5.000%, 12/15/23	2,185
3,108		Series 2727, Class BS, IF, 8.558%, 01/15/34	2,564
104		Series 2727, Class PO, PO, 01/15/34	79
23		Series 2733, Class GF, VAR, 0.000%, 09/15/33	23
402		Series 2739, Class S, IF, 11.311%, 01/15/34	365
574		Series 2744, Class FE, VAR, 0.000%, 02/15/34	480
2,967		Series 2744, Class PD, 5.500%, 08/15/33	3,086
400		Series 2744, Class QO, PO, 02/15/34	357
2,071		Series 2744, Class TU, 5.500%, 05/15/32	2,148
439		Series 2753, Class S, IF, 11.311%, 02/15/34	395
4,140		Series 2755, Class PA, PO, 02/15/29	3,710
767		Series 2755, Class SA, IF, 13.511%, 05/15/30	791
632		Series 2756, Class NA, 5.000%, 02/15/24	666
1,510		Series 2760, Class IB, IO, 5.000%, 11/15/27	84
595		Series 2762, Class LO, PO, 03/15/34	469
685		Series 2764, Class OE, 4.500%, 03/15/19	698
309		Series 2769, Class PO, PO, 03/15/34	238
266		Series 2774, Class QO, PO, 04/15/34	214
1,094		Series 2776, Class SK, IF, 8.558%, 04/15/34	901
189		Series 2777, Class DV, 6.500%, 11/15/17	200
601		Series 2777, Class SX, IF, 11.604%, 04/15/34	559
222		Series 2778, Class BS, IF, 14.889%, 04/15/34	217
2,000		Series 2780, Class BE, 4.500%, 04/15/19	2,062
1,926		Series 2780, Class JG, 4.500%, 04/15/19	1,995
1,678		Series 2780, Class YC, 5.000%, 04/15/19	1,770
497		Series 2801, Class BS, IF, 13.411%, 05/15/34	503
1,074		Series 2812, Class AB, 4.500%, 10/15/18	1,114
1,603		Series 2812, Class EL, 7.500%, 02/15/27	1,650
479		Series 2827, Class NT, IF, 8.000%, 01/15/22	489
970		Series 2827, Class PS, IF, IO, 6.956%, 04/15/28	9
351		Series 2827, Class SQ, IF, 7.500%, 01/15/19	350
936		Series 2835, Class QO, PO, 12/15/32	800
286		Series 2838, Class FQ, VAR, 0.794%, 08/15/34	279
287		Series 2841, Class YA, 5.500%, 07/15/27	290
317		Series 2846, Class PO, PO, 08/15/34	300
541		Series 2863, Class JA, 4.500%, 09/15/19	555
1,370		Series 2864, Class GB, 4.000%, 09/15/19	1,373
1,156		Series 2911, Class BU, 5.000%, 09/15/23	1,166
650		Series 2925, Class MW, VAR, 0.000%, 01/15/35	553
5,011		Series 2934, Class EC, PO, 02/15/20	4,601
716		Series 2934, Class EN, PO, 02/15/18	680
5,211		Series 2934, Class HI, IO, 5.000%, 02/15/20	501
3,430		Series 2934, Class KI, IO, 5.000%, 02/15/20	317
1,492		Series 2945, Class SA, IF, 11.674%, 03/15/20	1,581
1,457		Series 2967, Class JI, IO, 5.000%, 04/15/20	146
642		Series 2967, Class S, HB, IF, 31.931%, 04/15/25	839
1,031		Series 2971, Class GB, 5.000%, 11/15/16	1,075
685		Series 2971, Class GC, 5.000%, 07/15/18	726
271		Series 2975, Class KO, PO, 05/15/35	237
824		Series 2989, Class PO, PO, 06/15/23	752
690		Series 2990, Class SL, HB, IF, 23.231%, 06/15/34	865
520		Series 2990, Class WP, IF, 16.139%, 06/15/35	591
321		Series 2996, Class FD, VAR, 0.594%, 06/15/35	306
1,000		Series 2999, Class NC, 4.500%, 12/15/18	1,041
310		Series 3000, Class JF, VAR, 0.744%, 04/15/35	302
2,383		Series 3047, Class OB, 5.500%, 12/15/33	2,531
200		Series 3063, Class ST, SUB, 11/15/35	201
4,294		Series 3068, Class QB, 4.500%, 06/15/20	4,486
2,237		Series 3100, Class MA, VAR, 6.583%, 12/15/35	2,071
1,407		Series 3117, Class EO, PO, 02/15/36	1,147
1,670		Series 3117, Class OK, PO, 02/15/36	1,514
1,587		Series 3118, Class DM, 5.000%, 02/15/24	1,578
419		Series 3122, Class OH, PO, 03/15/36	334
75		Series 3122, Class ZB, 6.000%, 03/15/36	75
302		Series 3134, Class PO, PO, 03/15/36	237
1,398		Series 3138, Class PO, PO, 04/15/36	1,152
640		Series 3149, Class SO, PO, 05/15/36	566
1,858		Series 3150, Class PO, PO, 05/15/36	1,511
1,544		Series 3152, Class MO, PO, 03/15/36	1,265
690		Series 3158, Class LX, VAR, 0.000%, 05/15/36	647
1,000		Series 3162, Class OB, 6.000%, 11/15/30	1,044
253		Series 3164, Class CF, VAR, 0.000%, 04/15/33	245
480		Series 3170, Class FM, VAR, 0.694%, 09/15/33	468
1,268		Series 3171, Class MO, PO, 06/15/36	1,144
1,019		Series 3174, Class PX, 5.000%, 06/15/17	1,083
2,013		Series 3179, Class OA, PO, 07/15/36	1,710
738		Series 3184, Class OA, PO, 02/15/33	666
195		Series 3189, Class SN, IF, 17.848%, 11/15/35	197
151		Series 3193, Class FD, VAR, 1.194%, 07/15/36	151
5,002		Series 3194, Class SA, IF, IO, 6.756%, 07/15/36	370
1,480		Series 3195, Class PD, 6.500%, 07/15/36	1,603
3,082		Series 3232, Class ST, IF, IO, 6.356%, 10/15/36	269
3,362		Series 3253, Class PO, PO, 12/15/21	3,108
1,853		Series 3260, Class CS, IF, IO, 5.796%, 01/15/37	145
1,776		Series 3274, Class JO, PO, 02/15/37	1,608
1,016		Series 3275, Class FL, VAR, 0.784%, 02/15/37	998
4,936		Series 3290, Class SB, IF, IO, 6.106%, 03/15/37	368
4,000		Series 3299, Class KB, 5.000%, 08/15/29	4,134
3,000		Series 3334, Class MC, 5.000%, 04/15/33	3,137
8,025		Series 3342, Class HI, IF, IO, 5.656%, 07/15/37	322
755		Series 3356, Class PA, 6.000%, 11/15/26	776
804		Series 3371, Class FA, VAR, 0.944%, 09/15/37	793
3,982		Series 3387, Class SA, IF, IO, 6.076%, 11/15/37	361
4,494		Series 3404, Class SC, IF, IO, 5.656%, 01/15/38	243
2,653		Series 3422, Class LI, IO, 5.000%, 02/15/23	214
16,970		Series 3430, Class AI, IO, 1.417%, 09/15/12	260
4,629		Series 3481, Class SJ, IF, IO, 5.506%, 08/15/38	355
9,104		Series 3505, Class SA, IF, IO, 5.656%, 01/15/39	552
4,670		Series 3511, Class IO, IO, 5.000%, 12/15/21	366
4,634		Series 3511, Class SA, IF, IO, 5.656%, 02/15/39	272
1,926		Series R012, Class AI, IO, 5.500%, 12/15/20	100
		Federal Home Loan Mortgage Corp. STRIPS,
5		Series 1, Class B, IO, 8.000%, 10/15/18	1
2		Series 16, Class B, IO, 10.000%, 06/01/20	–	(h)
23		Series 134, Class B, IO, 9.000%, 04/01/22	5
3,502		Series 191, Class IO, IO, 8.000%, 01/01/28	626
4,781		Series 233, Class 11, IO, 5.000%, 09/15/35	543
2,702		Series 233, Class 12, IO, 5.000%, 09/15/35	284
6,588		Series 233, Class 13, IO, 5.000%, 09/15/35	679
2,501		Series 243, Class 16, IO, 4.500%, 11/15/20	202
3,995		Series 243, Class 17, IO, 4.500%, 12/15/20	325
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
548		Series T-41, Class 3A, VAR, 7.500%, 07/25/32 (m)	596
122		Series T-51, Class 1A, VAR, 6.500%, 09/25/43	130
148		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	160
1,201		Series T-54, Class 2A, 6.500%, 02/25/43	1,256
342		Series T-54, Class 3A, 7.000%, 02/25/43	370
318		Series T-58, Class APO, PO, 09/25/43	220
313		Series T-59, Class 1AP, PO, 10/25/43	231
		Federal National Mortgage Association Grantor Trust,
68		Series 2001-T10, Class PO, PO, 12/25/41	50
1,946		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	2,060
		Federal National Mortgage Association REMICS,
113		Series 1988-7, Class Z, 9.250%, 04/25/18	125
6		Series 1988-11, Class D, PO, 05/25/18	6
646		Series 1988-21, Class G, 9.500%, 08/25/18	727
6		Series 1988-29, Class B, 9.500%, 12/25/18	6
9		Series 1989-19, Class A, 10.300%, 04/25/19	9
8		Series 1989-21, Class G, 10.450%, 04/25/19	9
26		Series 1989-27, Class Y, 6.900%, 06/25/19	28
27		Series 1989-70, Class G, 8.000%, 10/25/19	30
13		Series 1989-78, Class H, 9.400%, 11/25/19	14
12		Series 1989-89, Class H, 9.000%, 11/25/19	13
9		Series 1990-60, Class K, 5.500%, 06/25/20	9
9		Series 1990-93, Class G, 5.500%, 08/25/20	10
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	6
53		Series 1990-102, Class J, 6.500%, 08/25/20	57
7		Series 1990-134, Class SC, HB, IF, 21.084%, 11/25/20	10
1		Series 1990-140, Class K, HB, 652.145%, 12/25/20	7
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
541		Series 1991-44, Class G, 8.500%, 05/25/21	602
–	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	3
21		Series 1992-7, Class Q, 8.000%, 01/25/18	21
18		Series 1992-38, Class Z, 7.500%, 02/25/22	18
78		Series 1992-73, Class H, 7.500%, 05/25/22	81
21		Series 1992-101, Class J, 7.500%, 06/25/22	22
410		Series 1992-188, Class PZ, 7.500%, 10/25/22	444
447		Series 1993-25, Class J, 7.500%, 03/25/23	495
198		Series 1993-27, Class S, IF, 9.236%, 02/25/23	195
88		Series 1993-31, Class K, 7.500%, 03/25/23	94
872		Series 1993-54, Class Z, 7.000%, 04/25/23	953
47		Series 1993-62, Class SA, IF, 16.737%, 04/25/23	58
44		Series 1993-97, Class FA, VAR, 1.594%, 05/25/23	44
20		Series 1993-108, Class D, PO, 02/25/23	18
109		Series 1993-162, Class F, VAR, 1.294%, 08/25/23	109
18		Series 1993-165, Class SD, IF, 11.404%, 09/25/23	20
226		Series 1993-167, Class GA, 7.000%, 09/25/23	235
171		Series 1993-179, Class SB, HB, IF, 22.632%, 10/25/23	223
5		Series 1993-204, Class PE, IO, 6.500%, 05/25/23	–	(h)
303		Series 1993-220, Class SG, IF, 15.312%, 11/25/13	340
74		Series 1993-225, Class SG, HB, IF, 26.067%, 12/25/13	92
33		Series 1993-228, Class G, PO, 09/25/23	30
22		Series 1993-230, Class FA, VAR, 0.944%, 12/25/23	22
594		Series 1993-250, Class Z, 7.000%, 12/25/23	636
254		Series 1993-257, Class C, PO, 06/25/23	226
2,100		Series 1994-26, Class J, PO, 01/25/24	1,918
273		Series 1994-37, Class L, 6.500%, 03/25/24	293
62		Series 1995-2, Class Z, 8.500%, 01/25/25	68
584		Series 1996-14, Class SE, IF, IO, 7.790%, 08/25/23	60
24		Series 1996-59, Class J, 6.500%, 08/25/22	26
178		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	6
44		Series 1997-24, Class Z, 8.000%, 04/18/27	49
42		Series 1997-27, Class J, 7.500%, 04/18/27	45
779		Series 1997-46, Class Z, 7.500%, 06/17/27	865
43		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	5
148		Series 1998-36, Class J, 6.000%, 07/18/28	152
915		Series 1998-36, Class ZB, 6.000%, 07/18/28	946
350		Series 1998-43, Class SA, IF, IO, 16.513%, 04/25/23	87
281		Series 1999-57, Class Z, 7.500%, 12/25/19	312
275		Series 1999-62, Class PB, 7.500%, 12/18/29	304
42		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	6
1,886		Series 2001-4, Class ZA, 6.500%, 03/25/31	2,031
274		Series 2001-5, Class OW, 6.000%, 03/25/16	290
273		Series 2001-7, Class PF, 7.000%, 03/25/31	297
1,047		Series 2001-31, Class VD, 6.000%, 05/25/31	1,083
532		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	69
484		Series 2001-36, Class DE, 7.000%, 08/25/31	526
956		Series 2001-38, Class FB, VAR, 0.809%, 08/25/31	945
266		Series 2001-44, Class PD, 7.000%, 09/25/31	288
497		Series 2001-44, Class PU, 7.000%, 09/25/31	540
891		Series 2001-49, Class LZ, 8.500%, 07/25/31	985
388		Series 2001-52, Class XN, 6.500%, 11/25/15	418
1,314		Series 2001-61, Class Z, 7.000%, 11/25/31	1,428
690		Series 2001-71, Class QE, 6.000%, 12/25/16	738
399		Series 2001-72, Class SX, IF, 16.747%, 12/25/31	444
360		Series 2001-74, Class MB, 6.000%, 12/25/16	386
342		Series 2002-1, Class HC, 6.500%, 02/25/22	370
162		Series 2002-1, Class SA, HB, IF, 24.184%, 02/25/32	214
278		Series 2002-1, Class UD, HB, IF, 23.297%, 12/25/23	356
784		Series 2002-3, Class PG, 5.500%, 02/25/17	830
1,161		Series 2002-7, Class FD, VAR, 1.009%, 04/25/29	1,150
292		Series 2002-9, Class ST, IF, 18.579%, 03/25/17	347
2,071		Series 2002-11, Class QG, 5.500%, 03/25/17	2,198
1,598		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	51
107		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	119
4,198		Series 2002-18, Class PC, 5.500%, 04/25/17	4,416
721		Series 2002-19, Class PE, 6.000%, 04/25/17	771
219		Series 2002-37, Class Z, 6.500%, 06/25/32	236
3,000		Series 2002-42, Class C, 6.000%, 07/25/17	3,239
1,554		Series 2002-55, Class QE, 5.500%, 09/25/17	1,643
4,757		Series 2002-56, Class UC, 5.500%, 09/25/17 (m)	5,040
983		Series 2002-62, Class ZE, 5.500%, 11/25/17	1,026
924		Series 2002-63, Class KC, 5.000%, 10/25/17	970
874		Series 2002-63, Class LB, 5.500%, 10/25/17	926
2,500		Series 2002-71, Class KM, 5.000%, 11/25/17	2,638
175		Series 2002-73, Class S, IF, 15.478%, 11/25/09	183
1,634		Series 2002-74, Class LD, 5.000%, 01/25/16	1,649
905		Series 2002-74, Class PD, 5.000%, 11/25/15	910
451		Series 2002-74, Class VB, 6.000%, 11/25/31	456
826		Series 2002-77, Class S, IF, 13.917%, 12/25/32	875
64		Series 2002-91, Class UH, IO, 5.500%, 06/25/22	5
347		Series 2003-8, Class SB, IF, IO, 7.341%, 03/25/16	10
3,970		Series 2003-14, Class TI, IO, 5.000%, 03/25/33	381
1,036		Series 2003-22, Class UD, 4.000%, 04/25/33	984
1,849		Series 2003-23, Class CS, IF, IO, 7.791%, 05/25/31	183
4,265		Series 2003-26, Class XS, IF, IO, 6.741%, 03/25/23	389
1,036		Series 2003-27, Class DW, 4.500%, 04/25/17	1,072
6,192		Series 2003-33, Class IA, IO, 6.500%, 05/25/33	759
325		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	39
2,408		Series 2003-41, Class PE, 5.500%, 05/25/23	2,513
5,411		Series 2003-44, Class IU, IO, 7.000%, 06/25/33	651
6,421		Series 2003-45, Class AI, IO, 5.500%, 05/25/33	265
226		Series 2003-52, Class SX, HB, IF, 22.024%, 10/25/31	273
689		Series 2003-60, Class NJ, 5.000%, 07/25/21	703
500		Series 2003-65, Class CI, IO, 4.500%, 03/25/15	9
284		Series 2003-67, Class VQ, 7.000%, 01/25/19	299
1,170		Series 2003-68, Class QP, 3.000%, 07/25/22	1,181
3,047		Series 2003-72, Class IE, IO, 5.500%, 08/25/33	316
401		Series 2003-73, Class GA, 3.500%, 05/25/31	408
1,431		Series 2003-73, Class HF, VAR, 0.759%, 01/25/31	1,419
720		Series 2003-73, Class PB, 4.500%, 08/25/18	739
210		Series 2003-74, Class SH, IF, 9.614%, 08/25/33	174
2,204		Series 2003-76, Class SH, IF, 13.583%, 09/25/31	2,255
165		Series 2003-79, Class NM, 4.000%, 05/25/22	169
5,346		Series 2003-80, Class SY, IF, IO, 7.341%, 06/25/23	517
1,036		Series 2003-81, Class LC, 4.500%, 09/25/18	1,069
3,001		Series 2003-83, Class PG, 5.000%, 06/25/23	3,156
518		Series 2003-86, Class PX, 4.500%, 02/25/17	540
507		Series 2003-91, Class SD, IF, 11.985%, 09/25/33	504
274		Series 2003-92, Class SH, IF, 9.117%, 09/25/18	260
344		Series 2003-106, Class PO, PO, 08/25/17	324
1,295		Series 2003-106, Class US, IF, 8.612%, 11/25/23	1,103
685		Series 2003-106, Class WE, IF, 4.500%, 11/25/22	703
743		Series 2003-113, Class PC, 4.000%, 03/25/15	754
2,654		Series 2003-116, Class SB, IF, IO, 7.291%, 11/25/33	264
2,739		Series 2003-117, Class JB, 3.500%, 06/25/33	2,705
777		Series 2003-122, Class TE, 5.000%, 12/25/22	819
1,036		Series 2003-128, Class KE, 4.500%, 01/25/14	1,077
986		Series 2003-130, Class SX, IF, 11.057%, 01/25/34	992
706		Series 2003-132, Class OA, PO, 08/25/33	641
1,790		Series 2003-132, Class PI, IO, 5.500%, 08/25/33	168
634		Series 2004-1, Class DL, 4.500%, 02/25/18	642
2,053		Series 2004-4, Class QI, IF, IO, 6.791%, 06/25/33	175
513		Series 2004-4, Class QM, IF, 13.583%, 06/25/33	525
1,270		Series 2004-10, Class SC, HB, IF, 27.365%, 02/25/34	1,529
1,162		Series 2004-14, Class SD, IF, 8.612%, 03/25/34	1,007
1,430		Series 2004-21, Class CO, PO, 04/25/34	961
888		Series 2004-22, Class A, 4.000%, 04/25/19	913
1,036		Series 2004-25, Class PB, 5.500%, 05/25/32	1,100
777		Series 2004-25, Class PC, 5.500%, 01/25/34	819
1,766		Series 2004-25, Class SA, IF, 18.676%, 04/25/34	1,993
1,370		Series 2004-27, Class HB, 4.000%, 05/25/19	1,320
777		Series 2004-36, Class PB, 5.500%, 05/25/32	832
1,199		Series 2004-36, Class SA, IF, 18.676%, 05/25/34	1,327
396		Series 2004-36, Class SN, IF, 13.583%, 07/25/33	404
4,011		Series 2004-46, Class HS, IF, IO, 5.691%, 05/25/30	204
706		Series 2004-46, Class QB, HB, IF, 22.765%, 05/25/34	793
530		Series 2004-46, Class SK, IF, 15.651%, 05/25/34	562
349		Series 2004-51, Class SY, IF, 13.622%, 07/25/34	359
1,554		Series 2004-53, Class NC, 5.500%, 07/25/24	1,622
1,682		Series 2004-59, Class BG, PO, 12/25/32	1,432
287		Series 2004-61, Class SK, IF, 8.500%, 11/25/32	303
1,098		Series 2004-92, Class JO, PO, 12/25/34	1,065
806		Series 2005-13, Class FL, VAR, 0.709%, 03/25/35	762
535		Series 2005-15, Class MO, PO, 03/25/35	425
507		Series 2005-47, Class AN, 5.000%, 12/25/16	519
1,156		Series 2005-52, Class PA, 6.500%, 06/25/35	1,234
3,715		Series 2005-56, Class S, IF, IO, 6.401%, 07/25/35	328
693		Series 2005-58, Class PO, PO, 07/25/35	644
791		Series 2005-66, Class SG, IF, 16.603%, 07/25/35	881
5,843		Series 2005-66, Class SV, IF, IO, 6.441%, 07/25/35	568
1,027		Series 2005-68, Class BC, 5.250%, 06/25/35	1,022
3,045		Series 2005-68, Class PG, 5.500%, 08/25/35	3,236
888		Series 2005-70, Class KI, IO, 5.500%, 08/25/35	44
680		Series 2005-73, Class PS, IF, 15.928%, 08/25/35	754
2,768		Series 2005-84, Class XM, 5.750%, 10/25/35	2,949
1,263		Series 2005-90, Class AO, PO, 10/25/35	1,103
777		Series 2005-103, Class SC, IF, 10.698%, 07/25/35	703
2,500		Series 2005-109, Class PB, 6.000%, 01/25/34	2,667
4,116		Series 2005-110, Class GJ, 5.500%, 11/25/30	4,264
2,739		Series 2005-110, Class GK, 5.500%, 08/25/34	2,897
2,397		Series 2005-110, Class MN, 5.500%, 06/25/35	2,542
1,824		Series 2005-116, Class PB, 6.000%, 04/25/34	1,944
4,500		Series 2005-118, Class ME, 6.000%, 01/25/32	4,769
6,000		Series 2005-118, Class PN, 6.000%, 01/25/32	6,379
370		Series 2006-12, Class PA, 5.500%, 03/25/25	376
1,348		Series 2006-15, Class OT, PO, 01/25/36	1,249
1,075		Series 2006-23, Class KO, PO, 04/25/36	880
2,054		Series 2006-39, Class WC, 5.500%, 01/25/36	2,181
1,334		Series 2006-42, Class CF, VAR, 0.759%, 06/25/36	1,292
2,337		Series 2006-44, Class GO, PO, 06/25/36	1,955
6,758		Series 2006-44, Class P, PO, 12/25/33	5,917
1,712		Series 2006-46, Class UC, 5.500%, 12/25/35	1,813
1,408		Series 2006-50, Class JO, PO, 06/25/36	1,211
2,374		Series 2006-50, Class PS, PO, 06/25/36	2,043
5,883		Series 2006-53, Class US, IO, IF, 6.271%, 06/25/36	457
1,078		Series 2006-58, Class AP, PO, 07/25/36	915
1,480		Series 2006-58, Class FL, VAR, 0.769%, 07/25/36	1,430
2,413		Series 2006-58, Class PO, PO, 07/25/36	2,117
3,796		Series 2006-59, Class QO, PO, 01/25/33	3,056
966		Series 2006-65, Class QO, PO, 07/25/36	842
1,731		Series 2006-72, Class GO, PO, 08/25/36	1,499
1,258		Series 2006-72, Class HO, PO, 08/25/26	1,074
1,564		Series 2006-72, Class TO, PO, 08/25/36	1,297
6,848		Series 2006-77, Class PC, 6.500%, 08/25/36	7,392
1,407		Series 2006-90, Class AO, PO, 09/25/36	1,233
481		Series 2006-94, Class GK, HB, IF, 31.706%, 10/25/26	617
1,808		Series 2006-110, Class PO, PO, 11/25/36	1,570
861		Series 2006-111, Class EO, PO, 11/25/36	776
1,683		Series 2006-115, Class OK, PO, 12/25/36	1,444
1,903		Series 2006-119, Class PO, PO, 12/25/36	1,684
2,924		Series 2006-120, Class IO, IO, 6.500%, 12/25/36	363
447		Series 2006-123, Class FD, VAR, 0.809%, 01/25/37	433
2,893		Series 2006-126, Class AO, PO, 01/25/37	2,632
4,564		Series 2006-130, Class GI, IO, 6.500%, 07/25/32	516
290		Series 2007-1, Class SD, HB, IF, 37.147%, 02/25/37	324
5,324		Series 2007-7, Class SG, IF, IO, 6.191%, 08/25/36	392
11,430		Series 2007-14, Class ES, IF, IO, 6.131%, 03/25/37	984
1,693		Series 2007-14, Class OP, PO, 03/25/37	1,397
797		Series 2007-15, Class NO, PO, 03/25/22	741
4,916		Series 2007-16, Class FC, VAR, 1.059%, 03/25/37	4,735
6,738		Series 2007-22, Class SC, IF, IO, 5.771%, 03/25/37	493
1,500		Series 2007-47, Class PC, 5.000%, 07/25/33	1,569
7,986		Series 2007-54, Class WI, IF, IO, 5.791%, 06/25/37	735
4,718		Series 2007-77, Class FG, VAR, 0.809%, 03/25/37	4,643
2,000		Series 2007-79, Class PB, 5.000%, 04/25/29	2,091
1,553		Series 2007-88, Class VI, IF, IO, 6.231%, 09/25/37	108
4,909		Series 2007-91, Class ES, IF, IO, 6.151%, 10/25/37	519
1,739		Series 2007-97, Class MS, IF, 14.101%, 12/25/31	1,834
878		Series 2007-98, Class VA, 6.000%, 11/25/17	938
2,037		Series 2007-106, Class A7, VAR, 6.196%, 10/25/37	2,132
12,292		Series 2007-116, Class HI, IO, VAR, 6.502%, 01/25/38	984
859		Series 2007-118, Class IO, IO, 6.000%, 06/25/36	69
8,543		Series 2008-1, Class BI, IF, IO, 5.601%, 02/25/38	676
3,387		Series 2008-10, Class XI, IF, IO, 5.921%, 03/25/38	330
2,414		Series 2008-12, Class IV, IO, 6.500%, 04/25/31	184
13,742		Series 2008-16, Class IS, IF, IO, 5.891%, 03/25/38	1,262
4,581		Series 2008-19, Class IC, IO, 5.000%, 03/25/23	365
2,207		Series 2008-27, Class SN, IF, IO, 6.591%, 04/25/38	233
25,295		Series 2008-35, Class AI, VAR, IO, 0.827%, 01/25/12	201
7,325		Series 2008-36, Class IA, IO, 4.500%, 10/25/22	570
896		Series 2008-44, Class PO, PO, 05/25/38	796
7,615		Series 2008-47, Class SI, IF, IO, 6.191%, 06/25/23	571
6,000		Series 2008-51, Class BC, 4.500%, 06/25/23	6,143
5,774		Series 2008-53, Class CI, IF, IO, 6.891%, 07/25/38	523
860		Series 2008-59, Class IG, IO, 5.500%, 11/25/34	59
6,325		Series 2008-80, Class SA, IF, IO, 5.541%, 09/25/38	482
2,818		Series 2008-81, Class SB, IF, IO, 5.541%, 09/25/38	206
4,653		Series 2009-6, Class GS, IF, IO, 6.241%, 02/25/39	315
6,446		Series 2009-9, Class IO, IO, 5.000%, 02/25/24	570
4,720		Series 2009-12, Class IO, IO, 4.500%, 03/25/24	368
3,335		Series 2009-12, Class NI, IO, 5.500%, 08/25/22	201
4,648		Series 2009-14, Class YI, IO, 5.000%, 07/25/22	321
2,500		Series 2009-19, Class IP, IO, 5.500%, 10/25/36	750
125		Series G92-4, Class F, VAR, 2.650%, 12/25/21	126
157		Series G92-7, Class JQ, 8.500%, 01/25/22	175
32		Series G92-12, Class B, 7.700%, 02/25/22	35
46		Series G92-14, Class Z, 7.000%, 02/25/22	50
72		Series G92-15, Class Z, 7.000%, 01/25/22	75
–	(h)	Series G92-27, Class SQ, HB, IF, 1,618.790%, 05/25/22	19
31		Series G92-42, Class Z, 7.000%, 07/25/22	34
1,070		Series G92-44, Class ZQ, 8.000%, 07/25/22	1,175
168		Series G92-54, Class ZQ, 7.500%, 09/25/22	185
303		Series G92-61, Class Z, 7.000%, 10/25/22	330
33		Series G92-62, Class B, PO, 10/25/22	30
199		Series G93-1, Class KA, 7.900%, 01/25/23	223
136		Series G93-17, Class SI, IF, 6.000%, 04/25/23	134
165		Series G97-2, Class ZA, 8.500%, 02/17/27	184
		Federal National Mortgage Association STRIPS,
22		Series 23, Class 2, IO, 10.000%, 09/01/17	4
12		Series 59, Class 2, IO, 9.500%, 07/01/17	2
707		Series 213, Class 2, IO, 8.000%, 03/01/23	123
24		Series 265, Class 2, 9.000%, 03/01/24	29
51		Series 285, Class 1, PO, 02/01/27	45
1,356		Series 331, Class 13, IO, 7.000%, 02/01/33	156
4,244		Series 339, Class 18, IO, 4.500%, 07/01/18	335
4,331		Series 339, Class 21, IO, 4.500%, 07/01/18	344
3,465		Series 339, Class 28, IO, 5.500%, 07/01/18	285
7,453		Series 345, Class 24, VAR, IO, 5.000%, 08/01/22	706
1,612		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	208
2,468		Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	296
3,465		Series 356, Class 3, IO, 5.000%, 01/01/35	387
5,982		Series 356, Class 39, IO, 5.000%, 01/01/20	485
5,446		Series 365, Class 8, IO, 5.500%, 05/01/36	548
1,127		Series 368, Class 3, IO, 4.500%, 11/01/20	100
2,241		Series 374, Class 5, IO, 5.500%, 08/01/36	261
7,788		Series 383, Class 32, IO, 6.000%, 01/01/38	756
1,710		Series 393, Class 6, IO, 5.500%, 04/25/37	206
		Federal National Mortgage Association Whole Loan,
12,159		Series 2002-W10, Class IO, VAR, IO, 0.971%, 08/25/42	266
86		Series 2002-W5, Class A10, IF, IO, 7.791%, 11/25/30	5
736		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	785
412		Series 2003-W1, Class 2A, 7.500%, 12/25/42	452
152		Series 2003-W4, Class 2A, 6.500%, 10/25/42	162
1,249		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	1,353
1,290		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,409
		Government National Mortgage Association,
137		Series 1994-4, Class KQ, 7.988%, 07/16/24	147
2,192		Series 1994-7, Class PQ, 6.500%, 10/16/24	2,373
286		Series 1996-16, Class E, 7.500%, 08/16/26 (m)	304
56		Series 1997-2, Class E, 7.500%, 02/20/27	61
66		Series 1997-11, Class D, 7.500%, 07/20/27	69
119		Series 1998-26, Class K, 7.500%, 09/17/25	130
704		Series 1999-4, Class ZB, 6.000%, 02/20/29	750
244		Series 1999-41, Class Z, 8.000%, 11/16/29	266
27		Series 1999-43, Class TA, IF, 9.350%, 11/16/29	28
120		Series 1999-44, Class PC, 7.500%, 12/20/29	133
568		Series 1999-44, Class ZG, 8.000%, 12/20/29	627
350		Series 2000-6, Class Z, 7.500%, 02/20/30	377
527		Series 2000-7, Class ST, IF, 37.409%, 01/16/30	802
235		Series 2000-9, Class Z, 8.000%, 06/20/30	261
1,333		Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,487
984		Series 2000-10, Class ZP, 7.500%, 02/16/30	1,069
533		Series 2000-12, Class ST, HB, IF, 37.409%, 02/16/30	800
136		Series 2000-16, Class ZN, 7.500%, 02/16/30	148
1,186		Series 2000-21, Class Z, 9.000%, 03/16/30	1,338
196		Series 2000-26, Class Z, 7.750%, 09/20/30	212
73		Series 2000-36, Class HC, 7.330%, 11/20/30	78
40		Series 2000-36, Class IK, IO, 9.000%, 11/16/30	7
217		Series 2000-38, Class AH, 7.150%, 12/20/30	222
2,000		Series 2001-21, Class PE, 6.500%, 05/16/31	2,164
29		Series 2001-32, Class WA, IF, 19.334%, 07/20/31	35
251		Series 2001-35, Class SA, IF, IO, 7.915%, 08/16/31	29
234		Series 2001-36, Class S, IF, IO, 7.715%, 08/16/31	28
2,015		Series 2001-53, Class SR, IF, IO, 7.834%, 10/20/31	204
96		Series 2001-55, Class SF, IF, HB, 25.200%, 11/20/31	132
777		Series 2002-4, Class TD, 7.000%, 01/20/32	831
300		Series 2002-7, Class PG, 6.500%, 01/20/32	319
1,041		Series 2002-24, Class AG, IF, IO, 7.615%, 04/16/32	127
287		Series 2002-24, Class SB, IF, 11.423%, 04/16/32	297
804		Series 2002-24, Class Z, 8.500%, 04/16/32	902
2,146		Series 2002-31, Class SE, IF, IO, 7.165%, 04/16/30	252
87		Series 2002-33, Class SY, IF, 9.000%, 02/26/23	95
760		Series 2002-40, Class UK, 6.500%, 06/20/32	818
189		Series 2002-41, Class LS, IF, 9.000%, 06/16/32	202
456		Series 2002-45, Class QE, 6.500%, 06/20/32	492
597		Series 2002-47, Class PG, 6.500%, 07/16/32	644
75		Series 2002-51, Class SG, HB, IF, 31.130%, 04/20/31	107
302		Series 2002-54, Class GB, 6.500%, 08/20/32	325
596		Series 2002-69, Class PO, PO, 02/20/32	540
549		Series 2002-70, Class AV, 6.000%, 03/20/12	575
803		Series 2002-70, Class PS, IF, IO, 7.384%, 08/20/32	70
1,255		Series 2002-79, Class KV, 6.000%, 11/20/13	1,286
112		Series 2002-80, Class EB, 7.000%, 01/20/32	112
625		Series 2002-88, Class VA, 6.000%, 12/20/17	643
2,314		Series 2002-92, Class TK, IO, 5.500%, 05/16/31	121
718		Series 2003-4, Class NI, IO, 5.500%, 01/20/32	52
508		Series 2003-4, Class NY, IO, 5.500%, 12/20/13	541
1,239		Series 2003-8, Class PO, PO, 01/16/32	1,113
2,398		Series 2003-11, Class SK, IF, IO, 7.365%, 02/16/33	289
4,539		Series 2003-12, Class VI, IO, 5.500%, 10/17/22	609
70		Series 2003-24, Class PO, PO, 03/16/33	62
1,409		Series 2003-34, Class TO, PO, 02/16/32	1,267
2,114		Series 2003-41, Class ID, IO, 5.500%, 05/20/33	310
3,600		Series 2003-46, Class IH, IO, 5.500%, 12/20/32	407
639		Series 2003-66, Class ED, 5.000%, 08/20/28	649
1,070		Series 2003-76, Class LS, IF, IO, 6.884%, 09/20/31	83
162		Series 2003-90, Class PO, PO, 10/20/33	141
850		Series 2003-98, Class PC, 5.000%, 02/20/29	868
2,354		Series 2003-112, Class SA, IF, IO, 6.215%, 12/16/33	210
6,000		Series 2003-112, Class TS, IF, IO, 6.634%, 10/20/32	800
5,997		Series 2004-11, Class SW, IF, IO, 5.184%, 02/20/34	519
675		Series 2004-15, Class SA, IF, 18.793%, 12/20/32	747
3,633		Series 2004-24, Class SA, IF, IO, 6.865%, 04/16/31	146
386		Series 2004-28, Class S, IF, 18.741%, 04/16/34	428
968		Series 2004-46, Class AO, PO, 06/20/34	848
5,829		Series 2004-59, Class SG, IF, IO, 6.184%, 07/20/34	507
1,794		Series 2004-68, Class PO, PO, 05/20/31	1,712
14,952		Series 2004-68, Class SA, IF, IO, 6.484%, 05/20/31	956
405		Series 2004-73, Class AE, IF, 14.164%, 08/17/34	425
6,358		Series 2004-73, Class JL, IF, IO, 6.215%, 09/16/34	552
3,725		Series 2004-90, Class SI, IF, IO, 5.784%, 10/20/34	278
5,754		Series 2005-17, Class SL, IF, IO, 6.384%, 07/20/34	508
700		Series 2005-26, Class VI, IO, 5.500%, 01/20/35	145
445		Series 2005-35, Class FL, VAR, 0.666%, 03/20/32	437
3,288		Series 2005-58, Class NI, IO, 5.500%, 08/20/35	564
1,324		Series 2005-68, Class DP, IF, 15.627%, 06/17/35	1,484
5,832		Series 2005-68, Class KI, IF, IO, 5.984%, 09/20/35	555
1,177		Series 2005-69, Class SY, IF, IO, 6.434%, 11/20/33	139
2,977		Series 2005-85, Class IO, IO, 5.500%, 01/16/35	288
933		Series 2005-93, Class JO, PO, 03/20/31	866
1,797		Series 2006-16, Class OP, PO, 03/20/36	1,537
5,525		Series 2006-38, Class SW, IF, IO, 6.184%, 06/20/36	408
1,587		Series 2006-59, Class SD, IF, IO, 6.384%, 10/20/36	120
7,495		Series 2007-17, Class JI, IF, IO, 6.475%, 04/16/37	552
1,031		Series 2007-17, Class JO, PO, 04/16/37	857
743		Series 2007-25, Class FN, VAR, 0.635%, 05/16/37	717
7,591		Series 2007-26, Class SC, IF, IO, 5.884%, 05/20/37	526
2,616		Series 2007-27, Class MI, IO, 5.500%, 09/20/36	242
344		Series 2007-28, Class BO, PO, 05/20/37	318
911		Series 2007-35, Class TO, PO, 04/20/35	870
346		Series 2007-36, Class HO, PO, 06/16/37	300
6,929		Series 2007-36, Class SE, IF, IO, 6.135%, 06/16/37	509
10,315		Series 2007-36, Class SG, IO, IF, 6.154%, 06/20/37	763
5,890		Series 2007-40, Class SD, IF, IO, 6.434%, 07/20/37	437
4,499		Series 2007-50, Class AI, IF, IO, 6.459%, 08/20/37	425
902		Series 2007-53, Class SW, IF, 19.256%, 09/20/37	994
3,515		Series 2007-57, Class PO, PO, 03/20/37	3,065
5,957		Series 2007-57, Class QA, IF, IO, 6.184%, 10/20/37	431
9,059		Series 2007-71, Class SB, IF, IO, 6.384%, 07/20/36	712
8,141		Series 2007-74, Class SL, IF, IO, 6.205%, 11/16/37	635
8,825		Series 2007-79, Class SY, IF, IO, 6.234%, 12/20/37	617
4,754		Series 2008-2, Class MS, IF, IO, 6.825%, 01/16/38	364
5,997		Series 2008-13, Class PI, IO, 5.500%, 02/16/38	767
1,885		Series 2008-20, Class PO, PO, 09/20/37	1,677
2,326		Series 2008-23, Class IO, IO, 6.000%, 02/20/37	236
6,553		Series 2008-25, Class SB, IF, IO, 6.584%, 03/20/38	503
3,496		Series 2008-32, Class PI, IO, 5.500%, 10/16/37	374
1,500		Series 2008-36, Class AY, 5.000%, 04/16/23	1,527
6,863		Series 2008-36, Class SH, IF, IO, 5.984%, 04/20/38	381
9,870		Series 2008-40, Class SA, IF, IO, 6.065%, 05/16/38	835
6,389		Series 2008-41, Class SA, IF, IO, 6.024%, 05/20/38	378
2,864		Series 2008-60, Class PO, PO, 01/20/38	2,624
1,785		Series 2008-71, Class SC, IF, IO, 5.684%, 08/20/38	129
5,403		Series 2008-93, Class AS, IF, IO, 5.384%, 12/20/38	318
8,333		Series 2009-6, Class SA, IF, IO, 5.765%, 02/16/39	558
5,568		Series 2009-10, Class SL, IF, IO, 6.165%, 03/16/34	415
4,796		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	546
2,000		Series 2009-33, Class CI, IO, 5.500%, 05/20/39	199
5,000		Series 2009-33, Class TI, IO, 6.000%, 05/20/39	481
		Vendee Mortgage Trust,
8,046		Series 1994-1, Class 2ZB, 6.500%, 02/15/24	8,321
1,002		Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,083
545		Series 1996-2, Class 1Z, 6.750%, 06/15/26	577
1,117		Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,277
836		Series 1998-1, Class 2E, 7.000%, 03/15/28	901
341		Series 2001-1, Class 2J, 7.000%, 05/15/10	342

			551,180

		Non-Agency CMO — 21.2%
		ABN Amro Mortgage Corp.,
202		Series 2003-7, Class A3, 4.500%, 07/25/18	199
295		Series 2003-9, Class A2, 4.500%, 08/25/18	286
1,712		American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.848%, 09/25/35	701
		ASG Resecuritization Trust,
2,378		Series 2009-1, Class A60, VAR, 5.629%, 06/26/37 (e)	2,188
1,392		Series 2009-2, Class A55, VAR, 5.863%, 05/24/36 (e)	1,312
6,000		Series 2009-3, Class A65, VAR, 5.594%, 03/26/37 (e)	5,539
		Banc of America Alternative Loan Trust,
417		Series 2003-3, Class APO, PO, 05/25/33	220
536		Series 2003-11, Class PO, PO, 01/25/34	281
5,314		Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	633
4,698		Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	469
		Banc of America Funding Corp.,
2,589		Series 2003-3, Class 1A33, 5.500%, 10/25/33	2,268
496		Series 2004-1, Class PO, PO, 03/25/34	303
3,222		Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	334
679		Series 2005-4, Class 30PO, PO, 08/25/35	357
1,740		Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,383
273		Series 2005-7, Class 30PO, PO, 11/25/35	149
1,271		Series 2005-8, Class 30PO, PO, 01/25/36	704
2,735		Series 2005-E, Class 4A1, VAR, 4.453%, 03/20/35	1,819
		Banc of America Mortgage Securities, Inc.,
309		Series 2003-8, Class APO, PO, 11/25/33	174
178		Series 2003-9, Class 1A2, PO, 12/25/33	112
8,297		Series 2004-3, Class 15IO, IO, VAR, 0.210%, 04/25/19	35
911		Series 2004-4, Class 1A9, 5.000%, 05/25/34	878
448		Series 2004-4, Class APO, PO, 05/25/34	252
58,754		Series 2004-5, Class 15IO, IO, VAR, 0.230%, 06/25/19	269
603		Series 2004-6, Class APO, PO, 07/25/34	336
6,013		Series 2004-E, Class 2A5, VAR, 4.093%, 06/25/34	5,540
2,622		Series 2004-J, Class 3A1, VAR, 5.079%, 11/25/34	2,149
		Bear Stearns Adjustable Rate Mortgage Trust,
1,004		Series 2003-7, Class 3A, VAR, 4.945%, 10/25/33	893
1,289		Series 2004-1, Class 12A1, VAR, 4.647%, 04/25/34	1,044
4,745		Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	3,453
898		Cendant Mortgage Corp., Series 2003-9, Class 1P, PO, 11/25/33	453
808		Chase Mortgage Finance Corp., Series 2003-S6, Class A1, 5.000%, 06/25/18	803
		Citicorp Mortgage Securities, Inc.,
231		Series 2002-11, Class 1A14, 6.000%, 11/25/32	221
662		Series 2003-8, Class APO, PO, 08/25/33	340
2,906		Series 2004-1, Class 3A1, 4.750%, 01/25/34	2,860
3,824		Series 2004-5, Class 2A5, 4.500%, 08/25/34	3,341
12,257		Series 2007-3, Class 1A6, IF, IO, 5.091%, 04/25/37	500
		Citigroup Mortgage Loan Trust, Inc.,
2,038		Series 2003-1, Class 2A5, 5.250%, 10/25/33	1,658
734		Series 2003-1, Class PO3, PO, 09/25/33	358
103		Series 2003-1, Class WA2, 6.500%, 06/25/31	95
203		Series 2003-1, Class WPO2, PO, 06/25/31	123
252		Series 2003-UP3, Class A3, 7.000%, 09/25/33	250
1,328		Series 2003-UST1, Class A1, 5.500%, 12/25/18	1,332
285		Series 2003-UST1, Class PO1, PO, 12/25/18	167
216		Series 2003-UST1, Class PO2, PO, 12/25/18	149
112		Series 2003-UST1, Class PO3, PO, 12/25/18	71
503		Series 2005-1, Class 2A1A, VAR, 5.076%, 04/25/35	278
1,408		Series 2005-5, Class 1A2, VAR, 5.945%, 08/25/35	795
		Countrywide Alternative Loan Trust,
526		Series 2002-8, Class A4, 6.500%, 07/25/32	492
574		Series 2003-6T2, Class A6, 5.500%, 06/25/33	422
625		Series 2003-J1, Class PO, PO, 10/25/33	365
1,395		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	772
2,700		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	2,036
321		Series 2004-J3, Class 4A1, 4.750%, 04/25/19	299
810		Series 2005-5R, Class A1, 5.250%, 12/25/18	716
4,181		Series 2005-1CB, Class 1A6, IF, IO, 6.791%, 03/25/35	323
10,000		Series 2005-20CB, Class 3A8, IF, IO, 4.441%, 07/25/35	547
10,974		Series 2005-22T1, Class A2, IF, IO, 4.761%, 06/25/35	646
1,202		Series 2005-26CB, Class A10, IF, 12.490%, 07/25/35	1,015
439		Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	374
530		Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	451
2,054		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,410
14,100		Series 2005-54CB, Class 1A2, IF, IO, 4.541%, 11/25/35	522
441		Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	356
1,785		Series 2005-57CB, Class 3A2, IF, IO, 4.791%, 12/25/35	101
834		Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	419
1,246		Series 2005-86CB, Class A11, 5.500%, 02/25/36	601
7,580		Series 2005-J1, Class 1A4, IF, IO, 4.791%, 02/25/35	464
35,942		Series 2006-7CB, Class 1A2, IF, IO, 4.991%, 05/25/36	1,465
1,400		Series 2006-26CB, Class A9, 6.500%, 09/25/36	706
2,500		Series 2007-21CB, Class 1A5, 6.000%, 09/25/37	1,031
		Countrywide Home Loan Mortgage Pass-Through Trust,
3,265		Series 2002-36, Class A22, 6.000%, 01/25/33	3,139
273		Series 2003-18, Class A12, 5.500%, 07/25/33	242
1,571		Series 2003-26, Class 1A6, 3.500%, 08/25/33	1,297
116		Series 2003-34, Class A11, 5.250%, 09/25/33	113
212		Series 2003-44, Class A9, PO, 10/25/33	130
474		Series 2003-J10, Class 2A1, 5.000%, 11/25/18	452
295		Series 2003-J2, Class A17, IF, IO, 7.091%, 04/25/33	9
1,244		Series 2003-J7, Class 4A3, IF, 9.374%, 08/25/18	1,152
454		Series 2004-3, Class PO, PO, 04/25/34	277
358		Series 2004-7, Class 2A1, VAR, 3.422%, 06/25/34	310
527		Series 2004-HYB1, Class 2A, VAR, 5.082%, 05/20/34	365
2,072		Series 2004-HYB3, Class 2A, VAR, 3.680%, 06/20/34	1,280
1,395		Series 2004-HYB6, Class A3, VAR, 5.070%, 11/20/34	844
1,336		Series 2004-J8, Class 1A2, 4.750%, 11/25/19	1,221
1,166		Series 2005-16, Class A23, 5.500%, 09/25/35	935
3,319		Series 2005-22, Class 2A1, VAR, 5.251%, 11/25/35	2,286
10,103		Series 2007-4, Class 1A52, IF, IO, 5.091%, 05/25/37	640
		CS First Boston Mortgage Securities Corp.,
1,670		Series 2003-1, Class DB1, 6.564%, 02/25/33	1,524
828		Series 2004-4, Class 3A5, 5.500%, 08/25/34	745
4,074		Series 2005-4, Class 2X, VAR, IO, 5.500%, 06/25/35	441
3,001		Series 2005-9, Class DX, IO, 5.500%, 10/25/35	338
		First Horizon Alternative Mortgage Securities,
1,938		Series 2004-AA4, Class A1, VAR, 5.388%, 10/25/34	1,172
590		Series 2005-AA5, Class 1A2, VAR, 5.074%, 07/25/35	158
838		Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	528
13,277		Series 2007-FA4, Class 1A2, IF, IO, 5.341%, 08/25/37	870
		First Horizon Asset Securities, Inc.,
710		Series 2003-7, Class 2A1, 4.500%, 09/25/18	698
1,870		Series 2003-9, Class 1A6, 5.500%, 11/25/33	1,517
972		Series 2004-4, Class 2A2, 4.500%, 07/25/19	960
916		Series 2004-AR2, Class 2A1, VAR, 3.021%, 05/25/34	810
1,786		Series 2004-AR7, Class 2A1, VAR, 4.920%, 02/25/35 (m)	1,568
685		Series 2004-AR7, Class 2A2, VAR, 4.920%, 02/25/35	519
2,143		Series 2005-AR1, Class 2A2, VAR, 4.997%, 04/25/35	1,813
		GMAC Mortgage Corp. Loan Trust,
503		Series 2003-J7, Class A10, 5.500%, 11/25/33	480
531		Series 2003-J8, Class A, 5.250%, 12/25/33	469
599		Series 2004-J1, Class A15, 5.250%, 04/25/34	593
1,051		Series 2004-J2, Class A2, VAR, 0.809%, 06/25/34	915
1,386		Series 2005-AR3, Class 3A3, VAR, 4.869%, 06/19/35	1,146
3,424		Series 2005-AR3, Class 3A4, VAR, 4.869%, 06/19/35	1,649
		GSMPS Mortgage Loan Trust,
869		Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	716
451		Series 2004-4, Class 1AF, VAR, 0.709%, 06/25/34 (e)	329
897		Series 2005-RP2, Class 1AF, VAR, 0.659%, 03/25/35 (e)	817
871		Series 2005-RP3, Class 1AF, VAR, 0.659%, 09/25/35 (e)	589
4,836		Series 2006-RP2, Class 1AS2, VAR, IO, 5.535%, 04/25/36 (e)	375
		GSR Mortgage Loan Trust,
514		Series 2003-6F, Class A2, VAR, 0.709%, 09/25/32	465
221		Series 2004-3F, Class 3A8, 13.500%, 02/25/34	221
1,123		Series 2004-10F, Class 1A1, 4.500%, 08/25/19	1,106
528		Series 2004-10F, Class 2A1, 5.000%, 08/25/19	509
275		Series 2004-13F, Class 3A3, 6.000%, 11/25/34	161
4,506		Series 2005-7F, Class 3A9, 6.000%, 09/25/35	3,121
1,727		Series 2006-1F, Class 1AP, PO, 02/25/36	1,034
7,145		Series 2006-1F, Class 2A4, 6.000%, 02/25/36	2,516
3,100		Series 2007-1F, Class 2A4, 5.500%, 01/25/37	1,762
		Indymac Index Mortgage Loan Trust,
13,196		Series 2005-AR11, Class A7, IO, VAR, 0.586%, 08/25/35	140
462		Series 2006-AR3, Class 2A1A, VAR, 6.053%, 03/25/36	200
89		Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	83
		Lehman Mortgage Trust,
2,213		Series 2006-2, Class 1A1, VAR, 6.474%, 04/25/36	1,694
1,000		Series 2007-6, Class 1A8, 6.000%, 07/25/37	462
1,500		Series 2008-2, Class 1A6, 6.000%, 03/25/38	820
		MASTR Adjustable Rate Mortgages Trust,
427		Series 2004-3, Class 4A2, VAR, 4.058%, 04/25/34	370
134		Series 2004-4, Class 2A1, VAR, 4.437%, 05/25/34	65
1,376		Series 2004-13, Class 2A1, VAR, 4.375%, 04/21/34	1,212
6,505		Series 2004-13, Class 3A6, VAR, 3.649%, 11/21/34	5,269
452		Series 2004-15, Class 3A1, VAR, 5.452%, 12/25/34	374
		MASTR Alternative Loans Trust,
597		Series 2003-4, Class 2A1, 6.250%, 06/25/33	534
657		Series 2003-8, Class 3A1, 5.500%, 12/25/33	594
1,950		Series 2003-8, Class 5A1, 5.000%, 11/25/18	1,880
471		Series 2003-9, Class 8A1, 6.000%, 01/25/34	408
217		Series 2004-1, Class 30PO, PO, 02/25/34	116
1,239		Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,134
532		Series 2004-3, Class 30PO, PO, 04/25/34	302
534		Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	58
558		Series 2004-5, Class 30PO, PO, 06/25/34	319
280		Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	30
320		Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	35
2,896		Series 2004-6, Class 7A1, 6.000%, 07/25/34	2,452
281		Series 2004-7, Class 30PO, PO, 08/25/34	157
1,014		Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	112
1,350		Series 2004-10, Class 1A1, 4.500%, 09/25/19	1,180
4,422		Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	484
		MASTR Asset Securitization Trust,
633		Series 2003-2, Class 2A1, 4.500%, 03/25/18	597
309		Series 2003-4, Class 2A2, 5.000%, 05/25/18	308
549		Series 2003-4, Class 3A2, 5.000%, 05/25/18	540
368		Series 2003-4, Class 5A1, 5.500%, 05/25/33	343
1,056		Series 2003-9, Class 15PO, PO, 10/25/18	711
353		Series 2003-10, Class 15PO, PO, 11/25/18	235
254		Series 2003-11, Class 15PO, PO, 12/25/18	173
343		Series 2003-11, Class 6A2, 4.000%, 12/25/33	341
1,604		Series 2003-12, Class 6A1, 5.000%, 12/25/33	1,402
309		Series 2004-1, Class 30PO, PO, 02/25/34	170
391		Series 2004-3, Class PO, PO, 03/25/34	236
1,883		Series 2004-4, Class 3A1, 4.500%, 04/25/19	1,777
1,301		Series 2004-6, Class 2A9, 5.250%, 11/26/16	1,270
917		Series 2004-8, Class 1A1, 4.750%, 08/25/19	839
821		Series 2004-8, Class PO, PO, 08/25/19	561
301		Series 2004-9, Class 5A1, 5.250%, 09/25/19	293
1,000		Series 2006-2, Class 1A30, 6.000%, 06/25/36	527
4,112		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	2,868
395		Merrill Lynch Mortgage Investors, Inc., Series 2005-A1, Class 3A, VAR, 5.186%, 12/25/34	356
		Merrill Lynch Trust,
2		Series 7, Class B, PO, 04/20/18	2
91		Series 47, Class Z, 8.985%, 10/20/20	98
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,099.130%, 04/20/21	23
		MortgageIT Trust,
1,079		Series 2005-1, Class 1A1, VAR, 0.629%, 02/25/35	668
419		Series 2005-5, Class A1, VAR, 0.569%, 12/25/35	183
		Nomura Asset Acceptance Corp.,
594		Series 2003-A1, Class A1, 5.500%, 05/25/33	555
267		Series 2003-A1, Class A2, 6.000%, 05/25/33	253
47		Series 2003-A1, Class A5, 7.000%, 04/25/33	41
182		Series 2003-A1, Class A7, 5.000%, 04/25/18	177
1,042		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	872
		Prime Mortgage Trust,
415		Series 2004-1, Class 2A3, 5.250%, 08/25/34	408
831		Series 2004-R1, Class A4, PO, 07/27/33	567
1,382		Series 2005-4, Class 2PO, PO, 10/25/35	743
		Residential Accredit Loans, Inc.,
649		Series 2001-QS19, Class A2, 6.000%, 12/25/16	633
174		Series 2002-QS16, Class A3, IF, 15.977%, 10/25/17	146
939		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	643
1,551		Series 2003-QS12, Class A2A, IF, IO, 7.291%, 06/25/18	165
679		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	70
10,993		Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	141
1,756		Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,641
1,757		Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,641
491		Series 2003-QS3, Class A2, IF, 15.821%, 02/25/18	407
1,022		Series 2003-QS3, Class A8, IF, IO, 7.291%, 02/25/18	74
1,337		Series 2003-QS9, Class A3, IF, IO, 7.241%, 05/25/18	105
1,667		Series 2004-QA4, Class NB3, VAR, 5.383%, 09/25/34	1,438
566		Series 2004-QA6, Class NB2, VAR, 5.286%, 12/26/34	387
1,352		Series 2004-QS10, Class A6, 6.000%, 07/25/34	1,167
1,628		Series 2004-QS8, Class A2, 5.000%, 06/25/34	1,442
398		Series 2005-QA10, Class A31, VAR, 5.590%, 09/25/35	249
2,000		Series 2005-QA6, Class A32, VAR, 5.627%, 05/25/35	1,152
308		Series 2005-QA7, Class A21, VAR, 4.828%, 07/25/35	167
501		Series 2006-QA1, Class A21, VAR, 5.944%, 01/25/36	270
544		Series 2006-QS4, Class A7, IF, 19.446%, 04/25/36	380
1,105		Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	604
		Residential Asset Securitization Trust,
700		Series 2003-A13, Class A3, 5.500%, 01/25/34	526
379		Series 2003-A14, Class A1, 4.750%, 02/25/19	374
428		Series 2005-A11, Class PO, PO, 10/25/35	194
8,974		Series 2005-A2, Class A4, IF, IO, 4.741%, 03/25/35	608
2,185		Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,371
1,000		Series 2006-A6, Class 2A13, 6.000%, 07/25/36	433
		Residential Funding Mortgage Securities I,
156		Series 2003-S11, Class A1, 2.500%, 06/25/18	154
852		Series 2003-S12, Class 4A5, 4.500%, 12/25/32	849
1,554		Series 2003-S13, Class A3, 5.500%, 06/25/33	1,352
714		Series 2003-S14, Class A4, PO, 07/25/18	586
1,056		Series 2003-S7, Class A17, 4.000%, 05/25/33	903
1,050		Series 2004-S6, Class 2A6, PO, 06/25/34	770
1,370		Series 2004-S6, Class 3A5, 4.500%, 06/25/19	1,278
1,110		Series 2005-SA4, Class 1A1, VAR, 4.883%, 09/25/35	745
		Residential Funding Securities LLC,
104		Series 2002-RM1, Class API, PO, 12/25/17	74
193		Series 2003-RM2, Class AP-3, PO, 05/25/33	123
		Salomon Brothers Mortgage Securities VII, Inc.,
11		Series 2000-UP1, Class A2, 8.000%, 09/25/30	9
224		Series 2003-UP2, Class PO1, PO, 12/25/18	162
2,934		Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.957%, 06/25/34	2,161
		Structured Asset Securities Corp.,
94		Series 2002-10H, Class 1AP, PO, 05/25/32	61
891		Series 2003-8, Class 1A2, 5.000%, 04/25/18	828
318		Series 2003-21, Class 1A3, 5.500%, 07/25/33	316
468		Series 2003-31A, Class B1, VAR, 4.253%, 10/25/33 (i)	241
6,742		Series 2004-20, Class 1A3, 5.250%, 11/25/34 (m)	6,390
1,695		Series 2005-6, Class 4A1, 5.000%, 05/25/35	1,295
		WaMu Mortgage Pass-Through Certificates,
366		Series 2002-S8, Class 2A7, 5.250%, 01/25/18	365
115		Series 2003-AR8, Class A, VAR, 4.242%, 08/25/33	101
2,211		Series 2003-S10, Class A5, 5.000%, 10/25/18	2,140
335		Series 2003-S10, Class A6, PO, 10/25/18	257
1,057		Series 2003-S11, Class 2A5, IF, 16.201%, 11/25/33	1,069
672		Series 2003-S7, Class A1, 4.500%, 08/25/18	661
1,549		Series 2003-S8, Class A4, 4.500%, 09/25/18	1,454
1,494		Series 2003-S8, Class A6, 4.500%, 09/25/18	1,333
350		Series 2003-S9, Class P, PO, 10/25/33	173
437		Series 2004-AR3, Class A2, VAR, 3.151%, 06/25/34	367
541		Series 2006-AR10, Class 2P, VAR, 0.000%, 09/25/36	205
		Washington Mutual Alternative Mortgage Pass-Through Certificates,
634		Series 2005-1, Class 1A1, 5.500%, 03/25/35	528
16,127		Series 2005-2, Class 1A4, IF, IO, 4.741%, 04/25/35	905
1,489		Series 2005-4, Class CB7, 5.500%, 06/25/35	905
727		Series 2005-4, Class DP, PO, 06/25/20	484
2,240		Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,391
19,006		Series 2005-11, Class A4, IF, IO, 4.512%, 01/25/36	1,070
		Washington Mutual MSC Mortgage Pass-Through Certificates,
640		Series 2002-MS12, Class A, 6.500%, 05/25/32	581
313		Series 2004-RA4, Class 1P, PO, 04/25/19	236
		Wells Fargo Mortgage Backed Securities Trust,
1,122		Series 2003-8, Class A9, 4.500%, 08/25/18	1,103
3,625		Series 2003-11, Class 1A4, 4.750%, 10/25/18	3,343
980		Series 2003-11, Class 1APO, PO, 10/25/18	658
1,305		Series 2003-13, Class A7, 4.500%, 11/25/18	1,284
352		Series 2003-14, Class 1A1, 4.750%, 12/25/18	339
853		Series 2003-16, Class 2A1, 4.500%, 12/25/18	839
24,682		Series 2003-16, Class 2AIO, IO, VAR, 0.115%, 12/25/18	57
982		Series 2003-17, Class 2A4, 5.500%, 01/25/34	977
1,292		Series 2003-17, Class APO, PO, 01/25/34	779
631		Series 2003-K, Class 1A2, VAR, 4.480%, 11/25/33	572
470		Series 2004-1, Class A11, PO, 02/25/34	272
770		Series 2004-2, Class APO, PO, 01/25/19	546
773		Series 2004-7, Class 2A1, 4.500%, 07/25/19	753
2,670		Series 2004-7, Class 2A2, 5.000%, 07/25/19	2,627
2,386		Series 2004-BB, Class A4, VAR, 4.552%, 01/25/35	2,056
2,076		Series 2004-EE, Class 3A1, VAR, 4.405%, 12/25/34	1,829
3,633		Series 2004-P, Class 2A1, VAR, 4.219%, 09/25/34	3,174
399		Series 2004-Q, Class 1A3, VAR, 4.881%, 09/25/34	309
823		Series 2005-9, Class 1APO, PO, 10/25/35	464
514		Series 2005-15, Class APO, PO, 12/25/20	347
1,031		Series 2005-AR16, Class 2A1, VAR, 4.443%, 10/25/35	917
270		Series 2006-AR17, Class A1, VAR, 5.329%, 10/25/36	167
2,200		Series 2007-7, Class A7, 6.000%, 06/25/37	1,286
1,788		Series 2007-11, Class A14, 6.000%, 08/25/37	1,296

			224,498

		Total Collateralized Mortgage Obligations (Cost $783,005)	775,678

		Mortgage Pass-Through Securities — 22.8%
		Federal Home Loan Mortgage Corp.,
540		ARM, 3.707%, 04/01/34	540
493		ARM, 4.196%, 12/01/33	496
288		ARM, 4.618%, 03/01/35	297
303		ARM, 5.403%, 07/01/37	315
1,189		ARM, 5.472%, 03/01/36	1,238
972		ARM, 5.556%, 12/01/35	1,011
955		ARM, 5.657%, 11/01/36	994
110		ARM, 5.890%, 01/01/30	111
2,834		ARM, 5.901%, 10/01/36	2,962
829		ARM, 5.930%, 02/01/37	867
445		ARM, 5.975%, 10/01/36	466
1,448		ARM, 5.999%, 06/01/36	1,513
3,846		ARM, 6.319%, 03/01/37	4,050
2,127		ARM, 6.667%, 10/01/36	2,247
2,898		ARM, 6.712%, 11/01/36	3,036
978		ARM, 6.878%, 08/01/36	1,020
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
406		3.500%, 05/01/19	398
12,863		4.000%, 06/01/13 - 06/01/19 (m)	13,093
1,580		4.500%, 10/01/18	1,630
865		5.000%, 12/01/18	903
140		5.500%, 06/01/17	146
8,180		6.000%, 06/01/17 - 03/01/22	8,670
1,846		6.500%, 08/01/12 - 03/01/22	1,952
887		7.000%, 01/01/17 - 07/01/17	940
120		7.500%, 09/01/10 - 12/01/15	125
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
4,203		5.500%, 05/01/27	4,364
2,104		6.000%, 01/01/14 - 02/01/24	2,219
1,714		6.500%, 05/01/22 - 03/01/26	1,845
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,754		4.000%, 10/01/33	2,728
7,368		5.500%, 10/01/33 - 07/01/35	7,646
1,940		6.000%, 11/01/28 - 12/01/33	2,045
6,015		6.500%, 05/01/24 - 11/01/36 (m)	6,430
2,955		7.000%, 07/01/29 - 10/01/36	3,181
97		8.500%, 08/01/30	106
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
1,900		7.000%, 12/01/14 - 08/01/47	2,025
184		10.500%, 07/20/21	204
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
16		7.500%, 07/01/16 - 05/01/17	17
14		8.750%, 06/01/17	15
7		10.500%, 05/01/19	8
23		12.000%, 08/01/15 - 07/01/19	25
		Federal National Mortgage Association,
691		ARM, 2.962%, 05/01/34	692
1,054		ARM, 3.429%, 01/01/36	1,070
765		ARM, 3.611%, 06/01/34	766
50		ARM, 3.677%, 09/01/27	50
456		ARM, 3.804%, 05/01/35	458
30		ARM, 3.961%, 03/01/19	30
544		ARM, 3.979%, 04/01/34	562
1,023		ARM, 4.009%, 07/01/33	1,026
2,261		ARM, 4.037%, 04/01/35	2,295
187		ARM, 4.075%, 03/01/29	186
1,054		ARM, 4.106%, 09/01/33	1,073
828		ARM, 4.148%, 10/01/34	845
579		ARM, 4.205%, 04/01/34	594
637		ARM, 4.505%, 06/01/35	652
1,927		ARM, 4.508%, 04/01/35	1,958
706		ARM, 4.595%, 09/01/34	727
298		ARM, 4.631%, 05/01/35	306
1,075		ARM, 4.633%, 08/01/34	1,089
788		ARM, 4.699%, 02/01/35	805
1,014		ARM, 4.731%, 10/01/34	1,048
523		ARM, 4.751%, 09/01/35	544
545		ARM, 4.752%, 01/01/33	551
731		ARM, 4.759%, 02/01/34	754
294		ARM, 4.796%, 11/01/33	299
629		ARM, 4.802%, 10/01/34	648
5,361		ARM, 4.829%, 01/01/35(m)	5,408
848		ARM, 4.833%, 10/01/34	870
1,210		ARM, 4.892%, 08/01/34	1,216
496		ARM, 4.921%, 02/01/35	506
1,231		ARM, 4.974%, 07/01/33	1,271
777		ARM, 5.000%, 08/01/34	788
2,217		ARM, 5.009%, 05/01/35	2,301
330		ARM, 5.031%, 01/01/34	339
1,400		ARM, 5.109%, 11/01/33	1,449
1,511		ARM, 5.139%, 10/01/34	1,538
1,169		ARM, 5.256%, 09/01/36	1,209
1,724		ARM, 5.346%, 01/01/38	1,789
74		ARM, 5.617%, 11/01/32	77
		Federal National Mortgage Association, 15 Year, Single Family,
18,631		4.000%, 07/01/18 - 12/01/18 (m)	18,991
8,999		4.500%, 07/01/18 - 09/01/20	9,296
3,414		5.000%, 12/01/16 - 10/01/19	3,560
12,169		5.500%, 09/01/19 - 07/01/20	12,785
6,276		6.000%, 06/01/16 - 07/01/21	6,661
2,159		6.500%, 09/01/13 - 04/01/22	2,290
3,284		7.000%, 12/01/16 - 08/01/21	3,478
196		7.500%, 03/01/17 - 10/01/17	208
335		8.000%, 04/01/11 - 01/01/16	353
78		8.500%, 09/01/11	81
1		9.000%, 02/01/10	1
		Federal National Mortgage Association, 20 Year, Single Family,
1,275		6.000%, 02/01/14 - 04/01/24	1,349
3,662		6.500%, 06/01/16 - 07/01/24	3,943
104		7.500%, 09/01/21	114
		Federal National Mortgage Association, 30 Year FHA/VA,
110		6.000%, 09/01/33	117
563		6.500%, 03/01/29	606
329		7.000%, 10/01/28 - 02/01/33	359
110		8.000%, 06/01/28	122
31		8.500%, 03/01/30 - 06/01/30	34
494		9.000%, 05/01/18 - 06/01/31	547
22		10.000%, 07/01/19	24
21		10.500%, 11/01/18	24
39		11.000%, 04/01/19	45
		Federal National Mortgage Association, 30 Year, Single Family,
2,950		4.000%, 08/01/33 - 04/01/34	2,923
1,749		4.500%, 05/01/29 - 11/01/33	1,772
5,878		5.000%, 05/01/33 - 09/01/35	6,041
9,453		5.500%, 04/01/33 - 03/01/34	9,836
4,167		6.000%, 12/01/28 - 09/01/33	4,403
37		6.250%, 07/01/23	39
598		6.500%, 08/01/31 - 08/01/33	646
6,025		7.000%, 04/01/17 - 10/01/38	6,562
575		7.500%, 08/01/36	623
2,024		8.000%, 03/01/27 - 10/01/36	2,227
301		8.500%, 04/01/26 - 02/01/30	332
2		9.000%, 04/01/26	2
23		9.500%, 07/01/28	26
13		10.000%, 02/01/24	14
28		12.500%, 01/01/16	31
		Federal National Mortgage Association, Other,
1,462		4.000%, 11/01/33	1,417
1,900		4.500%, 11/01/14 - 08/01/33	1,939
1,667		5.500%, 06/01/12 - 09/01/33	1,713
597		6.000%, 02/01/36	616
2,533		6.500%, 10/01/35 - 06/01/36	2,702
3,503		7.000%, 12/01/36 - 10/01/46	3,779
52		10.195%, 06/15/21	58
27		10.250%, 07/15/13	29
19		11.000%, 08/20/20	21
281		Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	295
		Government National Mortgage Association II, 30 Year, Single Family,
750		3.500%, 09/20/33	708
36		7.500%, 02/20/28 - 09/20/28	39
52		8.000%, 06/20/26 - 11/20/28	58
30		8.500%, 03/20/25 - 05/20/25	32
		Government National Mortgage Association, 15 Year, Single Family,
504		6.000%, 06/15/18	532
124		7.000%, 09/15/14 - 10/15/16	132
83		7.500%, 11/15/17	88
453		8.000%, 01/15/16	486
		Government National Mortgage Association, 30 Year, Single Family,
250		6.375%, 08/15/26	266
958		6.500%, 03/15/28 - 04/15/33	1,023
2,049		7.000%, 04/15/32 - 06/15/33	2,225
157		7.500%, 11/15/22 - 01/15/33	171
18		8.000%, 09/15/22 - 04/15/28	19
14		9.000%, 02/15/30 - 01/15/31	17
1,822		9.500%, 10/15/24	2,203
20		11.000%, 01/15/21	21
		Government National Mortgage Association, Other,
954		6.500%, 08/15/22 - 11/15/23	1,008
105		7.000%, 08/15/23	114

		Total Mortgage Pass-Through Securities (Cost $231,998)	241,843

		U.S. Government Agency Securities — 0.4%
3,420		Federal Home Loan Bank System, 4.720%, 09/20/12	3,620
518		Federal National Mortgage Association, 5.500%, 03/15/11	559

		Total U.S. Government Agency Securities (Cost $3,944)	4,179

		U.S. Treasury Obligations — 0.1%
		U.S. Treasury Bonds Coupon STRIPS,
932		05/15/14	818
129		02/15/16	105

		Total U.S. Treasury Obligations (Cost $815)	923

		Total Long-Term Investments (Cost $1,027,476)	1,028,616

SHARES

		Short-Term Investment — 2.4%
		Investment Company — 2.4%
25,031		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.560% (b) (l) (Cost $25,031)	25,031

		Total Investments — 99.6%
		(Cost $1,052,507)	1,053,647
		Other Assets in Excess of Liabilities — 0.4%	4,643

		NET ASSETS — 100.0%	$1,058,290

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2009.
CMO	—	Collateralized Mortgage Obligation
GMAC	—	General Motors Acceptance Corp.
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2009. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2009.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,256
Aggregate gross unrealized depreciation	(57,116)

Net unrealized appreciation/depreciation	$1,140

Federal income tax cost of investments	$1,052,507

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 25,031	$ –
Level 2 – Other significant observable inputs	1,028,616	–
Level 3 – Significant unobservable inputs	–	–
Total	$ 1,053,647	$ –

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 96.9%
	Municipal Bonds — 96.4%
	Alabama — 0.6%
	Alabama 21st Century Authority, Tobacco Settlement,
1,790	Rev., 5.750%, 06/01/10	1,822
2,000	Rev., 5.750%, 12/01/11	1,861
2,290	Rev., 5.850%, 06/01/10	2,317
1,290	Fairfield Industrial Development Board, USX Corp. Project, Rev., VAR, 5.400%, 11/01/11	1,289

		7,289

	Alaska — 2.4%
3,810	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., AMT, NATL-RE GO, 5.000%, 06/01/15	3,822
	Alaska Student Loan Corp.,
4,500	Series A, Rev., GTD Student Loans, 5.000%, 06/01/11	4,626
3,000	Series A-2, Rev., AMT, 5.000%, 12/01/16	2,915
3,000	Series A-3, Rev., AMT, 5.000%, 06/01/13	3,068
	City of North Slope Boro,
1,000	Series A, GO, NATL-RE, Zero Coupon, 06/30/10	985
6,350	Series A, GO, NATL-RE, Zero Coupon, 06/30/13	5,709
2,500	Northern TOB Securitization Corp., Series A, Rev., 4.625%, 06/01/14	2,315
4,805	Southeast Alaska Power Agency, Series A, Rev., LOC: Dexia Credit Local, 5.000%, 07/01/14 (p)	5,420

		28,860

	Arizona — 2.5%
2,000	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/13	2,106
420	Arizona Housing Finance Authority, Series 2A, Rev., GNMA/FNMA/FHLMC, 5.625%, 07/01/12	423
2,100	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/15	2,320
3,595	City of Phoenix, Series B, GO, 5.000%, 07/01/12 (p)	3,903
2,645	City of Scottsdale, Rev., 5.250%, 07/01/22	3,087
1,510	Gila County, COP, 6.400%, 06/01/14 (i)	1,509
1,000	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 6.000%, 12/01/10	830
	Maricopa County IDA, Single Family Mortgage,
4,044	Series 1B, Rev., VAR, GNMA/FNMA, 5.650%, 05/01/16	4,097
490	Series 2B, Rev., GNMA/FNMA/FHLMC, 5.950%, 09/01/12	495
470	Phoenix IDA, Single Family Mortgage, Series 2002-2, Rev., AMT, GNMA/FNMA/FHLMC, 5.950%, 09/01/12	475
	Pinal County,
2,910	COP, 5.250%, 12/01/14	2,987
3,065	COP, 5.250%, 12/01/14	3,119
3,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/16	3,059
	Tucson & Prima Counties IDA, Single Family Mortgage,
760	Series 1A, Rev., GNMA COLL, 5.625%, 07/01/12	757
1,305	Series B, Rev., GNMA/FNMA/FHLMC, 4.600%, 06/01/17	1,272
	Tucson & Prima Counties IDA, Single Family Mortgage, Mortgage-Backed Securities Program,
70	Series 1A, Rev., GNMA/FNMA, 5.700%, 01/01/10	71
45	Series 1A, Rev., GNMA/FNMA, 6.100%, 01/01/10	46

		30,556

	Arkansas — 1.1%
960	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/17	962
5,000	Baxter County, Hospital Improvement, Series A, Rev., 5.600%, 09/01/09	4,704
	City of Fayetteville, Sales & Use Tax,
330	Rev., FSA, 4.250%, 11/01/15	340
1,045	Series A, Rev., FSA, 4.000%, 11/01/16	1,031
140	Rev., FSA, 4.125%, 11/01/15	142
	City of Springdale, Sales & Use Tax,
2,000	Rev., FSA, 4.200%, 07/01/13	1,929
3,000	Rev., FSA, 4.250%, 07/01/13	2,900
9	Lonoke County Residential Housing Facilities Board, Single Family Mortgage, Series A-2, Rev., FNMA COLL, 7.900%, 04/01/11	9
1,530	Rogers Arkansas Water Revenue Improvement, Capital Improvement, GO, XLCA, 4.250%, 03/01/17	1,546
5	Stuttgart Public Facilities Board, Single Family Mortgage, Series A, Class A-2, Rev., FNMA COLL, 7.900%, 06/29/09	5

		13,568

	California — 5.0%
1,370	California Home Mortgage Finance Authority, Mortgage-Backed Securities Program, Series E, Rev., GNMA/FNMA/FHLMC, 4.350%, 02/01/17	1,357
1,480	California Housing Finance Agency, Multi-Family Housing III, Series A, Rev., AMT, 5.375%, 06/15/09	1,326
	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program,
1,835	Series A, Rev., FNMA/GNMA/FHLMC, 4.200%, 02/01/17	1,796
65	Series A, Rev., GNMA/FNMA, 5.000%, 06/01/11	65
2,360	Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 06/01/16	2,353
2,350	Series C, Rev., GNMA/FNMA/FHLMC, 4.100%, 02/01/17	2,294
5,245	Series FH-1, Rev., 5.500%, 02/01/16	3,283
3,000	California Statewide Communities Development Authority, Inland Regional Center, Rev., 5.000%, 12/01/17	2,680
4,685	California Statewide Communities Development Authority, Poinsettia Apartments, Series B, Rev., VAR, LIQ: FNMA, 4.750%, 06/15/11	4,817
1,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, Class A, Rev., 5.000%, 06/01/15	953
4,375	Kaweah Delta Health Care District, Rev., 5.000%, 08/01/12	4,140
3,400	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/14	2,986
75	Redondo Beach, Redevelopment Agency, Residential Mortgage, Series B, Rev., 6.250%, 06/29/09 (i)	74
5,000	Sacramento City Financing Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/15	5,085
4,000	San Francisco City & County Airports Commission, Series 34E, Rev., AMT, FSA, 5.750%, 05/01/18	4,177
	State of California,
5,000	GO, 5.125%, 04/01/14	5,031
5,000	GO, 5.000%, 10/01/15	5,367
	State of California, Various Purpose,
5,000	GO, 5.000%, 03/01/14	5,376
1,415	GO, 5.000%, 06/01/13	1,524
5,000	GO, 5.000%, 12/01/17	4,901

		59,585

	Colorado — 4.2%
1,920	City of Aurora, McKesson Corp. Project, Series A, Rev., 5.375%, 06/29/09	1,921
5,030	City of Aurora, Single Family Mortgage, Series A-2, Rev., Zero Coupon, 03/01/13 (p)	3,482
405	City of Erie, Unrefunded Balance, Rev., ACA, 5.125%, 06/29/09 (i)	403
	Colorado Health Facilities Authority, Adventist Health,
135	Series E, Rev., 5.000%, 11/15/13 (p)	154
2,365	Series E, Rev., 5.000%, 11/15/13	2,481
2,415	Colorado Health Facilities Authority, Parkview Medical Center Project, Series B, Rev., 5.000%, 09/01/17	2,307
1,280	Colorado Housing & Facilities Finance Authority, Capital Appreciation, Single Family Program, Series C-1, Rev.,
	AMT, Zero Coupon, 06/29/09	377
	Colorado Housing & Facilities Finance Authority, Multi-Family Project,
650	Series C-3, Class I, Rev., AMT, 4.450%, 04/01/11	662
985	Series C-3, Class I, Rev., AMT, 4.550%, 10/01/12	1,009
975	Series C-3, Class I, Rev., AMT, 4.650%, 10/01/12	1,000
	Colorado Housing & Facilities Finance Authority, Single Family Program,
135	Series B-2, Rev., NATL-RE-IBC, 6.800%, 10/01/09	137
1,030	Series C-2, Rev., AMT, FHA/VA MTGS, 7.050%, 10/01/09	1,092
	Denver City & County, Airport,
2,410	Series D, Rev., FSA, 5.500%, 11/15/11	2,516
1,000	Series D, Rev., FSA, 5.500%, 11/15/11	1,030
2,500	Series D, Rev., FSA, 5.500%, 11/15/11	2,566
	Denver City & County, Capital Appreciation, Single Family Mortgage,
1,000	Series A, Rev., MGIC, Zero Coupon, 06/15/09	944
9,850	Series A, Rev., MGIC, Zero Coupon, 06/15/09	7,601
4,009	Denver City & County, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 08/01/16	4,031
	Denver City & County, Single Family Mortgage, Metropolitan Mayors Caucus,
150	Series A, Rev., GNMA/FNMA/FHLMC COLL, 7.300%, 11/01/10	152
175	Rev., GNMA/FNMA/FHLMC COLL, 6.000%, 05/01/12	177
410	Rev., GNMA/FNMA/FHLMC COLL, 6.150%, 05/01/12	420
675	Denver City & County, Special Facilities, Airport, Rental Car Project, Series A, Rev., NATL-RE, 6.000%, 06/29/09	683
5,660	Douglas County, School District No. Re-1, Drivers, Series 163, GO, VAR, NATL-RE, 7.380%, 06/04/09	6,709
	El Paso County, Single Family Mortgage,
55	Series A, Rev., GNMA/FNMA/FHLMC COLL, 6.200%, 06/08/09	55
2,822	Series A, Rev., VAR, GNMA/FNMA, 5.350%, 03/01/16	2,820
1,530	El Paso County, Single Family Mortgage, Southern Front Range, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 10/01/17	1,571
164	IDK Partners III Trust, Pass-Through Certificates, Class A, 5.100%, 08/01/23 (i)	164
3,500	Mesa County, Compound Interest, Rev., Zero Coupon, 12/01/11 (p)	3,357

		49,821

	Delaware — 0.8%
	Delaware State Housing Authority, Single Family Mortgage,
1,210	Series A, Rev., 4.350%, 01/01/17	1,183
955	Series A-1, Rev., AMBAC, 5.170%, 07/01/09	916
2,325	Series B, Rev., 4.350%, 07/01/17	2,114
4,815	Series C-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 07/01/17	4,772
1,065	Series D-1, Rev., AMT, 4.625%, 07/01/17	1,041

		10,026

	District of Columbia — 1.3%
11,840	District of Columbia, COP, AMBAC, 5.250%, 01/01/13	12,532
2,410	District of Columbia Housing Finance Agency, Single Family Program, Series B, Rev., AMT, 5.625%, 06/01/15	2,446

		14,978

	Florida — 7.1%
1,705	Broward County Housing Finance Authority, Series B, Rev., AMT, 4.500%, 04/01/17	1,635
	Capital Projects Finance Authority, Capital Projects Loan Program,
2,385	Series F-1, Rev., NATL-RE, 5.500%, 08/01/11	2,465
2,880	Series F-1, Rev., NATL-RE, 5.500%, 08/01/11	2,915
4,000	Collier County School Board, COP, FSA, 5.250%, 02/15/21	4,233
	Escambia County, Housing Finance Authority, Single Family Mortgage, Multi-County Program,
2,890	Series A, Rev., GNMA/FNMA/FHLMC, FHA/VA GTD, 4.800%, 04/01/15	2,772
1,155	Series A-1, Rev., GNMA/FNMA/FHLMC, 4.150%, 04/01/16	1,109
	Fort Pierce Utilities Authority,
3,685	Rev., AMBAC, 5.000%, 10/01/12	3,968
2,330	Rev., AMBAC, 5.000%, 10/01/13	2,499
4,640	Rev., AMBAC, 5.000%, 10/01/13	4,938
	Highlands County Health Facilities Authority, Adventist Health,
1,000	Series A, Rev., VAR, 5.000%, 11/15/15	1,035
500	Series A, Rev., VAR, 5.000%, 11/15/15	518
2,500	Highlands County Health Facilities Authority, Adventist Health Sunbelt, Rev., VAR, 3.950%, 09/01/12	2,494
	Hillsborough County Aviation Authority, Tampa International Airport,
7,890	Series A, Rev., NATL-RE, 5.375%, 10/01/13	7,990
5,000	Series A, Rev., NATL-RE, 5.500%, 10/01/13	5,116
	Hillsborough County Housing Finance Authority,
1,445	Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.400%, 10/01/16	1,306
1,820	Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 04/01/15	1,807
	Lee County, Solid Waste System,
6,850	Series A, Rev., AMBAC, 5.000%, 10/01/16	6,194
1,135	Rev., NATL-RE, 5.625%, 10/01/11	1,168
2,900	Miami-Dade County, Sub Series A, Rev., NATL-RE, Zero Coupon, 06/29/09	1,963
985	Miami-Dade County Housing Finance Authority, Home Ownership Mortgage, Series A-1, Rev., GNMA/FNMA, 5.300%, 04/01/15	967
2,000	Miami-Dade County School Board, Series A, COP, NATL-RE, FGIC, 5.000%, 05/01/15	2,124
3,000	Miami-Dade County, Miami International Airport, Series B, Rev., AMT, CIFG/FSA-CR, 5.000%, 10/01/15	3,079
	Orange County, Housing Finance Authority,
2,440	Series A, Rev., AMT, GNMA, 5.125%, 03/01/17	2,375
600	Series B, Rev., AMT, GNMA/FNMA, 5.400%, 09/01/12	593
	Pinellas County Housing Finance Authority, Multi-County Program,
1,990	Series A-2, Rev., AMT, GNMA/FNMA/FHLMC, 4.900%, 03/01/17	1,892
1,815	Series B-1, Rev., GNMA/FNMA, 5.200%, 03/01/15	1,778
5,000	Port St. Lucie, Rev., NATL-RE, 5.250%, 09/01/24	5,224
5,000	South Miami Health Facilities Authority, Baptist Health South Florida Group, Rev., 5.000%, 08/15/17	5,112
5,000	Tampa Bay Water Utility System, Rev., NATL-RE, FGIC, 5.500%, 10/01/22	5,615

		84,884

	Georgia — 1.2%
2,690	Atlanta Urban Residential Finance Authority, Multi-Family Housing, Mortgage-Backed Securities, Series B, Rev., GNMA/FNMA/FHLMC, 5.500%, 10/01/17	2,687
5,000	Fulton County School District, GO, 5.500%, 01/01/21	5,983
5,000	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/22	5,634

		14,304

	Hawaii — 0.0% (g)
445	Hawaii Housing & Community Development Corp., Multi-Family Housing, Sunset Villas, Rev., GNMA COLL,
	5.000%, 07/20/10	458

	Idaho — 0.4%
905	Idaho Housing & Finance Association, Series A, Class III, Rev., 5.550%, 07/01/11	918
	Idaho Housing & Finance Association, Single Family Mortgage,
1,500	Series A, Class I, Rev., 6.250%, 01/01/17	1,541
85	Series A, Rev., FHA/VA MTGS, 5.350%, 06/29/09	86
1,590	Series B, Class III, Rev., 5.000%, 01/01/15	1,522
85	Series D, Rev., FHA/VA MTGS, 6.450%, 06/29/09	85
135	Series E-2, Rev., 5.950%, 06/29/09	135
175	Series H, Rev., FHA/VA MTGS, 6.050%, 06/29/09	175

		4,462

	Illinois — 6.1%
3,000	Chicago Board of Education, Series C, GO, 5.250%, 12/01/18	3,128
5,980	Chicago O’Hare International Airport, 3rd Lien, Series C, Rev., AMT, NATL-RE, 5.250%, 01/01/15	5,700
5,000	Chicago Transit Authority, Federal Transit Administration, Section 5307, Series A, Rev., AMBAC, 5.250%, 06/01/13	5,493
	City of Aurora, Single Family Mortgage,
2,735	Series A, Rev., AMT, GNMA/FNMA/FHLMC, FHA/VA GTD, 5.500%, 12/01/39	2,768
2,765	Series B, Rev., GNMA/FNMA/FHLMC, 5.450%, 12/01/39	2,798
7,580	City of Chicago, Series A, GO, FSA, 5.250%, 01/01/14	8,297
350	City of Chicago Heights, Series A, GO, NATL-RE, FGIC, 5.650%, 12/01/09 (p)	357
100	City of Chicago, Midway Airport, Series A, Rev., AMT, FSA, 5.125%, 01/01/11	97
3,485	City of Chicago, Peoples Gas Light & Coke, Series B, Rev., 4.750%, 12/01/09	3,542
	City of Chicago, Single Family Mortgage,
1,540	Series B, Rev., GNMA/FNMA/FHLMC COLL, 6.000%, 04/01/12	1,559
3,290	Series C, Rev., GNMA/FNMA, 5.750%, 12/01/15	3,379
1,135	Series C, Rev., GNMA/FNMA/FHLMC, 4.200%, 12/01/16	1,125
160	Series C, Rev., NATL-RE-IBC GNMA/FNMA/FHLMC, 7.000%, 09/01/10	165
5,335	Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/16	5,410
3,835	Series K, Rev., GNMA/FNMA/FHLMC, 5.350%, 12/01/16	3,860
	Illinois Developmental Finance Authority, Multi-Family Housing, Lincoln Place,
3,235	Series A, Rev., GNMA COLL, 6.500%, 07/20/10	3,504
4,465	Series A, Rev., GNMA COLL, 6.600%, 07/20/10	4,789
1,500	Illinois Finance Authority, OSF Healthcare Systems, Rev., 5.250%, 05/15/14	1,417
45	Peoria, Moline & Freeport, Single Family Collateral Mortgage, Series A, Rev., GNMA COLL/FHA/VA MTGS, 7.600%, 06/29/09	46
8,680	State of Illinois, First Series, GO, NATL-RE, FGIC, 6.000%, 11/01/26	10,082
	University of Illinois, Academic Facilities Projects,
2,985	Series A, COP, AMBAC, 5.000%, 03/15/12	3,248
1,750	Series A, COP, AMBAC, 5.000%, 03/15/13	1,936

		72,700

	Indiana — 2.1%
	City of Indianapolis, Multi-Family Housing, Turtle Creek, North Apartments,
90	Series A, Rev., GNMA COLL-FHA, 3.400%, 12/20/09	90
550	Series A, Rev., GNMA COLL-FHA, 4.150%, 12/20/09	551
700	Series A, Rev., GNMA COLL-FHA, 4.375%, 12/20/09	673
	Indiana Health & Educational Facilities Finance Authority, Baptist Homes of Indiana,
805	Rev., 5.000%, 11/15/12	795
1,095	Rev., 5.000%, 11/15/15	1,043
1,000	Rev., 5.250%, 11/15/15	827
1,750	Indiana Health Facility Financing Authority, Ascension Health, Series A-1, Rev., 5.000%, 05/01/13	1,845
	Indiana Housing & Community Development Authority,
3,960	Series B-2, Rev., GNMA/FNMA, 5.000%, 07/01/14	3,910
2,760	Series C-2, Rev., GNMA/FNMA, 5.000%, 01/01/15	2,750
4,790	Indiana State Finance Authority Revenue, State Revolving Fund Program, Series B, Rev., 5.000%, 02/01/18	5,030
3,000	Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series F, Rev., AMBAC, 5.250%, 01/01/14	3,102
4,050	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series F, Rev., NATL-RE, 5.000%, 01/01/16	4,299

		24,915

	Iowa — 0.4%
5,000	Tobacco Settlement Authority of Iowa, Asset-Backed, Series B, Rev., 5.300%, 06/01/11 (p)	5,355

	Kansas — 1.9%
1,905	City of Wichita, Hospital Facilities Improvement, Series XI, Rev., 6.750%, 11/15/09	1,963
	Sedgwick & Shawnee Counties, Single Family Mortgage,
3,495	Series A, Rev., GNMA/FNMA, 5.400%, 12/01/15	3,516
1,410	Series A-3, Rev., GNMA/FNMA, 5.500%, 06/01/15	1,395
820	Series A-3, Rev., GNMA/FNMA, 5.650%, 06/01/15	822
	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program,
120	Series A, Rev., GNMA/FNMA, 5.250%, 06/01/09	120
870	Series A, Rev., GNMA/FNMA, 6.050%, 06/01/13	890
4,870	Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/16	4,920
3,345	Series B-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 06/01/16	3,397
1,410	Series B-3, Rev., GNMA/FNMA, 5.750%, 12/01/12	1,449
2,580	Series B-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 12/01/16	2,539
1,510	Series B-5, Rev., GNMA/FNMA/FHLMC, 4.100%, 12/01/16	1,467

		22,478

	Louisiana — 2.4%
460	Calcasieu Parish Public Transportation Authority, Series A, Rev., GNMA/FNMA, 5.550%, 06/01/09	465
	Calcasieu Parish Public Transportation Authority, Single Family Mortgage,
265	Series B, Rev., GNMA/FNMA, 5.000%, 04/01/13	269
3,130	Series B, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 09/01/16	3,117
	Jefferson Parish Home Mortgage Authority, Single Family Mortgage,
620	Series B-1, Rev., GNMA/FNMA COLL, 6.650%, 06/01/11	649
3,305	Series C, Rev., GNMA/FNMA, 4.500%, 12/01/13	3,188
205	Series C-1, Rev., GNMA/FNMA, 7.000%, 06/01/10	207
995	Jefferson Parish School Board, Sales & Use Tax, Single Family Mortgage, Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 12/01/16	993
	Louisiana Energy & Power Authority,
2,290	Rev., FSA, 5.750%, 01/01/13	2,563
4,320	Rev., FSA, 5.750%, 01/01/12	4,732
160	Louisiana Housing Finance Agency, Single Family Access Program, Series D-2, Rev., AMT, GNMA/FNMA COLL, 7.050%, 06/01/10	163
5,000	Louisiana Public Facilities Authority, Franciscan Missionaries, Series A, Rev., FSA, 5.750%, 07/01/18	5,548
1,000	Louisiana State Military Department, CR, Rev., 5.000%, 08/01/15	1,063
	St. Tammany Parish Hospital Service District No. 2,
540	Series B, GO, RADIAN, 5.250%, 03/01/11	547
515	Series B, GO, RADIAN, 5.250%, 03/01/12	520
475	St. Tammany Parish Public Trust Financing Authority, Christwood Project, Rev., 5.700%, 06/29/09	421
	Tangipahoa Parish Hospital Service District No. 1, North Oaks Medical Center Project,
1,805	Series A, Rev., 5.000%, 02/01/12	1,752
2,000	Series A, Rev., 5.375%, 02/01/13	1,959
1,190	Series A, Rev., 5.375%, 02/01/13	1,141

		29,297

	Maryland — 2.4%
640	Baltimore County, Multi-Family Housing, Compound Interest, Series A, Rev., FHA, Zero Coupon, 06/29/09	280
5,000	Montgomery County, Public Improvement, Series A, GO, 5.000%, 08/01/18	5,882
810	Prince Georges County, Housing Authority, Bristol Pines Apartments Project, Rev., FNMA, 4.500%, 12/15/15	843
120	Prince Georges County, Housing Authority, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.600%, 06/01/12	122
	State of Maryland, State and Local Facilities Lien,
6,000	Series 1, GO, 5.000%, 03/15/17	6,720
7,675	Series 2, GO, 5.000%, 08/01/13	8,592
5,450	Series 2, GO, 5.000%, 08/01/13	6,184

		28,623

	Massachusetts — 2.4%
3,725	Boston Housing Authority, Rev., FSA, 5.000%, 04/01/16	4,174
	Commonwealth of Massachusetts,
5,250	Series A, GO, 5.000%, 08/01/18	5,716
2,500	Series B, GO, FSA, 5.250%, 09/01/21	2,944
3,920	Series D, GO, NATL-RE, 5.375%, 08/01/12 (p)	4,341
1,795	Massachusetts Educational Financing Authority, Educational Loan, Series E, Rev., AMBAC, 4.600%, 01/01/10	1,809
1,000	Massachusetts Housing Finance Agency, Single Family Housing, Series 124, Rev., VAR, AMT, 4.900%, 12/01/15	994
5,000	Massachusetts State Water Pollution Abatement, MWRA Program, Rev., 5.250%, 08/01/24	5,862
	New Bedford Housing Authority, Capital Funding Program,
675	Series A, Rev., 3.400%, 10/01/11	698
700	Series A, Rev., 3.600%, 10/01/12	729
725	Series A, Rev., 3.750%, 10/01/13	759
750	Series A, Rev., 3.900%, 10/01/14	784

		28,810

	Michigan — 2.2%
5,430	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., FSA, 5.000%, 07/01/16	5,766
2,055	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.000%, 01/15/12	2,114
2,500	Michigan Municipal Bond Authority, Local Government Loan Program, Series B, Rev., AMBAC, 5.000%, 12/01/09	2,541
	Michigan State Hospital Finance Authority, Oakwood Obligation Group,
2,500	Series A, Rev., 5.000%, 07/15/15	2,471
5,000	Rev., 5.500%, 11/01/13	4,963
	Michigan State Housing Development Authority,
3,780	Series A, Rev., AMT, 5.000%, 12/01/15	3,765
2,030	Series D, Rev., AMT, FSA, 4.950%, 07/01/15	2,032
2,500	Saginaw Hospital Finance Authority, Covenant Medical Center, Series G, Rev., 5.125%, 07/01/14	2,291

		25,943

	Minnesota — 1.8%
6,638	Dakota County Community Development Agency, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 02/01/17	6,581
4,794	Minneapolis & St. Paul Housing Finance Board, Mortgage-Backed Securities Program, City Living, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 02/01/17	4,787
1,625	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.100%, 09/01/09	1,636
	Minnesota Housing Finance Agency, Residential Housing Finance,
1,720	Series D, Rev., VAR, AMT, 5.500%, 07/01/16	1,728
5,940	Series L, Class L, Rev., AMT, 5.500%, 01/01/17	5,960
940	Minnesota Housing Finance Agency, Single Family Mortgage, Series A, Rev., 5.750%, 07/01/09	941

		21,633

	Mississippi — 1.1%
970	Jackson State University Educational Building Corp., Campus Facilities Project, Rev., 5.000%, 03/01/11	1,004
6,400	Mississippi Higher Education Assistance Corp., Student Loan, Series B-3, Rev., GTD Student Loans, 5.450%, 09/01/09	5,576
6,780	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.375%, 12/01/17	7,027

		13,607

	Missouri — 1.5%
915	Cameron IDA, Community Hospital, Rev., ACA, 6.250%, 12/01/10 (p)	987
2,105	City of St. Louis, Lambert, Series B, Rev., AMT, FSA, 5.000%, 07/01/17	2,092
	Missouri Housing Development Commission, Home Ownership Loan Program,
2,805	Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/14	2,862
1,090	Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.050%, 09/01/16	1,080
4,525	Series C-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.600%, 03/01/17	4,496
2,850	Series E-1, Rev., AMT, GNMA/FNMA, 5.600%, 03/01/16	2,903
	Missouri Housing Development Commission, Single Family Homeowner Mortgage,
130	Series B-1, Rev., AMT, GNMA/FNMA COLL, 6.150%, 03/01/10	132
180	Series B-1, Rev., AMT, NATL-RE-IBC, 7.450%, 03/01/10	182
2,995	St. Louis County, Housing Authority, Oakmont Hathaway & Brighton, Series A, Rev., LIQ: FNMA, 4.550%, 05/01/11	3,084

		17,818

	Montana — 0.4%
	Montana Board of Housing, Single Family Mortgage,
4,220	Series A, Rev., 5.250%, 06/01/15	4,202
1,015	Series B-2, Rev., AMT, 6.000%, 06/01/10	1,023

		5,225

	Nebraska — 0.5%
	Nebraska Investment Finance Authority,
2,565	Series C, Rev., 5.500%, 03/01/15	2,601
2,870	Series C, Rev., GNMA/FNMA/FHLMC, 5.250%, 03/01/14	2,894

		5,495

	Nevada — 2.3%
14,575	Clark County School District, Series B, GO, FSA, 5.000%, 06/15/14	15,695
1,765	Las Vegas Special Improvement District No. 707, Series A, Special Assessment, FSA, 5.400%, 12/01/09	1,775
985	Nevada Housing Division, Multi-Unit Housing, Citivista Project, Series A, Rev., FNMA COLL, 5.450%, 10/01/10	999
	Nevada Housing Division, Single Family Mortgage,
10	Series B-1, Rev., AMT, 6.000%, 06/29/09	10
50	Sub Series A-1, Rev., AMT, 5.200%, 06/29/09	50
3,662	Nevada Rural Housing Authority, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 03/01/17	3,660
5,445	Nevada System of Higher Education, Series B, Rev., AMBAC, 5.000%, 01/01/16	5,790

		27,979

	New Hampshire — 0.6%
	City of Manchester, School Facilities,
900	Rev., NATL-RE, 5.500%, 06/01/27	1,034
3,545	Rev., NATL-RE, 5.500%, 06/01/24	4,119
2,000	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.625%, 01/01/18	2,178

		7,331

	New Jersey — 3.7%
2,310	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee, Rev., AMBAC, 5.000%, 01/01/15	2,377
1,215	Egg Harbor Township School District, GO, FSA, 5.750%, 07/15/24	1,464
	New Jersey EDA, School Facilities Construction,
3,000	Series O, Rev., 5.250%, 03/01/14	3,266
3,000	Series P, Rev., 5.250%, 09/01/15	3,304
	New Jersey Health Care Facilities Financing Authority, Shore Memorial Health Care Systems,
1,295	Rev., RADIAN, 5.000%, 07/01/10	1,313
1,355	Rev., RADIAN, 5.000%, 07/01/11	1,375
	New Jersey Transportation Trust Fund Authority,
5,000	Series A, Rev., 5.250%, 12/15/20	5,398
2,000	Series A, Rev., 5.500%, 12/15/21	2,203
5,000	Series A, Rev., AMBAC, 5.500%, 12/15/15	5,635
8,690	Series B, Rev., AMBAC, 5.250%, 12/15/22	9,258
	Tobacco Settlement Financing Corp.,
5,000	Series 1A, Rev., 5.000%, 06/01/14	4,836
1,155	Series 1A, Rev., 5.000%, 06/01/16	1,081
2,550	Series 1A, Rev., 5.000%, 06/01/17	2,253

		43,763

	New Mexico — 1.3%
590	New Mexico Educational Assistance Foundation, Student Loan Program, 1st Sub., Series A-2, Rev., GTD Student Loans, 6.300%, 06/29/09	592
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
3,700	Series B-2, Rev., AMT, GNMA/FNMA/FHLMC, 4.250%, 01/01/17	3,341
3,790	Series B-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 01/01/17	3,712
3,205	Series C-2, Rev., AMT, FNMA/GNMA, 4.700%, 09/01/12	3,128
3,130	Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 07/01/15	3,144
700	Series E-2, Rev., AMT, GNMA/FNMA/FHLMC COLL, 6.800%, 09/01/09	710
1,125	Taos County, Gross Receipts, Rev., RADIAN, 4.000%, 10/01/11	1,097

		15,724

	New York — 8.5%
2,140	Islip Resource Recovery Agency, 1985 Facility, Series F, Rev., FSA, 5.000%, 07/01/13	2,240
1,000	Metropolitan Transportation Authority, Series C, Rev., 5.250%, 11/15/14	1,098
1,365	Monroe County, Airport Authority, Greater Rochester International, Rev., NATL-RE, 5.250%, 01/01/12	1,402
	New York City,
5,000	Series C, GO, 5.500%, 02/01/13	5,502
7,500	Series D, GO, 5.000%, 11/01/14	7,706
5,000	Series G, GO, 5.000%, 08/01/14	5,492
5,270	Series G, GO, 5.000%, 08/01/13	5,766
4,000	Series G, GO, 5.250%, 02/01/14	4,328
5,000	New York City Transitional Finance Authority, Future Tax Secured, Series A, Rev., VAR, 5.500%, 11/01/11	5,355
3,985	New York City, Unrefunded Balance, Series J, GO, 5.500%, 06/01/13	4,273
2,000	New York Municipal Bond Bank Agency, Series C, Rev., 5.000%, 06/01/13	2,044
1,295	New York State Dormitory Authority, Series B, Rev., VAR, 5.250%, 05/15/12	1,373
6,220	New York State Dormitory Authority, Court Facilities, Series A, Rev., 5.250%, 05/15/12	6,735
5,010	New York State Dormitory Authority, Court Facilities Lease, Series A, Rev., AMBAC, 5.500%, 05/15/20	5,466
	New York State Dormitory Authority, Jewish Board of Family & Children,
1,100	Rev., AMBAC, 5.000%, 07/01/11	1,119
1,150	Rev., AMBAC, 5.000%, 07/01/12	1,168
2,800	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., 6.000%, 08/15/16	3,092
5,000	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Series B, Rev., NATL- RE, FGIC, 5.000%, 10/01/15	5,482

5,000	New York State Urban Development Corp., Unrefunded Balance, Series A, Rev., VAR, 5.500%, 01/01/11	5,238
5,000	Port Authority of New York & New Jersey, CONS-117, Rev., NATL-RE, FGIC, 5.125%, 06/29/09	5,055
3,370	Port Authority of New York & New Jersey, CONS-124, Rev., 5.000%, 06/29/09	3,405
4,000	Port Authority of New York & New Jersey, CONS-131, Rev., CIFG-TCRS, 5.000%, 06/15/13	4,155
	Tobacco Settlement Financing Corp., Asset-Backed Securities,
4,000	Series A-1, Rev., 5.000%, 06/01/12	4,283
1,675	Series B-1, Rev., XLCA-ICR, 4.000%, 06/01/12	1,746
8,000	Series B-1C, Rev., 5.500%, 06/01/11	8,253

		101,776

	North Carolina — 2.8%
680	Asheville Housing Authority, Multi-Family, Battery Park Apartment, Series A, Rev., GNMA, 3.900%, 08/20/14	708
2,000	Mecklenburg County, Series A, GO, 5.000%, 08/01/19	2,347
4,105	North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.500%, 01/01/17	4,145
	North Carolina Housing Finance Agency, Home Ownership,
260	Series 14-A, Rev., AMT, AMBAC, 4.350%, 07/01/11	250
2,460	Series 23-A, Rev., VAR, AMT, 5.000%, 07/01/15	2,469
2,295	Series 26-A, Rev., VAR, AMT, 5.500%, 01/01/16	2,303
25	Series 8-A, Rev., AMT, 5.950%, 01/01/10	25
5,000	North Carolina Municipal Power Agency No. 1-Catawba Electric, Series A, Rev., 5.250%, 01/01/16	5,471
10,945	State of North Carolina, Public Improvement, Series A, GO, 5.000%, 03/01/15 Union County, Series B, GO, 5.000%, 03/01/17	12,485
3,250		3,774

		33,977

	Ohio — 2.8%
5,900	Clark County, Lincoln Park Phase IB, Rev., VAR, 4.350%, 06/01/09	5,901
1,305	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 06/29/09	1,124
385	Cleveland-Cuyahoga County Port Authority, Cleveland Bond Fund, Series A, Rev., LOC: Fifth Third Bank, 6.250%, 05/15/11	360
720	Cleveland-Cuyahoga County Port Authority, Cleveland City Project, Series B, Tax Allocation, 4.500%, 05/15/14	466
1,055	Cleveland-Cuyahoga County Port Authority, Port Cleveland Bond Fund, Series A, Rev., 6.200%, 05/15/12	904
	Cuyahoga County, Multi-Family Housing, Carter Manor,
55	Rev., GNMA, 3.250%, 09/20/09	55
550	Rev., GNMA, 4.000%, 09/20/14	563
	Dublin City School District, Capital Appreciation,
2,885	GO, NATL-RE, FGIC, Zero Coupon, 12/01/13	2,564
3,580	GO, NATL-RE, FGIC, Zero Coupon, 12/01/14	3,040
1,065	Lucas County, Swan Creek Apartments Project, Series A, Rev., GNMA COLL, 5.950%, 12/20/10	1,106
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
145	Series B, Rev., AMT, GNMA COLL, 4.650%, 06/29/09	144
905	Series C, Rev., GNMA COLL, 4.625%, 01/01/11	860
2,430	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.000%, 12/01/15	2,720
5,000	State of Ohio, Series A, GO, 5.500%, 02/01/20	5,832
	Summit County Port Authority, Eastland Woods Project,
65	Series A, Rev., FHA, GNMA COLL, 3.250%, 12/20/09	65
425	Series A, Rev., FHA, GNMA COLL, 4.000%, 06/20/14	423
580	Series A, Rev., FHA, GNMA COLL, 4.350%, 06/20/14	565
1,020	Series A, Rev., FHA, GNMA COLL, 4.750%, 06/20/14	1,008
4,000	Summit County Port Authority, Edgewood Apartments Project, Rev., 4.250%, 05/01/10	4,015
	Toledo-Lucas County Port Authority, Development, Northwest Ohio Bond Fund,
1,155	Series C, Rev., 5.350%, 11/15/12 (p)	1,217
305	Series C, Rev., 6.000%, 05/15/11 (p)	321
380	Series E, Rev., 6.100%, 11/15/10	370

		33,623

	Oklahoma — 0.8%
705	Canadian County, Home Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA COLL, 6.700%, 09/01/10	719
2,000	City of Enid, Municipal Authority, Sales Tax and Utility, Rev., AMBAC, 4.500%, 06/29/09	2,002
	Oklahoma County Home Finance Authority, Mortgage-Backed Securities,
4,605	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.400%, 04/01/16	4,571
1,727	Series A-2, Rev., GNMA, 5.700%, 04/01/15	1,747

		9,039

	Oregon — 0.4%
1,840	Jackson County School District No. 549C, GO, School Board Guaranty, 5.250%, 06/15/16	2,136
2,555	Oregon State Facilities Authority, Cascadian Terrace Apartments, Series A, Rev., LOC: Bank of the West, 5.100%, 05/01/13	2,620

		4,756

	Other Territories — 0.5%
2,055	Multi-Family Housing, Bond Pass-Through Certificates, Series 7, Rev., VAR, 5.850%, 06/01/12	1,723
1,255	Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments, Series 8, Rev., VAR, 5.950%, 12/01/12	1,026
2,460	Multi-Family Housing, Bond Pass-Through Certificates, Town Center Villas, Series 12, Rev., 5.800%, 12/01/11	2,290
1,570	Multi-Family Housing, Bond Pass-Through Certificates, Valencia Apartments of Bernalilo, Series 2, Rev., 5.850%, 06/01/11	1,454

		6,493

	Pennsylvania — 2.5%
1,875	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,982
1,235	Allegheny County Redevelopment Authority, Waterfront Project, Series A, Tax Allocation, 5.000%, 12/15/11	1,238
1,805	Allegheny County Residential Finance Authority, Single Family, Series TT, Rev., GNMA/FNMA, 5.750%, 05/01/16	1,838
2,000	Bucks County IDA, Wastewater Management, Inc. Project, Rev., VAR, 3.900%, 02/01/10	1,986
	City of Philadelphia,
3,000	Series A, GO, FSA, 5.000%, 08/01/14	3,265
1,700	Series A, GO, XLCA, 5.000%, 02/15/12	1,752
6,925	Harrisburg Authority Resource Recovery Improvements, Series D-2, Rev., VAR, FSA, 5.000%, 12/01/13	7,421
5,000	Montgomery County IDA, Montenay Project, Series A, Rev., NATL-RE, 5.000%, 11/01/09	5,042
2,500	Pennsylvania Higher Educational Facilities Authority, Allegheny Delaware Obligation, Health Services, Series A, Rev., NATL-RE, 5.700%, 11/15/11 (i)	2,337
2,000	Pennsylvania Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 5.000%, 05/01/12	2,021
800	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 64, Rev., AMT, 5.250%, 06/29/09	772
225	Philadelphia Authority for Industrial Development, Senior Living Arbor House Project, Series E, Rev., 4.700%, 07/01/13	211
185	Philadelphia Authority for Industrial Development, Senior Living Rieder House Project, Series A, Rev., 4.700%, 07/01/13	174
180	Philadelphia Authority for Industrial Development, Senior Living Saligman House Project, Series C, Rev., 4.700%, 07/01/13	169

		30,208

	South Carolina — 1.6%
3,500	Charleston Educational Excellence Finance Corp., Charleston County School District, Rev., 5.250%, 12/01/15	3,642
2,560	City of Columbia, Tourism Development Fee Pledge, COP, AMBAC, 5.250%, 06/01/13	2,673
	Lexington County, Health Services District,
925	Rev., 6.000%, 05/01/11	972
1,090	Rev., 6.000%, 05/01/14	1,184
4,125	Medical University Hospital Authority, FHA Insured Mortgage, Series A, Rev., NATL-RE, FHA, 5.250%, 08/15/14	4,207
3,735	South Carolina Jobs - EDA, Hospital Facilities, Rev., CIFG, 5.000%, 05/01/16	3,384
3,000	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 06/29/09	3,000

		19,062

	South Dakota — 0.3%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
280	Series D, Rev., 4.800%, 05/01/11	294
350	Series D, Rev., 4.900%, 11/01/11	369
2,985	Series E, Rev., 6.000%, 05/01/18	3,018

		3,681

	Tennessee — 3.0%
3,000	Johnson City Health & Educational Facilities Board, Mountain States Health, 1st Mortgage, Series A, Rev., NATL-RE, 6.000%, 07/01/10 (p)	3,160
3,310	Knox County, Health Educational & Housing Facilities Board, Multi-Family, Eastowne Village Project, Rev., VAR, LIQ: FNMA, 4.900%, 06/01/11	3,492
2,000	Memphis Health Educational & Housing Facility Board, Hillcrest Apartments Project, Rev., VAR, AMT, FHLMC, LIQ: FHLMC, 5.000%, 09/13/11	2,077
5,000	Metropolitan Government Nashville & Davidson County, Series A, Rev., FSA, 5.250%, 01/01/21	5,776
	Tennessee Energy Acquisition Corp.,
3,000	Series A, Rev., 5.000%, 09/01/09	3,008
10,000	Series A, Rev., 5.250%, 09/01/21	9,106
	Tennessee Housing Development Agency, Home Ownership Program,
1,505	Series 3, Rev., AMT, 5.300%, 06/29/09	1,523
6,085	Series 2006-2, Rev., AMT, 5.750%, 01/01/16	6,164
2,240	Series 2007-1, Rev., AMT, 5.500%, 01/01/17	2,247

		36,553

	Texas — 5.9%
6,000	City of Austin, Electric Utility System, Series A, Rev., AMBAC, 5.000%, 11/15/13	6,600
3,000	City of Austin, Texas Airport System, Prior Lien, Rev., NATL-RE, 5.250%, 11/15/13	3,220
2,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/16	2,248
6,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., FSA, 5.500%, 11/01/13	6,065
25	Galveston Property Finance Authority, Single Family Mortgage, Series A, Rev., 8.500%, 06/29/09	25
1,470	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series A, Rev., 5.250%, 12/01/13	1,505
	Harris County, Houston Sports Authority, Capital Appreciation, Junior Lien,
3,345	Series B, Rev., NATL-RE, Zero Coupon, 06/29/09	2,951
4,950	Series B, Rev., NATL-RE, Zero Coupon, 06/29/09	3,687
2,525	Harris County, Tax & Sub Lien, Series B, Rev., VAR, FSA, 5.000%, 08/15/12	2,735
435	Houston Housing Finance Corp., Sterlingshire Apartments, Series A-2, Rev., 4.250%, 11/01/12	432
	Little Elm Independent School District, Capital Appreciation,
1,930	GO, PSF-GTD, Zero Coupon, 08/15/12	533
1,630	GO, PSF-GTD, Zero Coupon, 08/15/12	422
1,930	GO, PSF-GTD, Zero Coupon, 08/15/12	469
3,000	Lower Colorado River Authority, Transmission Service, Rev., FSA, 5.250%, 05/15/12	3,147
100	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.000%, 02/15/13	94
3,145	Nortex Single Family Housing Finance Corp., Mortgage-Backed Securities Program, Class A, Rev., GNMA/FNMA/FHLMC, 5.500%, 01/01/16	3,168
3,000	North Central Texas Health Facility Development Corp., Baylor Health Care System, Rev., 5.000%, 06/29/09	3,017
2,000	Northside Independent School District, School Building, Series C, GO, VAR, PSF-GTD, 4.100%, 06/01/09	2,110
4,000	State of Texas, Series B1 & B2, GO, VAR, 8.655%, 10/05/09	4,859
1,895	State of Texas, College Student Loans, Series A, GO, 5.250%, 08/01/18	1,965
1,695	Texas Department of Housing & Community Affairs, Series D, Rev., AMT, 4.400%, 03/01/16	1,633
2,569	Texas State Affordable Housing Corp., Single Family Mortgage, Series C, Rev., GNMA/FNMA/FHLMC, 5.300%, 10/01/16	2,586
5,243	Texas State Affordable Housing Corp., Single Family Mortgage, Professional Educators Home Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/15	5,240
795	Texas State Affordable Housing Corp., Single Family Mortgage, Teachers Home Loan Program, Rev., GNMA/FNMA COLL, 6.200%, 09/01/12	809
5,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.000%, 04/01/16	5,662
4,500	Trinity River Authority, Regional Wastewater System, Rev., 5.000%, 08/01/11	4,849
892	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 02/01/17	891

		70,922

	Utah — 0.6%
3,300	Utah County, Marathon Oil Project, Rev., VAR, 5.050%, 11/01/11	3,266
3,245	Utah State Board of Regents, Student Fee and Housing System, Rev., NATL-RE, 5.250%, 04/01/23	3,633
	Utah State Housing Finance Agency, Single Family Mortgage,
320	Series D-2, Rev., FHA/VA MTGS, 5.350%, 06/29/09	322
5	Series F, Class II, Rev., 6.300%, 07/01/09	5

		7,226

	Virginia — 1.6%
1,000	Chesterfield County EDA, Virginia Electric & Power, Series A, Rev., 5.000%, 05/01/19	1,014
5,045	Chesterfield County, Public Improvement, GO, 5.000%, 01/01/17	5,692
4,000	Virginia Commonwealth Transportation Board, U.S. Route 58, Corridor Development, Rev., 5.000%, 05/15/16	4,302
	Virginia Public School Authority, School Financing,
4,000	Series B-1, Rev., 5.000%, 08/01/19	4,486
3,205	Series B-1, Rev., 5.000%, 08/01/17	3,722

		19,216

	Washington — 2.8%
5,000	City of Seattle, Light & Power, Rev., FSA, 5.000%, 08/01/14	5,492
10,675	Energy Northwest, Electric, Project No. 3, Series B, Rev., NATL-RE, 5.500%, 07/01/10 (i)	11,109
2,500	Energy Northwest, Public Power Supply System, Nuclear Project No. 1, Rev., VAR, FSA, 9.465%, 07/01/09	2,747
4,500	Energy Northwest, Public Power Supply System, Nuclear Project No. 2, Series A, Rev., 6.300%, 07/01/12	5,099
1,700	Quinault Indian Nation, Quinault Beach, Series A, Rev., ACA, 5.850%, 06/29/09 (i)	1,450
4,765	State of Washington, Series B, GO, 5.000%, 07/01/18	5,148
2,280	Washington Housing Finance Commission, GNMA Mortgage-Backed Securities Program, Rev., GNMA COLL, 7.000%, 01/01/11	2,450

		33,495

	Wisconsin — 2.6%
5,525	Badger Tobacco Asset Securitization Corp., Asset-Backed, Rev., 6.000%, 06/01/12 (p)	6,092
5,000	City of Kenosha, Capital Appreciation, Series D, GO, AMBAC, Zero Coupon, 09/01/15	4,104
6,335	State of Wisconsin, Series C, GO, 5.000%, 05/01/18	6,826
5,000	State of Wisconsin, Health & Education, Rev., 4.780%, 05/01/29 (i)	4,959
3,000	Wisconsin Health & Education Facilities, 4.420%, 10/01/27 (i)	2,967
	Wisconsin Housing & EDA, Home Ownership,
265	Series E, Rev., AMT, 5.750%, 07/01/10	270
5,555	Series E, Rev., AMT, 5.500%, 09/01/17	5,502

		30,720

	Total Municipal Bonds (Cost $1,157,648)	1,156,234

SHARES

	Investment Companies — 0.5%
43	BlackRock Investment Quality Municipal Trust, Inc.	509
427	Nuveen Premium Income Municipal Fund	5,308

	Total Investment Companies (Cost $6,538)	5,817

	Total Long-Term Investments (Cost $1,164,186)	1,162,051

	Short-Term Investment — 1.6%
	Investment Company — 1.6%
19,643	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.290%, (b) (l) (m) (Cost $19,643)	19,643

	Total Investments — 98.5%
	(Cost $1,183,829)	1,181,694
	Other Assets in Excess of Liabilities — 1.5%	18,274

	NET ASSETS — 100.0%	$1,199,968

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ACA	—	Insured by American Capital Access
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
CIFG	—	Insured by CDC IXIS Financial Guaranty
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICR	—	Insured Custodial Receipts
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MGIC	—	Insured by Mortgage Guaranty Insurance Corp.
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,795
Aggregate gross unrealized depreciation	(24,930)

Net unrealized appreciation/depreciation	$(2,135)

Federal income tax cost of investments	$1,183,829

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 25,460	$ —
Level 2 – Other significant observable inputs	1,156,234	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 1,181,694	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Commercial Paper — 7.8% (n)
	California — 4.3%
	State of California,
55,000	3.000%, 06/02/09	55,000
73,000	3.000%, 06/03/09	73,000

		128,000

	Florida — 0.7%
	Indian River County Housing,
15,800	0.750%, 07/10/09	15,800
5,400	0.800%, 07/10/09	5,400

		21,200

	Indiana — 1.1%
34,000	Indiana Development Finance Authority, 0.650%, 08/03/09	34,000

	Iowa — 0.4%
12,000	City of Des Moines, 0.600%, 06/09/09	12,000

	Michigan — 0.6%
19,000	Michigan State Housing Development Authority, 0.700%, 06/02/09	19,000

	Virginia — 0.7%
20,000	Metropolitan Washington Airports Authority, 0.700%, 06/01/09	20,000

	Total Commercial Paper (Cost $234,200)	234,200

	Daily Demand Notes — 19.3%
	California — 6.4%
	California Housing Finance Agency, Home Mortgage,
25,000	Series D, Rev., VRDO, AMT, 1.500%, 06/01/09	25,000
20,000	Series H, Rev., VRDO, AMT, 2.830%, 06/01/09	20,000
38,600	Series H, Rev., VRDO, AMT, 2.830%, 06/01/09	38,600
	California Housing Finance Agency, Multi-Family Housing,
24,105	Series B, Rev., VRDO, AMT, 1.500%, 06/01/09	24,105
14,235	Series C, Rev., VRDO, AMT, 1.500%, 06/01/09	14,235
14,150	Series C, Rev., VRDO, AMT, 1.500%, 06/01/09	14,150
5,600	California Pollution Control Financing Authority, Air Products, Remarket, Series B, Rev., VRDO, 0.570%, 06/01/09	5,600
50,000	Irvine Ranch Water District, Series A, GO, VRDO, LOC: Landesbank Baden- Wuerttemberg, 0.800%, 06/01/09	50,000

		191,690

	Delaware — 1.8%
55,300	Delaware State Economic Development Authority, Clean Power Project, Series C, Rev., VRDO, 0.420%, 06/01/09	55,300

	Florida — 0.4%
11,500	Collier County Educational Facilities Authority, Limited Obligation, Ave Maria University, Rev., VRDO, LOC: Comerica Bank, 0.500%, 06/01/09	11,500

	Indiana — 3.8%
	City of Whiting, Environmental Facilities, BP Products North America,
22,000	Rev., VRDO, 0.220%, 06/01/09	22,000
40,600	Series C, Rev., VRDO, 0.220%, 06/01/09	40,600
	Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Project,
20,000	Series C-2, Rev., VRDO, FSA, LIQ: Dexia Credit Local, 1.050%, 06/01/09	20,000
30,000	Series C-7, Rev., VRDO, FSA, 1.250%, 06/01/09	30,000

		112,600

	Louisiana — 0.9%
	Louisiana Public Facilities Authority, Air Products & Chemical Project,
15,700	Series A, Rev., VRDO, 0.550%, 06/01/09	15,700
10,000	Series C, Rev., VRDO, 0.400%, 06/01/09	10,000

		25,700

	Michigan — 0.7%
1,765	Michigan State Hospital Finance Authority, Crittenton Hospital, Series A, Rev., VRDO, LOC: Comerica Bank, 0.500%, 06/01/09	1,765
3,720	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: Federal Home Loan Bank, 0.450%, 06/01/09	3,720
11,590	Michigan Strategic Fund, Air Products & Chemicals, Inc., Rev., VRDO, 0.550%, 06/01/09	11,590
	University of Michigan, Hospital,
1,300	Series A, Rev., VRDO, 0.280%, 06/01/09	1,300
300	Series A, Rev., VRDO, 0.280%, 06/01/09	300
2,900	Series A-2, Rev., VRDO, 0.280%, 06/01/09	2,900

		21,575

	Nevada — 0.1%
3,400	City of Reno, Sales Tax Revenue, Reno Project, Senior Lien, Rev., VRDO, LOC: Bank of New York, 0.250%, 06/01/09	3,400
	New York — 1.7%

	New York City,
4,900	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen Thuringen, 0.250%, 06/01/09	4,900
38,850	Subseries J-8, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 1.200%, 06/01/09	38,850
8,500	New York Mortgage Agency, Series 144, Rev, VRDO, AMT, 1.100%, 06/01/09	8,500

		52,250

	North Carolina — 0.6%
16,415	Mecklenburg County, Series A, Class A, COP, VRDO, 0.280%, 06/01/09	16,415

	Ohio — 1.0%
1,550	Allen County, Catholic Healthcare, Series A, Class A, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/01/09 (m)	1,550
	Ohio Air Quality Development Authority, PCR, First Energy,
1,405	Series A, Rev., VRDO, LOC: Barclays Bank plc, 0.260%, 06/01/09	1,405
500	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/01/09	500
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
1,900	Series A, Rev., VRDO, 0.450%, 06/01/09	1,900
7,600	Series B-2, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/01/09	7,600
	Ohio State Higher Educational Facility Commission, Cleveland Clinic,
6,100	Series B-1, Rev., VRDO, 0.200%, 06/01/09	6,100
400	Series B-2, Rev., VRDO, 0.200%, 06/01/09	400
2,800	Ohio State Water Development Authority, First Energy Gen Corp. Project, Series A, Rev., VRDO, LOC: Barclays Bank plc, 0.260%, 06/01/09	2,800
6,000	State of Ohio, Solid Waste, BP Chemical, Inc. Project, Rev., VRDO, 0.200%, 06/01/09	6,000
1,800	State of Ohio, Solid Waste, BP Products North America, Rev., VRDO, 0.200%, 06/01/09	1,800

		30,055

	Texas — 1.9%
8,000	Brazos River Harbor Navigation District, Merey Sweeny LP Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.370%, 06/01/09	8,000
40,000	Gulf Coast Waste Disposal Authority, BP Products North America Project, Rev., VRDO, 0.220%, 06/01/09	40,000
10,000	Schertz-Seguin Local Government Corp., Series SG-151, Rev., VRDO, FSA, LIQ: Societe Generale, 0.280%, 06/01/09	10,000

		58,000

	Total Daily Demand Notes (Cost $578,485)	578,485

	Municipal Bonds — 13.4%
	California — 0.3%
10,000	San Francisco City & County Airports Commission, Series B, Rev., VAR, AMT, 3.000%, 12/01/09	10,074

	Colorado — 0.3%
9,000	State of Colorado, Series A, Rev., TRAN, 3.000%, 06/26/09	9,005

	Connecticut — 0.7%
7,500	City of Hartford, Series A, GO, BAN, 3.000%, 04/15/10	7,600
12,970	City of New Britain, GO, BAN, 3.000%, 03/30/10	13,150

		20,750

	Florida — 0.8%
24,350	Jacksonville Health Facilities Authority, Nemours Foundation Project, Rev., ARS, 1.100%, 10/21/09	24,350

	Illinois — 0.3%
10,000	Illinois Housing Development Authority, Homeowner Mortgage, Subseries H-2, Rev., AMT, 1.980%, 06/29/09	10,000

	Indiana — 1.0%
	Indianapolis Local Public Improvement Bond Bank,
10,000	Series C, Rev., 1.150%, 06/01/09	10,000
19,875	Series F-2, Rev., 0.800%, 12/31/09	19,875

		29,875

	Iowa — 0.4%
11,050	Linn County, General Fund Cash Flow, Series A, GO, RAN, 2.250%, 06/30/09	11,054

	Massachusetts — 0.3%
9,000	City of Brockton, GO, BAN, 2.000%, 05/14/10	9,110

	Michigan — 2.0%
	Michigan Municipal Bond Authority,
10,000	Series A-2, RAN, LOC: Dexia Credit Local, 3.000%, 08/20/09	10,028
19,710	Series B, Rev., 3.000%, 08/20/09	19,781
30,000	State of Michigan, Series B, GO, 3.000%, 09/30/09	30,132

		59,941

	New Hampshire — 0.3%
10,000	Carroll County, GO, TAN, 3.000%, 12/31/09	10,043

	New Jersey — 1.1%
	City of Clifton,
11,555	GO, BAN, 3.750%, 02/11/10	11,626
10,000	GO, TAN, 3.750%, 02/11/10	10,061
9,883	Palmyra School District, GO, 3.000%, 10/29/09	9,933

		31,620

	New York — 1.9%
16,758	City of Binghamton, Series A, GO, BAN, 3.000%, 02/05/10	16,899
12,075	Town of Poughkeepsie, Series B, GO, BAN, 2.000%, 03/19/10	12,113
26,435	Village of Haverstraw, Series A, GO, BAN, 1.500%, 03/12/10	26,526

		55,538

	Ohio — 1.7%
17,000	City of Marysville, Waste Water, GO, BAN, 1.500%, 06/02/10 (w)	17,084
10,000	Cuyahoga Community College District, Series B, TAN, 2.500%, 07/01/09	10,010
15,000	Huber Heights City School District, School Improvements, GO, BAN, 2.000%, 08/18/09	15,027
	Western Reserve Local School District,
3,745	GO, BAN, 2.500%, 10/15/09	3,752
4,000	GO, BAN, 3.000%, 09/30/09	4,010

		49,883

	Pennsylvania — 2.3%
20,000	City of Philadelphia, Series A, GO, TRAN, 3.500%, 06/30/09	20,024
16,380	Dallastown Area School District, GO, VRDO, 2.000%, 07/01/09	16,508
10,000	Hamburg Area School District, GO, 2.000%, 07/01/09	10,080
21,660	Manheim Central School District, GO, 2.000%, 04/15/10	21,810

		68,422

	Total Municipal Bonds (Cost $399,665)	399,665

	Weekly Demand Notes — 59.9%
	Alabama — 0.2%
5,000	Pell City Special Care Facilities, Noland Health Services, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.340%, 06/02/09	5,000

	Arizona — 0.8%
13,995	Maricopa County IDA, Multi-Family Housing, Series 116, Rev., VRDO, LIQ: Bank of America N.A., 0.590%, 06/04/09	13,995
9,750	Wells Fargo Stage Trust, Series 51C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.400%,06/04/09	9,750

		23,745

	California — 2.4%
15,000	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.300%, 06/02/09	15,000
22,880	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.460%, 06/01/09	22,880
	Wells Fargo Stage Trust,
16,000	Series 15C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.370%, 06/04/09 (e)	16,000
17,475	Series 2008-7C, Rev., VRDO, NATL-RE, 0.380%, 06/04/09 (e)	17,475

		71,355

	Colorado — 3.1%
10,000	CollegeInvest, Educational Loans, Series I-A, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.460%, 06/02/09	10,000
10,000	Colorado Housing & Finance Authority, Series A-3, Class 1, Rev., VRDO, AMT, 0.450%, 06/02/09	10,000
20,825	Colorado Housing & Finance Authority, Multi-Family Housing Project, Class I-B2, Rev., VRDO, AMT, 0.450%, 06/02/09	20,825
	Denver City & County, Airport,
8,500	Series C, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.470%, 06/03/09	8,500
6,875	Series F, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.470%, 06/03/09	6,875
5,595	Denver Urban Renewal Authority, Downtown Denver, Series A, VRDO, LOC: Compass Bank, 0.380%, 06/03/09	5,595
	Deutsche Bank Spears/Lifers Trust Various States,
4,100	Series DBE-510, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.320%, 06/04/09	4,100
21,240	Series DBE-647, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.320%, 06/04/09	21,240
7,000	Lowry Economic Redevelopment Authority, Series A, Rev., VRDO, LOC: Compass Bank, 0.380%, 06/03/09	7,000

		94,135

	Delaware — 0.5%
3,555	New Castle County, Fairfield English Village Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.450%, 06/04/09	3,555
10,150	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 0.400%, 06/02/09	10,150

		13,705

	District of Columbia — 0.8%
25,000	Metropolitan Washington Airports Authority, Subseries A-1, Rev., VRDO, 3.000%, 06/02/09	25,000

	Florida — 2.2%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.400%, 06/02/09	17,800
10,180	Greater Orlando Aviation Authority, Series 2008-067, Rev., VRDO, FSA, LIQ: Dexia Credit Local, LOC: Dexia Credit Local, 1.750%, 06/04/09	10,180
5,375	Miami-Dade County IDA, Lawson Industries, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.650%, 06/02/09	5,375
4,555	Palm Beach County Housing Development Corporation, Multi-Family Housing, Caribbean Villas, Rev., VRDO, FNMA, LIQ: FNMA, 0.450%, 06/04/09	4,555
15,995	RBC Municipal Products, Inc. Trust, Series E-7, Rev., VRDO, LIQ: RBC Centura Bank, LOC: RBC Centura Bank, 0.450%, 06/04/09	15,995
11,270	Sumter County IDA, Amern Cement Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.600%, 06/02/09	11,270

		65,175

	Georgia — 1.6%
32,570	Fulton County Development Authority, Flightsafety International, Inc. Project, Series B, Rev., VRDO, 0.400%, 06/02/09	32,570
15,000	RBC Municipal Products, Inc. Trust, Series C-9, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.540%, 06/04/09	15,000

		47,570

	Idaho — 3.1%
	Idaho Housing & Finance Association, Single Family Mortgage,
10,800	Series A, Class I, Rev., VRDO, 0.450%, 06/03/09	10,800
14,990	Series B, Class I, Rev., VRDO, 0.450%, 06/03/09	14,990
8,915	Series C, Rev., VRDO, 1.250%, 06/03/09	8,915
9,520	Series C, Class I, Rev., VRDO, 1.250%, 06/03/09	9,520
10,285	Series D, Class I, Rev., VRDO, 1.250%, 06/03/09	10,285
10,145	Series E, Class I, Rev., VRDO, 1.250%, 06/03/09	10,145
12,235	Series E, Class I, Rev., VRDO, LIQ: Bayerische Landesbank, 1.250%, 06/03/09	12,235
9,755	Series F, Rev., VRDO, 1.250%, 06/03/09	9,755
5,150	Series F-1, Class 1, Rev., VRDO, 1.250%, 06/03/09	5,150

		91,795

	Illinois — 2.6%
5,000	Chicago Board of Education, Series A-1, GO, VRDO, LOC: Harris N.A., 0.320%, 06/02/09	5,000
2,400	Chicago O'Hare International Airport, Compagnie Nationale Air France, Rev., VRDO, LOC: Societe Generale, 0.450%, 06/03/09	2,400
2,471	Chicago O'Hare International Airport, Second Lien, Series B, Rev., VRDO, LOC: Societe Generale, 0.550%, 06/03/09	2,471
4,900	City of Carol Stream, Multi-Family Housing, St. Charles Square, Rev., VRDO, FNMA, LIQ: FNMA, 0.460%, 06/03/09	4,900
7,300	County of Will, BASF Corp. Project, Rev., VRDO, 0.950%, 06/02/09	7,300
9,985	Deutsche Bank Spears/Lifers Trust Various States, Series DB-288, Rev., VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.370%, 06/04/09	9,985
10,000	Illinois Finance Authority, 700 Hickory Hills Drive LLC, Rev., VRDO, LOC: Bank of America N.A., 0.500%, 06/04/09	10,000
7,200	Illinois Finance Authority, Healthcare System, Series B, Rev., VRDO, LOC: National City Bank, 0.300%, 06/03/09	7,200
7,050	Illinois Housing Development Authority, Pheasant Ridge/Hunter, Rev., VRDO, LOC: LaSalle Bank N.A., 0.600%, 06/02/09	7,050
10,000	Illinois State Toll Highway Authority, Series B, Rev., VRDO, FSA, 1.150%, 06/04/09	10,000
10,000	RBC Municipal Products, Inc. Trust, Series E-10, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.440%, 06/04/09 (e)	10,000
1,630	Will & Kankakee Counties Regional Development Authority, JRS Realty Association LLC Project, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.850%, 06/02/09	1,630

		77,936

	Indiana — 1.1%
9,575	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-584, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.290%, 06/04/09	9,575
10,000	Indiana Development Finance Authority, PSI Energy, Inc. Projects, Series A, Rev., VRDO, LOC: Barclays Bank plc, 0.500%, 06/03/09	10,000
4,100	Indiana Finance Authority, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC: LaSalle Bank N.A., 0.620%, 06/02/09	4,100
9,315	Vanderburgh County, Multi-Family Housing, Arbors Apartment Project, Rev., VRDO, LOC: LaSalle Bank N.A., 0.600%, 06/04/09	9,315

		32,990

	Kansas — 1.1%
33,900	City of Wichita, FlightSafety International, Inc., Rev., VRDO, 0.400%, 06/04/09	33,900

	Louisiana — 0.4%
4,600	Ascension Parish, BASF Corp. Project, Rev., VRDO, 0.950%, 06/02/09 (m)	4,600
6,250	Louisiana Public Facilities Authority, Air Products & Chemical Project, Rev., VRDO, 0.450%, 06/02/09	6,250

		10,850

	Maryland — 0.7%
5,610	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.590%, 06/04/09 (m)	5,610
16,095	Wells Fargo Stage Trust, Series 32C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.410%, 06/04/09 (e)	16,095

		21,705

	Massachusetts — 1.5%
27,540	Massachusetts Housing Finance Agency, Series 2970, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 0.400%, 06/04/09 (e)	27,540
	Wells Fargo Stage Trust,
6,260	Series 22C, Rev., VRDO, AMBAC, LIQ: Wells Fargo & Co., 0.400%, 06/04/09 (e)	6,260
10,635	Series 37C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.420%, 06/04/09 (e)	10,635

		44,435

	Michigan — 4.8%
3,550	Austin Trust, Various States, Series 2008-1096, GO, VRDO, NATL-RE, Q-SBLF, LIQ: Bank of America N.A., 0.640%, 06/04/09 (m)	3,550
2,000	Detroit City School District, Series DCL-045, GO, VRDO, FSA, Q-SBLF, LIQ: Morgan Stanley Municipal Funding, LOC: Dexia Credit Local, 2.000%, 06/04/09	2,000
3,525	Jackson County Economic Development Corp., Melling Tool Co. Project, Rev., VRDO, LOC: Comerica Bank, 1.000%, 06/04/09	3,525
	Michigan State Housing Development Authority,
31,435	Series C, Rev., VRDO, AMT, 0.650%, 06/02/09	31,435
13,500	Series D, Rev., VRDO, AMT, 0.600%, 06/02/09	13,500
34,850	Series E, Rev., VRDO, AMT, 0.500%, 06/03/09	34,850
1,055	Michigan Strategic Fund, JG Kern Enterprises, Inc., Rev., VRDO, LOC: LaSalle Bank N.A., 0.600%, 06/02/09	1,055
3,100	Michigan Strategic Fund, Millenium Steering LLC Project, Rev., VRDO, LOC: Comerica Bank, 1.000%, 06/04/09	3,100
2,850	Michigan Strategic Fund, Scoclan II LLC Project, Rev., VRDO, LOC: Standard Federal Bank, 0.700%, 06/04/09	2,850
2,365	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen Thuringen, 0.250%, 06/04/09	2,365
5,000	Oakland County Economic Development Corp., Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 1.000%, 06/04/09	5,000
18,500	RBC Municipal Products, Inc. Trust, Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.540%, 06/02/09	18,500
21,700	RBC Municipal Products, Inc. Trust, Floater Certificates, Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.540%, 06/02/09	21,700

		143,430

	Minnesota — 1.0%
5,600	Midwest Consortium of Municipal Utilities, Minnesota Municipal Utilities Association, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 06/02/09	5,600
9,790	Minnesota Housing Finance Agency, MERLOTS, Series C-44, Rev., VRDO, 0.460%, 06/03/09	9,790
15,735	Wells Fargo Stage Trust, Series 52C, Rev., VRDO, AMBAC, LIQ: Wells Fargo & Co., 0.550%, 06/04/09 (e)	15,735

		31,125

	Missouri — 0.6%
13,965	Lehman Municipal Trust Receipts, Various States, Series 06-K82, Rev., VRDO, LIQ: Citibank N.A., 1.000%, 06/04/09	13,965
3,425	Missouri Housing Development Commission, Single Family Mortgage, Macon Trust, Series 02-K, Rev., VRDO, GNMA/FNMA, LIQ: Bank of America N.A., 0.590%,06/04/09	3,425

		17,390

	Montana — 0.7%
1,695	Montana Board of Housing, Macon Trust, Series 02-L, Rev., VRDO, 0.590%, 06/04/09	1,695
19,590	Montana Board of Housing, MERLOTS, Series C-41, Rev., VRDO, 0.460%, 06/03/09	19,590

		21,285

	Nebraska — 0.6%
2,100	Deutsche Bank Spears/Lifers Trust Various States, Series DB-543, Rev., VRDO, LIQ: Deutsche Bank AG, 0.290%, 06/04/09	2,100
15,725	Nebraska Investment Finance Authority, Single Family Housing, Series B, Rev., VRDO, GNMA/FNMA/FHLMC, 0.500%, 06/02/09	15,725

		17,825

	Nevada — 0.8%
6,700	Director of the State of Nevada Department of Business & Industry, Energy Partners LLC Project, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.500%, 06/04/09	6,700
16,100	Nevada Housing Division, Multi-Unit, Southwest Village, Rev., VRDO, FNMA, LIQ:
	FNMA, 0.430%, 06/04/09	16,100

		22,800

	New Jersey — 0.5%
6,955	New Jersey EDA, Accurate Box Co., Inc. Project, Rev., VRDO, LOC: Sun Bank N.A., 0.450%, 06/02/09	6,955
7,995	New Jersey EDA, Macon Trust, Series B, Rev., VRDO, FSA, 0.590%, 06/04/09	7,995

		14,950

	New Mexico — 0.5%
15,000	New Mexico Educational Assistance Foundation, Educational Loans, Series A-3, Rev.,
	VRDO, AMT, LOC: Lloyds TSB Bank plc, 0.480%, 06/02/09	15,000

	New York — 1.3%
20,000	New York State Housing Finance Agency, 505 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen Thuringen, 0.400%, 06/02/09	20,000
16,300	New York State Housing Finance Agency, Biltmore Tower, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 06/02/09	16,300
3,300	Westchester County IDA, Series 2007-103G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 0.410%, 06/04/09	3,300

		39,600

	North Carolina — 0.6%
8,705	Fayetteville Public Works Commission, Rev., VRDO, FSA, 1.000%, 06/02/09	8,705
8,760	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Ferguson Supply Box Manufacturing, Rev., VRDO, LOC: Bank of America N.A., 0.620%, 06/04/09	8,760

		17,465

	North Dakota — 1.6%
	North Dakota State Housing Finance Agency, Housing Financing Program, Home Mortgage,
27,210	Series A, Rev., VRDO, 0.440%, 06/03/09	27,210
21,500	Series B, Rev., VRDO, 0.440%, 06/03/09	21,500

		48,710

	Ohio — 1.9%
1,780	City of Sharonville, Edgcomb Metals Co. Project, IDR, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 06/02/09	1,780
11,760	Cleveland Ohio Airport System, Series C, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 0.400%, 06/02/09	11,760
11,500	Mahoning County, Youngstown State University Project, Rev., VRDO, LOC: National City Bank, 0.390%, 06/02/09	11,500
1,200	Ohio Air Quality Development Authority, First Energy, Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.380%, 06/03/09	1,200
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
15,000	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.380%, 06/02/09	15,000
10,000	Series F, Rev., VRDO, GNMA COLL, 0.330%, 06/03/09	10,000
5,050	Paulding County, Solid Waste, Lafarge Corp. Project, Rev., VRDO, LOC: Bayerische Landesbank, 0.450%, 06/03/09	5,050

		56,290

	Other Territories — 4.4%
18,000	Eagle Tax-Exempt Trust, Class A, Rev., VRDO, FHLMC COLL, LIQ: Federal Home
	Loan Bank, 0.340%, 06/04/09	18,000
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
9,910	Series M015, Class A, Rev., VRDO, FHLMC, 0.440%, 06/04/09	9,910
59,224	Series M017, Class A, Rev., VRDO, FHLMC, 0.340%, 06/04/09	59,224
28,435	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VRDO, LIQ: FHLMC, 0.640%, 06/04/09	28,435
16,550	SunAmerica Trust, Various States, Series A, Class A-2, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.640%, 06/04/09	16,550

		132,119

	Pennsylvania — 2.0%
7,500	Delaware Valley Regional Financial Authority, Series 2996, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.370%, 06/04/09 (e)	7,500
15,765	Delaware Valley Regional Financial Authority, Municipal Securities Trust Receipts, Series 15, Class A, Rev., VRDO, LIQ: Societe Generale, 0.280%, 06/04/09	15,765
12,800	Dexia Credit Local Certificates Trust, Series 2008-61, Rev., VRDO, LIQ: Dexia Credit Local, 1.750%, 06/04/09	12,800
1,700	Pennsylvania Economic Development Financing Authority, Fabtech, Inc. Project, Series D, Rev., VRDO, LOC: PNC Bank N.A., 0.590%, 06/04/09	1,700
6,000	Pennsylvania Economic Development Financing Authority, Shipping Port Project, Series A, Rev., VRDO, AMT, LOC: PNC Bank N.A., 0.470%, 06/03/09	6,000
17,620	Wells Fargo Stage Trust, Series 49C, Rev., LIQ: Wells Fargo & Co., 0.370%, 06/04/09	17,620

		61,385

	Puerto Rico — 0.3%
9,500	Eagle Tax-Exempt Trust, EAGLE, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.640%, 06/04/09 (e)	9,500

	South Carolina — 0.2%
5,700	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.620%, 06/03/09	5,700

	South Dakota — 0.6%
17,000	South Dakota Housing Development Authority, Home Ownership Mortgage, Series G, Rev., VRDO, 0.450%, 06/03/09	17,000

	Tennessee — 0.3%
8,000	Jackson Industrial Development Board, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.590%, 06/04/09	8,000

	Texas — 6.1%
5,200	Brazos River Harbor Navigation District, Multi-Mode BASF Corp., Rev., VRDO, 0.950%, 06/03/09	5,200
10,000	Calhoun County Naval IDA, Formosa Plastics Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.450%, 06/03/09	10,000
25,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 0.400%, 06/04/09	25,000
22,815	Matagorda County Navigation District No. 1, Series 2656, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.540%, 06/04/09	22,815
12,470	Puttable Floating Option Tax-Exempt Receipts, Series 4591, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.670%, 06/04/09	12,470
18,000	San Antonio Empowerment Zone Development Corp., Drury Southwest Hotel Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.500%, 06/04/09	18,000
	State of Texas, Veterans Housing Assistance Fund,
12,560	Series A, GO, VRDO, 0.450%, 06/03/09	12,560
500	Series A, GO, VRDO, LIQ: Dexia Credit Local, 1.550%, 06/04/09	500
31,970	Tarrant County Cultural Education Facilities Finance Corp., Series 2834, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.350%, 06/04/09	31,970
15,000	Texas Department of Housing & Community Affairs, Multi-Family Housing, Harris Branch Apartments, Rev., VRDO, LOC: FNMA, 0.600%, 06/04/09	15,000
14,250	Texas Department of Housing & Community Affairs, Multi-Family Housing, Idlewilde Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.450%, 06/04/09	14,250
6,440	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.460%, 06/03/09	6,440
9,855	Wells Fargo Stage Trust, Series 20-C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.380%, 06/02/09 (e)	9,855

		184,060

	Utah — 2.5%
	Utah Housing Corp.,
7,635	Series A, Rev., VRDO, LIQ: Bayerische Landesbank, 1.250%, 06/03/09	7,635
14,330	Series B, Rev., VRDO, LIQ: Bayerische Landesbank, 1.250%, 06/03/09	14,330
27,920	Series C, Class I, Rev., VRDO, LIQ: Bayerische Landesbank, 1.250%, 06/03/09	27,920
13,350	Series F, Rev., VRDO, LIQ: Bayerische Landesbank, 1.250%, 06/03/09	13,350
11,245	Utah Housing Finance Agency, Single Family Mortgage, Series A-2, Rev., VRDO, 1.250%, 06/03/09	11,245

		74,480

	Virginia — 0.9%
14,000	Capital Beltway Funding Corp., Senior Lien, I-495 Hot Lanes, Series B, Rev., VRDO, LOC: Banco Espirito Santo S.A., 0.350%, 06/04/09	14,000
	Virginia Housing Development Authority, MERLOTS,
870	Series C-03, Rev., VRDO, 0.460%, 06/03/09	870
890	Series C-07, Rev., VRDO, 0.460%, 06/03/09	890
12,750	Series C-42, Rev., VRDO, 0.460%, 06/03/09	12,750

		28,510

	Washington — 3.2%
5,000	Vancouver Housing Authority, Pooled Housing, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 06/04/09	5,000
7,200	Washington Economic Development Finance Authority, Specialty Chemical Products, Rev., VRDO, LOC: Bank of America N.A., 0.600%, 06/04/09	7,200
20,000	Washington Economic Development Finance Authority, Waste Management Inc. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.600%, 06/04/09	20,000
9,985	Washington State Housing Finance Commission, Barkley Ridge Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.470%, 06/03/09	9,985
14,000	Washington State Housing Finance Commission, Vintage Spokane Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.450%, 06/04/09	14,000
	Wells Fargo Stage Trust,
18,995	Series 48C, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.550%, 06/04/09 (e)	18,995
20,545	Series 35-C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.400%, 06/04/09 (e)	20,545

		95,725

	West Virginia — 0.2%
6,765	Marshall County IDR, Warren Distribution, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.600%, 06/04/09	6,765

	Wisconsin — 2.2%
	Wells Fargo Stage Trust,
11,775	Series 43C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.550%, 06/04/09 (e)	11,775
16,795	Series 2009-2C, Rev., VRDO, 0.490%, 06/04/09 (e)	16,795
	Wisconsin Housing & EDA,
5,640	Series 2995, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.420%, 06/04/09 (e)	5,640
5,690	Series C, Rev., VRDO, 0.500%, 06/03/09	5,690
25,900	Series C, Rev., VRDO, 0.440%, 06/03/09	25,900

		65,800

	Total Weekly Demand Notes (Cost $1,794,210)	1,794,210

	Total Investments — 100.4%
	(Cost $3,006,560)*	3,006,560
	Liabilities in Excess of Other Assets — (0.4)%	(11,160)

	NET ASSETS — 100.0%	$2,995,400

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
ARS	—	Auction Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.
BAN	—	Bond Anticipation Note
COLL	—	Collateral
COP	—	Certificate of Participation
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2009.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

(w)	When-issued security.

*	The cost of securities is substantially the same for federal income tax purposes.

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ —	$ —
Level 2 – Other significant observable inputs	3,006,560	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 3,006,560	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 93.4%
	Municipal Bonds — 93.4%
	California — 0.9%
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE,
	Zero Coupon, 08/01/17	865
1,500	State of California, GO, 5.000%, 03/01/16	1,523

		2,388

	Colorado — 1.7%
2,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero
	Coupon, 09/01/14 (p)	2,044
2,810	El Paso County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero
	Coupon, 05/01/15 (p)	2,361

		4,405

	Florida — 0.4%
1,000	Miami-Dade County, Aviation, Series B, Rev., AMT, FSA-CR, XLCA, 5.000%,10/01/15	991

	Hawaii — 0.6%
1,500	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/16	1,479

	Illinois — 2.1%
2,000	Chicago Park District, Alternative Revenue Source, Series D, GO, NATL-RE, FGIC, 5.000%, 01/01/16	2,113
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.000%, 11/01/16	1,589
1,500	University of Illinois, Academic Facilities Projects, Series A, COP, AMBAC, 5.000%,03/15/16	1,652

		5,354

	Kansas — 0.8%
1,000	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	863
1,390	Saline County, Single Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	1,143

		2,006

	Louisiana — 0.5%
1,685	Jefferson Parish Home Mortgage Authority, Single Family Mortgage, Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,265

	Missouri — 0.4%
1,000	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series AA, Rev., NATL-RE, 6.400%, 06/01/10 (p)	1,059

	New York — 0.6%
1,500	New York City, Series E, GO, FSA, 5.000%, 11/01/14	1,602

	Ohio — 83.4%
1,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus, Series A, Rev., AGC, 5.000%, 02/15/19	1,022
1,000	Avon Lake City School District, GO, FGIC, 5.500%, 12/01/09 (p)	1,046
2,500	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	2,375
1,000	Cincinnati City School District, Classroom Construction & Improvement, GO, NATL- RE, FGIC, 5.250%, 12/01/20	1,138
1,000	City of Akron, Community Learning Centers, Series A, Rev., NATL-RE, FGIC, 5.250%,12/01/13	1,068
	City of Akron, Sanitation Sewer System,
1,030	Rev., NATL-RE, FGIC, 5.375%, 12/01/13	1,075
1,070	Rev., NATL-RE, FGIC, 5.500%, 12/01/12	1,118
	City of Avon,
1,000	Series B, GO, 5.000%, 12/01/18	1,078
1,000	Series B, GO, 5.000%, 12/01/18	1,072
	City of Cincinnati, Various Purpose,
1,215	Series A, GO, 5.000%, 12/01/15	1,324
1,500	Series C, GO, 5.000%, 06/01/17	1,703
	City of Cincinnati, Water Systems,
1,500	Series A, Rev., 5.000%, 12/01/16	1,692
1,000	Sub Series B, Rev., VAR, NATL-RE, 5.000%, 06/01/17	1,092
	City of Cleveland,
1,015	GO, AMBAC, 5.250%, 12/01/14 (p)	1,188
1,000	GO, FGIC, 5.600%, 12/01/10 (p)	1,082
1,000	GO, NATL-RE, 5.750%, 08/01/11	1,079
1,500	Series T, Rev., 5.000%, 01/01/19	1,645
	City of Cleveland, Airport System,
2,000	Series A, Rev., FSA-CR, AMBAC, 5.250%, 01/01/20	2,175
1,500	Series C, Rev., VAR, FSA, 5.000%, 01/01/17	1,577
	City of Cleveland, Capital Appreciation, Public Power Systems, First Mortgage,
935	Series A, Rev., NATL-RE, Zero Coupon, 11/15/09 (p)	931
320	Series A, Rev., NATL-RE, Zero Coupon, 11/15/11 (p)	308
	City of Cleveland, Capital Appreciation, Public Power Systems, First Mortgage,
	Unrefunded Balance,
1,065	Series A, Rev., NATL-RE, Zero Coupon, 11/15/09	1,058
2,680	Series A, Rev., NATL-RE, Zero Coupon, 11/15/11	2,527
5,250	City of Cleveland, Cleveland Stadium Project, COP, AMBAC, Zero Coupon, 11/15/11	4,951
	City of Cleveland, Parking Facilities,
1,000	Rev., FSA, 5.000%, 09/15/14	1,078
1,370	Rev., FSA, 5.250%, 09/15/21	1,540
	City of Cleveland, Public Power Systems,
1,220	Rev., AMBAC, 5.500%, 11/15/11	1,314
1,280	Series A, Rev., NATL-RE, FGIC, 5.000%, 11/15/15	1,410
1,000	Series A-1, Rev., NATL-RE, FGIC, 5.000%, 11/15/16	1,051
2,200	City of Cleveland, Various Purpose, Series A, GO, AGC, 5.000%, 06/01/17	2,365
1,220	City of Cleveland, Waterworks, Series O, Rev., NATL-RE, 5.000%, 01/01/17	1,342
2,200	City of Cleveland, Waterworks, First Mortgage, Series G, Rev., NATL-RE, 5.500%,01/01/13	2,267
	City of Columbus School District, School Facilities Construction & Improvement,
1,000	GO, 5.000%, 06/01/19	1,073
2,000	GO, FSA, 5.250%, 12/01/14 (p)	2,333
500	City of Columbus, Clintonville II Street Light Assessment, GO, 4.400%, 09/01/15	516
1,495	City of Newark, Capital Appreciation, GO, NATL-RE, FGIC, Zero Coupon, 12/01/11	1,408
	City of Reading, St. Mary’s Educational Institute,
1,160	Rev., RADIAN, 5.650%, 02/01/10	1,168
1,000	Rev., RADIAN, 5.700%, 02/01/10	1,007
70	City of Strongsville, Unrefunded Balance, GO, 6.700%, 07/06/09	70
	City of Strongsville, Various Purpose,
1,000	GO, 5.000%, 12/01/18	1,072
1,000	GO, 5.000%, 12/01/18	1,066
1,000	City of Toledo, Sewer System, Rev., NATL-RE, 5.250%, 11/15/09	1,033
2,975	Clermont County, Sewer District, Rev., AMBAC, 5.250%, 08/01/13	3,257
705	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/09	607
900	Cleveland-Cuyahoga County Port Authority, Cleveland Bottle Supply, Series B, Rev., LOC: Fifth Third Bank, 6.500%, 11/15/11	803
2,000	Columbus Regional Airport Authority, Rev., NATL-RE, 5.000%, 01/01/17	2,115
	Cuyahoga County,
2,500	Series A, Rev., 5.500%, 01/01/13	2,743
1,400	Series A, Rev., 6.000%, 07/01/13	1,537
1,000	Series A, Rev., 6.000%, 07/01/13	1,067
1,500	Cuyahoga County, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/13	1,360
1,000	Cuyahoga County, Economic Development, University School Project, Series B, Rev., VAR, LOC: Keybank N.A., 5.300%, 12/01/09	1,022
1,000	Cuyahoga County, Metrohealth System, Series A, Rev., NATL-RE, 5.125%, 07/06/09	1,000
1,045	Cuyahoga County, Multi-Family Housing, Allerton Apartments, Series A, Rev., FHA, GNMA, 4.900%, 08/20/17	1,100
540	Cuyahoga County, Multi-Family Housing, Clifton Plaza, Rev., GNMA COLL, 4.150%,06/20/15	554
1,000	Cuyahoga County, W.O. Walker Center, Inc., Series I, Rev., AMBAC, 5.250%, 07/06/09	1,002
1,205	Delaware County, Sanitation Sewer Systems, Rev., FSA, 4.500%, 06/01/17	1,281
1,000	Dublin City School District, Capital Appreciation Bonds, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	808
	Dublin City School District, School Facilities, Construction & Improvement,
1,000	GO, 5.000%, 12/01/18	1,084
1,000	GO, NATL-RE, 5.000%, 06/01/16	1,117
1,000	GO, NATL-RE, 5.000%, 12/01/17	1,139
1,250	Franklin County, American Chemical Society Project, Rev., 5.500%, 10/01/09	1,274
1,260	Franklin County, Children’s Hospital Improvement Project, Rev., AMBAC, 5.500%,05/01/11 (p)	1,377
1,000	Franklin County, Convention Facilities Authority, Tax and Lease, Rev., 5.000%, 12/01/17	1,088
1,000	Franklin County, Economic Development, Capitol South Community Urban, Rev., 5.700%, 06/01/10 (i)	999
1,000	Franklin County, Health Care Facilities, Ohio Presbyterian Services, Rev., 5.500%,07/06/09	848
2,000	Franklin County, Online Computer Library Center, Series A, Rev., 5.000%, 07/06/09	2,009
1,000	Hamilton County, Sales Tax, Series A, Rev., AMBAC, 5.000%, 12/01/16	1,044
	Lake County, Building Improvement,
1,010	GO, NATL-RE, 5.000%, 06/01/15	1,076
1,060	GO, NATL-RE, 5.000%, 06/01/15	1,122
1,400	Lake Local School District/Stark County, School Improvement, GO, FSA, 5.000%,06/01/15	1,514
2,450	Lakewood City School District, Capital Appreciation, GO, FSA, Zero Coupon, 12/01/17	1,820
2,500	Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/24	2,791
1,120	Lebanon City School District, School Construction, GO, FSA, 5.000%, 06/01/15	1,181
1,930	London City School District, School Facilities, Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/11	2,084
	Lorain County Hospital, Catholic Healthcare Partners,
2,000	Series B, Rev., NATL-RE, 5.625%, 07/06/09	2,015
	Lucas County Hospital, Promedica Healthcare Obligation Group,
1,000	Rev., AMBAC, 5.625%, 11/15/09	1,017
1,000	Rev., AMBAC, 5.625%, 11/15/09	1,015
2,005	Lucas County, Multi-Family Housing, Neighborhood Properties, Inc. Project, Rev., LOC: Keybank N.A., 5.200%, 07/06/09	2,041
2,700	Mahoning Valley Sanitation District, Rev., FSA, 5.125%, 07/06/09	2,734
1,430	Marysville Exempt Village School District, GO, FSA, 5.000%, 12/01/15	1,508
1,710	Middleburg Heights, Southwest General Health Center, Rev., FSA, 5.700%, 07/06/09	1,749
1,000	Minster Local School District, School Facilities & Construction, GO, FSA, 5.500%,12/01/10 (p)	1,081
1,575	Montgomery County, Grandview Hospital & Medical Center, Rev., 5.650%, 07/06/09 (p)	1,615
695	Montgomery County, Multi-Family Housing, Chevy Chase Apartments, Rev., FHLMC, 4.600%, 11/01/13	726
305	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.900%, 06/29/09	306
	Ohio Housing Finance Agency,
880	Series A, Rev., FSA, 4.500%, 04/01/12	946
1,000	Series A, Rev., FSA, 5.000%, 04/01/17	1,072
500	Series A, Rev., FSA, 5.000%, 04/01/17	517
	Ohio Housing Finance Agency, Mortgage-Backed Securities Program,
990	Series A, Rev., AMT, GNMA/FNMA, 5.150%, 09/01/17	1,029
1,495	Series F, Rev., GNMA/FNMA/FHLMC, 4.250%, 09/01/16	1,566
1,390	Ohio Housing Finance Agency, Multi-Family Housing, Hillwood II Project, Rev., AMT, GNMA COLL, 4.850%, 05/20/16	1,386
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
850	Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	846
10	Series D, Rev., 4.200%, 09/01/10	10
1,995	Series J, Rev., GNMA/FNMA/FHLMC, 5.900%, 03/01/18	2,153
2,685	Ohio Housing Finance Agency, Single Family Mortgage, Rev., FGIC, FHA/VA/PRIV MTGS, Zero Coupon, 07/15/13 (p)	2,106
850	Ohio Housing Finance Agency, Warren Heights, Series C, Rev., AMT, GNMA COLL, FHA, 4.500%, 11/20/17	795
1,745	Ohio State Building Authority, Adult Correctional Facilities, Series A, Rev., 5.000%,04/01/19	1,903
	Ohio State Building Authority, State Facilities, Administrative Building Fund,
1,835	Series A, Rev., 5.000%, 10/01/24	1,968
4,000	Series A, Rev., FSA, 5.000%, 10/01/20	4,506
1,000	Ohio State Building Authority, State Facilities, Adult Correction Building, Series A, Rev., FSA, 5.500%, 10/01/11	1,084
1,800	Ohio State Department of Administrative Services, State Taxation Accounting & Revenue, COP, 5.000%, 09/01/18	1,988
	Ohio State Turnpike Commission,
1,500	Rev., 5.500%, 02/15/11 (p)	1,591
5,155	Series A, Rev., NATL-RE, FGIC, 5.500%, 02/15/14	5,844
1,000	Ohio State University, Series B, Rev., 5.250%, 06/01/13	1,092
2,000	Ohio State Water Development Authority, Capital Appreciation, Water Quality Fund, Series B, Rev., Zero Coupon, 06/01/17	1,526
2,000	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 06/01/18	2,195
2,510	Ohio State Water Development Authority, Fresh Water, Rev., AMBAC, 5.800%,07/06/09 (p)	2,515
315	Ohio State Water Development Authority, Pure Water, Series I, Rev., AMBAC, 7.000%,06/18/09 (p)	319
1,250	Ohio State Water Development Authority, State Match, Rev., 5.000%, 06/01/14	1,380
	Olentangy Local School District,
500	GO, BIG, 7.750%, 12/01/11	578
2,000	GO, FSA, 5.000%, 06/01/16	2,170
1,405	Olentangy Local School District, School Facilities, Construction & Improvement, GO, 5.000%, 06/01/18	1,543
1,000	Plain Local School District, GO, NATL-RE, FGIC, 5.800%, 06/01/11	1,075
2,500	Richland County, Hospital Facilities, Medcentral Health Systems, Rev., 5.125%, 11/15/16	2,405
2,550	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.000%,12/01/15	2,826
285	Shaker Heights City School District, Series A, GO, 7.100%, 12/15/10	300
1,260	Southwest Licking Local School District, GO, NATL-RE, FGIC, 5.750%, 12/01/14	1,427
1,710	Springfield City School District, Clark County, Capital Appreciation, GO, AMBAC, Zero Coupon, 12/01/12	1,554
	State of Ohio,
1,750	Series A, GO, 5.375%, 03/01/18	1,954
1,000	Series A, Rev., 5.000%, 04/01/18	1,083
1,500	Series A, Rev., 5.000%, 04/01/18	1,654
1,000	Series A, Rev., 5.000%, 04/01/18	1,091
1,235	Series II-A, Rev., 5.000%, 12/01/20	1,340
	State of Ohio, Common Schools,
1,205	Series A, GO, 5.250%, 09/15/12	1,345
1,250	Series B, GO, 5.000%, 03/15/14	1,348
2,720	State of Ohio, Conservation Projects, Series A, GO, 5.000%, 09/01/16	3,125
1,000	State of Ohio, Higher Educational Facility, Baldwin-Wallace College Project, Rev., 5.500%, 06/01/14	1,026
1,150	State of Ohio, Higher Educational Facility, Case Western Reserve University Project, Rev., NATL-RE, 5.250%, 12/01/19	1,343
2,000	State of Ohio, Higher Educational Facility, Cleveland Clinic Health, Series A, Rev., 5.000%, 01/01/18	2,042
1,500	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/17	1,670
2,185	State of Ohio, Higher Educational Facility, Otterbein College Project, Series A, Rev., 5.500%, 12/01/18	2,294
1,000	State of Ohio, Higher Educational Facility, University of Dayton 2001, Rev., AMBAC, 5.375%, 06/01/11	1,074
	State of Ohio, Infrastructure Improvements,
1,955	GO, 5.750%, 02/01/10 (p)	2,024
1,500	Series D, GO, 5.000%, 03/01/14	1,606
1,250	State of Ohio, Major Infrastructure Project, Series 2007-1, Rev., FSA, 5.000%, 06/15/17	1,418
2,785	Summit County Port Authority, Callis Tower Apartments, Rev., GNMA COLL, FHA, 4.500%, 09/20/17	2,896
885	Summit County Port Authority, Twinsburg Project, Series D, Rev., 5.125%, 05/15/15	636
1,380	Sylvania City School District, School Improvement, GO, AGC, 5.000%, 06/01/17	1,466
275	Toledo-Lucas County Port Authority, Development, Northwest Ohio Bond Fund, Series E, Rev., 6.100%, 11/15/10	268
	Toledo-Lucas County Port Authority, Northwest Ohio Bond Fund,
800	Series A, Rev., 5.100%, 07/06/09	745
205	Series B, Rev., LOC: Fifth Third Bank, 6.125%, 11/15/09	206
1,190	Trumbull County, Multi-Family Housing, Royal Mall Apartments, Rev., FHA/GNMA, 4.800%, 05/20/17	1,248
1,500	University of Akron, Series A, Rev., FSA, 5.000%, 01/01/18	1,655
	University of Cincinnati,
1,960	Series A, Rev., NATL-RE, 5.000%, 06/01/17	2,041
1,500	Series G, Rev., NATL-RE, 5.000%, 12/01/17	1,607
1,000	West Geauga Local School District, School Improvement, GO, AMBAC, 5.000%,11/01/10	1,052
1,905	Westlake City School District, Capital Appreciation, School Improvement, Series A, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,513

		215,052

	Texas — 1.8%
1,000	Northside Independent School District, Series D, GO, PSF-GTD, 5.000%, 06/15/16	1,127
2,500	Southeast Texas Housing Finance Corp., Rev., NATL-RE, Zero Coupon, 09/01/17 (p)	1,878
1,500	State of Texas, Transition Community, Mobility Fund, GO, 5.000%, 04/01/16	1,662

		4,667

	Washington — 0.2%
435	State of Washington, Series A & AT-6, GO, 6.250%, 02/01/11	455

	Total Long-Term Investments (Cost $231,217)	240,723

SHARES

	Short-Term Investment — 4.3%
	Investment Company — 4.3%
11,113	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.290% (b) (l) (m) (Cost $11,113)	11,113

	Total Investments — 97.7%
	(Cost $242,330)	251,836
	Other Assets in Excess of Liabilities — 2.3%	5,809

	NET ASSETS — 100.0%	$257,645

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BIG	—	Bond Investment Guarantee
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
LOC	—	Letter of Credit
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
PSF	—	Permanent School Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,780
Aggregate gross unrealized depreciation	(1,274)

Net unrealized appreciation/depreciation	$9,506

Federal income tax cost of investments	$242,330

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 11,113	$ –
Level 2 – Other significant observable inputs	240,723	–
Level 3 – Significant unobservable inputs	–	–
Total	$ 251,836	$ –

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL
AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Daily Demand Notes — 3.0%
	Ohio — 3.0%
400	Allen County, Catholic Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/01/09	400
500	Ohio Air Quality Development Authority, PCR, First Energy, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/01/09	500
1,300	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.280%, 06/01/09	1,300
100	State of Ohio, Solid Waste, BP Chemical, Inc. Project, Rev., VRDO, 0.200%, 06/01/09	100
100	State of Ohio, Solid Waste, BP Exploration & Oil Project, Rev., VRDO, 0.200%, 06/01/09	100
400	State of Ohio, Solid Waste, BP Products North America, Rev., VRDO, 0.200%, 06/01/09	400

	Total Daily Demand Notes (Cost $2,800)	2,800

	Municipal Bonds — 12.4%
	Ohio — 12.4%
3,000	Cuyahoga Community College District, Series B, TAN, 2.500%, 07/01/09	3,003
1,000	Fremont City School District, School Construction, GO, 2.750%, 09/23/09	1,002
1,500	Genoa Area Local School District, School Facilities, Construction and Improvements, GO, 3.125%, 09/22/09	1,504
1,520	North Baltimore Local School District, School Improvement, BAN, 3.000%, 12/10/09	1,526
2,100	State of Ohio, Cultural & Sports Capital Facilities, Series B, Rev., 3.500%, 10/01/09	2,115
2,500	Western Reserve Local School District, GO, BAN, 3.000%, 09/30/09	2,506

	Total Municipal Bonds (Cost $11,656)	11,656

	Weekly Demand Notes — 81.6%
	Ohio — 80.0%
5,000	Austin Trust Various States, Series 2008-3310, Rev., VRDO, FSA, LIQ: Bank of America N.A., 0.640%, 06/04/09	5,000
2,800	City of Sharonville, Edgcomb Metals Co. Project, IDR, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 06/04/09	2,800
2,940	Cleveland Ohio Airport System, Series C, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 0.400%, 06/04/09	2,940
700	Columbus Regional Airport Authority, Capital Funding, OASBO Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.350%, 06/04/09	700
675	Columbus Regional Airport Authority, OASBO Expanded Asset, Rev., VRDO, LOC: U.S. Bank N.A., 0.350%, 06/04/09	675
1,155	Columbus Regional Airport Authority, Pooled Financing Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.350%, 06/04/09	1,155
	Deutsche Bank Spears/Lifers Trust Various States,
415	Series 289, GO, VRDO, FSA, LIQ: Deutsche Bank AG, 0.360%, 06/05/09	415
120	Series 570, Rev., VRDO, FSA, LIQ: Deutsche Bank AG, 0.390%, 06/04/09	120
500	Franklin County, Holy Cross Health Systems, Rev., VRDO, 0.180%, 06/04/09	500
5,550	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.450%, 06/04/09	5,550
	Franklin County, U.S. Health Corp.,
1,185	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.220%, 06/04/09	1,185
1,335	Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.220%, 06/04/09	1,335
3,970	Lancaster Port Authority, Ohio Gas, Rev., VRDO, 0.300%, 06/04/09	3,970
2,525	Mahoning County, Youngstown State University Project, Rev., VRDO, LOC: National City Bank, 0.390%, 06/04/09	2,525
4,600	Middletown Hospital Facilities, Series MT-239, Rev., VRDO, LIQ: Merrill Lynch Capital Services, LOC: Lloyds TSB Bank plc, 0.400%, 06/05/09	4,600
2,600	Montgomery County, Catholic Health, Series B, Rev., VRDO, 0.300%, 06/03/09	2,600
2,815	Montgomery County, Multi-Family Housing, Cambridge Commons Apartments, Series A, Rev., VRDO, LOC: Federal Home Loan Bank, 0.430%, 06/04/09	2,815
455	Montgomery County, Multi-Family Housing, Pedcor Investments, Lyons Gate, Series B, Rev., VRDO, LOC: Federal Home Loan Bank, 0.900%, 06/04/09	455
3,800	Ohio Air Quality Development Authority, First Energy, Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.380%, 06/03/09	3,800
165	Ohio Housing Finance Agency, MERLOTS, Series A10, Rev., VRDO, GNMA/FNMA, LIQ: Bank of New York, 0.460%, 06/03/09	165
	Ohio Housing Finance Agency, Residential Mortgage Backed,
635	Series B-1, Rev., VRDO, 0.300%, 06/05/09	635
755	Series B2, Rev., VRDO, AMT, LIQ: KBC Bank N.V., 0.350%, 06/03/09	755
1,400	Series C, Rev., VRDO, AMT, GNMA COLL, 0.380%, 06/03/09	1,400
2,090	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.300%, 06/05/09	2,090
1,000	Series H, Rev., VRDO, AMT, GNMA/FNMA, 0.330%, 06/03/09	1,000
500	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.380%, 06/03/09	500
	Ohio State Water Development Authority,
100	Series 1118, Rev., VRDO, LIQ Rabobank Nederland, 0.300%,:06/04/09 (e)	100
2,500	Series DCL 046, Rev., VRDO, LIQ: Dexia Credit Local, 2.000%, 06/04/09	2,500
1,650	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.500%, 06/03/09	1,650
	Ohio State Water Development Authority, Pollution Control, First Energy Project,
3,040	Series A, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.290%, 06/04/09	3,040
2,000	Series B, Rev., VRDO, LOC: Barclays Bank plc, 0.300%, 06/03/09	2,000
3,850	Paulding County, Solid Waste, Lafarge Corp. Project, Rev., VRDO, LOC: Bayerische Landesbank, 0.450%, 06/03/09	3,850
1,000	Puttable Floating Option Tax-Exempt Receipts, Series MT-513, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 1.020%, 06/05/09	1,000
2,700	State of Ohio, Higher Educational Facility Commission, Case Western Reserve University, Series A, Rev., VRDO, 0.750%, 06/03/09	2,700
1,635	Summit County, VMS Development Project, IDR, Rev., VRDO, LOC: National City Bank, 1.390%, 06/04/09	1,635
4,000	Toledo-Lucas County Port Authority, Burlington Air Express, Inc., Rev., VRDO, LOC: Royal Bank of Scotland, 0.700%, 06/04/09	4,000
2	Warren County Health Care Facilities Revenue, Improvement, Otterbein Homes, Series B, Rev., VRDO, LOC: Fifth Third Bank, 1.500%, 06/04/09	2
2,808	Wood County, Reclamation Technologies, IDR, Rev., VRDO, LOC: National City Bank, 1.390%, 06/04/09	2,808

		74,970

	Puerto Rico — 1.6%
1,500	Eagle Tax-Exempt Trust, Series 2009-0017, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.640%, 06/04/09 (e)	1,500

	Total Weekly Demand Notes (Cost $76,470)	76,470

	Total Investments — 97.0% (Cost $90,926)*	90,926
	Other Assets in Excess of Liabilities— 3.0%	2,764

	NET ASSETS — 100.0%	$93,690

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
COLL	—	Collateral
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
PCR	—	Pollution Control Revenue
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2009.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

*	The cost of securities is substantially the same for federal income tax purposes.

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ —	$ —
Level 2 – Other significant observable inputs	90,926	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 90,926	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 93.9%
		Asset-Backed Securities — 9.5%
1,220		American Express Credit Account Master Trust, Series 2008-1, Class A,
		VAR, 0.794%, 08/15/13	1,196
		AmeriCredit Automobile Receivables Trust,
3,365		Series 2005-DA, Class A4, 5.020%, 11/06/12	3,363
510		Series 2006-BG, Class A3, 5.210%, 10/06/11	509
1,383		Series 2006-BG, Class A4, 5.210%, 09/06/13	1,277
1,000		Series 2008-AF, Class A3, 5.680%, 12/12/12	963
506		Americredit Prime Automobile Receivable, Series 2007-1, Class A3, 5.270%, 11/08/11	511
158		Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.434%, 08/25/32 (i)	84
		Banc of America Securities Auto Trust,
497		Series 2006-G1, Class A3, 5.180%, 06/18/10	499
3,995		Series 2006-G1, Class A4, 5.170%, 12/20/10	4,040
		Bear Stearns Asset Backed Securities Trust,
1,080		Series 2003-SD2, Class 2A, VAR, 4.903%, 06/25/43 (i)	828
1,277		Series 2006-SD1, Class A, VAR, 0.679%, 04/25/36 (i)	784
		Capital Auto Receivables Asset Trust,
376		Series 2006-1, Class A4, 5.040%, 05/17/10	378
2,748		Series 2006-2, Class A3A, 4.980%, 05/15/11	2,795
2,192		Series 2007-1, Class A3A, 5.000%, 04/15/11	2,223
2,320		Series 2007-1, Class A4A, 5.010%, 04/16/12	2,346
750		Series 2007-4A, Class A3A, 5.000%, 12/15/11	766
102		Series 2007-SN1, Class A3B, VAR, 0.404%, 07/15/10	100
2,160		Series 2008-1, Class A3A, 3.860%, 08/15/12	2,181
		Capital One Auto Finance Trust,
1,761		Series 2005-C, Class A4A, 4.710%, 06/15/12	1,762
707		Series 2007-B, Class A3A, 5.030%, 04/15/12	709
1,603		Series 2007-C, Class A3A, 5.130%, 04/16/12	1,587
		Capital One Multi-Asset Execution Trust,
480		Series 2003-B5, Class B5, 4.790%, 08/15/13	471
2,150		Series 2006-A2, Class A, 4.850%, 11/15/13	2,234
265		Series 2006-A6, Class A6, 5.300%, 02/18/14	278
2,000		Series 2006-A13, Class A13, VAR, 0.324%, 08/15/12	1,994
860		Series 2007-A9, Class A9, 4.950%, 08/15/12	871
265		Series 2007-B3, Class B3, 5.050%, 03/15/13	263
125		Series 2007-B5, Class B5, 5.400%, 05/15/13	124
4,387		Capital One Prime Auto Receivables Trust, Series 2006-2, Class A4, 4.940%, 07/15/12	4,439
		Carmax Auto Owner Trust,
1,350		Series 2006-1, Class A4, 5.410%, 06/15/11	1,383
1,486		Series 2006-2, Class A3, 5.150%, 02/15/11	1,501
2,157		Series 2006-2, Class A4, 5.140%, 11/15/11	2,209
3,299		Series 2007-1, Class A3, 5.240%, 07/15/11	3,353
1,850		Series 2007-1, Class A4, 5.240%, 06/15/12	1,900
3,389		Series 2007-2, Class A3, 5.230%, 12/15/11	3,468
1,350		Series 2007-2, Class A4, 5.270%, 11/15/12	1,376
3,066		Series 2007-3, Class A3A, 5.190%, 12/15/11	3,132
717		Series 2008-1, Class A2, VAR, 1.044%, 04/15/11	717
700		Series 2008-1, Class A4A, 4.790%, 02/15/13	697
		Caterpillar Financial Asset Trust,
1,016		Series 2008-A, Class A2A, 4.090%, 12/27/10	1,024
1,010		Series 2008-A, Class A3, 4.940%, 04/25/14	1,010
18		CIT Equipment Collateral, Series 2006-VT2, Class A3, 5.070%, 02/20/10	18
		Citibank Credit Card Issuance Trust,
285		Series 2007-A5, Class A5, 5.500%, 06/22/12	295
270		Series 2007-B2, Class B2, 5.000%, 04/02/12	271
700		Series 2007-B6, Class B6, 5.000%, 11/08/12	677
2,500		Series 2008-A5, Class A5, 4.850%, 04/22/15	2,579
		CNH Equipment Trust,
2		Series 2007-A, Class A3, 4.990%, 10/15/10	2
1,160		Series 2007-B, Class A3A, 5.400%, 10/17/11	1,178
1,145		Series 2008-B, Class A3A, 4.780%, 07/16/12	1,161
1,095		Series 2009-A, Class A3, 5.280%, 11/15/12	1,139
2,000		Series 2009-B, Class A3, 2.970%, 03/15/13	1,999
670		Community Program Loan Trust, Series 1987-A, Class A4, 4.500%,10/01/18	674
1,581		Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.909%, 10/25/34 (i)	484
2,919		Credit Suisse Mortgage Capital Certificates, Series 2006-CF1, Class A1, VAR, 0.619%, 11/25/35 (i)	1,328
128		CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32 (i)	87
		Daimler Chrysler Auto Trust,
3,869		Series 2006-A, Class A4, 5.010%, 01/08/11	3,895
3,400		Series 2006-D, Class A4, 4.940%, 02/08/12	3,472
1,030		Series 2007-A, Class A3A, 5.000%, 02/08/12	1,043
4,592		Series 2008-A, Class A4, 4.480%, 08/08/14	3,780
1,255		Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	1,280
		Ford Credit Auto Owner Trust,
1,111		Series 2006-B, Class A4, 5.250%, 09/15/11	1,142
2,400		Series 2006-C, Class A4A, 5.150%, 02/15/12	2,462
5,649		Series 2007-A, Class A3A, 5.400%, 08/15/11	5,786
8,145		Series 2007-B, Class A3A, 5.150%, 11/15/11	8,363
3,402		Series 2007-B, Class A4A, 5.240%, 07/15/12	3,516
3,180		Series 2008-A, Class A3A, 3.960%, 04/15/12	3,203
250		Series 2008-B, Class A3A, 4.280%, 05/15/12	253
		Franklin Auto Trust,
62		Series 2006-1, Class A3, 5.040%, 01/20/11	62
2,000		Series 2006-1, Class A4, 5.030%, 07/21/14	2,007
1,218		Series 2007-1, Class A3, 4.950%, 01/17/12	1,237
		GE Capital Credit Card Master Note Trust,
9,090		Series 2005-3, Class A, 4.130%, 06/15/13	9,205
3,465		Series 2006-1, Class A, 5.080%, 09/15/12	3,491
115		Series 2007-1, Class B, 4.950%, 03/15/13	111
1,525		Series 2007-3, Class A2, 5.400%, 06/15/13	1,561
120		Series 2007-3, Class B, 5.490%, 06/15/13	114
		GS Auto Loan Trust,
941		Series 2006-1, Class A3, 5.370%, 12/15/10	952
5,269		Series 2006-1, Class A4, 5.380%, 01/15/14	5,402
4,763		Series 2007-1, Class A3, 5.390%, 12/15/11	4,886
		Harley-Davidson Motorcycle Trust,
681		Series 2005-3, Class A2, 4.410%, 06/15/12	675
299		Series 2006-3, Class A3, 5.240%, 01/15/12	301
1,445		Series 2006-3, Class A4, 5.220%, 06/15/13	1,460
3,485		Series 2007-1, Class A4, 5.210%, 06/17/13	3,537
5,079		Series 2007-2, Class A3, 5.100%, 05/15/12	5,142
875		Series 2007-2, Class A4, 5.120%, 08/15/13	886
2,000		Series 2007-3, Class A4, 5.520%, 11/15/13	1,978
		Honda Auto Receivables Owner Trust,
3,085		Series 2006-2, Class A4, 5.280%, 01/23/12	3,161
327		Series 2006-3, Class A3, 5.120%, 10/15/10	330
1,265		Series 2006-3, Class A4, 5.110%, 04/15/12	1,308
954		Series 2007-1, Class A3, 5.100%, 03/18/11	969
5,670		Series 2007-1, Class A4, 5.090%, 07/18/13	5,894
1,750		Series 2007-2, Class A4, 5.570%, 11/21/13	1,839
850		Series 2008-1, Class A3, 4.470%, 01/18/12	877
3,145		Series 2009-2, Class A3, 2.790%, 01/15/13	3,165
		Household Automotive Trust,
3,117		Series 2005-2, Class A4, 4.550%, 07/17/12	3,139
1,635		Series 2005-3, Class A4, 4.940%, 11/19/12	1,675
1,864		Series 2006-1, Class A3, 5.430%, 06/17/11	1,896
445		Series 2006-1, Class A4, 5.520%, 03/18/13	461
1,590		Series 2006-3, Class A4, 5.340%, 09/17/13	1,649
2,843		Series 2007-1, Class A3, 5.300%, 11/17/11	2,881
1,865		Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.100%, 06/15/12	1,874
		Hyundai Auto Receivables Trust,
555		Series 2005-A, Class A4, 4.180%, 02/15/12	557
213		Series 2006-B, Class A3, 5.110%, 04/15/11	216
1,250		Series 2006-B, Class A4, 5.150%, 05/15/13	1,295
5,581		Series 2007-A, Class A3A, 5.040%, 01/17/12	5,688
373		Series 2007-A, Class A3B, VAR, 0.744%, 01/17/12	370
937		Series 2008-A, Class A2, 4.160%, 05/16/11	946
5,575		Series 2008-A, Class A3, 4.930%, 12/17/12	5,784
		John Deere Owner Trust,
560		Series 2006-A, Class A4, 5.390%, 06/17/13	569
141		Series 2007-A, Class A3, 5.040%, 07/15/11	143
2,584		Long Beach Auto Receivables Trust, Series 2007-A, Class A3, 4.972%,10/15/11	2,586
		MBNA Credit Card Master Note Trust,
239		Series 2002-C1, Class C1, 6.800%, 07/15/14	225
1,075		Series 2003-C1, Class C1, VAR, 2.044%, 06/15/12	1,035
		MBNA Master Credit Card Trust,
5,808		Series 1999-J, Class B, 7.400%, 02/15/12	5,880
1,630		Series 2000-E, Class A, 7.800%, 10/15/12	1,720
1,622		Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 1.809%, 03/25/33 (i)	710
1,384		MSDWCC Heloc Trust, Series 2007-1, Class A, VAR, 0.409%, 12/25/31(i)	383
		Nissan Auto Receivables Owner Trust,
2,574		Series 2005-C, Class A4, 4.310%, 03/15/11	2,595
9		Series 2007-B, Class A2, 5.130%, 03/15/10	9
4,610		Series 2007-B, Class A3, 5.030%, 05/16/11	4,701
3,625		Series 2007-B, Class A4, 5.160%, 03/17/14	3,793
2,700		Series 2008-A, Class A3, 3.890%, 08/15/11	2,753
7,200		Series 2008-B, Class A3, 4.460%, 04/16/12	7,435
2,835		Series 2009-1, Class A3, 5.000%, 09/15/14	2,959
7,200		Series 2009-A, Class A3, 3.200%, 02/15/13	7,296
67		Residential Asset Securities Corp., Series 2001-KS1, Class AI6, 6.349%,03/25/32 (i)	37
36		Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7, SUB, 8.290%, 02/25/25	29
3,639		Triad Auto Receivables Owner Trust, Series 2007-B, Class A2A, 5.300%,10/12/11	3,626
		USAA Auto Owner Trust,
463		Series 2005-4, Class A4, 4.890%, 08/15/12	470
520		Series 2006-3, Class A4, 5.360%, 06/15/12	535
527		Series 2006-4, Class A3, 5.010%, 06/15/11	534
1,275		Series 2006-4, Class A4, 4.980%, 10/15/12	1,323
2,960		Series 2007-1, Class A3, 5.430%, 10/17/11	3,018
1,243		Series 2007-2, Class A3, 4.900%, 02/15/12	1,267
2,200		Series 2008-2, Class A3, 4.640%, 10/15/12	2,279
695		Series 2008-3, Class A2, 3.580%, 03/15/11	701
7,350		Series 2008-3, Class A3, 4.280%, 10/15/12	7,593
3,520		Volkswagen Auto Loan Enhanced Trust, Series 2008-1, Class A3, 4.500%,07/20/12	3,578
		Wachovia Auto Owner Trust,
673		Series 2005-B, Class A4, 4.840%, 04/20/11	682
7,253		Series 2005-B, Class A5, 4.930%, 11/20/12	7,370
		World Omni Auto Receivables Trust,
2,906		Series 2006-A, Class A4, 5.030%, 10/17/11	2,949
1,700		Series 2006-B, Class A4, 5.120%, 06/15/12	1,736
7,663		Series 2007-B, Class A3A, 5.280%, 01/17/12	7,823
3,000		Series 2007-B, Class A4, 5.390%, 05/15/13	3,079
5,075		Series 2009-A, Class A3, 3.330%, 05/15/13	5,127

		Total Asset-Backed Securities (Cost $301,278)	298,961

		Collateralized Mortgage Obligations — 11.3%
		Agency CMO — 9.7%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
1,987		Series 31, Class Z, 8.000%, 04/25/24	2,130
267		Series 56, Class Z, 7.500%, 09/20/26	285
		Federal Home Loan Mortgage Corp. REMICS,
34		Series 2, Class Z, 9.300%, 03/15/19	37
15		Series 12, Class A, 9.250%, 11/15/19	16
32		Series 16, Class D, 10.000%, 10/15/19	35
43		Series 17, Class I, 9.900%, 10/15/19	47
75		Series 23, Class F, 9.600%, 04/15/20	82
32		Series 26, Class F, 9.500%, 02/15/20	36
7		Series 81, Class A, 8.125%, 11/15/20	7
34		Series 85, Class C, 8.600%, 01/15/21	37
31		Series 99, Class Z, 9.500%, 01/15/21	34
5		Series 159, Class H, 4.500%, 09/15/21	5
7		Series 189, Class D, 6.500%, 10/15/21	8
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
7		Series 1053, Class G, 7.000%, 03/15/21	8
20		Series 1056, Class KZ, 6.500%, 03/15/21	21
10		Series 1074, Class H, 8.500%, 05/15/21	11
32		Series 1082, Class C, 9.000%, 05/15/21	35
13		Series 1087, Class I, 8.500%, 06/15/21	14
37		Series 1125, Class Z, 8.250%, 08/15/21	40
39		Series 1142, Class IA, 7.000%, 10/15/21	41
6		Series 1169, Class G, 7.000%, 11/15/21	6
12		Series 1173, Class E, 6.500%, 11/15/21	13
76		Series 1343, Class LA, 8.000%, 08/15/22	85
20		Series 1424, Class F, VAR, 2.177%, 11/15/22	20
371		Series 1480, Class LZ, 7.500%, 03/15/23	397
972		Series 1560, Class Z, 7.000%, 08/15/23	1,047
99		Series 1641, Class FA, VAR, 1.325%, 12/15/13	99
123		Series 1702, Class TJ, 7.000%, 04/15/13	124
238		Series 1754, Class Z, 8.500%, 09/15/24	259
474		Series 1779, Class Z, 8.500%, 04/15/25	509
12		Series 1807, Class G, 9.000%, 10/15/20	13
–	(h)	Series 1838, Class H, 6.500%, 04/15/11	–	(h)
1,678		Series 1888, Class Z, 7.000%, 08/15/26	1,797
8,151		Series 2065, Class PV, 7.000%, 08/17/27	8,364
2,740		Series 2358, Class PD, 6.000%, 09/15/16	2,915
3,745		Series 2363, Class PF, 6.000%, 09/15/16	3,979
3,027		Series 2382, Class DA, 5.500%, 10/15/30	3,096
1,773		Series 2390, Class CH, 5.500%, 12/15/16	1,875
2,730		Series 2416, Class PR, 6.000%, 12/15/30	2,764
806		Series 2425, Class JH, 6.000%, 03/15/17	863
2,792		Series 2450, Class PE, 6.000%, 07/15/21	2,869
2,932		Series 2453, Class BD, 6.000%, 05/15/17	3,135
1,932		Series 2458, Class OE, 6.000%, 06/15/17	2,068
2,270		Series 2479, Class PE, 6.000%, 05/15/31	2,300
1,433		Series 2496, Class BK, 5.500%, 09/15/17	1,520
1,019		Series 2503, Class TG, 5.500%, 09/15/17	1,081
1,087		Series 2508, Class AQ, 5.500%, 10/15/17	1,153
5,066		Series 2513, Class DB, 5.000%, 10/15/17	5,316
559		Series 2519, Class HB, 5.000%, 10/15/21	571
407		Series 2526, Class CA, 5.000%, 06/15/16	411
1,007		Series 2528, Class VA, 5.500%, 12/15/12	1,041
156		Series 2534, Class HM, 4.500%, 10/15/16	160
771		Series 2575, Class KA, 5.000%, 11/15/17	803
4,084		Series 2578, Class DA, 4.500%, 09/15/16	4,161
802		Series 2579, Class GQ, 4.000%, 01/15/17	817
1,565		Series 2583, Class TD, 4.500%, 12/15/13	1,606
1,500		Series 2587, Class WB, 5.000%, 11/15/16	1,548
485		Series 2617, Class UM, 4.000%, 05/15/15	491
1,938		Series 2617, Class VN, 5.500%, 04/15/14	2,040
3,458		Series 2632, Class NE, 4.000%, 06/15/13	3,531
8,658		Series 2635, Class MS, IF, IO, 7.406%, 02/15/18	841
413		Series 2640, Class VM, 4.500%, 12/15/21	425
5,319		Series 2641, Class KJ, 4.000%, 01/15/18	5,506
1,068		Series 2643, Class ME, 3.500%, 03/15/18	1,090
9,033		Series 2645, Class SP, IF, IO, 6.806%, 07/15/26	323
1,500		Series 2666, Class OC, 5.500%, 01/15/22	1,584
38		Series 2668, Class AD, 4.000%, 01/15/15	39
761		Series 2685, Class MX, 4.000%, 07/15/16	781
423		Series 2686, Class SO, IF, 13.511%, 07/15/26	429
1,000		Series 2718, Class TC, 5.000%, 04/15/27	1,031
780		Series 2755, Class PA, PO, 02/15/29	699
3,875		Series 2763, Class PD, 4.500%, 12/15/17	4,048
549		Series 2763, Class TA, 4.000%, 03/15/11	559
5,232		Series 2765, Class CA, 4.000%, 07/15/17	5,402
3,500		Series 2773, Class OB, 5.000%, 02/15/19	3,701
826		Series 2780, Class YP, 7.500%, 08/15/18	884
569		Series 2782, Class HE, 4.000%, 09/15/17	588
982		Series 2786, Class PC, 4.500%, 10/15/16	1,005
3,613		Series 2812, Class AB, 4.500%, 10/15/18	3,747
767		Series 2825, Class VP, 5.500%, 06/15/15	821
4,000		Series 2836, Class PX, 4.000%, 05/15/18	4,125
435		Series 2851, Class BD, 4.000%, 02/15/20	443
12,131		Series 2859, Class SA, IF, IO, 6.906%, 11/15/18	994
5,221		Series 2875, Class HA, 4.000%, 11/15/18	5,392
3,529		Series 2924, Class DA, 4.500%, 02/15/19	3,659

791		Series 2927, Class YN, 4.500%, 10/15/32	827
940		Series 2955, Class OC, 5.000%, 02/15/24	953
1,898		Series 2956, Class LD, 5.000%, 05/15/18	1,940
1,888		Series 2962, Class WJ, 5.500%, 06/15/24	1,986
3,397		Series 2993, Class MN, 5.000%, 06/15/23	3,536
852		Series 3001, Class YN, 4.500%, 06/15/33	893
1,922		Series 3005, Class PV, IF, 12.187%, 10/15/33	2,045
4,810		Series 3036, Class NB, 5.000%, 01/15/29	5,026
870		Series 3047, Class OB, 5.500%, 12/15/33	924
1,299		Series 3082, Class PE, 5.000%, 12/15/23	1,321
581		Series 3151, Class PA, 6.000%, 03/15/26	591
1,677		Series 3173, Class PH, 6.000%, 09/15/27	1,717
9,707		Series 3192, Class GA, 6.000%, 03/15/27	9,917
6,663		Series 3205, Class PA, 6.000%, 04/15/27	6,805
4,007		Series 3234, Class MA, 4.500%, 03/15/28	4,120
3,281		Series 3242, Class NC, 5.750%, 12/15/28	3,372
4,758		Series 3242, Class PA, 5.750%, 11/15/29	4,918
5,963		Series 3280, Class MA, 5.500%, 05/15/26	6,071
17,671		Series 3305, Class IW, IF, IO, 6.106%, 04/15/37	1,357
1,407		Series 3329, Class JA, 6.000%, 08/15/28	1,454
5,200		Series 3356, Class PA, 6.000%, 11/15/26	5,346
1,672		Series 3363, Class A, 5.000%, 07/15/16	1,730
3,004		Series R008, Class FK, VAR, 0.744%, 07/15/23	2,973
74		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.990%, 09/25/29	74
		Federal National Mortgage Association REMICS,
26		Series 1988-7, Class Z, 9.250%, 04/25/18	28
30		Series 1988-13, Class C, 9.300%, 05/25/18	33
24		Series 1988-15, Class A, 9.000%, 06/25/18	27
25		Series 1988-16, Class B, 9.500%, 06/25/18	29
18		Series 1989-2, Class D, 8.800%, 01/25/19	20
53		Series 1989-27, Class Y, 6.900%, 06/25/19	56
14		Series 1989-54, Class E, 8.400%, 08/25/19	15
14		Series 1989-66, Class J, 7.000%, 09/25/19	15
11		Series 1989-70, Class G, 8.000%, 10/25/19	12
221		Series 1989-72, Class E, 9.350%, 10/25/19	250
29		Series 1989-89, Class H, 9.000%, 11/25/19	32
13		Series 1989-96, Class H, 9.000%, 12/25/19	15
18		Series 1990-7, Class B, 8.500%, 01/25/20	19
14		Series 1990-12, Class G, 4.500%, 02/25/20	15
332		Series 1990-19, Class G, 9.750%, 02/25/20	377
58		Series 1990-58, Class J, 7.000%, 05/25/20	63
58		Series 1990-61, Class H, 7.000%, 06/25/20	64
28		Series 1990-106, Class J, 8.500%, 09/25/20	31
11		Series 1990-109, Class J, 7.000%, 09/25/20	12
31		Series 1990-111, Class Z, 8.750%, 09/25/20	34
16		Series 1990-117, Class E, 8.950%, 10/25/20	18
16		Series 1990-123, Class G, 7.000%, 10/25/20	17
15		Series 1990-132, Class Z, 7.000%, 11/25/20	16
670		Series 1990-137, Class X, 9.000%, 12/25/20	726
6		Series 1991-53, Class J, 7.000%, 05/25/21	6
48		Series 1991-130, Class C, 9.000%, 09/25/21	54
124		Series 1992-81, Class ZB, 8.500%, 04/25/22	127
4		Series 1992-96, Class B, PO, 05/25/22	3
3,193		Series 1992-131, Class KB, 8.000%, 08/25/22	3,557
3,256		Series 1992-185, Class L, 8.000%, 10/25/22	3,646
11		Series 1993-165, Class SN, IF, 11.471%, 09/25/23	12
143		Series 1993-220, Class PJ, 6.000%, 11/25/13	147
1		Series 1993-225, Class MC, PO, 11/25/23	1
91		Series 1993-235, Class G, PO, 09/25/23	77
83		Series 1994-62, Class PH, 6.900%, 11/25/23	83
2		Series 1997-46, Class PN, 6.500%, 07/18/12	2
12		Series 1997-55, Class B, 7.000%, 02/18/27	13
5		Series 2001-7, Class PQ, 6.000%, 10/25/15	5
3,135		Series 2002-2, Class MG, 6.000%, 02/25/17	3,355
1,710		Series 2002-3, Class OG, 6.000%, 02/25/17	1,828
3,162		Series 2002-28, Class LD, 6.000%, 05/25/17	3,382
1,834		Series 2002-58, Class HC, 5.500%, 09/25/17	1,942
3,550		Series 2002-59, Class UC, 5.500%, 09/25/17	3,761
1,155		Series 2002-63, Class KC, 5.000%, 10/25/17	1,212
3,000		Series 2003-3, Class PD, 5.000%, 08/25/16	3,104
15,511		Series 2003-5, Class SE, IF, IO, 7.341%, 08/25/22	1,259
626		Series 2003-21, Class M, 5.000%, 02/25/17	642
3,792		Series 2003-42, Class CI, IO, 6.500%, 05/25/33	465
955		Series 2003-46, Class VX, 6.000%, 10/25/15	968
5,386		Series 2003-49, Class IO, IO, 6.500%, 06/25/33	669
13,839		Series 2003-57, Class IB, IO, 5.000%, 06/25/18	910
2,500		Series 2003-86, Class DM, 4.000%, 09/25/10	2,577
5,394		Series 2003-92, Class HP, 4.500%, 09/25/18	5,628
764		Series 2003-108, Class HA, 5.000%, 01/25/27	775
3,618		Series 2003-113, Class PC, 4.000%, 03/25/15	3,670
2,890		Series 2003-120, Class BQ, 4.000%, 09/25/16	2,962
530		Series 2004-101, Class AR, 5.500%, 01/25/35	563
1,750		Series 2005-1, Class HC, 5.000%, 09/25/28	1,821
1,158		Series 2005-27, Class TH, 5.500%, 07/25/31	1,192
1,586		Series 2005-40, Class YA, 5.000%, 09/25/20	1,647
1,654		Series 2005-47, Class AN, 5.000%, 12/25/16	1,693
693		Series 2005-48, Class OM, 5.000%, 03/25/30	715
3,480		Series 2005-68, Class JK, 5.250%, 05/25/35	3,516
4,907		Series 2005-83, Class LJ, 5.000%, 10/25/35	4,927
787		Series 2005-84, Class MB, 5.750%, 10/25/35	838
5,000		Series 2006-39, Class WB, 5.500%, 10/25/30	5,224
1,083		Series 2006-81, Class NA, 6.000%, 02/25/27	1,110
6,521		Series 2006-102, Class MA, 6.000%, 07/25/27	6,669
3,025		Series 2007-16, Class FC, VAR, 1.059%, 03/25/37	2,914
8,760		Series 2007-22, Class SC, IF, IO, 5.771%, 03/25/37	641
6,794		Series 2007-47, Class PA, 5.000%, 02/25/28	6,958
4,549		Series 2007-79, Class MA, 5.500%, 12/25/28	4,684
16,660		Series 2008-18, Class SE, IF, IO, 5.961%, 03/25/38	1,504
24		Series G-11, Class Z, 8.500%, 05/25/21	26
11		Series G-22, Class ZT, 8.000%, 12/25/16	12
20		Series G-41, Class PT, 7.500%, 10/25/21	21
1,643		Series G92-19, Class M, 8.500%, 04/25/22	1,828
44		Series G92-35, Class E, 7.500%, 07/25/22	48
1,383		Series G92-35, Class EA, 8.000%, 07/25/22	1,539
22		Series G92-40, Class ZC, 7.000%, 07/25/22	24
207		Series G92-44, Class ZQ, 8.000%, 07/25/22	227
49		Series G92-54, Class ZQ, 7.500%, 09/25/22	54
7,302		Series G92-64, Class J, 8.000%, 11/25/22	8,181
2,926		Series G92-66, Class K, 8.000%, 12/25/22	3,280
2,884		Series G94-6, Class PJ, 8.000%, 05/17/24	3,208
		Federal National Mortgage Association STRIPS,
8		Series 25, Class 1, 6.000%, 02/01/13	8
214		Series 108, Class 1, PO, 03/01/20	208
4		Series 268, Class 2, IO, 9.000%, 02/01/23	1
9,404		Series 345, Class 22, VAR, IO, 4.500%, 05/01/20	864
3		Federal National Mortgage Association Whole Loan, Series 1995-W3,
		Class A, 9.000%, 04/25/25	3
		Government National Mortgage Association,
151		Series 1997-12, Class D, 7.500%, 09/20/27	160
9,113		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	1,038
32		Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	34

			301,935

		Non-Agency CMO — 1.6%
		ABN Amro Mortgage Corp.,
325		Series 2003-7, Class A3, 4.500%, 07/25/18	319
2,727		Series 2003-9, Class A2, 4.500%, 08/25/18	2,649
3,000		Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A5, VAR, 4.093%, 06/25/34 (i)	2,764
880		Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 4.945%, 10/25/33 (i)	782
3,324		Cendant Mortgage Corp., Series 2004-3, Class A3, VAR, 5.509%,06/25/34	3,204
3,925		Citigroup Mortgage Loan Trust, Inc., Series 2003-UP3, Class A1, 7.000%,09/25/33	3,677
383		Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33 (i)	353
		Countrywide Home Loan Mortgage Pass-Through Trust,
4,797		Series 2003-J13, Class 1A5, 5.250%, 11/25/14	4,603
2,699		Series 2004-8, Class 2A1, 4.500%, 06/25/19	2,628
2,129		Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 5A5, VAR, 5.491%, 12/25/14 (i)	2,013
555		First Horizon Alternative Mortgage Securities, Series 2005-FA7, Class1A5, 5.500%, 10/25/35	537
		GMAC Mortgage Corp. Loan Trust,
14		Series 2003-J1, Class A3, 5.250%, 03/25/18	13
927		Series 2003-J4, Class 2A1, 4.750%, 09/25/18	885
2,832		Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 0.669%, 02/25/35 (i)	1,079
18		Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%,02/22/17	18
454		MASTR Alternative Loans Trust, Series 2004-8, Class 6A1, 5.500%,09/25/19	406
596		MASTR Asset Securitization Trust, Series 2003-4, Class 2A2, 5.000%,05/25/18	596
3,154		Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A2, VAR, 0.589%, 08/25/35 (i)	2,034
10		Merrill Lynch Trust, Series 44, Class G, 9.000%, 08/20/20	10
1,135		Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	1,033
		Nomura Asset Acceptance Corp.,
2,373		Series 2005-AR1, Class 1A1, VAR, 5.069%, 02/25/35 (i)	1,424
1,527		Series 2005-AR2, Class 3A1, VAR, 0.559%, 05/25/35 (i)	713
3,453		Series 2005-AR6, Class 4A1, VAR, 0.569%, 12/25/35 (i)	1,299
13		Paine Webber CMO Trust, Series L, Class 4, 8.950%, 07/01/18	14
1,000		Residential Accredit Loans, Inc., Series 2003-QR24, Class A7, 4.000%, 07/25/33 (i)	736
1,781		Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A5, 6.000%, 11/25/31	1,775
13		Salomon Brothers Mortgage Securities VII, Inc., Series 2000-UP1, Class A2, 8.000%, 09/25/30	12
3,577		Structured Asset Securities Corp., Series 2003-31A, Class B1, VAR, 4.253%, 10/25/33 (i)	1,847
9		WaMu Mortgage Pass-Through Certificates, Series 2003-S3, Class 1A31, 5.250%, 06/25/33	9
2,930		Washington Mutual MSC Mortgage Pass-Through Certificates, Series2002-MS3, Class 1A4, 6.500%, 05/25/32	2,925
		Wells Fargo Mortgage Backed Securities Trust,
1,210		Series 2003-12, Class A3, 5.000%, 11/25/18	1,179
6,266		Series 2003-K, Class 1A1, VAR, 4.480%, 11/25/33 (i)	5,833
173		Series 2003-K, Class 1A2, VAR, 4.480%, 11/25/33 (i)	157
2,873		Series 2006-AR11, Class A4, VAR, 5.507%, 08/25/36	2,529
1,149		Series 2006-AR17, Class A1, VAR, 5.329%, 10/25/36 (i)	708

			50,763

		Total Collateralized Mortgage Obligations (Cost $354,164)	352,698

		Commercial Mortgage-Backed Securities — 2.6%
		Banc of America Commercial Mortgage, Inc.,
599		Series 2000-1, Class A2A, VAR, 7.333%, 11/15/31	602
3,420		Series 2004-5, Class A3, 4.561%, 11/10/41	3,063
		Bear Stearns Commercial Mortgage Securities,
753		Series 1999-WF2, Class A2, 7.080%, 07/15/31	752
5,918		Series 2002-TOP6, Class A2, 6.460%, 10/15/36	5,948
782		Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.726%, 03/15/49	784
1,330		Commercial Mortgage Asset Trust, Series 1999-C1, Class A4, VAR, 6.975%, 01/17/32	1,378
19,730		Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A2, 4.630%, 05/10/43	19,576
2,162		CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A1, 4.485%, 11/15/36	2,163
1,008		DLJ Commercial Mortgage Corp., Series 1999-CG3, Class A1B, 7.340%,10/10/32	1,009
900		GMAC Commercial Mortgage Securities, Inc., Series 2003-C3, Class A3, 4.646%, 04/10/40	884
2,000		GS Mortgage Securities Corp. II, Series 2001-GL3A, Class A2, VAR, 6.449%, 08/05/18 (e)	2,021
1,525		Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2, 4.071%,10/12/41	1,497
		Morgan Stanley Capital I,
3,500		Series 1999-LIFE, Class B, VAR, 7.229%, 04/15/33	3,500
10,125		Series 2003-T11, Class A3, 4.850%, 06/13/41	9,713
15,101		Series 2004-HQ3, Class A2, 4.050%, 01/13/41	15,294
1,070		Series 2006-T23, Class A1, 5.682%, 08/12/41	1,071
2,250		Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A2,
		6.494%, 02/03/16 (e)	2,407
7,145		Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A1,
		3.669%, 02/11/36	7,027
1,325		TIAA Retail Commercial Trust, Series 2001-C1A, Class A4, VAR,
		6.680%, 06/19/31 (e)	1,331

		Total Commercial Mortgage-Backed Securities (Cost $81,103)	80,020

		Corporate Bonds — 12.6%
		Aerospace & Defense — 0.1%
2,125		Boeing Co. (The), 5.125%, 02/15/13	2,252
1,180		Honeywell International, Inc., 7.500%, 03/01/10	1,238

			3,490

		Automobiles — 0.0% (g)
1,000		Daimler Finance North America LLC, 5.750%, 09/08/11	1,008

		Beverages — 0.3%
4,130		Coca-Cola Co. (The), 3.625%, 03/15/14	4,161
1,020		Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	1,145
1,175		Diageo Capital plc, (United Kingdom), 7.375%, 01/15/14	1,306
1,860		PepsiCo, Inc., 3.750%, 03/01/14	1,888

			8,500

		Capital Markets — 1.8%
		Bank of New York Mellon Corp. (The),
480		4.300%, 05/15/14	482
1,500		4.500%, 04/01/13	1,518
1,500		4.950%, 11/01/12	1,560
380		5.125%, 08/27/13	393
2,300		Citicorp, 7.250%, 10/15/11	2,243
		Credit Suisse USA, Inc.,
2,000		4.700%, 06/01/09	2,000
1,000		5.125%, 01/15/14	997
1,400		5.500%, 08/15/13	1,419
3,205		5.500%, 08/16/11	3,362
2,900		6.125%, 11/15/11	3,072
800		6.500%, 01/15/12	849
		Goldman Sachs Group, Inc. (The),
2,000		5.000%, 01/15/11	2,048
950		5.250%, 04/01/13 (c)	958
800		5.250%, 10/15/13	800
3,935		5.450%, 11/01/12	4,032
3,000		6.600%, 01/15/12	3,169
2,000		Jefferies Group, Inc., 7.750%, 03/15/12	1,939
		Lehman Brothers Holdings, Inc.,
2,225		3.950%, 11/10/09 (d)	328
500		5.750%, 07/18/11 (d)	74
1,062		6.625%, 01/18/12 (d)	157
		Merrill Lynch & Co., Inc.,
1,000		4.125%, 09/10/09	1,002
4,710		4.790%, 08/04/10	4,702
685		6.150%, 04/25/13	659
		Morgan Stanley,
3,073		4.250%, 05/15/10	3,107
4,900		5.250%, 11/02/12	4,907
500		5.750%, 08/31/12	502
3,000		6.600%, 04/01/12	3,125
		Northern Trust Corp.,
850		4.625%, 05/01/14	858
2,160		5.300%, 08/29/11	2,271
2,000		State Street Corp., 7.650%, 06/15/10	2,058

			54,591

		Chemicals — 0.3%
845		Air Products & Chemicals, Inc., 4.150%, 02/01/13	856
1,500		Monsanto Co., 7.375%, 08/15/12	1,672
2,925		Potash Corp of Saskatchewan, Inc., (Canada), 7.750%, 05/31/11	3,214
1,800		PPG Industries, Inc., 5.750%, 03/15/13	1,823
1,920		Praxair, Inc., 3.950%, 06/01/13 (c)	1,917

			9,482

		Commercial Banks — 1.9%
1,000		American Express Bank FSB, 5.500%, 04/16/13	959
1,530		American Express Centurion Bank, 4.375%, 07/30/09	1,532
		BB&T Corp.,
3,655		4.750%, 10/01/12	3,510
1,232		6.500%, 08/01/11	1,259
2,185		Branch Banking & Trust Co., 4.875%, 01/15/13	2,142
		Credit Suisse, (Switzerland),
1,635		5.000%, 05/15/13	1,627
3,600		5.500%, 05/01/14	3,636
1,400		FleetBoston Financial Corp., 7.375%, 12/01/09	1,415
825		HSBC Holdings plc, (United Kingdom), 7.500%, 07/15/09	825
750		KeyBank N.A., 5.700%, 08/15/12	703
695		Keycorp, 6.500%, 05/14/13 (c)	657
1,525		M&I Marshall & Ilsley Bank, 5.150%, 02/22/12 (c)	1,344
3,025		Marshall & Ilsley Corp., 4.375%, 08/01/09	2,987
1,213		Mellon Funding Corp., 6.400%, 05/14/11	1,282
500		National City Bank, 4.500%, 03/15/10	503
1,960		PNC Funding Corp., 4.500%, 03/10/10	1,972
		SunTrust Banks, Inc.,
580		4.250%, 10/15/09	580
1,500		5.250%, 11/05/12	1,433
2,000		6.375%, 04/01/11	2,015
		U.S. Bancorp,
1,595		4.200%, 05/15/14	1,588
500		4.500%, 07/29/10	512
3,200		U.S. Bank N.A., 6.375%, 08/01/11	3,401
5,400		Union Planters Corp., 4.375%, 12/01/10	5,124
3,900		Wachovia Bank N.A., 7.800%, 08/18/10	4,086
		Wachovia Corp.,
630		4.875%, 02/15/14	599
1,115		5.500%, 05/01/13	1,136
		Wells Fargo & Co.,
1,000		4.200%, 01/15/10	1,013
770		4.625%, 04/15/14	721
5,030		5.250%, 10/23/12	5,193
2,240		6.375%, 08/01/11	2,334
3,200		Wells Fargo Bank N.A., 6.450%, 02/01/11 (c)	3,274

			59,362

		Commercial Services & Supplies — 0.0% (g)
1,100		Waste Management, Inc., 6.375%, 11/15/12	1,121

		Communications Equipment — 0.0% (g)
900		Cisco Systems, Inc., 5.250%, 02/22/11	956

		Computers & Peripherals — 0.2%
		Hewlett-Packard Co.,
490		2.950%, 08/15/12	497
350		4.500%, 03/01/13	363
2,500		4.750%, 06/02/14	2,618
		International Business Machines Corp.,
1,105		4.750%, 11/29/12	1,176
450		6.500%, 10/15/13	501
650		7.500%, 06/15/13	737
			5,892

		Consumer Finance — 0.9%
700		American General Finance Corp., 4.875%, 05/15/10	539
1,000		American Honda Finance Corp., 5.125%, 12/15/10 (e)	987
3,000		Boeing Capital Corp., 6.500%, 02/15/12	3,268
		Capital One Bank USA N.A.,
1,000		5.000%, 06/15/09	999
767		5.750%, 09/15/10	781
410		Capital One Financial Corp., 7.375%, 05/23/14	423
		HSBC Finance Corp.,
3,000		4.125%, 11/16/09	3,016
3,500		5.900%, 06/19/12	3,545
1,915		6.375%, 10/15/11	1,937
1,470		6.375%, 11/27/12	1,458
1,205		6.750%, 05/15/11	1,251
1,485		7.000%, 05/15/12	1,517
2,995		8.000%, 07/15/10	3,070
		John Deere Capital Corp.,
1,445		5.250%, 10/01/12	1,517
1,420		5.650%, 07/25/11	1,493
500		MBNA Corp., 7.500%, 03/15/12	489
1,000		SLM Corp., 4.000%, 01/15/10	960
500		Toyota Motor Credit Corp., VAR, 1.201%, 04/07/10	496

			27,746

		Diversified Financial Services — 2.3%
500		Allstate Life Global Funding Trusts, 5.375%, 04/30/13	518
		Associates Corp. of North America,
1,896		8.150%, 08/01/09	1,900
340		8.550%, 07/15/09	341
3,000		BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	2,966
		Bank of America Corp.,
1,500		4.500%, 08/01/10	1,495
1,755		4.900%, 05/01/13	1,649
388		7.125%, 10/15/11	397
950		7.400%, 01/15/11	969
1,000		7.800%, 02/15/10	1,022
1,543		BHP Billiton Finance USA Ltd., (Australia), 5.000%, 12/15/10	1,601
		BP Capital Markets plc, (United Kingdom),
1,190		3.125%, 03/10/12	1,213
845		3.625%, 05/08/14	834
625		5.250%, 11/07/13	663
		Caterpillar Financial Services Corp.,
800		4.850%, 12/07/12	807
1,665		4.900%, 08/15/13	1,653
600		5.125%, 10/12/11	629
1,240		6.125%, 02/17/14	1,279
1,720		6.200%, 09/30/13	1,766
		CIT Group, Inc.,
1,500		4.125%, 11/03/09	1,446
4,118		4.250%, 02/01/10	3,785
		Citigroup, Inc.,
1,000		4.250%, 07/29/09	1,002
1,550		5.250%, 02/27/12	1,466
4,000		5.850%, 07/02/13	3,818
2,075		6.000%, 02/21/12	2,067
3,090		CME Group, Inc., 5.400%, 08/01/13	3,200
1,000		Diageo Investment Corp., 9.000%, 08/15/11	1,104
		General Electric Capital Corp.,
1,500		4.000%, 06/15/09 (c)	1,500
1,870		4.875%, 10/21/10	1,909
3,600		5.200%, 02/01/11	3,695
10,500		5.250%, 10/19/12	10,634
1,000		5.875%, 02/15/12	1,027
4,435		5.900%, 05/13/14	4,469
2,925		6.000%, 06/15/12	3,053
950		8.300%, 09/20/09	968
890		Genworth Global Funding Trusts, 5.200%, 10/08/10	857
		Pricoa Global Funding I,
500		4.200%, 01/15/10 (e)	488
1,000		5.625%, 05/24/11 (e)	978
		Textron Financial Corp.,
1,000		5.125%, 11/01/10	921
750		5.125%, 02/03/11	675
175		USAA Capital Corp., 4.640%, 12/15/09 (e)	175
1,900		Wells Fargo Financial, Inc., 6.850%, 07/15/09	1,903

			72,842

		Diversified Telecommunication Services — 0.8%
		AT&T, Inc.,
6,935		4.950%, 01/15/13	7,171
1,875		5.875%, 02/01/12	1,986
4,530		6.700%, 11/15/13	4,980
3,735		British Telecommunications plc, (United Kingdom), 8.625%, 12/15/10	3,964
2,000		Deutsche Telekom International Finance BV, (Netherlands), 5.375%,
		03/23/11	2,080
2,000		Telefonica Emisiones S.A.U., (Spain), 5.855%, 02/04/13	2,095
2,335		Verizon Florida LLC, 6.125%, 01/15/13	2,384
785		Verizon Global Funding Corp., 7.250%, 12/01/10	840
410		Verizon Maryland, Inc., 6.125%, 03/01/12	424

			25,924

		Electric Utilities — 0.4%
		CenterPoint Energy Houston Electric LLC,
610		5.750%, 01/15/14	623
200		7.000%, 03/01/14	214
1,000		FPL Group Capital, Inc., 5.350%, 06/15/13	1,049
2,400		Midamerican Funding LLC, 6.750%, 03/01/11	2,544
5,205		Nisource Finance Corp., 7.875%, 11/15/10	5,297
650		Northern States Power Co., 4.750%, 08/01/10	664
460		Ohio Power Co., 5.750%, 09/01/13	478
295		Progress Energy, Inc., 6.050%, 03/15/14	306
420		Southern California Edison Co., 4.150%, 09/15/14	427
255		Southern Co. (The), 4.150%, 05/15/14	255
670		Spectra Energy Capital LLC, 7.500%, 10/01/09	680
760		Virginia Electric and Power Co., 5.100%, 11/30/12	794

			13,331

		Electronic Equipment, Instruments & Components — 0.1%
1,500		Arrow Electronics, Inc., 6.875%, 07/01/13	1,473

		FDIC Guaranteed Securities ~— 0.3%
3,530		General Electric Capital Corp., 3.000%, 12/09/11	3,654
3,150		Morgan Stanley, 3.250%, 12/01/11	3,273
2,220		Wells Fargo & Co., 3.000%, 12/09/11	2,299

			9,226

		Food & Staples Retailing — 0.2%
1,245		Kroger Co. (The), 8.050%, 02/01/10	1,283
		Wal-Mart Stores, Inc.,
1,000		4.000%, 01/15/10	1,019
2,225		7.250%, 06/01/13	2,520

			4,822

		Food Products — 0.2%
1,435		Bunge Ltd. Finance Corp., 5.875%, 05/15/13	1,394
1,000		Cargill, Inc., 5.200%, 01/22/13 (e)	1,007
545		General Mills, Inc., 5.250%, 08/15/13	568
600		HJ Heinz Finance Co., 6.625%, 07/15/11	640
710		Kellogg Co., 4.250%, 03/06/13	728
2,780		Kraft Foods, Inc., 6.750%, 02/19/14	3,024

			7,361

		Gas Utilities — 0.1%
625		CenterPoint Energy Resources Corp., 7.750%, 02/15/11	650
860		Schlumberger Technology Corp., 6.500%, 04/15/12 (e)	882
2,635		TransCanada Pipelines Ltd., (Canada), 4.000%, 06/15/13	2,627

			4,159

		Health Care Equipment & Supplies — 0.0% (g)
255		Baxter International, Inc., 4.000%, 03/01/14	259

		Health Care Providers & Services — 0.0% (g)
		WellPoint, Inc.,
215		6.000%, 02/15/14	215
550		6.375%, 01/15/12	557

			772

		Household Products — 0.0% (g)
905		Kimberly-Clark Corp., 5.625%, 02/15/12	969

		Industrial Conglomerates — 0.0% (g)
1,170		Textron, Inc., 4.500%, 08/01/10	1,082

		Insurance — 0.3%
		Berkshire Hathaway Finance Corp.,
585		4.000%, 04/15/12 (e)	612
1,505		5.000%, 08/15/13	1,580
1,000		Jackson National Life Global Funding, 5.125%, 02/10/11 (e)	960
800		Pacific Life Global Funding, 5.150%, 04/15/13 (e)	754
1,125		Pricoa Global Funding I, 5.400%, 10/18/12 (e)	1,097
		Principal Life Income Funding Trusts,
1,835		5.150%, 06/17/11	1,863
1,000		5.300%, 04/24/13	966
500		Travelers Property Casualty Corp., 5.000%, 03/15/13	504

			8,336

		Machinery — 0.1%
1,475		Deere & Co., 6.950%, 04/25/14	1,609
100		PACCAR, Inc., 6.375%, 02/15/12	103

			1,712

		Media — 0.1%
850		Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	947
868		Thomson Reuters Corp., (Canada), 6.200%, 01/05/12	878
		Time Warner Cable, Inc.,
670		6.200%, 07/01/13	700
550		7.500%, 04/01/14	596
585		Walt Disney Co. (The), 4.700%, 12/01/12	616

			3,737

		Multiline Retail — 0.1%
1,256		Kohls Corp., 7.375%, 10/15/11	1,360
		Target Corp.,
1,190		5.125%, 01/15/13	1,232
505		6.350%, 01/15/11	540

			3,132

		Multi-Utilities — 0.1%
425		Dominion Resources, Inc., 4.750%, 12/15/10	436
400		PG&E Corp., 5.750%, 04/01/14	415
1,210		Sempra Energy, 6.000%, 02/01/13	1,223

			2,074

		Office Electronics — 0.1%
2,505		Xerox Corp., 8.250%, 05/15/14	2,542

		Oil, Gas & Consumable Fuels — 0.6%
2,000		Anadarko Petroleum Corp., 7.625%, 03/15/14	2,146
800		Chevron Corp., 3.950%, 03/03/14	819
		ConocoPhillips,
1,145		4.750%, 02/01/14	1,190
2,930		9.375%, 02/15/11	3,250
2,975		ConocoPhillips Australia Funding Co., 5.500%, 04/15/13	3,188
1,600		Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	1,734
675		Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	725
2,260		Shell International Finance BV, (Netherlands), 4.000%, 03/21/14	2,335
2,400		StatoilHydro ASA, (Norway), 5.125%, 04/30/14 (e)	2,532
1,000		XTO Energy, Inc., 4.625%, 06/15/13	999

			18,918

		Paper & Forest Products — 0.1%
		Willamette Industries, Inc.,
750		6.450%, 06/18/09	751
1,000		6.450%, 07/14/09	1,003

			1,754

		Pharmaceuticals — 0.1%
850		Eli Lilly & Co., 3.550%, 03/06/12	877
2,000		GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	2,081

			2,958

		Real Estate Investment Trusts (REITs) — 0.0% (g)
645		Simon Property Group LP, 6.750%, 05/15/14 (c)	641

		Road & Rail — 0.3%
3,120		Burlington Northern Santa Fe Corp., 6.750%, 07/15/11	3,342
		Canadian National Railway Co., (Canada),
605		4.950%, 01/15/14	626
539		6.375%, 10/15/11	587
1,090		CSX Corp., 6.300%, 03/15/12	1,125
		Norfolk Southern Corp.,
1,625		6.750%, 02/15/11	1,722
400		8.625%, 05/15/10	422
		Union Pacific Corp.,
930		5.450%, 01/31/13	945
645		6.500%, 04/15/12	682

			9,451

		Software — 0.2%
1,371		Intuit, Inc., 5.400%, 03/15/12	1,389
3,155		Microsoft Corp., 2.950%, 06/01/14	3,129
2,515		Oracle Corp., 4.950%, 04/15/13	2,660

			7,178

		Specialty Retail — 0.2%
		Home Depot, Inc.,
1,795		4.625%, 08/15/10	1,827
680		5.250%, 12/16/13	699
1,215		Lowe’s Cos, Inc., 8.250%, 06/01/10 (c)	1,281
1,175		Staples, Inc., 9.750%, 01/15/14	1,296

			5,103

		Thrifts & Mortgage Finance — 0.2%
3,500		Countrywide Home Loans, Inc., 4.125%, 09/15/09	3,483
1,100		Golden West Financial Corp., 4.750%, 10/01/12	1,083
1,000		Wachovia Mortgage FSB, 4.500%, 06/15/09	1,000

			5,566

		Wireless Telecommunication Services — 0.2%
		Verizon Wireless Capital LLC,
2,880		3.750%, 05/20/11 (e)	2,939
2,700		5.550%, 02/01/14 (e)	2,855
425		Vodafone Group plc, (United Kingdom), VAR, 1.660%, 06/15/11	406

			6,200

		Total Corporate Bonds (Cost $393,677)	393,670

		Mortgage Pass-Through Securities — 11.6%
		Federal Home Loan Mortgage Corp.,
151		ARM, 4.260%, 01/01/27	151
191		ARM, 4.462%, 12/01/27	193
488		ARM, 4.618%, 03/01/35	503
1,469		ARM, 5.579%, 07/01/36	1,537
23		ARM, 5.691%, 12/01/17	24
6,026		ARM, 5.996%, 08/01/36	6,279
1,243		ARM, 5.998%, 08/01/37	1,301
8,167		ARM, 6.024%, 12/01/36	8,574
6,061		ARM, 6.065%, 01/01/27 - 03/01/37	6,361
7,360		ARM, 6.079%, 03/01/37	7,722
3,117		ARM, 6.119%, 10/01/37	3,257
2,318		ARM, 6.341%, 06/01/36	2,409
4,528		ARM, 6.506%, 02/01/37	4,736
9,583		ARM, 6.563%, 12/01/36	10,050
5,340		ARM, 6.606%, 11/01/37	5,594
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
10,295		4.000%, 07/01/18 - 07/01/19	10,487
5,017		4.500%, 04/01/16 - 10/01/18	5,178
28,892		5.000%, 03/01/18 - 04/01/19	30,073
12,680		5.500%, 11/01/12 - 12/01/20	13,300
13,622		6.000%, 08/01/09 - 06/01/20	14,373
5,913		6.500%, 09/01/09 - 01/01/17	6,260
170		7.000%, 10/01/10 - 03/01/15	178
30		7.500%, 08/01/09 - 11/01/11	32
37		8.000%, 09/01/09 - 01/01/12	38
25		8.500%, 05/01/10	25
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
54		6.000%, 01/01/19	57
155		6.500%, 08/01/18 - 05/01/21	166
89		7.000%, 03/01/14	97
428		7.500%, 10/01/16 - 07/01/18	472
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,388		6.000%, 09/01/17 - 07/01/32	2,517
2		6.500%, 07/01/13	2
7,173		7.000%, 08/01/38	7,691
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
101		8.000%, 12/01/10 - 05/01/19	108
15		8.250%, 08/01/17	16
		Federal National Mortgage Association,
54		ARM, 3.297%, 07/01/27	54
26		ARM, 3.876%, 06/01/27	27
78		ARM, 3.961%, 03/01/19	78
44		ARM, 4.142%, 01/01/19	44
16		ARM, 4.786%, 08/01/19	17
360		ARM, 4.829%, 01/01/35	364
3,413		ARM, 4.910%, 09/01/34	3,487
1,788		ARM, 4.971%, 12/01/35	1,851
38		ARM, 5.000%, 11/01/16	38
24		ARM, 5.124%, 05/01/25	24
1		ARM, 5.220%, 10/01/27	1
1,557		ARM, 5.228%, 01/01/37	1,612
12		ARM, 5.348%, 10/01/25	12
866		ARM, 5.373%, 04/01/36	884
726		ARM, 5.459%, 12/01/36	757
1,537		ARM, 5.508%, 07/01/36	1,607
1,468		ARM, 5.705%, 10/01/36	1,540
3,354		ARM, 5.797%, 04/01/37	3,507
3,873		ARM, 5.819%, 03/01/47	4,042
7,139		ARM, 5.885%, 04/01/38	7,443
1,493		ARM, 5.927%, 08/01/36	1,554
2,535		ARM, 5.939%, 12/01/36	2,648
35		ARM, 6.020%, 08/01/17	36
5,727		ARM, 6.026%, 08/01/36	5,981
6,356		ARM, 6.089%, 08/01/36	6,659
2,820		ARM, 6.201%, 07/01/37	2,958
2,788		ARM, 6.351%, 05/01/36	2,906
		Federal National Mortgage Association, 15 Year, Single Family,
10,597		4.000%, 07/01/18 - 01/01/19	10,803
19,578		4.500%, 05/01/18 - 05/01/19	20,239
35,905		5.000%, 12/01/13 - 07/01/20	37,327
14,649		5.500%, 01/01/18 - 06/01/20	15,392
29,164		6.000%, 09/01/09 - 12/01/23	30,929
229		6.500%, 11/01/09 - 09/01/13	240
3,002		7.000%, 06/01/10 - 01/01/18	3,173
177		7.500%, 08/01/09 - 05/01/15	187
21		8.000%, 08/01/09 - 11/01/15	22
37		8.500%, 11/01/11	37
3		9.000%, 02/01/10 - 03/01/12	4
		Federal National Mortgage Association, 20 Year, Single Family,
8,179		6.000%, 03/01/18 - 04/01/24	8,651
1,041		6.500%, 01/01/14 - 08/01/19	1,119
207		7.000%, 12/01/13 - 08/01/21	226
60		7.500%, 11/01/13 - 06/01/16	65
93		8.000%, 07/01/14 - 11/01/15	103
		Federal National Mortgage Association, 30 Year, FHA/VA,
583		5.500%, 08/01/34	605
79		6.000%, 07/01/17	83
3		8.000%, 02/01/23	3
30		8.500%, 03/01/27	33
		Federal National Mortgage Association, 30 Year, Single Family,
41		6.500%, 03/01/26	44
3		7.500%, 01/01/11	3
269		8.000%, 06/01/13 - 12/01/30	298
21		8.500%, 01/01/10 - 09/01/21	22
211		9.000%, 02/01/31	234
79		9.500%, 07/01/28	88
17		10.000%, 02/01/24	19
		Federal National Mortgage Association, Other,
3,654		4.000%, 07/01/13 - 07/01/17	3,717
6,373		4.500%, 11/01/13 - 12/01/19	6,505
6,778		5.000%, 01/01/14 - 05/01/14	6,974
8,613		5.500%, 07/01/09 - 09/01/17	8,942
6,270		6.000%, 09/01/17	6,590
–	(h)	7.500%, 08/15/09	–	(h)
		Government National Mortgage Association II,
3		ARM, 4.000%, 03/20/16	3
191		ARM, 4.125%, 11/20/15 - 11/20/25	194
110		ARM, 4.375%, 01/20/16 - 01/20/28	112
205		ARM, 4.625%, 08/20/16 - 09/20/22	210
115		ARM, 5.375%, 05/20/17 - 05/20/21	119
12		Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 11/20/14	13
		Government National Mortgage Association II, 30 Year, Single Family,
32		7.500%, 09/20/28	35
66		8.000%, 09/20/26 - 12/20/27	72
90		8.500%, 03/20/25 - 04/20/25	97
		Government National Mortgage Association, 15 Year, Single Family,
23		6.000%, 04/15/14	24
2		8.000%, 09/15/09	2
		Government National Mortgage Association, 30 Year, Single Family,
28		8.500%, 04/15/25	31
13		9.000%, 03/15/10 - 10/15/26	14
656		9.500%, 07/15/20 - 12/15/25	722
59		12.000%, 11/15/19	65

		Total Mortgage Pass-Through Securities (Cost $352,869)	364,282

		U.S. Government Agency Securities — 23.4%
		Federal Farm Credit Bank,
4,000		2.200%, 04/08/13	3,973
8,120		2.250%, 04/24/12	8,238
25,000		2.500%, 03/26/13	25,129
10,000		2.600%, 03/04/13	10,102
8,000		2.625%, 04/17/14	7,911
1,480		3.000%, 02/12/14	1,480
10,000		3.875%, 08/25/11	10,562
16,493		3.875%, 01/10/13	17,438
1,123		5.050%, 02/01/11	1,198
2,000		5.100%, 09/18/12	2,197
1,000		5.250%, 08/21/13	1,106
		Federal Home Loan Bank System,
6,000		1.375%, 05/16/11	6,028
10,000		2.250%, 04/13/12	10,144
2,980		3.125%, 03/08/13	3,068
33,775		3.125%, 12/13/13 (c)	33,937
5,000		3.375%, 08/13/10 (c)	5,159
2,500		3.375%, 06/24/11 (c)	2,602
3,705		3.375%, 03/26/12	3,781
16,000		3.375%, 02/27/13	16,624
36,400		3.625%, 10/18/13	37,790
7,000		3.875%, 12/10/10 (c)	7,309
3,260		3.875%, 03/08/13	3,445
2,080		4.000%, 02/15/11	2,185
5,000		4.000%, 09/06/13 (c)	5,286
1,675		4.375%, 09/09/11	1,788
1,850		4.500%, 06/09/10	1,922
10,000		4.500%, 09/14/12	10,770
750		4.516%, 08/10/10	782
4,600		4.625%, 02/18/11	4,883
20,200		4.625%, 10/10/12	21,867
6,000		4.875%, 11/18/11	6,479
4,000		5.000%, 12/11/09	4,093
15,870		5.250%, 09/13/13	17,559
13,365		5.375%, 06/14/13	14,820
		Federal Home Loan Mortgage Corp.,
11,000		2.125%, 03/23/12	11,138
40,500		2.500%, 01/07/14 (c)	40,266
62,200		3.250%, 07/16/10	63,971
2,500		4.125%, 09/01/09	2,523
7,000		4.125%, 11/30/09	7,124
12,000		4.125%, 07/12/10	12,482
4,000		4.750%, 09/22/10	4,190
29,000		4.750%, 01/18/11 (c)	30,790
13,245		5.000%, 01/30/14	14,507
6,500		5.250%, 07/18/11	7,051
2,000		5.500%, 09/15/11 (c)	2,188
17,000		5.750%, 01/15/12 (c)	18,859
7,500		6.875%, 09/15/10	8,052
		Federal National Mortgage Association,
11,000		2.500%, 04/09/10	11,174
8,725		2.750%, 04/11/11	8,999
2,100		2.875%, 12/11/13 (c)	2,124
2,000		3.000%, 07/12/10	2,051
9,850		3.250%, 08/12/10	10,143
12,000		3.250%, 04/09/13 (c)	12,490
4,000		3.875%, 02/15/10	4,092
3,050		4.000%, 03/27/13	3,229
6,310		4.000%, 04/15/13	6,704
6,135		4.050%, 04/18/13	6,494
4,991		4.125%, 07/11/13	5,288
25,000		4.375%, 09/13/10	26,138
7,000		4.500%, 02/15/11 (c)	7,323
1,700		4.750%, 03/12/10	1,757
25,000		4.750%, 11/19/12	27,306
34,600		4.750%, 02/21/13	37,364
4,000		4.875%, 05/18/12	4,371
7,000		5.000%, 10/15/11	7,607
10,050		6.000%, 05/15/11	11,006
3,500		7.250%, 01/15/10	3,645

		Total U.S. Government Agency Securities (Cost $725,023)	734,101

		U.S. Treasury Obligations — 22.9%
		U.S. Treasury Inflation Indexed Notes,
3,650		2.000%, 04/15/12	3,962
22,000		2.375%, 04/15/11	24,240
850		4.250%, 01/15/10	1,098
		U.S. Treasury Notes,
6,900		0.875%, 01/31/11	6,913
12,000		0.875%, 02/28/11	12,014
25,000		0.875%, 04/30/11 (c)	24,996
55,000		1.125%, 01/15/12 (m)	54,862
25,000		1.250%, 11/30/10	25,213
27,000		1.375%, 02/15/12	27,110
6,400		1.375%, 04/15/12 (c)	6,407
6,100		1.500%, 10/31/10 (c)	6,172
20,000		1.750%, 03/31/10 (c)	20,219
17,000		1.750%, 11/15/11	17,249
15,000		1.875%, 02/28/14 (c)	14,733
88,000		2.375%, 08/31/10 (c)	89,973
3,700		2.625%, 05/31/10	3,778
5,000		2.875%, 06/30/10	5,127
25,000		3.125%, 08/31/13	26,141
10,000		3.375%, 06/30/13	10,582
4,300		3.375%, 07/31/13	4,548
19,600		3.625%, 10/31/09	19,868
40,000		3.625%, 05/15/13	42,716
25,000		4.000%, 08/31/09 (m)	25,232
45,000		4.000%, 09/30/09	45,557
9,000		4.000%, 11/15/12	9,748
35,000		4.500%, 09/30/11	37,745
10,000		4.625%, 07/31/09	10,073
33,000		4.625%, 11/15/09 (m)	33,641
5,000		4.625%, 10/31/11	5,418
13,000		4.625%, 07/31/12 (c)	14,269
40,000		4.750%, 01/31/12	43,722
35,000		4.875%, 08/15/09	35,336
7,500		5.125%, 06/30/11	8,145

		Total U.S. Treasury Obligations
		(Cost $713,817)	716,807

		Total Long-Term Investments
		(Cost $2,921,931)	2,940,539

SHARES

		Short-Term Investment — 7.1%
		Investment Company — 7.1%
222,794		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.280% (b) (l) (Cost $222,794)	222,794

PRINCIPAL AMOUNT ($)

		Investments of Cash Collateral for Securities on Loan — 6.3%
		Asset-Backed Security — 0.0% (g)
1,067		GSAA Trust, Series 2006-3, Class A1, VAR, 0.389%, 06/29/09	821

		Certificate of Deposit — 0.0% (g)
1,250		Calyon, New York, VAR, 0.396%, 03/15/10	1,232

		Corporate Notes — 0.7%
6,000		BBVA Senior Finance S.A., (Spain), VAR, 1.381%, 03/12/10 (e)	5,912
6,000		General Electric Capital Corp., VAR, 0.400%, 03/12/10	5,888
7,300		Monumental Global Funding III, VAR, 0.711%, 05/24/10 (e)	6,975
2,000		Pricoa Global Funding I, VAR, 0.405%, 12/15/09 (e)	1,915

			20,690

SHARES

		Investment Company — 5.6%
176,074		JPMorgan Prime Money Market Fund, Capital Shares, 0.570% (b) (l)	176,074

		Total Investments of Cash Collateral for Securities on Loan (Cost $199,690)	198,817

		Total Investments — 107.3% (Cost $3,344,415)	3,362,150
		Liabilities in Excess of Other Assets — (7.3)%	(229,570)

		NET ASSETS — 100.0%	$3,132,580

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2009.
CMO	—	Collateralized Mortgage Obligation
GMAC	—	General Motors Acceptance Corp.
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2009. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2009.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

~

Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees,with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,362
Aggregate gross unrealized depreciation	(29,627)

Net unrealized appreciation/depreciation	$17,735

Federal income tax cost of investments	$3,344,415

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 398,868	$ –
Level 2 – Other significant observable inputs	2,963,282	–
Level 3 – Significant unobservable inputs	–	–
Total	$ 3,362,150	$ –

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Short Intermediate Municipal Bond Fund

(formerly JPMorgan Short Term Municipal Bond Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 90.9%
	Municipal Bonds — 90.9%
	Alabama — 1.8%
250	Alabama Public Housing Authorities, Series A, Rev., FSA, 3.500%, 01/01/10	253
2,500	Alabama Public School & College Authority, Capital Improvement, Series D, Rev., 5.750%, 08/01/09	2,556
	Huntsville Madison County Airport Authority,
2,330	Rev., FSA, 5.000%, 07/01/12	2,418
1,450	Rev., FSA, 5.000%, 07/01/13	1,518

		6,745

	Alaska — 0.5%
1,945	Alaska Energy Authority, Bradley Lake, Third Series, Rev., FSA, 6.000%, 07/01/09	1,951

	Arizona — 1.1%
2,400	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.390%, 06/04/09	2,064
1,700	Arizona School Facilities Board, COP, 5.500%, 09/01/13	1,851
365	Tucson & Prima Counties IDA, Mortgage-Backed Securities Program, Series 1A, Rev., VAR, GNMA/FNMA, 7.450%, 01/01/10	375

		4,290

	California — 4.3%
3,000	California Statewide Communities Development Authority, Series E, Rev., 4.700%,05/02/11	3,000
2,020	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, Rev., 4.500%,06/01/17	1,743
1,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.000%, 11/15/09	998
1,210	Orange County Water District, Series B, COP, NATL-RE, 4.500%, 08/15/09 (p)	1,219
	State of California, Economic Recovery,
3,375	Series A, GO, NATL-RE, 5.250%, 07/01/13	3,684
2,750	Series B, GO, VAR, 5.000%, 03/01/10	2,814
2,500	State of California, Various Purpose, GO, 5.125%, 11/01/11	2,687

		16,145

	Colorado — 1.0%
1,155	Delta County, Memorial Hospital District, Enterprise, Rev., 4.450%, 09/01/09	1,153
1,150	Denver City & County, Airport, Floating Rate Certificates, Series A2, Rev., VAR, 5.250%, 11/15/09	1,167
1,000	El Paso County School District No. 12, Cheyenne Mountain, GO, 5.700%, 09/15/09 (p)	1,014
330	El Paso County, Single Family Mortgage, Series A, Rev., 6.200%, 05/01/12	338

		3,672

	Connecticut — 2.5%
2,570	Connecticut State Higher Education Supplement Loan Authority, Family Education Loan Program, Series A, Rev., NATL-RE, 4.375%, 11/15/13	2,530
	State of Connecticut,
5,000	GO, 5.000%, 03/15/12	5,472
1,495	Series B, GO, 5.750%, 11/01/09 (p)	1,538

		9,540

	Delaware — 1.8%
3,740	Delaware Transportation Authority, Series B, Rev., AMBAC, 5.250%, 07/01/11	4,053
2,500	Delaware Transportation Authority, Motor Fuel Tax Revenue, Series B, Rev., AMBAC, 5.250%, 07/01/12	2,776

		6,829
	District of Columbia — 0.3%
1,090	District of Columbia, Series E, GO, 4.000%, 06/01/10	1,116

	Florida — 8.4%
2,195	Collier County School Board, COP, FSA, 5.375%, 02/15/12 (p)	2,428
205	Escambia County, Housing Finance Authority, Multi-County Program, Series A, Rev., GNMA/FNMA, 2.625%, 10/01/09	205
2,150	Florida Housing Finance Corp., Multi-Family Mortgage, Heritage Villas, Series F, Rev., 4.000%, 10/01/10	2,167
4,575	Florida State Turnpike Authority, Department of Transportation, Series A, Rev., 5.000%,07/01/12	4,943
3,500	Highlands County Health Facilities Authority, Adventist Health Hospital, Series I, Rev., VAR, 5.000%, 11/16/09	3,560
9,440	Hillsborough County School Board, Rev., AMBAC, 5.375%, 10/01/11 (p)	10,353
3,000	Miami-Dade County Educational Facilities Authority, University of Miami, Series B, Rev., 5.000%, 04/01/12	3,191
1,645	Miami-Dade County, Water & Sewer Systems, Series B, Rev., FSA, 5.000%, 10/01/13	1,801
2,650	Palm Beach County School Board, Series B, COP, VAR, FGIC, 5.000%, 08/01/11	2,723

		31,371

	Georgia — 5.4%
6,870	Georgia State Road & Tollway Authority, Rev., 5.250%, 10/01/12	7,713
500	Monroe County Development Authority, Pollution Control, Oglethorpe Power Corp., Series A, Rev., NATL-RE-IBC, 6.750%, 01/01/10	515
	State of Georgia,
3,500	Series G, GO, 5.000%, 10/01/10	3,698
7,415	Series G, GO, 5.000%, 10/01/12	8,285

		20,211

	Hawaii — 0.8%
2,750	State of Hawaii, Series CZ, GO, FSA, 5.000%, 07/01/12 (p)	3,040

	Illinois — 2.8%
1,300	Chicago Transit Authority, Capital Grant, Federal Transit Administration, Section 5309, Rev., AGC, 5.000%, 06/01/14	1,453
1,000	City of Chicago, Pilsen Redevelopment, Tax Allocation, Series A, Rev., AMBAC, 4.350%, 06/01/13	966
1,000	City of Chicago, Wastewater Transmission, Second Lien, Rev., NATL-RE, 6.000%,01/01/10 (p)	1,042
1,790	Illinois Educational Facilities Authority, Medical Term-Field Museum, Rev., VAR, 4.450%, 11/01/14	1,741
2,500	Illinois Finance Authority, Advocate Health Care, Series A-3, Rev., VAR, 3.875%,05/01/12	2,510
1,000	Lake County Forest Preservation District, Land Acquisition and Development, GO, 5.000%, 12/15/10 (p)	1,065
1,675	Winnebago County, School District No. 122 Harlem-Loves Park, GO, NATL-RE, FGIC, 6.550%, 06/01/09	1,675

		10,452

	Indiana — 2.2%
1,750	Indiana Health Facility Financing Authority, Ascension Health, Series A3, Rev., VAR, 5.000%, 07/01/11	1,826
4,000	Indiana State Office Building Commission, Rev., AMBAC, 5.500%, 07/01/09 (p)	4,058
1,305	New Albany Floyd County School Building Corp., First Mortgage, Rev., NATL-RE, FGIC , 5.000%, 01/15/10	1,341
1,000	Purdue University, Student Fee, Series X, Rev., 5.000%, 07/01/11	1,075

		8,300

	Kansas — 0.7%
2,400	City of Olathe, Rev., 5.000%, 10/01/12	2,671

	Kentucky — 0.8%
2,585	Kentucky State Property & Buildings Commission, Refunding Project 72, Rev., NATL- RE, 5.375%, 10/01/11 (p)	2,842

	Louisiana — 0.3%
635	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series B, Rev., 5.000%, 05/15/10	642
	Parish of St. Mary, Solid Waste,
295	Rev., 5.400%, 03/01/10	298
310	Rev., 5.400%, 03/01/11	314

		1,254

	Maine — 0.5%
2,000	State of Maine, General Purpose, GO, 5.000%, 01/15/10	2,058

	Maryland — 1.7%
2,475	County of Anne Arundel, General Improvement, GO, 4.000%, 04/01/12	2,658
3,190	Maryland State Department of Transportation County Transportation, Rev., 5.000%,11/01/12	3,571

		6,229

	Massachusetts — 2.5%
	Commonwealth of Massachusetts,
2,000	Series A, GO, AMBAC, 6.500%, 11/01/14 (p)	2,466
4,000	Series A, Rev., GAN, 5.750%, 12/15/10	4,296
85	Massachusetts Housing Finance Agency, Insured Construction Loan Notes, Series A, Rev., AMT, FSA, 4.125%, 04/02/09	85
1,500	Massachusetts Water Pollution Abatement, State Revolving Fund, Series 14, Rev., 5.000%, 08/01/13	1,698
	New Bedford Housing Authority, Capital Funding Program,
635	Series A, Rev., 3.000%, 10/01/09	639
375	Series A, Rev., 3.200%, 10/01/10	384

		9,568

	Michigan — 2.2%
4,420	Delta County Economic Development Corp., Mead Westvaco-Escanaba, Series A, Rev., 6.250%, 04/15/12 (p)	5,000
1,470	Kentwood Public Schools, GO, 5.000%, 05/01/12	1,596
1,470	Van Buren Township Local Development Authority, Tax Increment, GO, FGIC, 5.250%,04/01/13 (p)	1,668

		8,264

	Minnesota — 1.7%
5,000	Northern Municipal Power Agency, Series A, Rev., AGC, 5.000%, 01/01/12	5,330
1,150	South Washington County Independent School District No. 833, Series A, GO, NATL- RE, 5.600%, 02/01/10	1,183

		6,513

	Mississippi — 0.3%
1,045	Mississippi Development Bank Special Obligation, Wilkinson County Correctional Center, Series D, Rev., 5.000%, 08/01/11	1,098

	Missouri — 1.7%
2,500	City of St. Louis, Lambert - St. Louis International Airport, Series A, Rev., FSA, 5.000%,07/01/09	2,507
3,085	Missouri State Board of Public Buildings, Series A, Rev., 5.500%, 10/15/10	3,280
665	Riverview Gardens School District, Capital Appreciation, GO, FSA, Zero Coupon, 04/01/11	645

		6,432

	New Jersey — 5.1%
	New Jersey EDA, School Facilities Construction,
4,500	Rev., VAR, FSA, 5.000%, 09/01/14	4,878
10,000	Series A, Rev., AMBAC, 5.250%, 06/15/11 (p)	10,838
700	New Jersey State Educational Facilities Authority, Stevens Institute of Technology, Series A, Rev., 5.000%, 07/01/13	729
370	State of New Jersey, Series N, GO, NATL-RE, FGIC, 5.500%, 07/15/13	419
2,250	State of New Jersey, Equipment Lease Purchase, Series A, COP, 5.000%, 06/15/10	2,330

		19,194

	New York — 5.2%
2,060	Erie County Industrial Development Agency, School District Buffalo Project, Series A, Rev., FSA, 5.000%, 05/01/12	2,212
3,000	New York State Dormitory Authority, Series B, Rev., VAR, 5.250%, 05/15/12	3,181
3,500	New York State Thruway Authority, Second Generation Highway & Bridge Trust Fund, Series B, Rev., 5.000%, 04/01/11	3,721
2,740	Suffolk County, Public Improvement, Series B, GO, 4.500%, 11/01/11	2,949
	Tobacco Settlement Financing Authority, Asset-Backed,
2,000	Series A, Rev., 5.000%, 07/06/09	2,077
5,000	Series A-1, Rev., 5.000%, 06/01/11	5,281

		19,421

	North Carolina — 2.3%
2,090	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.000%,01/01/13	2,222
	North Carolina Medical Care Commission, First Mortgage, Deerfield,
1,000	Series A, Rev., 3.125%, 11/01/09	992
1,500	Series A, Rev., 3.375%, 11/01/10	1,463
	North Carolina Municipal Power Agency, No. 1 - Catawba,
1,900	Rev., NATL-RE, 6.000%, 01/01/10	1,950
1,850	Series A, Rev., 5.250%, 01/01/13	1,995

		8,622

	Ohio — 3.1%
480	Columbus Regional Airport Authority, Joseph Knight Towers Project, Series A, Rev., GNMA COLL, 4.300%, 02/20/14	487
4,325	Milford Exempt Village School District, School Improvement, GO, FSA, 5.125%,12/01/11 (p)	4,750
5,000	Ohio State Building Authority, State Facilities Administration Building Fund, Project B, Series B, Rev., FSA, 5.000%, 10/01/10	5,274
1,000	University of Cincinnati, Series T, Rev., 5.500%, 06/01/10	1,039

		11,550

	Oklahoma — 0.1%
185	Oklahoma Housing Finance Agency, Single Family Housing, Series B-2, Rev., AMT, GNMA/FNMA, 6.800%, 09/01/09	189

	Oregon — 0.3%
1,075	Marion & Clackamas Counties School District No. 4J, Silver Falls, GO, 3.000%,06/15/09	1,076

	Pennsylvania — 3.0%
500	City of Philadelphia, Gas Works, Fifth, Series A-1, Rev., FSA, 5.000%, 09/01/09	505
3,625	City of Philadelphia, Water & Wastewater Systems, Series A, Rev., AMBAC, 5.000%,08/01/13	3,940
400	Pennsylvania State Higher Educational Facilities Authority, Allegheny Delaware Obligation, Series A, Rev., NATL-RE, 5.600%, 11/15/09	400
1,000	Pennsylvania State Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 4.125%, 05/01/13	970
2,455	Philadelphia Authority for Industrial Development, Series B, Rev., FSA, 5.500%,10/01/11 (p)	2,723
2,450	Philadelphia Parking Authority, Airport, Rev., 5.000%, 09/01/11	2,587

		11,125

	Puerto Rico — 0.4%
1,400	Children’s Trust Fund, Rev., 5.750%, 07/01/10 (p)	1,452

	Rhode Island — 1.1%
3,975	Rhode Island Refunding Bond Authority, Series A, Rev., AMBAC, 5.250%, 07/06/09	3,988

	South Carolina — 3.2%
1,160	Charleston County School District Development Corp., Series B, GO, SCSDE, 5.000%,02/01/10	1,196
6,000	South Carolina Transportation Infrastructure Bank, Junior Lien, Series B, Rev., AMBAC, 5.250%, 10/01/11 (p)	6,566
4,300	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 06/29/09	4,300

		12,062

	Tennessee — 2.2%
2,550	Metropolitan Government Nashville & Davidson County Health & Educational Facilities
	Board, Vanderbilt University, Series A, Rev., 5.000%, 10/01/13	2,875
2,250	Sevier County Public Building Authority, Local Government Public Improvement, Series
	V-K-1, Rev., AGC, 5.000%, 03/01/11	2,380
3,000	Shelby County, Public Improvement, Series A, GO, 5.625%, 04/01/10 (p)	3,128

		8,383

	Texas — 11.2%
	Austin Independent School District, Capital Appreciation,
1,035	GO, NATL-RE, FGIC, Zero Coupon, 08/01/10	1,017
1,205	GO, NATL-RE, FGIC, Zero Coupon, 08/01/11	1,153
4,500	Camino Real Regional Mobility Authority, Rev., 5.000%, 08/15/12	4,771
5,130	City of Austin, Rev., 5.125%, 09/01/11 (p)	5,589
2,685	City of Beaumont, Waterworks & Sewer Systems, Rev., FGIC, 6.250%, 09/01/10 (p)	2,873
1,000	City of Denton, GO, 5.000%, 02/15/11	1,056
2,615	City of Frisco, Certificates Obligation, Series A, GO, FGIC, 5.250%, 02/15/11 (p)	2,802
3,125	City of Houston, Water & Sewer Systems, Junior Lien, Series B, Rev., FGIC, 5.250%,12/01/10 (p)	3,333
2,785	City of San Antonio, Electric & Gas Systems, Series A, Rev., 5.000%, 02/01/12	3,023
2,395	City of San Antonio, Water System, Series A, Rev., FSA, 5.250%, 05/15/10	2,503
3,400	Harris County Hospital District, Series B, Rev., VAR, NATL-RE, 4.799%, 08/16/10	3,369
2,205	Houston Community College System, Junior Lien, Series A, Rev., NATL-RE, 5.375%,04/15/11 (p)	2,385
2,385	Houston Community College System, Junior Lien, Unrefunded Balance, Series A, Rev., NATL-RE, 5.375%, 04/15/11	2,530
1,000	Lower Colorado River Authority, Rev., 5.000%, 05/15/11	1,055
	San Leanna Educational Facilities Corp., Higher Education, Saint Edwards University Project,
285	Rev., 4.500%, 06/01/11	290
200	Rev., 4.500%, 06/01/12	203
1,500	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series A, Rev., 5.000%, 02/15/13	1,591
2,335	Williamson County, General Tax, GO, FSA, 5.500%, 02/15/11 (p)	2,515

		42,058

	Virginia — 6.6%
5,280	County of Fairfax, Public Improvement, Series A, GO, 5.000%, 04/01/11	5,668
	Virginia Beach Development Authority, Sentara Health Systems,
2,985	Rev., 5.250%, 07/06/09	3,022
5,100	Series A, Rev., 5.000%, 12/01/11	5,549
4,500	Virginia Commonwealth Transportation Board, Federal Highway, Reimbursement Notes, Rev., 5.000%, 09/27/12	5,005
4,000	Virginia Public Building Authority, Public Facilities, Series B, Rev., 5.000%, 08/01/12	4,439
1,125	Virginia Resources Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/14	1,286

		24,969

	Washington — 0.3%
1,000	Energy Northwest Wind Project, Rev., NATL-RE, 5.000%, 07/01/10	1,036

	Wisconsin — 1.5%
5,000	Badger TOB Asset Securitization Corp., Asset-Backed, Rev., 6.375%, 06/01/12 (p)	5,567

	Total Long-Term Investments (Cost $337,293)	341,283

SHARES

	Short-Term Investment — 11.2%
	Investment Company — 11.2%
42,139	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.290% (b) (l) (m) (Cost $42,139)	42,139

	Total Investments — 102.1%(Cost $379,432)	383,422
	Liabilities in Excess of Other Assets — (2.1)%	(7,885)

	NET ASSETS — 100.0%	$375,537

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AID	—	Agency for International Development
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,139
Aggregate gross unrealized depreciation	(1,149)

Net unrealized appreciation/depreciation	$3,990

Federal income tax cost of investments	$379,432

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of  May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 42,139	$ –
Level 2 – Other significant observable inputs	341,283	–
Level 3 – Significant unobservable inputs	–	–
Total	$ 383,422	$ –

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 96.1%
	Municipal Bonds — 96.1%
	Alabama — 1.0%
8,000	Alabama State Public School & College Authority, Capital Improvement, Series C, Rev., 5.750%, 07/01/09 (m)	8,150
	Alaska — 1.7%
	Alaska Energy Authority Power, Bradley Lake, Fourth Series,
3,485	Rev., FSA, 6.000%, 07/01/17	3,914
3,915	Rev., FSA, 6.000%, 07/01/19	4,375
2,500	Alaska Municipal Bond Bank Authority, Series 1, Rev., 5.750%, 09/01/18	2,581
2,750	Boro of Matanuska-Susitna, Goose Creek Correctional Center, Rev., AGC, 6.000%, 09/01/19	3,019

		13,889

	Arizona — 2.6%
5,000	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.500%, 01/01/18	4,908
15,000	Glendale Western Loop 101 Public Facilities Corp., Series A, Rev., 6.250%, 01/01/14	15,480

		20,388

	California — 18.9%
3,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/18	3,042
	California Health Facilities Financing Authority, Marshall Medical Center,
2,200	Series A, Rev., 5.000%, 11/01/14	2,061
2,000	Series A, Rev., 5.000%, 11/01/14	1,790
2,000	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18	2,134
2,750	California State Public Works Board, Department of Corrections, Series C, Rev., 5.500%, 12/01/13	2,760
3,000	California State Public Works Board, Department of Mental Health, Coalinga State
	Hospital, Series A, Rev., 5.500%, 06/01/14	3,018
	California State University, Systemwide,
5,915	Series A, Rev., NATL-RE, FGIC, 5.000%, 05/01/13	5,696
2,850	Series C, Rev., NATL-RE, 5.000%, 11/01/15	2,969
4,000	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home, Rev., 5.250%, 11/15/13	3,868
350	Chico Public Financing Authority, Merged Redevelopment Project, Tax Allocation, NATL-RE, 5.000%, 04/01/10	350
3,555	City of Oakland, Sewer System, Series A, Rev., FSA, 5.000%, 06/15/14	3,577
1,000	Fullerton University Foundation, Series A, Rev., NATL-RE, 5.750%, 07/01/10	1,003
8,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, Rev., 5.750%, 06/01/17	5,308
325	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	361
2,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	1,788
2,500	Los Angeles Department of Water & Power System, Sub Series A-1,Rev., 5.250%, 07/01/18	2,527
3,080	Los Angeles Harbor Department, Rev., 7.600%, 10/01/18 (p)	3,845
5,000	Los Angeles Unified School District, Series D, GO, 5.000%, 07/01/19	4,862
10,000	Los Angeles Unified School District, Election of 1997, Series E, GO, NATL-RE, 5.125%, 07/01/12 (p)	11,138
6,000	Metropolitan Water District of Southern California, Series A, Rev., 5.000%, 07/01/17	6,173
	Orange County Development Agency, Santa Ana Heights Project Area, Tax Allocation,
1,265	AMBAC, 5.250%, 09/01/13	1,311
2,120	AMBAC, 5.250%, 09/01/13	2,167
1,805	Pomona Public Financing Authority, Merged Redevelopment, Unrefunded Balance, Series AH, Rev., AMBAC, 5.250%, 02/01/13	1,881
50	Pomona Unified School District, Series A, GO, NATL-RE, 6.100%, 02/01/20	55
2,555	San Bernardino Joint Powers Financing Authority, Tax Allocation, Series A, FSA, 5.750%, 10/01/25	2,758
7,500	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 05/15/19	7,462
160	San Mateo County Transportation District, Series A, Rev., NATL-RE, 5.250%, 06/01/19	180
4,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., NATL-RE, 6.250%, 07/01/24	4,915
6,765	Saugus Union School District, Capital Appreciation, GO, NATL-RE, FGIC, Zero Coupon, 08/01/22	3,400
	South Orange County Public Financing Authority, Foothill Area, Special Tax,
4,740	Series A, NATL-RE, FGIC, 5.250%, 08/15/14	4,865
3,880	Series A, NATL-RE, FGIC, 5.250%, 08/15/14	3,921
	State of California,
5,000	GO, 5.000%, 08/01/13	4,605
3,000	GO, 5.250%, 02/01/13	3,093
20	GO, XLCA-ICR, 5.000%, 02/01/12 (p)	22
5,500	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/11	5,707
4,980	State of California, Unrefunded Balance, GO, XLCA-ICR, 5.000%, 02/01/12	5,041
	State of California, Various Purpose,
5,000	GO, 6.000%, 04/01/19	5,134
10,000	GO, 6.500%, 04/01/19	10,870
4,550	Sweetwater Union High School District, Special Tax, Series A, FSA, 5.000%, 09/01/15	4,517
2,060	University of California, Series G, Rev., NATL-RE, FGIC, 5.000%, 05/15/13	2,120
6,710	University of California, Multiple Purpose Project, Series Q, Rev., FSA, 5.000%, 09/01/11 (p)	7,366

		149,660

	Colorado — 3.2%
3,550	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (m) (p)	2,839
5,000	Arapahoe County School District No. 6-Littleton, GO, NATL-RE, FGIC, 5.250%, 12/01/12	5,339
	Colorado Water Resources & Power Development Authority,
1,000	Series A, Rev., AGC, 5.125%, 12/01/18	1,021
1,000	Series A, Rev., AGC, 5.250%, 12/01/18	1,009
	Denver City & County, Airport,
1,600	Series A, Rev., AMBAC, 6.000%, 11/15/10	1,630
5,295	Series D, Rev., AMBAC-TCRS, 7.750%, 11/15/13	5,696
2,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14	2,258
10,000	E-470 Public Highway Authority, Capital Appreciation, Series B, Rev., NATL-RE, Zero Coupon, 09/01/22	3,743
1,500	University of Colorado, Series A, Rev., 5.375%, 06/01/19	1,546

		25,081

	Connecticut — 0.0% (g)
80	Connecticut State Health & Educational Facility Authority, Eastern Connecticut Health,
	Series A, Rev., RADIAN, 6.375%, 07/01/10 (p)	86

	Delaware — 0.8%
5,000	Delaware State EDA, Osteopathic Hospital Association, Series A, Rev., 6.900%, 01/01/18 (p)	6,212

	District of Columbia — 1.5%
3,965	District of Columbia, Series B, GO, NATL-RE, 6.000%, 06/01/19	4,519
6,950	District of Columbia, George Washington University, Series A, Rev., NATL-RE, 6.000%, 09/15/09	7,113

		11,632

	Florida — 3.5%
3,750	City of Lakeland, Electric & Water System, First Lien, Series B, Rev., FSA, 6.050%, 10/01/14	4,281
5,000	Highlands County Health Facilities Authority, Adventist Sunbelt, Series A, Rev., 6.000%, 11/15/11 (p)	5,546
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., NATL-RE, FGIC, 6.000%, 10/01/18	3,660
2,415	Hillsborough County, Parks & Recreation Program, GO, NATL-RE, 5.250%, 07/01/25	2,764
	Orange County, Health Facilities Authority,
3,760	Series A, Rev., NATL-RE, 6.250%, 10/01/12 (p)	4,256
1,580	Series C, Rev., NATL-RE, 6.250%, 10/01/12 (p)	1,830
680	Orange County, Health Facilities Authority, Unrefunded Balance, Series C, Rev., NATL- RE, 6.250%, 10/01/12	719
5,000	Port St. Lucie, Rev., AGC, 5.000%, 09/01/18 (w)	4,869

		27,925

	Georgia — 4.4%
10,000	Dalton Development Authority, Hamilton Health Care System, Rev., NATL-RE, 5.500%, 08/15/26 (k)	9,011
10,485	Metropolitan Atlanta Rapid Transit Authority, Series P, Rev., AMBAC, 6.250%, 07/01/20	12,195
	Municipal Electric Authority of Georgia,
4,500	Series BB, Rev., NATL-RE-IBC, 5.250%, 01/01/25	4,616
2,490	Series C, Rev., NATL-RE-IBC, 5.250%, 01/01/25	2,554
5,500	State of Georgia, Series B, GO, 6.000%, 03/01/12	6,181

		34,557

	Illinois — 5.0%
1,750	Chicago Public Building, Commission Building, Series A, Rev., NATL-RE, 7.000%, 01/01/20 (p)	2,273
1,480	Cook County Community High School District No. 219-Niles Township, GO, FGIC, 8.000%, 12/01/15 (p)	1,987
2,510	Cook County Community High School District No. 219-Niles Township, Unrefunded Balance, GO, NATL-RE, FGIC, 8.000%, 12/01/15	3,251
3,945	Illinois Health Facilities Authority, Revolving Fund, Series A, Rev., VAR, 5.500%, 08/01/11	4,115
7,000	Metropolitan Pier & Exposition Authority, McCormick Plan Expansion Project, Rev., NATL-RE, FGIC, 5.500%, 12/15/09	7,163
	Regional Transportation Authority,
2,425	Rev., NATL-RE, 6.250%, 07/01/15	2,886
6,000	Rev., NATL-RE, 6.500%, 07/01/30	7,349
4,000	Series D, Rev., NATL-RE, FGIC, 7.750%, 06/01/19	5,093
4,725	State of Illinois, Series P, Rev., 6.500%, 06/15/22	5,735

		39,852

	Indiana — 2.5%
1,550	Beech Grove School Building Corp., First Mortgage, Rev., NATL-RE, 6.250%, 07/05/16	1,784
3,000	Indiana Municipal Power Agency Supply System, Series B, Rev., NATL-RE, 5.500%, 01/01/16	3,342
	Indiana Transportation Finance Authority, Highway,
8,750	Series A, Rev., 6.800%, 12/01/16	10,099
885	Series A, Rev., 7.250%, 06/01/15	936
3,115	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Airport
	Facility, Series A, Rev., 7.250%, 06/01/15	3,585

		19,746

	Kansas — 0.4%
3,050	Johnson County Unified School District 232, Series A, GO, FSA, 5.250%, 09/01/15	3,250

	Kentucky — 0.5%
4,090	Louisville & Jefferson County Metropolitan Sewer District, Series A, Rev., NATL-RE,
	FGIC, 5.625%, 11/15/09	4,189

	Louisiana — 2.0%
	St. Bernard Parish, Sales & Use Tax,
2,535	Rev., FSA, 5.000%, 03/01/14	2,771
2,445	Rev., FSA, 5.000%, 03/01/14	2,650
2,760	Rev., FSA, 5.000%, 03/01/14	2,966
1,505	Rev., FSA, 5.000%, 03/01/14	1,604
2,885	Rev., FSA, 5.000%, 03/01/14	3,061
	State of Louisiana, Gas & Fuels Tax,
2,000	Series A, Rev., AMBAC, 5.375%, 06/01/12	2,095
1,040	Series A, Rev., AMBAC, 5.375%, 06/01/12	1,083

		16,230

	Maine — 0.8%
	Maine Turnpike Authority,
2,995	Rev., 6.000%, 07/01/19	3,230
2,680	Rev., 6.000%, 07/01/19	2,881

		6,111

	Massachusetts — 0.8%
2,250	Massachusetts Port Authority, Series B, Rev., AMT, FSA, 5.500%, 07/01/09	2,276
1,495	Massachusetts School Building Authority, Series A, Rev., AMBAC, 5.000%, 08/15/17	1,512
1,975	Massachusetts State College Building Authority, Series A, Rev., Commonwealth GTD, 7.500%, 05/01/14	2,305

		6,093

	Minnesota — 0.1%
535	Minnesota Housing Finance Agency, Rental Housing, Series D, Rev., NATL-RE, 5.900%, 06/29/09	537

	Mississippi — 1.2%
7,940	Mississippi Development Bank Special Obligation, Gulfport Water & Sewer Project, Rev., FSA, 6.000%, 07/01/12 (p)	9,198

	Missouri — 0.5%
1,105	City of Sikeston, Electric, Rev., NATL-RE, 6.000%, 06/01/16	1,161
1,505	Jackson County, Public Building Corp., Capital Improvements Project, Rev., 5.000%, 12/01/13	1,535
1,000	University of Missouri, Curators University, Series B, Rev., 5.000%, 11/01/13	1,093

		3,789

	Montana — 0.9%
	City of Helena,
400	COP, 5.000%, 01/01/19	412
500	COP, 5.150%, 01/01/19	509
890	Montana State Board of Regents, Higher Education, Series H, Rev., AMBAC, 5.000%, 11/15/14	946
	Montana State Board of Regents, Higher Education, Montana State University,
1,215	Series I, Rev., AMBAC, 5.000%, 11/15/14	1,261
2,500	Series I, Rev., AMBAC, 5.000%, 11/15/14	2,631
1,210	Series I, Rev., AMBAC, 5.000%, 11/15/14	1,265

		7,024

	Nevada — 1.5%
5,000	Clark County School District, Series A, GO, NATL-RE, 7.000%, 06/01/11	5,457
6,000	Truckee Meadows Water Authority, Series A, Rev., FSA, 5.000%, 07/01/11 (p)	6,491

		11,948

	New Jersey — 2.1%
5,000	New Jersey Housing & Mortgage Finance Agency, Series AA, Rev., 6.375%, 10/01/18	5,463
25,000	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems, Series A, Rev., Zero Coupon, 12/15/36	4,397
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
1,000	Series A, Rev., 5.750%, 06/15/15 (p)	1,202
5,000	Series C, Rev., NATL-RE, 5.250%, 06/15/15 (p)	5,869

		16,931

	New Mexico — 0.4%
3,030	Los Alamos County, Utilities, Series A, Rev., FSA, 5.000%, 07/01/13	3,281

	New York — 17.4%
4,895	Long Island Power Authority, Series A, Rev., 5.500%, 04/01/19	5,329
3,000	Metropolitan Transportation Authority, Series A, Rev., 5.125%, 07/01/12	3,037
	New York City,
6,040	Series A, GO, 6.000%, 05/15/10 (p)	6,421
7,885	Series F, GO, 6.000%, 01/15/13 (p)	9,146
2,000	New York City Municipal Water Finance Authority, Second Generation Resolution, Sewer, Series DD, Rev., 5.000%, 06/15/12	1,985
565	New York City Municipal Water Finance Authority, Unrefunded Balance, Series B, Rev., 6.000%, 06/15/10	597
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year2009, Series A, Rev., 5.750%, 06/15/18	5,362
	New York City Transitional Finance Authority, Future Tax Secured,
640	Series B, 5.500%, 02/01/11 (p)	695
17,000	Series C, Rev., 5.500%, 05/01/10 (p)	17,961
890	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance, Series B, Rev., 5.500%, 02/01/11	952
	New York City, Unrefunded Balance,
9,255	GO, 6.000%, 01/15/13	10,248
745	Series A, GO, 6.000%, 05/15/10	783
	New York Municipal Bond Bank Agency,
1,900	Series C, Rev., 5.250%, 06/01/13	1,966
2,000	Series C, Rev., 5.250%, 06/01/13	2,069
5,000	New York State Dormitory Authority, City University System, CONS, Series A, Rev., FSA-CR, 5.750%, 07/01/13	5,307
	New York State Environmental Facilities Corp., Revolving Funds, Municipal Water Project,
9,345	Series D, Rev., 5.375%, 06/15/12	10,056
7,270	Series E, Rev., 5.375%, 06/15/12	7,923
7,135	Series E, Rev., 5.375%, 06/15/12	7,661
26,000	Port Authority of New York & New Jersey, CONS, 93rd Series, Rev., 6.125%, 06/01/24	28,916
10	Rome City School District, GO, NATL-RE, FGIC, 5.000%, 06/15/12	11
	Tobacco Settlement Financing Corp.,
3,000	Series B-1C, Rev., 5.500%, 06/01/13	3,096
3,000	Series B-1C, Rev., 5.500%, 06/01/13	3,083
3,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A-1, Rev., 5.500%, 06/01/13	3,128
2,000	Triborough Bridge and Tunnel Authority, Series C, Rev., 5.000%, 11/15/18	2,020

		137,752

	North Carolina — 0.0% (g)
25	North Carolina Housing Finance Agency, Single Family Mortgage, Series FF, Rev., AMT, FHA, 6.250%, 06/29/09	25

	North Dakota — 1.3%
4,325	City of Bismarck, Healthcare Facilities, St. Alexius Medical Center, Series A, Rev., FSA, 5.250%, 06/29/09	4,420
5,000	Mercer County, Antelope Valley Station, Rev., AMBAC, 7.200%, 06/30/13	5,540

		9,960

	Ohio — 1.9%
1,500	Chillicothe City School District, School Improvement, GO, FGIC, 5.250%, 12/01/14 (p)	1,756
3,000	Lucas County Hospital, Promedica Healthcare Obligation Group, Rev., AMBAC, 5.625%, 11/15/09	3,047
	Richland County, Correctional Facilities Improvement,
500	GO, AGC, 5.875%, 12/01/18	552
400	GO, AGC, 6.000%, 12/01/18	438
250	GO, AGC, 6.125%, 12/01/18	269
400	GO, AGC, 6.125%, 12/01/18	429
	RiverSouth Authority, Riverfront Area Redevelopment,
2,080	Series A, Rev., 5.250%, 06/01/14	2,241
1,255	Series A, Rev., 5.250%, 06/01/14	1,346
1,000	Series A, Rev., 5.250%, 06/01/14	1,066
1,025	Series A, Rev., 5.250%, 06/01/14	1,088
	Toledo-Lucas County, Port Authority, Northwest Ohio Bond Fund,
665	Series A, Rev., 6.000%, 05/15/11 (p)	661
1,650	Series C, Rev., LOC: Fifth Third Bank, 6.375%, 11/15/13	1,247
630	Toledo-Lucas County, Port Authority, Northwest Ohio Bond Fund, Woodsage Project, Series B, Rev., 5.400%, 05/15/14	570

		14,710

	Oklahoma — 0.0% (g)
105	Oklahoma Housing Finance Agency, Single Family Housing, Series B-2, Rev., AMT, GNMA/FNMA, 6.800%, 09/01/09	107
	Pennsylvania — 1.5%
2,375	Delaware River Port Authority of Pennsylvania & New Jersey, Rev., FSA, 5.625%,01/01/10	2,427
6,500	Pennsylvania IDA, Economic Development, Rev., AMBAC, 5.500%, 07/01/12	6,896
	Pennsylvania State University,
1,700	Series A, Rev., 5.000%, 03/01/19	1,857
1,000	Series A, Rev., 5.000%, 03/01/19	1,075

		12,255

	Puerto Rico — 1.3%
10,000	Puerto Rico Electric Power Authority, Series KK, Rev., NATL-RE, 5.500%, 07/01/15	10,497

	South Carolina — 4.6%
4,100	Georgetown County School District, GO, SCSDE, 5.750%, 03/01/11 (p)	4,441
9,515	Laurens County School District, No. 056, GO, AGC, SCSDE, 6.125%, 03/01/19	10,485
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.750%, 01/01/20 (p)	5,160
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	5,426
8,945	South Carolina Jobs & EDA, Palmetto Healthcare, Series C, Rev., 6.875%, 08/01/13 (p)	10,604

		36,116

	South Dakota — 0.9%
2,651	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	3,018
	Heartland Consumers Power District, Electric,
1,285	Rev., 7.000%, 01/01/16 (p)	1,481
2,500	Rev., FSA, 6.000%, 01/01/17	2,862

		7,361

	Texas — 7.2%
	Canyon Regional Water Authority, Wells Ranch Project,
4,435	Rev., AMBAC, 5.125%, 08/01/17	4,537
7,540	Rev., AMBAC, 5.125%, 08/01/17	7,572
445	City of Austin, Certificates of Obligation, GO, NATL-RE, 5.000%, 09/01/14	490
6,000	City of Brownsville, Priority Refunding, Utilities, Rev., NATL-RE, 6.250%, 09/01/14 (p)	6,660
	City of Carrollton,
520	GO, 4.000%, 08/15/19	533
1,170	GO, 5.000%, 08/15/19	1,297
535	GO, 5.000%, 08/15/19	572
2,200	City of Forney, Independent School District, School Building, Series A, GO, PSF-GTD, 5.750%, 08/15/18	2,385
4,250	City of San Antonio, Electric & Gas, Rev., 5.000%, 02/01/17 (p)	4,682
1,550	Clear Creek Independent School District, School Improvement, GO, 5.250%, 02/15/18	1,647
5,000	Dallas Area Rapid Transit, Senior Lien, Rev., 5.250%, 12/01/18	5,057
3,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., NATL-RE, FGIC, 5.500%, 11/01/11	3,012
1,500	Harris County Health Facilities Development Corp., Children Hospital Project, Rev., 5.500%, 10/01/19 (p)	1,758
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18	3,771
5,000	Lower Colorado River Authority, Rev., 5.750%, 05/15/15	5,176
	Midtown Redevelopment Authority, Tax Allocation,
1,570	AMBAC, 5.000%, 01/01/15	1,599
1,650	AMBAC, 5.000%, 01/01/15	1,668
5,000	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/16	4,836

		57,252

	Utah — 0.0% (g)
25	Utah Housing Finance Agency, Single Family Mortgage, Senior Issue, Series A-2, Rev.,
	FHA, VA MTGS, 6.250%, 06/29/09	25

	Virginia — 0.5%
	City of Lynchburg Public Improvement,
1,105	GO, 5.000%, 06/01/14	1,236
1,035	GO, 5.000%, 06/01/14	1,147
1,205	GO, 5.000%, 06/01/14	1,322

		3,705

	Washington — 3.1%
7,000	Energy Northwest Electric, Columbia Generating Station, Series B, Rev., NATL-RE, 5.500%, 07/01/09	7,028
5,000	Energy Northwest Electric, Project No. 1, Series A, Rev., NATL-RE, 5.500%, 07/01/12	5,404
50	Energy Northwest, Public Power Supply System, Nuclear Project No. 1, Series B, Rev., 7.250%, 07/01/09 (p)	50
15	Energy Northwest, Public Power Supply System, Nuclear Project No. 1, Unrefunded Balance, Series B, Rev., 7.250%, 07/01/09 (p)	15
6,500	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., FSA, 5.000%, 08/15/18	6,110
5,430	Western Washington University, Housing & Dining, Junior Lien, Series A, Rev., AMBAC, 5.500%, 10/01/22	6,194

		24,801

	Wisconsin — 0.1%
330	Wisconsin Health & Educational Facilities Authority, Froedert & Community, Rev., 5.625%, 10/01/11 (p)	367
	Wisconsin Health & Educational Facilities Authority, Froedert & Community, Unrefunded Balance,
370	Rev., 5.625%, 10/01/11	403

		770

	Total Long-Term Investments (Cost $727,131)	761,095

SHARES

	Short-Term Investment — 2.1%
	Investment Company — 2.1%
16,736	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.290% (b) (l) (m) (Cost $16,736)	16,736

	Total Investments — 98.2%
	(Cost $743,867)	777,831
	Other Assets in Excess of Liabilities — 1.8%	13,899

	NET ASSETS — 100.0%	$791,730

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Short Futures Outstanding
(180)	U.S. Treasury Bonds	09/30/09	$(21,178)	$(155)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICR	—	Insured Custodial Receipts
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

(w)	When-issued security.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,799
Aggregate gross unrealized depreciation	(8,835)

Net unrealized appreciation/depreciation	$33,964

Federal income tax cost of investments	$743,867

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•         Level 1 – quoted prices in active markets for identical securities

•         Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 16,736	$ -	$ (155)
Level 2 – Other significant observable inputs	761,095	-	-
Level 3 – Significant unobservable inputs	-	-	-
Total	$777,831	$ -	$ (155)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 90.1%
	U.S. Government Agency Securities — 26.6%
	Federal Farm Credit Bank,
20,000	3.625%, 07/15/11	20,997
24,000	3.875%, 06/04/12	25,451
9,745	4.000%, 05/21/13	10,308
25,000	4.350%, 09/02/14	26,457
20,000	4.500%, 10/17/12	21,589
40,000	5.375%, 07/18/11	43,394
360	6.200%, 11/30/09	370
500	6.270%, 01/26/16	573
855	6.900%, 09/01/10	917
	Federal Home Loan Bank System,
5,000	2.250%, 04/13/12	5,072
9,400	5.310%, 12/28/12	10,409
675	6.200%, 06/02/09	675
1,000	6.500%, 11/13/09	1,027
100	7.030%, 07/14/09	101
690	7.375%, 02/12/10	722
1,344	New Valley Generation I, 7.299%, 03/15/19	1,475
5,127	New Valley Generation II, Series 2001, 5.572%, 05/01/20	5,409

	Total U.S. Government Agency Securities (Cost $166,367)	174,946

	U.S. Treasury Obligations — 63.5%
	U.S. Treasury Inflation Indexed Notes,
20,000	2.000%, 04/15/12	21,712
85,000	2.375%, 04/15/11	93,652
	U.S. Treasury Notes,
10,410	1.750%, 11/15/11	10,563
70,000	2.750%, 10/31/13	71,925
40,000	4.000%, 08/31/09	40,372
5,500	4.000%, 04/15/10	5,671
1,000	4.375%, 08/15/12	1,089
40,000	4.625%, 08/31/11	43,194
81,000	4.625%, 10/31/11	87,777
4,000	4.750%, 02/15/10	4,122
14,860	4.750%, 03/31/11	15,922
20,000	4.750%, 01/31/12	21,861

	Total U.S. Treasury Obligations (Cost $406,987)	417,860

	Total Long-Term Investments (Cost $573,354)	592,806

SHARES

	Short-Term Investments — 9.5%
	Investment Companies — 9.5%
62,097	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.240% (b) (l) (Cost $62,097)	62,097

	Total Short-Term Investments (Cost $62,097)	62,097

	Total Investments — 99.6% (Cost $635,451)	654,903
	Other Assets in Excess of Liabilities — 0.4%	2,794

	NET ASSETS — 100.0%	$657,697

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of May 31, 2009.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,482
Aggregate gross unrealized depreciation	(30)

Net unrealized appreciation/depreciation	$19,452

Federal income tax cost of investments	$635,451

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 62,097	$ —
Level 2 – Other significant observable inputs	592,806	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 654,903	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Ultra Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL
AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 83.9%
		Asset-Backed Securities — 12.1%
5,152		Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 4.460%, 01/25/34	3,322
644		ACE Securities Corp., Series 2001-HE1, Class M1, VAR, 1.816%, 11/20/31 (f)	515
4,356		Ameriquest Mortgage Securities, Inc., Series 2003-7, Class M1, VAR, 1.159%, 08/25/33	2,552
		Amortizing Residential Collateral Trust,
127		Series 2002-BC4, Class A, VAR, 0.599%, 07/25/32	84

3,154		Series 2002-BC6, Class M1, VAR, 1.434%, 08/25/32	1,672

7,375		Series 2002-BC9, Class M1, VAR, 1.959%, 12/25/32	3,522
		Amresco Residential Securities Mortgage Loan Trust,
30		Series 1997-1, Class M1A, VAR, 0.819%, 03/25/27	30
652		Series 1997-2, Class M1A, VAR, 0.864%, 06/25/27	555
2,555		Series 1998-1, Class M1A, VAR, 0.954%, 01/25/28	1,858
2,685		Series 1998-3, Class M1A, VAR, 0.939%, 09/25/28	1,670
4,039		Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M2, VAR, 2.094%, 12/15/33	2,892
		Bear Stearns Asset Backed Securities Trust,
6,103		Series 2003-SD1, Class A, VAR, 0.759%, 12/25/33	4,154
9,348		Series 2005-CL1, Class M1, VAR, 0.939%, 09/25/34	451
4,000		Series 2005-HE1, Class M2, VAR, 1.139%, 01/25/35	1,331
683		Centex Home Equity, Series 2002- A, Class MV1, VAR, 1.159%,01/25/32	131
		Countrywide Asset-Backed Certificates,
340		Series 2002-1, Class A, VAR, 0.869%, 08/25/32	159
339		Series 2002-BC1, Class A, VAR, 0.969%, 04/25/32	146
404		Series 2002-BC2, Class A, VAR, 0.849%, 04/25/32	228
85		Series 2003-BC2, Class 2A1, VAR, 0.909%, 06/25/33	48
3,178		Series 2003-BC5, Class M1, VAR, 1.359%, 09/25/33	1,427
949		Series 2004-2, Class M4, VAR, 1.309%, 05/25/34	431
1,433		Series 2004-S1, Class M2, SUB, 5.084%, 02/25/35	650
		Countrywide Home Equity Loan Trust,
3,671		Series 2004-A, Class A, VAR, 0.564%, 04/15/30	1,765
2,216		Series 2005-E, Class 2A, VAR, 0.564%, 11/15/35	584
9,459		Series 2005-M, Class A1, VAR, 0.584%, 02/15/36	2,282
7,000		Series 2006-A, Class M2, VAR, 0.764%, 04/15/32	31
		First Franklin Mortgage Loan Asset Backed Certificates,
530		Series 2002-FF1, Class M1, VAR, 1.359%, 04/25/32	138
2,320		Series 2002-FF4, Class M1, VAR, 1.884%, 02/25/33	179
1,106		Series 2003-FFH1, Class M2, VAR, 2.934%, 09/25/33	49
2,062		Series 2004-FF8, Class M4, VAR, 1.379%, 10/25/34 (f)	721
5,000		Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.799%,07/25/35	1,307
1,230		Greenpoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.524%, 09/15/30	631
791		Irwin Home Equity Corp., Series 2004-1, Class 1A1, VAR, 0.629%,12/25/24	327
237		Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%,05/25/28	232
5,000		Long Beach Mortgage Loan Trust, Series 2006-6, Class M2, VAR, 0.609%, 07/25/36	10
		Morgan Stanley ABS Capital I,
4,339		Series 2003-NC6, Class M1, VAR, 1.509%, 06/25/33
			2,453
7,500		Series 2005-WMC4, Class M5, VAR, 0.959%, 04/25/35 (f)	900
490		New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 0.709%, 11/25/33	178
2,478		Option One Mortgage Loan Trust, Series 2002-4, Class M1, VAR, 1.209%, 07/25/32	1,346
842		Residential Asset Mortgage Products, Inc., Series 2003-RS2, Class AII, VAR, 0.989%, 03/25/33	374
		Residential Asset Securities Corp.,
1,069		Series 2003-KS4, Class MI2, SUB, 5.010%, 06/25/33	271
1,354		Series 2005-EMX4, Class A2, VAR, 0.569%, 11/25/35	1,092
		Residential Funding Mortgage Securities II, Inc.,
1,757		Series 2001-HI2, Class AI7, SUB, 6.940%, 04/25/26	1,277
1,635		Series 2001-HI4, Class A7, SUB, 6.740%, 10/25/26	1,083
466		Series 2003-HS1, Class AII, VAR, 0.599%, 12/25/32	250
234		Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 1.009%, 04/25/33	131
349		Structured Asset Securities Corp., Series 2002-HF1, Class A, VAR, 0.599%, 01/25/33	211
530		Wachovia Asset Securitization, Inc., Series 2002-HE1, Class A, VAR, 0.679%, 09/27/32	257

		Total Asset-Backed Securities(Cost $120,950)	45,907

		Collateralized Mortgage Obligations —62.6%
		Agency CMO — 24.7%
2,123		Federal Home Loan Mortgage Corp. - Government National Mortgage Class S, IF, IO, 8.649%, 10/25/22 Association, Series 1,	246
		Federal Home Loan Mortgage
		Corp. REMICS,
66		Series 1071, Class F, VAR, 1.325%, 04/15/21	65
76		Series 1343, Class LA, 8.000%,08/15/22	85
63		Series 1370, Class JA, VAR, 1.525%, 09/15/22	63
58		Series 1379, Class W, VAR, 2.580%, 10/15/22	59
11		Series 1508, Class KA, VAR, 2.227%, 05/15/23	10
73		Series 1607, Class SA, IF, 18.894%, 10/15/13	86
1,016		Series 1689, Class M, PO, 03/15/24	855
438		Series 1771, Class PK, 8.000%,02/15/25	438
782		Series 1974, Class ZA, 7.000%,07/15/27	838
137		Series 1981, Class Z, 6.000%,05/15/27	146
10		Series 2006, Class I, IO, 8.000%,10/15/12	1
570		Series 2033, Class PR, PO, 03/15/24	501
74		Series 2261, Class ZY, 7.500%,10/15/30	77
48		Series 2289, Class NA, VAR, 11.912%, 05/15/20	54
315		Series 2338, Class FN, VAR, 0.844%, 08/15/28	311
574		Series 2416, Class SA, IF, 14.930%, 02/15/32	627
365		Series 2416, Class SH, IF, 15.330%, 02/17/32	414
156		Series 2477, Class FZ, VAR, 0.894%, 06/15/31	154
400		Series 2517, Class FE, VAR, 0.844%, 10/15/09	399
7,847		Series 2628, Class IP, IO, 4.500%,10/15/16	186
10,178		Series 2649, Class FK, VAR, 0.894%, 07/15/33 (f)	9,465
3,497		Series 2661, Class FG, VAR, 0.794%, 03/15/17	3,439
1,465		Series 2666, Class OI, IO, 5.500%,12/15/18	18
3,295		Series 3085, Class VS, IF, 27.342%, 12/15/35	4,134
7,876		Series 3300, Class FA, VAR, 0.644%, 08/15/35	7,701
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
190		Series T-51, Class 1APO, PO, 09/25/42	153
2,639		Series T-54, Class 4A, VAR, 5.262%, 02/25/43	2,602
		Federal National Mortgage Association Grantor Trust,
1,462		Series 2001-T8, Class A1, 7.500%,07/25/41	1,605
3,508		Series 2002-T6, Class A4, VAR, 5.196%, 03/25/41	3,589
		Federal National Mortgage Association Interest STRIPS,
5,907		Series 343, Class 23, IO, 4.000%,10/01/18	503
8,955		Series 343, Class 27, IO, 4.500%,01/01/19	724
		Federal National Mortgage Association REMICS,
82		Series 1988-15, Class B, VAR, 0.894%, 06/25/18	81
7		Series 1989-77, Class J, 8.750%,11/25/19	8
2		Series 1989-89, Class H, 9.000%,11/25/19	3
215		Series 1990-64, Class Z, 10.000%,06/25/20	248
508		Series 1990-145, Class A, VAR, 3.304%, 12/25/20 (m)	491

243		Series 1991-142, Class PL, 8.000%, 10/25/21	271
316		Series 1991-156, Class F, VAR, 1.644%, 11/25/21	315
1		Series 1992-91, Class SQ, IF, HB, 9,166.250%, 05/25/22	132
693		Series 1992-112, Class GB, 7.000%, 07/25/22	757
11		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	1
276		Series 1992-200, Class FK, VAR, 2.927%, 11/25/22	274
296		Series 1993-27, Class S, IF, 9.236%, 02/25/23	291
595		Series 1993-110, Class H, 6.500%,05/25/23	633
73		Series 1993-119, Class H, 6.500%,07/25/23	78
587		Series 1993-146, Class E, PO, 05/25/23	504
270		Series 1993-165, Class FH, VAR, 1.494%, 09/25/23	272
1,321		Series 1993-179, Class FM, VAR, 2.877%, 10/25/23	1,312
206		Series 1994-62, Class PH, 6.900%,11/25/23	207
144		Series 1997-74, Class E, 7.500%,10/20/27	158
2,964		Series 2001-9, Class F, VAR, 0.585%, 02/17/31	2,905
1,027		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	132
4,804		Series 2002-77, Class FY, VAR, 0.709%, 12/25/17	4,747
7,856		Series 2003-17, Class FN, VAR, 0.609%, 03/25/18	7,735
369		Series 2003-21, Class FK, VAR, 0.709%, 03/25/33	363
10,759		Series 2003-34, Class BS, IF, IO, 7.341%, 05/25/22	837
2,453		Series 2003-60, Class SA, IF, IO, 7.341%, 07/25/21	170
4,650		Series 2003-60, Class SB, IF, IO, 7.341%, 07/25/21	321
2,156		Series 2003-72, Class JF, VAR, 0.709%, 08/25/33	2,105
4,694		Series 2004-17, Class BF, VAR, 0.659%, 01/25/34	4,596
207		Series G92-44, Class ZQ, 8.000%,07/25/22	227
3,096		Series G94-9, Class PJ, 6.500%,08/17/24	3,360
796		Series 2003-W1, Class 2A, 7.500%, 12/25/42	873
		Federal National Mortgage Association Whole Loan,
4,543		Series 2003-W15, Class 3A, VAR, 5.338%, 12/25/42 (m)	4,629
4,333		Series 2003-W4, Class 5A, VAR, 5.434%, 10/25/42	4,547
1,335		Series 2004-W2, Class 1A3F, VAR, 0.659%, 02/25/44	1,321
2,354		Series 2004-W2, Class 4A, VAR, 5.373%, 02/25/44	2,460
		Government National Mortgage Association,
1,889		Series 1999-27, Class ZA, 7.500%,04/17/29	2,067
53		Series 2000-35, Class F, VAR, 0.885%, 12/16/25	53
1,246		Series 2002-31, Class FC, VAR, 0.563%, 09/26/21	1,220
6,065		Series 2003-21, Class PI, IO, 5.500%, 06/20/32	414
49,386		Series 2003-59, Class XA, IO, VAR, 1.943%, 06/16/34 (f)	3,185

			93,851

		Non-Agency CMO — 37.9%
6,707		Banc of America Funding Corp., Series 2005-E, Class 5A1, VAR, 4.957%, 05/20/35	4,292
		Banc of America Mortgage Securities, Inc.,
156		Series 2003-5, Class 2A8, VAR, 0.759%, 07/25/18	113
5,624		Series 2005-A, Class 3A1, VAR, 5.048%, 02/25/35	4,166
1,723		Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class M1, VAR, 0.979%, 11/25/34	604
2,960		Cendant Mortgage Corp., Series 2003-8, Class 1A2, 5.250%,10/25/33	2,927
2,162		Chase Mortgage Finance Corp., Series 2003-S7, Class A4, VAR, 0.709%, 08/25/18	1,827
254		Citicorp Mortgage Securities, Inc., Series 1988-17, Class A1, VAR, 4.340%, 11/25/18	231
68		Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	68
3,742		Countrywide Alternative Loan Trust, Series 2004-33, Class 3A3, VAR, 4.709%, 12/25/34	2,532
		Countrywide Home Loan Mortgage Pass-Through Trust,
2,145		Series 2003-21, Class A1, VAR, 4.206%, 05/25/33	1,582
		10,000 Series 2003-49, Class A4, VAR, 4.279%, 12/19/33	9,615
788		Series 2004-HYB8, Class 1A1, VAR, 0.666%, 01/20/35	379
1,268		Series 2005-1, Class 1A2, VAR, 0.659%, 03/25/35	184
		CS First Boston Mortgage Securities Corp.,
88		Series 2002-AR2, Class 1B2, VAR, 4.709%, 02/25/32	28
4,486		Series 2003-AR24, Class 2A4, VAR, 4.607%, 10/25/33	3,863
761		Series 2004-5, Class 1A8, 6.000%,09/25/34	763
		First Horizon Alternative Mortgage Securities,
1,208		Series 2005-AA7, Class 1A2, VAR, 4.523%, 09/25/35	290
3,072		Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	2,591
2,291		First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, VAR, 4.920%, 02/25/35	2,012
		First Republic Mortgage Loan Trust,
262		Series 2000-FRB1, Class B1, VAR, 0.809%, 06/25/30	215
1,211		Series 2000-FRB2, Class A1, VAR, 0.594%, 11/15/30	983
7,697		GSAA Home Equity Trust, Series 2004-CW1, Class 1A1, 5.500%,04/01/34	6,262
8,972		GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%,09/25/34	7,658
		Impac CMB Trust,
3,070		Series 2004-3, Class 3A, VAR, 0.629%, 03/25/34	2,166
1,123		Series 2004-6, Class 1A2, VAR, 1.089%, 10/25/34	576
4,439		Series 2005-5, Class A1, VAR, 0.629%, 08/25/35	1,876
7,293		Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 5.664%, 03/25/37	4,043
1,437		JPMorgan Mortgage Trust, Series2003-A1, Class 1A1, VAR, 4.333%, 10/25/33	1,311
		MASTR Adjustable Rate Mortgages Trust,
11,604		Series 2003-5, Class 5A1, VAR, 4.127%, 10/25/33	10,257
607		Series 2004-7, Class 6A1, VAR, 0.749%, 08/25/34	276
3,192		Series 2004-13, Class 2A1, VAR, 4.375%, 04/21/34	2,811
4,500		Series 2004-13, Class 3A7B, VAR, 3.237%, 11/21/34	2,654
1,428		MASTR Seasoned Securities Trust, Series 2003-1, Class 3A2, VAR, 0.709%, 02/25/33	1,318
		Mellon Residential Funding Corp.,
2,353		Series 2001-TBC1, Class B1, VAR, 1.224%, 11/15/31	1,662
503		Series 2002-TBC1, Class B1, VAR, 1.344%, 09/15/30	397
251		Series 2002-TBC1, Class B2, VAR, 1.744%, 09/15/30	195
1,327		Series 2002-TBC2, Class B1, VAR, 1.194%, 08/15/32	997
468		Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	507
		MLCC Mortgage Investors, Inc.,
2,656		Series 2004-1, Class 2A3, VAR, 4.624%, 12/25/34	1,070
2,981		Series 2004-D, Class A1, VAR, 0.639%, 08/25/29	2,261
		Morgan Stanley Dean Witter Capital I,
1,259		Series 2003-HYB1, Class A4, VAR, 4.200%, 03/25/33	1,123
931		Series 2003-HYB1, Class B1, VAR, 4.250%, 03/25/33	360
		Morgan Stanley Mortgage Loan Trust,
1,655		Series 2004-5AR, Class 3A3, VAR, 3.885%, 07/25/34	745
6,500		Series 2004-5AR, Class 3A5, VAR, 3.885%, 07/25/34	3,886
3,455		Series 2004-11AR, Class 1A2A, VAR, 0.619%, 01/25/35	1,745
		Nomura Asset Acceptance Corp.,
1,040		Series 2003-A3, Class A1, SUB, 5.000%, 08/25/33	906
297		Series 2004-AR1, Class 5A1, VAR, 1.069%, 08/25/34	192
3,839		Series 2004-R3, Class AF, VAR, 0.759%, 02/25/35 (e)	2,669
250		Series 2005-AR1, Class 2A1, VAR, 0.589%, 02/25/35	200
		Residential Funding Mortgage Securities I,
4,500		Series 2005-SA2, Class 2A2, VAR, 4.954%, 06/25/35 (f)	2,565
3,071		Series 2006-SA4, Class 2A1, VAR, 6.116%, 11/25/36	1,840
13		Salomon Brothers Mortgage Securities VII, Inc., Series 2000- UP1, Class A2, 8.000%, 09/25/30	12
26		Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.250%,12/25/23	26
		Sequoia Mortgage Trust,
307		Series 11, Class A, VAR, 1.216%,12/20/32	255
765		Series 2003-3, Class A2, VAR, 2.214%, 07/20/33	541
		Structured Asset Mortgage Investments, Inc.,
2,693		Series 2002-AR2, Class A3, VAR, 0.828%, 07/19/32	1,925
488		Series 2004-AR1, Class 1A1, VAR, 0.678%, 03/19/34	276
		Structured Asset Securities Corp.,
3,274		Series 2003-8, Class 2A9, 0.809%,04/25/33	2,490
3,827		Series 2003-40A, Class 4A, VAR, 5.406%, 01/25/34	3,563
		WaMu Mortgage Pass-Through Certificates,
3,730		Series 2004-AR11, Class A, VAR, 4.538%, 10/25/34	3,144
6,938		Series 2004-AR14, Class A1, VAR, 4.224%, 01/25/35	6,154
8,513		Series 2004-AR3, Class A1, VAR, 3.151%, 06/25/34	7,185
6,148		Series 2006-AR12, Class 1A4, VAR, 6.051%, 10/25/36	3,767
926		Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS2, Class 2A1, 6.000%, 04/25/17	914
		Wells Fargo Mortgage Backed Securities Trust,
2,998		Series 2003-F, Class A1, VAR, 4.859%, 06/25/33	2,792
6,239		Series 2003-K, Class 1A2, VAR, 4.480%, 11/25/33	5,650
2,257		Series 2004-H, Class A2, VAR, 4.526%, 06/25/34	1,605

			144,092

		Total Collateralized Mortgage Obligations(Cost $288,687)	237,943

		Commercial Mortgage-Backed Securities — 2.6%
		Bayview Commercial Asset Trust,
1,443		Series 2004-3, Class A2, VAR, 0.729%, 01/25/35 (e)	944
5,139		Series 2005-2A, Class A2, VAR, 0.659%, 08/25/35 (e)	2,509
1,028		Series 2005-2A, Class M1, VAR, 0.739%, 08/25/35 (e)	453
3,031		Series 2007-3, Class A2, VAR, 0.599%, 07/25/37 (e) (f)	1,552
2,625		Series 2007-2A, Class A2, VAR, 0.629%, 07/25/37 (e)	1,345
1,313		Series 2007-2A, Class M4, VAR, 0.959%, 07/25/37 (e)	464
2,146		Bear Stearns Commercial Mortgage Securities, Series 2004- BA5A, Class E, VAR, 0.784%,09/15/19 (e)	2,023
1,024		FFCA Secured Lending Corp., Series 1999-1A, Class B2, VAR, 1.335%, 09/18/25 (e)	618

		Total Commercial Mortgage- Backed Securities(Cost $17,749)	9,908

		Corporate Bonds — 0.3%
		Capital Markets — 0.3%
6,355		Lehman Brothers Holdings, Inc., 5.884%, 02/17/15 (d) (i)	937

		Consumer Finance — 0.0% (g)
350		SLM Corp., Series CPI, VAR, 2.356%, 01/31/14	148

		Total Corporate Bonds (Cost $6,672)	1,085

		Mortgage Pass-Through Securities —6.3%
		Federal Home Loan Mortgage Corp.,
1,437		ARM, 4.058%, 01/01/23	1,459
–	(h)	ARM, 4.156%, 02/01/19	–	(h)
226		ARM, 4.260%, 01/01/27	226
297		ARM, 4.332%, 07/01/19	301
136		ARM, 4.351%, 04/01/24	137
541		ARM, 4.367%, 08/01/27	551
2,416		ARM, 4.417%, 04/01/32	2,442
505		ARM, 4.462%, 12/01/27 (m)	511
276		ARM, 4.515%, 02/01/23	278
122		ARM, 4.539%, 04/01/30	122
211		ARM, 4.586%, 12/01/26	215
488		ARM, 4.614%, 12/01/26	494
942		ARM, 4.634%, 07/01/30 (m)	958
119		ARM, 4.730%, 05/01/18	120
83		ARM, 4.783%, 06/01/22	84
17		ARM, 4.875%, 06/01/26 (m)	18
899		ARM, 4.905%, 01/01/23 (m)	902
51		ARM, 4.995%, 08/01/19	51
265		ARM, 5.012%, 07/01/28	269
32		ARM, 5.024%, 12/01/29	32
23		ARM, 5.095%, 12/01/21	23
23		ARM, 5.155%, 11/01/28	23
41		ARM, 5.157%, 06/01/25	42
79		ARM, 5.182%, 10/01/29	79
46		ARM, 5.280%, 11/01/27	47
237		ARM, 5.890%, 01/01/30	239
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
12		7.000%, 01/01/10 (m)	12
4		7.500%, 08/01/09 - 09/01/10	4
122		8.000%, 12/01/09 - 09/01/16	129
87		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	97
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
14		7.500%, 05/01/28	15
102		8.500%, 07/01/28	112
40		9.000%, 02/01/25	45
		Federal National Mortgage Association,
119		ARM, 3.130%, 05/01/18	121
113		ARM, 3.216%, 06/01/26	113
30		ARM, 3.499%, 06/01/18	31
214		ARM, 3.656%, 07/01/27	215
369		ARM, 3.689%, 07/01/20 (m)	367
29		ARM, 3.825%, 04/01/24	29
167		ARM, 3.835%, 12/01/20	167
141		ARM, 3.847%, 04/01/21	141
20		ARM, 3.871%, 05/01/29	20
708		ARM, 3.900%, 11/01/18	707
17		ARM, 4.076%, 07/01/25	17
961		ARM, 4.149%, 09/01/33	974
22		ARM, 4.250%, 03/01/17	22
1,609		ARM, 4.414%, 01/01/25	1,645
69		ARM, 4.416%, 03/01/38	70
2,201		ARM, 4.437%, 05/01/33	2,247
224		ARM, 4.454%, 01/01/31 (m)	227
108		ARM, 4.460%, 11/01/23	109
239		ARM, 4.736%, 03/01/29	241
670		ARM, 4.803%, 08/01/26	675
784		ARM, 4.891%, 02/01/34	794
558		ARM, 5.017%, 09/01/19	571
24		ARM, 5.087%, 11/01/21	24
39		ARM, 5.095%, 12/01/26	40
109		ARM, 5.200%, 07/01/30	111
37		ARM, 5.220%, 11/01/29	38
340		ARM, 5.367%, 03/01/15	341
287		ARM, 5.520%, 12/01/28	289
185		ARM, 5.692%, 11/01/30	189
68		ARM, 5.700%, 05/01/20	68
229		ARM, 5.826%, 05/01/31	239
189		ARM, 6.000%, 01/01/20	197
58		ARM, 7.775%, 05/01/30	60
–	(h)	Federal National Mortgage Association, 10 Year, Single Family, 4.500%, 01/01/13	–	(h)
		Federal National Mortgage Association, 15 Year, Single Family,
47		6.000%, 08/01/14	49
518		7.000%, 12/01/10 - 03/01/16 (m)	542
		Federal National Mortgage Association, 30 Year, Single Family,
44		7.000%, 03/01/27	48
117		7.250%, 09/01/22	128
352		7.500%, 08/01/10 - 10/01/30	382
48		8.000%, 11/01/27	54
105		8.500%, 08/01/17 - 10/01/24	113
73		9.000%, 08/01/21 - 08/01/25	82
		Federal National Mortgage Association, Other,
86		6.500%, 04/01/16	90
87		12.000%, 11/01/30	101
		Government National Mortgage Association II, 30 Year, Single Family,
152		7.250%, 08/20/22 - 11/20/22	164
195		7.400%, 10/20/21 - 03/20/22	210
34		7.500%, 10/20/23	37
38		7.850%, 12/20/21	41
151		8.000%, 07/20/25 - 08/20/26	166
		Government National Mortgage Association, 30 Year, Single Family,
126		7.000%, 06/15/24	137
60		8.000%, 10/15/27	68
64		9.000%, 11/15/24	69
494		9.500%, 07/15/25	542

		Total Mortgage Pass-Through Securities(Cost $23,899)	24,159

		Total Long-Term Investments(Cost $457,957)	319,002

SHARES

		Short-Term Investment — 16.0%
		Investment Company — 16.0%
		60,682 JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.560% (b) (l) (Cost $60,682)	60,682

		Total Investments — 99.9% (Cost $518,639)	379,684
		Other Assets in Excess of Liabilities — 0.1%	536

		NET ASSETS — 100.0%	$380,220

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2009.
CMO	—	Collateralized Mortgage Obligation
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2009. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2009.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers. (f) Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $18,903,000 which amounts to 5.0% of total investments.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,218
Aggregate gross unrealized depreciation	(141,173)

Net unrealized appreciation/depreciation	$(138,955)

Federal income tax cost of investments	$518,639

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 60,682	$ —
Level 2 – Other significant observable inputs	300,099	—
Level 3 – Significant unobservable inputs	18,903	—
Total	$ 379,684	$ —

* Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*

Balance as of 2/28/09	$ 5,390	$ —
Realized gain (loss)	82	—
Change in unrealized appreciation (depreciation)	779	—
Net amortization/accretion	— (a)	—
Net purchases (sales)	(3,828)	—
Net transfers in (out) of Level 3	16,480	—
Balance as of 05/31/09	$ 18,903	$ —

* Other financial instruments include futures, forwards and swap contracts.

Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

(a) Amount rounds to less than $1,000.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

	Corporate Note — 0.2%
	FDIC Guaranteed Securities — 0.2%
169,000	Citibank N.A., VAR, 1.282%, 06/30/09 (Cost $169,000)	169,000

	U.S. Government Agency Securities — 70.4%
	Federal Farm Credit Bank — 1.0%
136,000	DN, 2.010%, 11/13/09 (n)	134,772
150,000	VAR, 0.280%, 06/01/09	150,000
250,000	VAR, 0.340%, 06/26/09	249,998
250,000	VAR, 0.595%, 06/28/10	250,000
300,000	VAR, 0.680%, 06/09/09	300,000

		1,084,770

	Federal Home Loan Bank — 29.0%
217,000	0.870%, 01/26/10	216,872
122,000	0.960%, 02/04/10	121,910
683,400	1.050%, 02/23/10	682,825
250,000	2.250%, 10/02/09	249,033
319,000	2.560%, 08/04/09	319,975
150,000	2.600%, 06/17/09	150,000
447,000	2.645%, 08/07/09	447,877
150,000	2.650%, 06/04/09	149,998
150,000	2.650%, 07/02/09	149,999
288,000	3.125%, 06/19/09	288,013
458,700	3.750%, 01/08/10	465,804
155,000	5.000%, 12/11/09	157,700
400,000	5.250%, 09/11/09	404,895
213,815	DN, 0.070%, 06/01/09 (n)	213,815
175,000	DN, 0.150%, 06/19/09 (n)	174,976
1,627,500	DN, 0.150%, 06/24/09 (n)	1,627,300
984,000	DN, 0.150%, 06/26/09 (n)	983,885
500,000	DN, 0.160%, 06/09/09 (n)	499,964
763,000	DN, 0.170%, 06/03/09 (n)	762,985
328,000	DN, 0.186%, 06/10/09 (n)	327,985
620,554	DN, 0.200%, 07/29/09 (n)	620,368
385,000	DN, 0.200%, 07/31/09 (n)	384,872
98,705	DN, 0.200%, 08/19/09 (n)	98,662
250,000	DN, 0.200%, 08/21/09 (n)	249,887
475,000	DN, 0.240%, 09/28/09 (n)	474,293
250,000	DN, 0.260%, 06/29/09 (n)	249,949
1,000,000	DN, 0.270%, 07/02/09 (n)	999,768
700,000	DN, 0.280%, 07/09/09 (n)	699,793
320,000	DN, 0.290%, 07/14/09 (n)	319,884
250,000	DN, 0.310%, 08/20/09 (n)	249,828
648,000	DN, 0.320%, 06/08/09 (n)	647,960
685,000	DN, 0.331%, 07/13/09 (n)	684,736
417,550	DN, 0.337%, 06/02/09 (n)	417,546
56,274	DN, 0.341%, 06/18/09 (n)	56,265
275,000	DN, 0.351%, 10/21/09 (n)	274,620
420,000	DN, 0.362%, 10/01/09 (n)	419,486
150,000	DN, 0.371%, 07/01/09 (n)	149,954
437,000	DN, 0.381%, 10/30/09 (n)	436,303
466,000	DN, 0.451%, 09/23/09 (n)	465,336
1,297,000	DN, 0.451%, 09/25/09 (n)	1,295,123
390,000	DN, 0.461%, 10/06/09 (n)	389,367
500,000	DN, 0.502%, 01/26/10 (n)	498,340
368,500	DN, 0.512%, 01/12/10 (n)	367,325
530,000	DN, 0.592%, 08/24/09 (n)	529,271
450,000	DN, 0.592%, 08/25/09 (n)	449,373
218,000	DN, 0.602%, 08/26/09 (n)	217,688
202,000	DN, 0.705%, 04/22/10 (n)	200,724
251,000	DN, 0.705%, 04/23/10 (n)	249,409
385,000	DN, 0.705%, 04/26/10 (n)	382,537
393,600	DN, 1.133%, 12/04/09 (n)	391,322
475,000	DN, 1.833%, 11/20/09 (n)	471,142
130,000	VAR, 0.208%, 07/22/09	130,000
375,000	VAR, 0.243%, 06/27/09	374,982
340,000	VAR, 0.256%, 03/19/10	339,962
500,000	VAR, 0.279%, 06/13/09	500,000
850,000	VAR, 0.314%, 08/06/09	849,985
500,000	VAR, 0.320%, 06/10/09	500,000
270,000	VAR, 0.320%, 08/27/09	270,000
850,000	VAR, 0.340%, 08/07/09	849,969
428,900	VAR, 0.410%, 06/01/09	428,900
289,000	VAR, 0.570%, 06/01/09	289,000
250,000	VAR, 0.705%, 06/01/09	250,000
500,000	VAR, 0.790%, 06/01/09	500,000
275,000	VAR, 0.832%, 04/16/10	274,971
580,000	VAR, 0.845%, 02/05/10	580,000
1,785,000	VAR, 0.876%, 08/05/09	1,785,014
389,000	VAR, 0.890%, 02/23/10	389,000
200,000	VAR, 0.976%, 07/06/09	199,825
190,000	VAR, 1.000%, 06/01/09	190,000
72,420	VAR, 1.039%, 07/14/09	72,379

		30,510,929

	Federal Home Loan Mortgage Corp. — 20.7%
100,000	2.625%, 06/05/09	100,000
190,000	4.750%, 11/03/09	192,493
1,150,250	DN, 0.170%, 08/03/09 (n)	1,149,908
500,000	DN, 0.175%, 08/04/09 (n)	499,842
500,000	DN, 0.250%, 10/05/09 (n)	499,562
500,000	DN, 0.250%, 10/07/09 (n)	499,556
1,000,000	DN, 0.250%, 10/20/09 (n)	999,021
200,000	DN, 0.250%, 10/21/09 (n)	199,803
500,000	DN, 0.270%, 09/29/09 (n)	499,550
250,000	DN, 0.270%, 10/13/09 (n)	249,749
1,249,600	DN, 0.272%, 10/19/09 (n)	1,248,278
230,000	DN, 0.331%, 07/13/09 (n)	229,911
50,000	DN, 0.341%, 01/06/10 (n)	49,897
1,302,250	DN, 0.410%, 06/22/09 (n)	1,301,939
400,000	DN, 0.451%, 06/17/09 (n)	399,920
370,000	DN, 0.501%, 06/15/09 (n)	369,928
386,000	DN, 0.602%, 07/20/09 (n)	385,685
470,000	DN, 0.602%, 07/21/09 (n)	469,608
470,000	DN, 0.602%, 07/22/09 (n)	469,600
470,000	DN, 0.602%, 07/23/09 (n)	469,593
470,000	DN, 0.602%, 07/24/09 (n)	469,585
470,000	DN, 0.602%, 09/04/09 (n)	469,256
356,800	DN, 0.602%, 09/21/09 (n)	356,134
396,000	DN, 0.602%, 09/22/09 (n)	395,254
396,000	DN, 0.602%, 09/23/09 (n)	395,248
396,000	DN, 0.607%, 09/24/09 (n)	395,235
396,000	DN, 0.607%, 09/25/09 (n)	395,228
500,000	DN, 0.612%, 09/08/09 (n)	499,161
748,000	DN, 0.618%, 09/01/09 (n)	746,823
444,000	DN, 0.622%, 09/02/09 (n)	443,289
135,000	DN, 1.164%, 12/07/09 (n)	134,185
116,500	DN, 1.259%, 06/24/09 (n)	116,407
248,250	DN, 1.259%, 06/29/09 (n)	248,008
331,000	DN, 1.259%, 06/30/09 (n)	330,667
331,000	DN, 1.259%, 07/01/09 (n)	330,655
400,000	DN, 1.569%, 09/15/09 (n)	398,174
473,000	DN, 1.574%, 11/19/09 (n)	469,518
300,000	DN, 1.614%, 06/03/09 (n)	299,973
400,000	DN, 1.729%, 11/18/09 (n)	396,789
370,000	VAR, 0.305%, 06/18/09	370,000
900,000	VAR, 0.640%, 06/01/09	900,000
400,000	VAR, 0.740%, 06/01/09	400,000
1,010,000	VAR, 1.039%, 07/12/09	1,010,000
496,700	VAR, 1.211%, 07/07/09	496,516
500,000	VAR, 1.244%, 06/03/09	499,811
475,000	VAR, 1.354%, 06/09/09	474,899

		21,724,658

	Federal National Mortgage Association — 19.7%
160,000	3.100%, 02/04/10	162,802
450,000	5.375%, 08/15/09	454,150
427,902	Zero Coupon, 07/01/09 (n)	427,790
769,785	Zero Coupon, 08/03/09 (n)	769,381
400,000	DN, 0.150%, 07/13/09 (n)	399,930
500,000	DN, 0.180%, 07/06/09 (n)	499,913
494,250	DN, 0.180%, 07/07/09 (n)	494,161
300,000	DN, 0.180%, 08/05/09 (n)	299,902
1,300,250	DN, 0.185%, 07/01/09 (n)	1,300,050
725,000	DN, 0.200%, 10/01/09 (n)	724,509
500,000	DN, 0.250%, 08/10/09 (n)	499,757
500,000	DN, 0.250%, 08/11/09 (n)	499,753
550,000	DN, 0.250%, 08/12/09 (n)	549,725
525,000	DN, 0.290%, 08/18/09 (n)	524,670
525,000	DN, 0.290%, 08/19/09 (n)	524,666
275,000	DN, 0.290%, 08/20/09 (n)	274,823
475,000	DN, 0.290%, 08/21/09 (n)	474,690
1,420,000	DN, 0.294%, 08/28/09 (n)	1,418,982
482,300	DN, 0.300%, 08/26/09 (n)	481,954
100,000	DN, 0.341%, 01/04/10 (n)	99,795
750,000	DN, 0.442%, 02/22/10 (n)	747,562
960,000	DN, 0.451%, 06/05/09 (n)	959,952
135,000	DN, 0.451%, 09/25/09 (n)	134,804
831,000	DN, 0.608%, 07/02/09 (n)	830,566
500,000	DN, 0.622%, 09/09/09 (n)	499,139
500,000	DN, 1.309%, 06/04/09 (n)	499,946
250,000	VAR, 0.410%, 06/01/09	250,000
660,000	VAR, 0.410%, 06/01/09	659,838
500,000	VAR, 0.470%, 06/01/09	499,769
435,000	VAR, 0.500%, 06/01/09	434,549
1,234,000	VAR, 0.700%, 06/01/09	1,234,039
250,000	VAR, 0.904%, 08/08/09	249,964
963,000	VAR, 0.913%, 07/28/09	962,957
377,000	VAR, 0.966%, 08/05/09	376,840
950,000	VAR, 1.012%, 07/25/09	949,724
495,000	VAR, 1.052%, 07/21/09	495,000

		20,666,052

	Total U.S. Government Agency Securities (Cost $73,986,409)	73,986,409

	U.S. Treasury Obligations — 2.5%
	U.S. Treasury Bills — 2.5%
250,000	0.142%, 06/25/09 (n)	249,976
550,000	0.161%, 08/06/09 (n)	549,837
500,000	0.171%, 07/02/09 (n)	499,926
500,000	0.175%, 07/16/09 (n)	499,891
250,000	0.180%, 09/15/09 (n)	249,868
550,000	0.271%, 10/01/09 (n)	549,495

	Total U.S. Treasury Obligations (Cost $2,598,993)	2,598,993

	Repurchase Agreements — 27.9%
2,117,333	Bank of America Securities LLC, 0.180%, dated 05/29/09, due 06/01/09, repurchase price $2,117,365, collateralized by U.S. Government Agency Securities with a value of $2,159,680	2,117,333
3,000,000	Barclays Capital, Inc., 0.170%, dated 05/29/09, due 06/01/09, repurchase price $3,000,043, collateralized by U.S. Government Agency Securities with a value of $3,060,000	3,000,000
3,000,000	Barclays Capital, Inc., 0.190%, dated 05/29/09, due 06/04/09, repurchase price $3,000,047, collateralized by U.S. Government Agency Securities with a value of $3,060,000 (m)	3,000,000
4,000,000	Citibank N.A., 0.180%, dated 05/29/09, due 06/01/09, repurchase price $4,000,060, collateralized by U.S. Government Agency Securities with a value of $4,080,000	4,000,000
3,000,000	Credit Suisse First Boston Corp., 0.180%, dated 05/29/09, due 06/04/09, repurchase price $3,000,045, collateralized by U.S. Government Agency Securities with a value of $3,067,796	3,000,000
1,000,000	Credit Suisse First Boston Corp., 0.190%, dated 05/29/09, due 06/01/09, repurchase price $1,000,016, collateralized by U.S. Government Agency Securities with a value of $1,020,001	1,000,000
311,997	Deutsche Bank AG, 0.160%, dated 05/29/09, due 06/01/09, repurchase price $312,001, collateralized by U.S. Government Agency Securities with a value of $318,237	311,997
3,000,000	Deutsche Bank AG, 0.170%, dated 05/29/09, due 06/04/09, repurchase price $3,000,043, collateralized by U.S. Government Agency Securities with a value of $3,060,000	3,000,000
3,845,737	Deutsche Bank AG, 0.180%, dated 05/29/09, due 06/01/09, repurchase price $3,845,795, collateralized by U.S. Government Agency Securities with a value of $3,922,652	3,845,737
2,000,000	Goldman Sachs, 0.180%, dated 05/29/09, due 06/01/09, repurchase price $2,000,030, collateralized by U.S. Government Agency Securities with a value of $2,040,000	2,000,000
3,000,000	Morgan Stanley Co., Inc., 0.170%, dated 05/29/09, due 06/01/09, repurchase price $3,000,043, collateralized by U.S. Government Agency Securities with a value of $3,060,000	3,000,000
1,000,000	UBS Warburg LLC, 0.170%, dated 05/29/09, due 06/01/09, repurchase price $1,000,014, collateralized by U.S. Government Agency Securities with a value of $1,020,001	1,000,000

	Total Repurchase Agreements (Cost $29,275,067)	29,275,067

	Total Investments — 101.0%
	(Cost $106,029,469)*	106,029,469
	Liabilities in Excess of Other Assets — (1.0)%	(1,015,467)

	NET ASSETS — 100.0%	$105,014,002

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

*	The cost of securities is substantially the same for federal income tax purposes.

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ —	$ —
Level 2 – Other significant observable inputs	106,029,469	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 106,029,469	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

	U.S. Treasury Obligations — 51.4%
	U.S. Treasury Bills — 46.8%
125,000	0.075%, 07/09/09 (n)	124,990
350,000	0.150%, 08/06/09 (n)	349,881
2,300,000	0.169%, 06/11/09 (n)	2,299,841
125,000	0.175%, 07/16/09 (n)	124,973
650,000	0.199%, 08/13/09 (n)	649,738
500,000	0.205%, 06/25/09 (n)	499,932
825,000	0.215%, 10/01/09 (n)	824,400
4,936	0.230%, 09/17/09 (n)	4,931
440,000	0.298%, 10/29/09 (n)	439,454
1,000,000	0.337%, 07/02/09 (n)	999,710
250,000	0.397%, 10/08/09 (n)	249,645
50,000	0.431%, 09/03/09 (n)	49,944
200,000	0.446%, 09/10/09 (n)	199,750
200,000	0.498%, 04/01/10 (n)	199,162
300,000	0.623%, 11/19/09 (n)	299,117
100,000	0.654%, 03/11/10 (n)	99,489
345,000	0.689%, 12/17/09 (n)	343,693
950,000	0.703%, 10/22/09 (n)	947,363
1,973,500	0.799%, 06/04/09 (n)	1,973,369
500,000	1.068%, 07/30/09 (n)	499,131
225,000	1.332%, 06/24/09 (n)	224,810
270,000	1.920%, 08/27/09 (n)	268,771
250,000	1.979%, 09/24/09 (n)	248,451
85,000	0.306%, 11/27/09 (n)	84,871
200,000	0.327%, 11/05/09 (n)	199,716
300,000	0.518%, 05/06/10 (n)	298,545

		12,503,677

	U.S. Treasury Notes — 4.6%
100,000	3.125%, 11/30/09	101,383
50,000	4.000%, 06/15/09	50,052
250,000	4.000%, 08/31/09	251,963
825,000	4.625%, 07/31/09	830,895

		1,234,293

	Total U.S. Treasury Obligations (Cost $13,737,970)	13,737,970

	Repurchase Agreements — 48.6%
402,807	Bank of America, 0.160%, dated 05/29/09, due 06/01/09, repurchase price $402,812, collateralized by U.S. Treasury Securities with a value of $410,863	402,807
4,500,000	Barclays Capital, 0.170%, dated 05/29/09, due 06/01/09, repurchase price $4,500,064, collateralized by U.S. Treasury Securities with a value of $4,590,000 (m)	4,500,000
1,000,000	Credit Suisse First Boston Corp., 0.170%, dated 05/29/09, due 06/01/09, repurchase price $1,000,014, collateralized by U.S. Treasury Securities with a value of $1,020,001	1,000,000
1,088,003	Deutsche Bank AG, 0.160%, dated 05/29/09, due 06/01/09, repurchase price $1,088,018, collateralized by U.S. Treasury Securities with a value of $1,109,763	1,088,003
301,656	Goldman Sachs, 0.120%, dated 05/29/09, due 06/01/09, repurchase price $301,659, collateralized by U.S. Treasury Securities with a value of $307,689	301,656
4,000,000	HSBC Securities, Inc., 0.160%, dated 05/29/09, due 06/01/09, repurchase price $4,000,053, collateralized by U.S. Treasury Securities with a value of $4,080,001	4,000,000
1,000,000	Morgan Stanley Co., Inc., 0.160%, dated 05/29/09, due 06/01/09, repurchase price $1,000,013, collateralized by U.S. Treasury Securities with a value of $1,020,402	1,000,000
700,000	RBS Securities, Inc., 0.160%, dated 05/29/09, due 06/01/09, repurchase price $700,009, collateralized by U.S. Treasury Securities with a value of $714,002	700,000

	Total Repurchase Agreements (Cost $12,992,466)	12,992,466

	Total Investments — 100.0%
	(Cost $26,730,436)*	26,730,436
	Other Assets in Excess of Liabilities — 0.0% (g)	10,105

	NET ASSETS — 100.0%	$26,740,541

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(g)	Amount rounds to less than 0.01%

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

*	The cost of securities is substantially the same for federal income tax purposes.

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted prices	$ —	$ —
Level 2 – Other significant observable inputs	26,730,436	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 26,730,436	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan West Virginia Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 98.4%
	Municipal Bonds — 98.4%
	Arizona — 5.8%
1,000	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/17	1,088
1,000	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%,10/01/18	1,095
	Salt River Project Agricultural Improvement & Power District,
1,000	Series A, Rev., 5.000%, 01/01/18	1,120
500	Series A, Rev., 5.000%, 01/01/19	560
1,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/15	1,025

		4,888

	Colorado — 0.7%
500	University of Colorado, Enterprise Systems, Series A, Rev., 5.500%, 06/01/19	569

	Kansas — 3.3%
3,225	Labette County, Single Family Mortgage, Capital Accumulator Bonds, Rev., Zero Coupon, 12/01/14 (p)	2,783
	Tennessee — 1.1%

1,000	Tennessee Energy Acquisition Corp., Series C, Rev., 5.000%, 02/01/17	944

	Texas — 1.2%
1,000	State of Texas, College Student Loans, Series A, GO, 5.250%, 08/01/18	1,037

	Washington — 1.6%
1,300	King County, Sewer, Rev., FSA, 5.000%, 07/01/17	1,369

	West Virginia — 84.7%
525	Brooke Pleasants, Tyler & Wetzel Counties, Single Family Mortgage, Rev., 7.400%,08/15/10 (p)	565
390	City of Charleston, Building Commission, Center for Arts & Science Project, Rev., 5.300%, 06/01/09 (i)	385
1,120	City of Charleston, Urban Renewal Authority, Diamond Project, Series A, Rev., FSA, 5.750%, 12/15/09	1,165
1,000	City of Clarksburg, Capital Appreciation, Water Improvement, Rev., FSA-CR, RADIAN- IBCC, Zero Coupon, 09/01/11	960
	City of Fairmont, Waterworks,
790	Rev., NATL-RE, 5.300%, 06/29/09	792
925	Rev., NATL-RE, 5.500%, 06/29/09	928
1,430	City of Parkersburg, WaterWorks & Sewer System, Series A, Rev., NATL-RE, FGIC, 5.000%, 08/01/15 (i)	1,397
1,000	City of Wheeling, Waterworks & Sewer System, Rev., NATL-RE, FGIC, 5.400%,06/29/09 (i)	1,001
985	Harrison County, County Commission, Single Family Housing, Series A, SO, 6.250%,05/15/10 (p)	1,027
735	Jackson County, Residential Mortgage, Rev., FGIC, 7.375%, 06/01/10 (p)	785
3,260	Kanawha, Mercer & Nicholas Counties, Single Family Mortgage, Rev., Zero Coupon, 02/01/14 (p)	2,565
8,400	Kanawha-Putnam County, City of Huntington-Charleston, Single Family Housing, Compound Interest-1984, Series A, Rev., Zero Coupon, 12/01/16 (p)	6,526
1,065	Marion County, Single Family Mortgage, Rev., FGIC, PRIV MTGS, 7.375%, 08/01/11(p)	1,195
205	Marshall County, SO, 6.500%, 05/15/10 (p)	215
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/17	2,142
2,000	Raleigh, Fayette & Nicholas Counties, SO, 6.250%, 08/01/11 (p)	2,133
	State of West Virginia,
1,000	Series B, GO, AMT, NATL-RE, FGIC, 5.800%, 06/29/09	1,003
1,000	Series B, GO, AMT, NATL-RE, FGIC, 5.850%, 06/29/09	1,002
	State of West Virginia, Capital Appreciation, Infrastructure,
1,000	Series A, GO, NATL-RE, FGIC, Zero Coupon, 11/01/13	904
1,000	Series A, GO, NATL-RE, FGIC, Zero Coupon, 11/01/14	868
	State of West Virginia, Infrastructure,
2,000	GO, NATL-RE, FGIC, 5.000%, 11/01/14	2,248
1,075	Series B, GO, AMT, NATL-RE, FGIC, 5.750%, 11/01/12	1,152
1,000	State of West Virginia, State Roads, GO, NATL-RE, FGIC, 5.000%, 06/01/15	1,051
	West Virginia Commissioner of Highways, Surface Transportation Improvements,
500	Series A, Rev., FSA, 5.000%, 09/01/14	561
1,000	Series A, Rev., FSA, 5.000%, 09/01/15	1,128
1,000	West Virginia EDA, Capitol Parking Garage Project, Rev., AMBAC, 5.625%, 06/01/09	1,023
1,000	West Virginia EDA, Correctional Juvenile, Series A, Rev., NATL-RE, 5.500%, 06/01/12	1,074
700	West Virginia EDA, Pollution Control, Appalachian Power Co., Amos, Series C, Rev., 4.850%, 05/01/19	693
	West Virginia Higher Education Policy Commission, University Facilities,
1,500	Series A, Rev., NATL-RE, 5.000%, 04/01/12	1,615
1,050	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/14	1,094
1,000	West Virginia School Building Authority, Rev., 5.000%, 07/01/16	1,108
	West Virginia School Building Authority, Capital Improvement,
1,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/16	1,099
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/17	2,163
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/17	2,115
2,465	West Virginia State Building Commission, Series A, Rev., NATL-RE, 5.250%, 06/29/09	2,468
1,990	West Virginia State Building Commission, Regional Jail, Series A, Rev., AMBAC, 5.250%, 07/01/12	2,136
	West Virginia State Higher Education, Interim Governing Board University, Marshall
	University,
1,440	Series A, Rev., NATL-RE, FGIC, 5.250%, 05/01/11	1,489
1,600	Series A, Rev., NATL-RE, FGIC, 5.250%, 05/01/11	1,643
1,000	West Virginia State Hospital Finance Authority, Camden Clark Memorial Hospital, Series A, Rev., FSA, 5.250%, 02/15/14	1,035
895	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Series A, Rev., 6.500%, 09/01/16 (p)	1,090
1,480	West Virginia State Hospital Finance Authority, United Hospital Center, Inc. Project, Series A, Rev., AMBAC, 5.000%, 06/01/15	1,548
	West Virginia State Parkway Economic Development & Tourism Authority,
1,000	Rev., NATL-RE, FGIC, 5.250%, 05/15/16	1,123
2,000	Rev., NATL-RE, FGIC, 5.250%, 05/15/19	2,224
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/16	782
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	742
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	699
1,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/14	1,043
1,200	West Virginia Water Development Authority, Series A, Rev., AMBAC, 5.500%, 10/01/13 (p)	1,405
	West Virginia Water Development Authority, Loan Program II,
1,125	Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/15	1,185
2,275	Series B, Rev., AMBAC, 5.000%, 11/01/12	2,470
1,000	Series B, Rev., AMBAC, 5.000%, 11/01/13	1,096
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., FSA, 5.000%, 11/01/15	1,523

		71,383

	Total Long-Term Investments (Cost $79,198)	82,973

SHARES

	Short-Term Investment — 1.3%
	Investment Company — 1.3%
1,060	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.290% (b) (l) (m) (Cost $1,060)	1,060

	Total Investments — 99.7%(Cost $80,258)	84,033
	Other Assets in Excess of Liabilities — 0.3%	294

	NET ASSETS — 100.0%	$84,327

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FSA	—	Insured by Financial Security Assurance, Inc.
GO	—	General Obligation
IBCC	—	Insured Bond Custodial Certificate
IDA	—	Industrial Development Authority
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
SO	—	Special Obligation

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,060
Aggregate gross unrealized depreciation	(285)

Net unrealized appreciation/depreciation	$3,775

Federal income tax cost of investments	$80,258

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•         Level 1 – quoted prices in active markets for identical securities

•         Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 1,060	$ –
Level 2 – Other significant observable inputs	82,973	–
Level 3 – Significant unobservable inputs	–	–
Total	$ 84,033	$ –

* Other financial instruments may include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 29, 2009

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

July 29, 2009